As filed with the Securities and Exchange Commission on April 26, 2007

Securities Act File No. 33-50390

Investment Company Act File No. 811-7076

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 29	☒

WILSHIRE MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

(Address of Principal Executive offices, including zip code)

Registrant’s Telephone Number, including Area Code: (310) 451-3051

Name and Address of Agent for Service: Lawrence E. Davanzo c/o Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401	Copy To: Cathy G. O’Kelly Vedder, Price, Kaufman & Kammholz, P.C. 222 North LaSalle Street Chicago, IL 60601

It is proposed that the filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2007 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485

Prospectus	May 1, 2007

Horace Mann Class of Shares

of

Dow Jones Wilshire 5000 Indexsm Portfolio

(http://www.wilfunds.com)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of this Portfolio or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

This prospectus describes the Horace Mann Class of Shares of the Dow Jones Wilshire 5000 Indexsm Portfolio (the “Portfolio”) offered by the Wilshire Mutual Funds, Inc. (the “Company”, “we” or “us”).

The Portfolio’s investment objective is to replicate as closely as possible the performance of the Dow Jones Wilshire 5000 Indexsm (the “Index”) before the deduction of Portfolio expenses. The Portfolio’s investment objective may not be changed without approval of its shareholders in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”). The Portfolio is not guaranteed to meet its objective.

On the following pages you will find important information about the Portfolio and its Horace Mann Class of Shares, including:

•

the main investment strategies used by Wilshire Associates Incorporated (“Wilshire”), the Portfolio’s investment adviser, and Los Angeles Capital Management and Equity Research (“LA Capital”), the Portfolio’s sub-adviser, in seeking to achieve the Portfolio’s objective;

•	the main risks of an investment in the Portfolio;

•	the Portfolio’s past performance measured on a year-by-year basis; and

•	the fees and expenses that you will pay as a shareholder.

Shares of the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. You could lose money by investing in the Portfolio.

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INVESTMENT AND RISK SUMMARY

Main Investment Strategies

•	Invests primarily in the common stock of companies included in the Index that are representative of the Index.

•	Uses enhanced “stratified sampling” techniques in an attempt to replicate the return of the Index.

•	Normally holds stocks representing at least 90% of the total market value of the Index.

The Index is an unmanaged index which measures the performance of all equity securities of U.S. headquartered issuers with readily available price data. It includes over 6,000 stocks, with each stock weighted according to its market value. This means that companies having a larger stock capitalization will have a larger impact on the Index. The Index has been computed continuously since 1974, is published daily in many major U.S. newspapers and is the broadest measure of the U.S. equity market. The Portfolio normally holds stocks representing at least 90% of the Index’s total market value, which ranges between 1,000 and 2,500 stocks.

Who May Want to Invest in the Portfolio

The Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you seek to capture returns that are representative of the entire U.S. equity market;

•	you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or

•	you seek an index fund which, unlike a traditional index fund, includes the stocks of small- and mid-capitalization, as well as large capitalization companies.

Main Investment Risks

The Portfolio’s share price will fluctuate as a result of the changes in the market value of the securities it owns. All securities are subject to market, economic and business risks that cause prices to fluctuate. Price fluctuations may not be related to the fundamental characteristics of the companies issuing its securities. Because the Portfolio provides a broad exposure to the U.S. stock market rather than focusing on a distinct segment of the market such as small capitalization value stocks, over time the Portfolio may be less volatile than a fund which focuses on a particular segment of the U.S. stock market.

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PERFORMANCE AND FEE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the Horace Mann Class of Shares have performed in the past and by showing how the Portfolio’s average annual total returns compare to those of the Index. The bar chart and table assume reinvestment of dividends and distributions. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 15.91% (quarter ended 6/30/03) and the lowest return for a quarter was (16.81)% (quarter ended 9/30/02).

Average Annual Total Returns

(for the periods ended December 31, 2006)

	1 year	5 years	Since inception[1]
Horace Mann Class of Shares Return Before Taxes	14.32%	6.44%	3.51%
Return After Taxes on Distributions[2]	14.19%	6.25%	3.21%
Return After Taxes on Distributions and Sale of Portfolio Shares	9.49%	5.47%	2.85%
Dow Jones Wilshire 5000 Indexsm[3]	15.87%	7.63%	2.55%

[1]	Inception date (commencement of investment operations) of the Horace Mann Class of Shares was December 10, 1999.
[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[3]	Reflects no deductions for fees, expenses or taxes. It is not possible to directly invest in an unmanaged index.

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Fees and Expenses of the Horace Mann Class of Shares

This table shows the fees and expenses you may pay when you buy and hold Horace Mann Class of Shares of the Portfolio, based on actual 2006 expenses.

Annual Portfolio Operating Expenses (expenses that are deducted from the Portfolio’s assets) as a percentage of average daily net assets:

Horace Mann Class
Management Fees	0.10%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses	0.37%

Total Annual Portfolio Operating Expenses	0.77%

Example:

This example helps you compare the cost of investing in the Horace Mann Class of Shares of the Portfolio with the cost of investing in other mutual funds. The example assumes: (i) you invest $10,000 for the periods shown, (ii) you reinvest all dividends and distributions in the Portfolio, (iii) you redeem all of your shares at the end of the periods shown, (iv) your investment has a 5% annual return, and (v) total annual Portfolio operating expenses remain the same. This example should not be considered to represent actual expenses or performance. Actual expenses and performance may be higher or lower than those shown.

Horace Mann Class
1 Year	$79
3 Years	$246
5 Years	$428
10 Years	$955

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MORE INFORMATION ABOUT INVESTMENTS AND RISKS

The Portfolio provides a representative sample of exposure to the U.S. stock market as a whole by investing primarily in the common stocks of companies included in the Index. The Index is an unmanaged capitalization weighted index of over 6,000 U.S. equity securities and includes all the U.S. stocks regularly traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ over-the-counter market. The Portfolio normally holds stocks representing at least 90% of the Index’s total market value, which is between 1,000 and 2,500 stocks.

LA Capital manages the Portfolio using an enhanced stratified sampling investment approach. Stratified sampling uses sector weighting and portfolio characteristic profiling to keep a portfolio within acceptable parameter ranges relative to the benchmark. In addition, LA Capital seeks to add value above and beyond the return of the benchmark by incorporating LA Capital’s analysis of various factors which impact equity returns with a goal of generating enough incremental return’s to offset Portfolio expenses.

Over time, LA Capital expects the correlation between the performance of the Index and the performance of the Portfolio to be over 90% before the deduction of the Portfolio’s expenses. A 100% correlation would indicate that the Portfolio’s performance exactly matches the performance of the Index. The Portfolio’s ability to track the Index’s performance will be affected by factors such as the Portfolio’s expenses, changes in stocks represented in the Index, the results of LA Capital’s performance enhancement activities, and the timing and amount of sales and redemptions of the Portfolio’s shares.

Securities Lending

The Portfolio may lend its investment securities in an amount of up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions. Any loss in the market price of securities loaned by the Portfolio that occurs during the term of the loan would be borne by the Portfolio and would affect the Portfolio’s performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will only be made to borrowers selected by the Portfolio’s delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower. The Portfolio’s Board of Directors will make arrangements to consent with respect to a material event affecting the Portfolio’s securities or loan.

Temporary Investments

During adverse market or economic conditions, or to meet large withdrawals, the Portfolio may temporarily invest all or a part of its assets in defensive investments. These investments include U.S. government securities and high quality U.S. dollar-denominated money market securities, including certificates of deposit, bankers’ acceptances, commercial paper, short-term debt securities and repurchase agreements. When following a defensive strategy the Portfolio is less likely to achieve its objective.

Risk Information

Investing in the Portfolio involves the following principal risks:

Equity Risk. The principal risk of investing in the Portfolio is equity risk. This risk is that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances.

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Index Risk. There is a risk that the Portfolio’s performance may not match the performance of the Index exactly. Because the Portfolio does not hold every stock contained in the Index, the performance of the stocks held in the Portfolio may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Portfolio incurs management fees, 12b-1 fees, administrative expenses and transaction costs in trading stocks.

Disclosure of Portfolio Holdings

A description of the Company’s policies and procedures relating to disclosure of portfolio holdings is available in the Portfolio’s Statement of Additional Information and on the Company’s website at www.wilfunds.com. The Portfolio’s complete portfolio holdings data will be made available monthly on its website under the http://www.wilfunds.com/holdings_reports/index.htm link, generally on the first business day following the 20th calendar day after month end. Such information will remain available on the website until the information is filed with the Securities and Exchange Commission (the “SEC”) on Form N-Q or Form N-CSR (which are typically filed within 60 days of the end of the applicable quarter).

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MANAGEMENT OF THE PORTFOLIO

Investment Adviser

Wilshire is the investment adviser of the Portfolio. Wilshire is located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401 and was formed in 1972. As of December 31, 2006 Wilshire managed approximately $25 billion in assets. Wilshire also provides investment technology products and investment consulting services.

Wilshire conducts its investment decision-making through an investment committee structure. The investment committee consists of senior level investment professionals with significant investment experience. The investment committee is currently comprised of James Dunn, Lawrence E. Davanzo, Helen Thompson, David Hall, Charles Roth, Josh Emanuel, Aysun Gelisen, Mathew Radgowski and Cindy Lim. Mr. Dunn is the Chairman of the investment committee.

As a percentage of average daily net assets, the Portfolio paid Wilshire an advisory fee of 0.10% during the last fiscal year. The advisory agreement between the Company and Wilshire (the “Agreement”) permits the Board of Directors and Wilshire to retain sub-advisers to the Portfolio in certain circumstances without stockholder approval. A discussion regarding the basis for the Board of Directors’ approval of the Agreement is included in the Portfolio’s annual report to shareholders dated December 31, 2006.

Investment Sub-Adviser

The SEC has issued an order (the “Order”) to Wilshire, exempting it from the 1940 Act requirement to submit to shareholders new or materially amended sub-advisory agreements for their approval, and reducing the amount of disclosure required to be provided regarding the fees paid to sub-advisers. The Order provides that Wilshire may identify, retain and compensate sub-advisers that are not “affiliated persons” of Wilshire, as defined in the 1940 Act, to manage all or portions of the portfolios of the Company subject to the Board of Directors’ approval. Wilshire is responsible for, among other things, setting each portfolio’s investment strategy and structure, identifying sub-advisers, ongoing monitoring and evaluation of sub-advisers, implementing procedures to ensure that sub-advisers comply with each portfolio’s investment objectives, policies, guidelines and restrictions, terminating sub-advisers (subject to the Board of Directors’ approval) and reallocating assets among sub-advisers. Shareholders will be notified of, and provided with information regarding, Wilshire’s retention of new sub-advisers or any material amendments to sub-advisory agreements, within 90 days of either occurrence.

Wilshire entered into a sub-advisory agreement with LA Capital, effective April 15, 2003, to manage the Portfolio subject to the supervision of Wilshire and the Company’s Board of Directors. LA Capital’s fees are paid by Wilshire. LA Capital is located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, CA 90025 and as of December 31, 2006 managed approximately $4.6 billion in assets. Thomas D. Stevens, the President of LA Capital, is the primary portfolio manager of the Portfolio. From 1980 until LA Capital was formed in April 2002, Mr. Stevens was employed by Wilshire, where he served as a Senior Managing Director and Principal.

A discussion regarding the basis for the Board of Directors’ approval of LA Capital’s sub-advisory agreement is included in the Portfolio’s annual report to shareholders dated December 31, 2006. The Portfolio’s Statement of Additional Information also provides additional information about Mr. Stevens’ compensation, other accounts managed by him and his ownership of shares of the Portfolio.

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Service and Distribution Plan

The Portfolio has adopted a Service and Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for its Horace Mann Class of Shares (the “Plan”). The Plan authorizes payments by the Horace Mann Class of Shares to reimburse PFPC Distributors, Inc. (the “Distributor”) for its shareholder services expenses at an annual rate of up to 0.35% of the average daily net assets attributable to the Horace Mann Class of Shares. Pursuant to a dealer agreement between the Distributor and Horace Mann Investors, Inc. (“Horace Mann”) the Distributor pays to Horace Mann 0.35% of the average daily net assets attributable to the Horace Mann Class of Shares for maintaining shareholder accounts and for providing services to holders of shares, such as answering shareholder inquiries regarding the Portfolio and providing shareholder reports and other information. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than other types of sales charges. Distribution expenses covered by the Plan include marketing and advertising expenses and the costs of printing prospectuses for prospective investors.

SHAREHOLDER INFORMATION

If you have questions about the Portfolio or your account you may call us at 1-877-720-3701 or the Horace Mann home office at 1-800-999-1030.

How to Purchase Portfolio Shares

You may buy Horace Mann Class of Shares without a sales charge on any day when the New York Stock Exchange (“NYSE”) is open for business (referred to as a business day). To purchase the Horace Mann Class of Shares, contact us at 1-877-720-3701. We reserve the right to reject or limit any purchase order or suspend the offering of the Portfolio’s shares if we believe it is in the Portfolio’s best interest to do so. The Portfolio does not issue share certificates.

Minimum Investments

The minimum initial investment in the Portfolio is $1,000. Subsequent investments must be at least $100. Lower minimums are available for the Horace Mann Scheduled Payment Plan, described below. We may change the initial and subsequent minimum investment requirements at any time.

You may purchase shares as follows:

(1) Horace Mann Scheduled Payment Plan. The Horace Mann Scheduled Payment Plan permits you to purchase shares (minimum of $50 per transaction) at regular intervals. This service may provide you with a convenient way to invest for long-term and intermediate financial goals. You may purchase shares by electronically transferring funds from your bank account. You may choose to have your bank account debited in a specified amount, and shares purchased, either (i) once a month on the first or fifteenth day, or (ii) twice a month on both days. Your account must be at a bank which is an Automated Clearing House member.

You may establish a Scheduled Payment Plan by either checking the appropriate box on the Account Application or filing an authorization form with us. You may obtain the necessary authorization form, cancel your participation in this privilege or change the amount of purchase at any time (i) by mailing a letter to Wilshire Mutual Funds, Inc. — Horace Mann Class of Shares, c/o PFPC Inc., P.O. Box 9807,

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Providence, RI 02940, or (ii) by calling us at 1-877-720-3701. We may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.

(2) Wire Payments. You can pay by wire if your bank account is maintained at a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Send funds by wire to:

PNC Bank

Pittsburgh, PA

ABA No: 031000053

Account Number: 8606905548

FFC: [Name of Fund]

FBO: [Insert shareholder name and account number.]

If your initial purchase of the Portfolio’s shares is by wire, please call 1-877-720-3701 after completing your wire payment to obtain your Portfolio account number. Please include your Portfolio account number on the Account Application and promptly mail the Account Application to us, as no redemptions will be permitted until the Account Application is received.

(3) Checks. Checks should be made payable to “Wilshire Mutual Funds, Inc. — Horace Mann Class of Shares” and mailed to:

Wilshire Mutual Funds, Inc.

c/o PFPC Inc.

P.O. Box 9807

Providence, RI 02940

If you are sending via overnight courier:

Wilshire Mutual Funds, Inc.

c/o PFPC Inc.

101 Sabin Street

Pawtucket, RI 02860-1427

Your initial investment should be accompanied by a completed and signed Account Application.

(4) Electronic Funds Transfer. You may make subsequent investments by electronic transfer of funds from an account maintained in a bank that is an Automated Clearing House member. The minimum purchase by electronic fund transfer is $500 and the maximum is $50,000 for any one transfer. You must direct the bank to send funds through the Automated Clearing House to:

PNC Bank

Wilshire Mutual Funds, Inc. — Horace Mann Class of Shares

[Your Shareholder Account Number]

Account of [Your Name]

The USA PATRIOT Act of 2001 requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the Account Application, you will be required to supply the Company with information, such as your taxpayer identification number, that will assist the Company in verifying your identity. Until such verification is made, the Company may temporarily limit

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additional share purchases. In addition, the Company may limit additional share purchases or close an account if it is unable to verify a customer’s identity. As required by law, the Company may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our privacy statement located on page 16 of this prospectus.

How to Sell Portfolio Shares

You may sell your shares back to the Portfolio (known as redeeming shares) on any business day without a redemption fee. Please note that the Company seeks to prohibit short-term trading, as described under “Right to Reject Purchase or Exchange Orders” below, and if you redeem newly purchased shares, the Company reserves the right to reject any further purchase orders from you. The Portfolio may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Portfolio cannot sell its shares or accurately determine the value of its assets, or if the SEC orders the Portfolio to suspend redemptions. We reserve the right to impose a redemption fee in the future.

You may redeem your shares in the Portfolio as follows:

(1) By Telephone. To sell your shares in the Portfolio by telephone you may call us at 1-877-720-3701. You may request that redemption proceeds be mailed to you by check or forwarded to you by bank wire.

a.	Telephone Redemption by Check. We will make checks payable to the name in which the account is registered and normally will mail the check to you at your address of record within seven days after we receive your request. Any request for redemption proceeds made within 60 days of changing your address of record must be in writing with the signature guaranteed.

b.	Telephone Redemption by Wire. We accept telephone requests for wire redemptions of at least $1,000 for the Portfolio. We will send a wire to either a bank designated on your Account Application or in a subsequent letter with a guaranteed signature. Your designated bank must be a member of the Federal Reserve System or a correspondent bank. We normally wire proceeds on the next business day after we receive your request.

(2) By Mail. You may also sell your shares by mailing a request to Wilshire Mutual Funds, Inc. — Horace Mann Class of Shares, c/o PFPC Inc., P.O. Box 9807, Providence, RI 02940. If you are mailing by overnight courier, send the request to Wilshire Mutual Funds, Inc. — Horace Mann Class of Shares, c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860-1427. We normally will mail a check to you at your address of record within seven days after we receive your request. Your letter should state that you are redeeming Horace Mann Class of Shares of the Dow Jones Wilshire 5000 Indexsm Portfolio, the dollar amount or number of shares you are redeeming, and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all owners must sign. We require a signature guarantee for each signature on your redemption letter (i) if you redeem more than $50,000, (ii) if proceeds are to be paid to someone other than the registered holder of shares, or (iii) if the investor’s address of record has changed within the past 60 days.

Signature Guarantees. If a signature guarantee is required you must have a medallion signature guarantee from an eligible guarantor. A notarized signature is not sufficient. You can obtain a medallion

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signature guarantee from a domestic bank or trust company, broker dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Involuntary Redemption. We may redeem all shares in your account if their value falls below $500 as a result of redemptions (but not as a result of a decline in their net asset value). We will notify you in writing and give you 45 days to increase the value of your account to at least $500.

Redemption Proceeds. You cannot redeem shares until we have received your Account Application. If you purchased your shares by check, you may not redeem shares until the check clears, which may take up to 15 business days following purchase. Although we will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after we receive your redemption order.

The Portfolio may pay your redemption proceeds wholly or partly in securities. This would happen only in the rare instance that Wilshire and LA Capital believe it would be in the Portfolio’s best interest not to pay redemption proceeds in cash. When you sell these securities you will pay brokerage commissions.

If you choose to receive distributions in cash and distribution checks are returned as undeliverable, or remain uncashed for six months, we will change your account so that all future distributions are reinvested in the Portfolio. Checks that remain uncashed for six months will be canceled and the money reinvested in the Portfolio. No interest is paid during the time a redemption check is outstanding.

Telephone Transactions. If you authorize telephone transactions, bear in mind that you may be responsible for any fraudulent telephone transaction in your account so long as the Company and its service providers follow reasonable procedures to protect against unauthorized transactions. All telephone calls are recorded for your protection and you will be asked for information to verify your identification. If you are unable to reach us by telephone (for example, after normal business hours or during periods of unusual market activity), consider placing your order by mail.

Pricing of Shares

When you purchase Horace Mann Class of Shares of the Portfolio, the price you pay per share is the net asset value of the shares next determined after we receive your purchase order in good order. Similarly, the price you receive when you redeem your shares is the net asset value of the shares next determined after we receive your redemption request in good order. We calculate the net asset value per share at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time) on each business day. Net asset value per share is calculated by adding the value of the individual securities and other assets held by the Portfolio and attributable to the Horace Mann Class of Shares, subtracting the liabilities of the Horace Mann Class of Shares, and dividing by the total number of Horace Mann Class of Shares outstanding.

A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on the Nasdaq system are valued at the

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Nasdaq official closing price. If there is no Nasdaq official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on Nasdaq) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. When market quotations are not readily available, securities are valued according to procedures established by the Board of Directors or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least one representative of the adviser who is an officer of the Company and at least one portfolio management professional of the subadviser responsible for managing the portion of the Portfolio whose securities require a fair valuation determination, or the Company’s Valuation Committee. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Portfolio is carrying the security.

Right to Reject Purchase Orders

You should make purchases for investment purposes only. Short-term or other excessive trading into and out of the Portfolio may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Company’s Board of Directors has adopted a policy pursuant to which the Company attempts to prohibit market timing. The Company does not accommodate market timing and reserves the right to restrict, reject or cancel, without any prior notice, any purchase order, including transactions representing excessive trading. In general, the Company considers redemptions of shares within five days of a purchase to be excessive, although exceptions may be made for certain redemptions that do not indicate market timing strategies, such as portfolio rebalancing programs of institutional investors and systematic withdrawal programs, subject to approval by the Company’s Chief Compliance Officer. To the extent practicable, such restrictions are applicable to omnibus accounts, as well as accounts held by shareholders directly with the Company. Wilshire contractually requires that financial intermediaries which hold omnibus accounts in the Portfolio provide best efforts in assisting Wilshire in determining whether any market timing activity is occurring, and allowing Wilshire to reject trades from any individuals engaging in what it deems to be excessive trading.

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Company to prevent excessive trading, there is no guarantee that the Company or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Company and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Portfolio receives purchase and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements.

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DIVIDEND AND DISTRIBUTION INFORMATION

The Portfolio intends to pay any dividends and capital gain distributions at least once a year. Dividends or capital gains distributions of the Portfolio will be automatically reinvested at net asset value in additional Horace Mann Shares of the Portfolio or you may elect to receive them in cash. This election will be made at the time you complete your Account Application. You may change this election by notifying us in writing at any time before the record date for a particular dividend or distribution. There are no sales or other charges for the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. Dividends and distributions may differ for different classes of shares of the Portfolio.

The value of your Horace Mann Shares will be reduced by the amount of any dividends and distributions. If you purchase shares shortly before the record date for a dividend or distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

TAX INFORMATION

The Portfolio’s distributions will consist of net investment income and capital gains, which are generally taxable to you at different rates depending on the length of time the Portfolio holds its assets. Dividends out of net investment income and distributions of realized short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Portfolio’s distributions may be subject to federal, state or local taxes whether you receive them in cash or reinvest them in additional shares of the Portfolio. Foreign shareholders may be subject to special withholding requirements.

This summary of tax consequences is intended as general information only. You should consult a tax adviser concerning the tax consequences of your investment in the Portfolio.

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FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the financial performance of the Portfolio’s shares for the past five years. Certain information reflects the financial performance of a single share of the Portfolio. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Portfolio’s financial statements and related notes, is included in the annual report, which is available on request.

DOW JONES WILSHIRE 5000 INDEXsm PORTFOLIO

For a Portfolio Share Outstanding Throughout Each Period

	Horace Mann Class Shares
	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Four Month Period Ended 12/31/02[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$10.57	$10.08	$9.15	$7.09	$7.38		$8.91

Income/(loss) from investment operations:
Net investment income*	0.12	0.08	0.08	0.05	0.01		0.04
Net realized and unrealized gain/(loss) on investments	1.39	0.47	0.95	2.04	(0.25)		(1.53)

Total from investment operations	1.51	0.55	1.03	2.09	(0.24)		(1.49)

Less distributions:
Dividends from net investment income	(0.09)	(0.06)	(0.10)	(0.03)	(0.05)		(0.04)

Total distributions	(0.09)	(0.06)	(0.10)	(0.03)	(0.05)		(0.04)

Net asset value, end of period	$11.99	$10.57	$10.08	$9.15	$7.09		$7.38

Total return[2]	14.32%	5.49%	11.23%	29.44%	(3.28	)%**	(16.85)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,817	$1,891	$1,964	$1,915	$1,401		$1,401
Operating expenses excluding custody earnings credit	0.77%	0.89%	0.97%	1.11%	1.30	%***	0.93%
Operating expenses including reimbursement/waiver/custody earnings credit	0.77%	0.89%	0.97%	1.10%	1.29	%***	0.92%
Operating expenses excluding reimbursement/waiver/custody earnings credit	0.77%	0.89%	0.97%	1.11%	1.30	%***	1.07%
Net investment income including reimbursement/ waiver/custody earnings credit	1.05%	0.82%	0.87%	0.61%	0.52	%***	0.47%
Portfolio turnover rate	69%	46%	31%	3%	6	%**	22%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized
***	Annualized

15

The following notice does not constitute part of and is not

incorporated into the prospectus for the Company.

WILSHIRE MUTUAL FUNDS, INC.

Privacy Statement

At Wilshire Mutual Funds, Inc., we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

Information We Collect

We collect and retain nonpublic personal information about you that may include:

•	Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

•	Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

•

Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server can not find out a user’s name or email address, or anything about the user’s computer using cookies.

Information We May Share

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

•	Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

•	Companies that provide services for us to help market our products to you; and

•	Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

Confidentiality and Security

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our website.

16

Applicability

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Portfolios, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Portfolios through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

Wilshire Mutual Funds, Inc. values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 1-888-200-6796 if you have any questions concerning our policy, or visit us at www.wilfunds.com for additional copies of this policy.

17

Shareholder Reports

You will receive semi-annual reports dated June 30 and annual reports dated December 31 each year. These reports contain additional information about the Portfolio’s investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Portfolio and is legally considered to be part of this prospectus.

How to Obtain Reports

You can get free copies of annual and semi-annual reports and SAIs on the Company’s website at www.wilfunds.com. You may also request the annual and semi-annual reports, SAIs and other information about the Portfolio, and discuss your questions about the Portfolio, by contacting us at:

Wilshire Mutual Funds, Inc.

c/o PFPC Inc.

P.O. Box 9807

Providence, RI 02940

or by calling toll free 1-888-200-6796

You can also review and copy information about the Portfolio, including the annual and semi-annual reports and SAIs, at the Public Reference Room of the Securities and Exchange Commission. For information about the Public Reference Room call 1-202-551-5850. You can also obtain copies:

•	For a duplicating fee, by writing to the Public Reference Section of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by email to publicinfo@sec.gov.

•	Free from the SEC’s EDGAR database on its internet website at http://www.sec.gov

The Company currently offers other classes of shares of the Portfolio in other prospectuses.

(Investment Company Act File No. 811-7076)

HORACE MANN CLASS SHARES

PROSPECTUS

Prospectus	WILSHIRE	May 1, 2007

MUTUAL FUNDS, INC.

Investment and Institutional Class Shares

of

Large Company Growth Portfolio

Large Company Value Portfolio

Small Company Growth Portfolio

Small Company Value Portfolio

Dow Jones Wilshire 5000 Indexsm Portfolio

(http://www.wilfunds.com)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

This prospectus describes the following Portfolios offered by the Wilshire Mutual Funds, Inc. (the “Company”, “we” or “us”).

• Large Company Growth Portfolio • Large Company Value Portfolio • Small Company Growth Portfolio • Small Company Value Portfolio (collectively, the “Style Portfolios”)	Investment Objective: to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Dow Jones Wilshire 5000 Index (the “Index”). These Portfolios are not index funds.

• Dow Jones Wilshire 5000 Index Portfolio (hereinafter the “Index Portfolio” and, together with the Style Portfolios, the “Portfolios”)	Investment Objective: to replicate as closely as possible the performance of the Dow Jones Wilshire 5000 Index before the deduction of Portfolio expenses.

A Portfolio’s investment objective may not be changed without approval of a Portfolio’s shareholders in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”). Each Portfolio is not guaranteed to meet its objective.

On the following pages you will find important information about each Portfolio and its Institutional and Investment classes of shares, including:

•

the investment adviser of each Portfolio, Wilshire Associates Incorporated (“Wilshire”), which allocates portions of each Portfolio’s assets among one or more sub-advisers (each a “Sub-Adviser”) with complementary management styles and securities selection disciplines, and monitors the performance of each Portfolio;

•	the main investment strategies used by Wilshire and each Portfolio’s Sub-Advisers, in seeking to achieve each Portfolio’s objective;

•	the main risks of an investment in each Portfolio;

•	the past performance of each Portfolio measured on both a year-by-year and long-term basis, when available; and

•	the fees and expenses that you will pay as a shareholder of each Portfolio.

Shares of the Portfolios are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. You could lose money by investing in the Portfolios.

INVESTMENT AND RISK SUMMARY

Main Investment Strategies

Large Company Growth Portfolio

•	Focuses on the large company growth segment of the U.S. equity market.

•	Invests substantially all of its assets in companies with the largest market capitalizations — greater than approximately $1.7 billion as of the date of this prospectus.

•	Invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

Small Company Growth Portfolio

•	Focuses on the small company growth segment of the U.S. equity market.

•	Invests substantially all of its assets in companies with smaller market capitalizations — between approximately $150 million and $2.3 billion as of the date of this prospectus.

•	Invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	Emphasizes less on companies with a long history of established growth than the Large Company Growth Portfolio.

•

Invests in small-cap companies that may still further develop. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Large Company Value Portfolio

•	Focuses on the large company value segment of the U.S. equity market.

•	Invests substantially all of its assets in companies with the largest market capitalizations — greater than approximately $1.7 billion as of the date of this prospectus.

•

Invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios, and higher than average dividend yields (which means that their prices are low relative to the sizes of their dividends).

Small Company Value Portfolio

•	Focuses on the small company value segment of the U.S. equity market.

•	Invests substantially all of its assets in companies with smaller market capitalizations — between approximately $150 million and $2.3 billion as of the date of this prospectus.

•

Invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios, and relatively high dividend yields (dividend yields for small companies are generally less than those of large companies).

•

Invests in small-cap companies that may still further develop. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Each Style Portfolio attempts to invest virtually all of its assets in common stock of companies in its respective category.

Dow Jones Wilshire 5000 Index Portfolio

•	Invests primarily in the common stock of companies included in the Index that are representative of the Index.

•	Uses enhanced “stratified sampling” techniques in an attempt to replicate the return of the Index.

•	Normally holds stocks representing at least 90% of the total market value of the Index.

The Index is an unmanaged index which measures the performances of all equity securities of U.S. headquartered issuers with readily available price data. It includes over 6,000 stocks, with each stock weighted according to its market value. This means that companies having larger stock capitalizations will have a larger impact on the Index. The Index has been computed continuously since 1974 and is published daily in many major U.S. newspapers and is the broadest measure of the U.S. equity market. The Index Portfolio normally holds stocks representing at least 90% of the Index’s total market value, which ranges between 1,000 and 2,500 stocks.

Who May Want to Invest in the Portfolios

A Style Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•

you believe that the market will favor a particular investment style, such as large cap growth stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

The Index Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you seek to capture returns that are representative of the entire U.S. equity market;

•	you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or

•	you seek an index fund which, unlike a traditional index fund, includes the stocks of small- and mid-capitalization companies as well as large capitalization companies.

Main Investment Risks

Each Portfolio’s share price will fluctuate as a result of the changes in the market values of the securities it owns. All securities are subject to market, economic and business risks that cause prices to fluctuate. Price fluctuations may not be related to the fundamental characteristics of the companies issuing its securities. For example, if large capitalization growth stocks fall out of favor generally with investors, the value of the Large Company Growth Portfolio may decline. You may lose money by investing in a Portfolio, particularly if you choose a Style Portfolio which follows a particular style that has performed poorly. Because the Index Portfolio provides a broad representative sample of the U.S. stock market rather than focusing on a distinct segment of the market such as small capitalization value stocks, over time the Index Portfolio may be a less volatile investment than the Style Portfolios.

PERFORMANCE AND FEE INFORMATION

Large Company Growth Portfolio

The bar chart and the performance table below provide an indication of the risks of investing in the Large Company Growth Portfolio by showing how the performance of the Investment Class shares has varied from year to year and by showing how the average annual total returns of the Portfolio’s Investment Class’ shares and Institutional Class’s shares compare to those of a broad measure of market performance. The chart and table assume reinvestment of dividends and distributions. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 25.32% (quarter ended 12/31/98) and the lowest return for a quarter was (18.01)% (quarter ended 3/31/01).

The returns for the Portfolio’s Investment Class shares were slightly lower than the Institutional Class shares because Investment Class shares pay distribution (12b-1) fees.

Average Annual Total Returns

(for the periods ended December 31, 2006)

	1 year	5 years	10 years
Investment Class
Return Before Taxes	4.96%	3.74%	7.75%
Return After Taxes on Distributions[1]	4.96%	3.72%	7.40%
Return After Taxes on Distributions and Sale of Shares[1]	3.22%	3.20%	6.67%
Institutional Class[2]
Return Before Taxes	5.35%	4.09%	8.05%
Russell 1000 Growth Index[3] (reflects no deduction for fees, expenses or taxes)	9.07%	2.69%	5.44%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	After-tax returns are shown for only Investment Class shares. After-tax returns for Institutional Class shares will vary.
[3]

The Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with high price-to-book ratios and high forecasted growth values. It is not possible to directly invest in an unmanaged index.

Fees and Expenses of the Large Company Growth Portfolio

As a benefit of investing in the Portfolio, you do not incur any sales loads, redemption fees or exchange fees. This table shows the fees and expenses you may pay when you buy and hold the Portfolio’s shares, based on actual 2006 total expenses.

Annual Portfolio Operating Expenses (expenses that are deducted from the Portfolio’s assets) as a percentage of average daily net assets:

	Investment Class	Institutional Class
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.34%	0.23%

Total Annual Portfolio Operating Expenses	1.34%	0.98%

Example:

This example helps you to compare the cost of investing in the Large Company Growth Portfolio with the cost of investing in other mutual funds. The example assumes: (i) you invest $10,000 for the periods shown, (ii) you reinvest all dividends and distributions in the Portfolio, (iii) you redeem all of your shares at the end of the periods shown, (iv) your investment has a 5% annual return, and (v) total annual Portfolio operating expenses remain the same. This example should not be considered to represent actual expenses or performance. Actual expenses and performance may be higher or lower than those shown.

	Investment Class	Institutional Class
1 Year	$136	$100
3 Years	$425	$312
5 Years	$734	$542
10 Years	$1,613	$1,201

Large Company Value Portfolio

The bar chart and the performance table below provide an indication of the risks of investing in the Large Company Value Portfolio by showing how the performance of the Investment Class shares has varied from year to year and by showing how the average annual total returns of the Portfolio’s Investment Class shares and Institutional Class shares compare to those of a broad measure of market performance. The chart and table assume reinvestment of dividends and distributions. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 15.61% (quarter ended 6/30/03) and the lowest return for a quarter was (16.81)% (quarter ended 9/30/02).

The returns for the Portfolio’s Investment Class shares were slightly lower than the Institutional Class shares because Investment Class shares pay distribution (12b-1) fees.

Average Annual Total Returns

(for the periods ended December 31, 2006)

	1 year	5 years	10 years
Investment Class
Return Before Taxes	18.49%	9.23%	9.17%
Return After Taxes on Distributions[1]	17.01%	8.18%	7.67%
Return After Taxes on Distributions and Sale of Shares[1]	14.00%	7.76%	7.36%
Institutional Class[2]
Return Before Taxes	18.94%	9.54%	9.43%
Russell 1000 Value Index[3] (reflects no deduction for fees, expenses and taxes)	22.25%	10.86%	11.00%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	After-tax returns are shown for only Investment Class shares. After-tax returns for Institutional Class shares will vary.
[3]

The Russell 1000 Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to directly invest in an unmanaged index.

Fees and Expenses of the Large Company Value Portfolio

As a benefit of investing in the Portfolio, you do not incur any sales loads, redemption fees or exchange fees. This table shows the fees and expenses you may pay when you buy and hold the Portfolio’s shares, based on actual 2006 total expenses.

Annual Portfolio Operating Expenses (expenses that are deducted from the Portfolio’s assets) as a percentage of average daily net assets:

	Investment Class	Institutional Class
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.39%	0.33%

Total Annual Portfolio Operating Expenses	1.39%	1.08%

Example:

This example helps you to compare the cost of investing in the Large Company Value Portfolio with the cost of investing in other mutual funds. The example assumes: (i) you invest $10,000 for the periods shown, (ii) you reinvest all dividends and distributions in the Portfolio, (iii) you redeem all of your shares at the end of the periods shown, (iv) your investment has a 5% annual return, and (v) total annual Portfolio operating expenses remain the same. This example should not be considered to represent actual expenses or performance. Actual expenses and performance may be higher or lower than those shown.

	Investment Class	Institutional Class
1 Year	$142	$110
3 Years	$440	$343
5 Years	$761	$595
10 Years	$1,669	$1,317

Small Company Growth Portfolio

The bar chart and the performance table below provide an indication of the risks of investing in the Small Company Growth Portfolio by showing how the performance of the Investment Class shares has varied from year to year and by showing how the average annual total returns of the Portfolio’s Investment Class shares and Institutional Class shares compare to those of a broad measure of market performance. The chart and table assume reinvestment of dividends and distributions. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 20.75% (quarter ended 12/31/99) and the lowest return for a quarter was (22.84)% (quarter ended 9/30/98).

The returns for the Portfolio’s Investment Class shares were slightly lower than the Institutional Class shares because Investment Class shares pay distribution (12b-1) fees.

Average Annual Total Returns

(For the periods ended December 31, 2006)

	1 year	5 years	10 years
Investment Class
Return Before Taxes	11.12%	9.71%	6.73%
Return After Taxes on Distributions[1]	9.97%	8.93%	7.72%
Return After Taxes on Distributions and Sale of Shares[1]	8.76%	8.26%	7.48%
Institutional Class[2]
Return Before Taxes	11.46%	9.97%	6.94%
Russell 2000 Growth Index[3] (reflects no deduction for fees, expenses and taxes)	13.35%	6.93%	4.88%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	After-tax returns are shown for only Investment Class shares. After-tax returns for Institutional Class shares will vary.
[3]

The Russell 2000 Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to directly invest in an unmanaged index.

Fees and Expenses of the Small Company Growth Portfolio

As a benefit of investing in the Portfolio, you do not incur any sales loads, redemption fees or exchange fees. This table shows the fees and expenses you may pay when you buy and hold the Portfolio’s shares, based on actual 2006 total expenses.

Annual Portfolio Operating Expenses (expenses that are deducted from the Portfolio’s assets) as a percentage of average daily net assets:

	Investment Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.24%	None
Other Expenses	0.96%	0.92%

Total Annual Portfolio Operating Expenses*	2.05%	1.77%

*	Wilshire has voluntarily agreed to limit Total Annual Portfolio Operating Expenses for the Investment Class to 1.50%. Wilshire has voluntarily agreed to limit Total Annual Portfolio Operating Expenses for the Institutional Class to 1.50% less an equivalent ratio of Investment Class share-specific expenses. These voluntary limits are expected to continue until December 1, 2007 and may be changed by Wilshire at any time, subject to approval by the Board of Directors.

Example:

This example helps you to compare the cost of investing in the Small Company Growth Portfolio with the cost of investing in other mutual funds. The example assumes: (i) you invest $10,000 for the periods shown, (ii) you reinvest all dividends and distributions in the Portfolio, (iii) you redeem all of your shares at the end of the periods shown, (iv) your investment has a 5% annual return, and (v) total annual Portfolio operating expenses (without fee waivers) remain the same. This example should not be considered to represent actual expenses or performance. Actual expenses and performance may be higher or lower than those shown.

	Investment Class	Institutional Class
1 Year	$208	$180
3 Years	$643	$557
5 Years	$1,103	$959
10 Years	$2,379	$2,084

Small Company Value Portfolio

The bar chart and the performance table below provide an indication of the risks of investing in the Small Company Value Portfolio by showing how the performance of the Investment Class shares has varied from year to year and by showing how the average annual total returns of the Portfolio’s Investment Class shares and Institutional Class shares compare to those of a broad measure of market performance. The chart and table assume reinvestment of dividends and distributions. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 19.97% (quarter ended 6/30/03) and the lowest return for a quarter was (18.34)% (quarter ended 9/30/02).

The returns for the Portfolio’s Investment Class shares were slightly lower than the Institutional Class shares because Investment Class shares pay distribution (12b-1) fees.

Average Annual Total Returns

(for the periods ended December 31, 2006)

	1 year	5 years	10 years
Investment Class
Return Before Taxes	19.64%	14.21%	10.86%
Return After Taxes on Distributions[1]	17.45%	11.84%	8.89%
Return After Taxes on Distributions and Sale of Shares[1]	14.79%	11.46%	8.62%
Institutional Class[2]
Return Before Taxes	20.05%	14.55%	11.11%
Russell 2000 Value Index[3] (reflects no deduction for fees, expenses and taxes)	23.48%	15.37%	13.27%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	After-tax returns are shown for only Investment Class shares. After-tax returns for Institutional Class shares will vary.
[3]

The Russell 2000 Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted values. It is not possible to directly invest in an unmanaged index.

Fees and Expenses of the Small Company Value Portfolio

As a benefit of investing in the Portfolio, you do not incur any sales loads, redemption fees or exchange fees. This table shows the fees and expenses you may pay when you buy and hold the Portfolio’s shares, based on actual 2006 total expenses.

Annual Portfolio Operating Expenses (expenses that are deducted from the Portfolio’s assets) as a percentage of average daily net assets:

	Investment Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.82%	0.77%

Total Annual Portfolio Operating Expenses*	1.92%	1.62%

*	Wilshire has voluntarily agreed to limit Total Annual Portfolio Operating Expenses for the Investment Class to 1.50%. Wilshire has voluntarily agreed to limit Total Annual Portfolio Operating Expenses for the Institutional Class to 1.50% less an equivalent ratio of Investment Class share-specific expenses. These voluntary limits are expected to continue until December 1, 2007 and may be changed by Wilshire at any time, subject to approval by the Board of Directors.

Example:

This example helps you to compare the cost of investing in the Small Company Value Portfolio with the cost of investing in other mutual funds. The example assumes: (i) you invest $10,000 for the periods shown, (ii) you reinvest all dividends and distributions in the Portfolio, (iii) you redeem all of your shares at the end of the periods shown, (iv) your investment has a 5% annual return, and (v) total annual Portfolio operating expenses (without fee waivers) remain the same. This example should not be considered to represent actual expenses or performance. Actual expenses and performance may be higher or lower than those shown.

	Investment Class	Institutional Class
1 Year	$195	$165
3 Years	$603	$511
5 Years	$1,037	$881
10 Years	$2,243	$1,922

Dow Jones Wilshire 5000 Indexsm Portfolio

The bar chart and the performance table below provide an indication of the risks of investing in the Dow Jones Wilshire 5000 Indexsm Portfolio by showing how the performance of the Investment Class Shares has varied from year to year and by showing how the average annual total returns of the Portfolio’s Investment Class shares and Institutional Class shares compare to those of a broad measure of market performance. The chart and table assume reinvestment of dividends and distributions. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 15.89% (quarter ended 06/30/03) and the lowest return for a quarter was (16.90)% (quarter ended 9/30/02).

Average Annual Total Returns

(for the periods ended December 31, 2006)

	1 year	5 years	Since Inception[1]
Investment Class
Return Before Taxes	14.46%	6.51%	3.15%
Return After Taxes on Distributions[2]	14.31%	6.30%	2.89%
Return After Taxes on Distributions and Sale of Shares[2]	9.59%	5.52%	2.56%
Institutional Class[3]
Return Before Taxes	14.66%	6.80%	3.43%
Dow Jones Wilshire 5000 Index[4] (reflects no deduction for fees, expenses and taxes)	15.88%	7.63%	4.05%

[1]	Inception date (commencement of investment operations) of the Investment Class and the Institutional Class was February 1, 1999.
[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[3]	After-tax returns are shown for only Investment Class shares. After-tax returns for Institutional Class shares will vary.
[4]

The Dow Jones Wilshire 5000 Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. It is not possible to directly invest in an unmanaged index.

Fees and Expenses of the Dow Jones Wilshire 5000 Index Portfolio

As a benefit of investing in the Portfolio, you do not incur any sales loads, redemption fees or exchange fees. This table shows the fees and expenses you may pay when you buy and hold the Portfolio’s shares, based on actual 2006 total expenses.

Annual Portfolio Operating Expenses (expenses that are deducted from the Portfolio’s assets) as a percentage of average daily net assets:

	Investment Class	Institutional Class
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.21%	None
Other Expenses	0.43%	0.37%

Total Annual Portfolio Operating Expenses	0.74%	0.47%

Example:

This example helps you to compare the cost of investing in the Index Portfolio with the cost of investing in other mutual funds. The example assumes: (i) you invest $10,000 for the periods shown, (ii) you reinvest all dividends and distributions in the Index Portfolio, (iii) you redeem all of your shares at the end of the periods shown, (iv) your investment has a 5% annual return, and (v) total annual Portfolio operating expenses remain the same. This example should not be considered to represent actual expenses or performance. Actual expenses and performance may be higher or lower than those shown.

	Investment Class	Institutional Class
1 Year	$76	$48
3 Years	$237	$151
5 Years	$411	$263
10 Years	$918	$591

MORE INFORMATION ABOUT INVESTMENTS AND RISKS

Wilshire serves as the investment adviser to the Portfolios. As part of its management and oversight of the Portfolios, Wilshire selects investment advisers to serve as Sub-Advisers, and determines the allocation of each Portfolio’s assets among the selected Sub-Advisers through the use of sophisticated models. In its discretion, Wilshire may allocate no assets to a given Sub-Adviser. Each Sub-Adviser manages a portion of one or more of the Portfolios. Wilshire selects Sub-Advisers to manage the assets of the Portfolios, subject to approval of the Company’s Board of Directors, based upon a due diligence process that focuses on, but is not limited to, each Sub-Adviser’s philosophy and process, people and organization, resources, and performance.

Wilshire conducts its investment decision-making through an investment committee structure. The investment committee reviews the daily performance of the Portfolios and the Sub-Advisers. Additionally, the risk profiles of the Portfolios and the Sub-Advisers are monitored closely to ensure compliance with stated investment guidelines. The investment committee maintains regular communication with the Sub-Advisers.

Style Portfolios

The Company offers focused exposure to four distinct segments of the U.S. market — large company growth, large company value, small company growth and small company value. Wilshire establishes the parameters for “large company” and “small company” stocks. As of the date of this prospectus, large companies are defined as companies with market capitalizations of greater than approximately $1.9 billion, and small companies are defined as companies with capitalizations between approximately $165 million and $1.9 billion. The Style Portfolios’ “growth” and “value” criteria generally follow the criteria of each Portfolio’s respective benchmarks. Each Style Portfolio owns only securities within these parameters which correspond to that style. To maintain a proper style exposure in each Style Portfolio, the Sub-Advisers change a Style Portfolio’s holdings as companies’ characteristics change. A Sub-Adviser sells stocks that no longer meet the criteria of a particular Style Portfolio. For example, a Sub-Adviser may consider a stock to no longer be a value stock if its price advances strongly. Each Sub-Adviser seeks to maintain a fully invested position in a Style Portfolio at all times. This means that a Style Portfolio generally holds little uninvested cash, thus seeking to ensure that you receive the full benefit of any market advances (however, it also means you will bear the full impact of any market declines). The number of securities eligible for investment by a Style Portfolio at any time varies.

The investment philosophies of the Sub-Advisers managing each Portfolio are described in more detail below. No assurance exists that a Portfolio will achieve its objectives.

Los Angeles Capital Management and Equity Research

Los Angeles Capital Management and Equity Research (“LA Capital”) serves as a Sub-Adviser to the Index Portfolio and portions of each Style Portfolio. In managing its portion of each Style Portfolio, LA Capital uses its proprietary “Dynamic Alpha” stock selection model to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark.

Each week LA Capital’s investment team develops return forecasts for 45 different fundamental risk measures for the largest 3200 securities in the U.S. equity market. The team then develops forecasts for each security, based upon the security’s exposure to these fundamental risk factors and the security’s current price. Risk factors include valuation metrics (e.g. price to cash flow, price to earnings), performance metrics (e.g. return on invested capital, earnings momentum, profit margins), analyst forecasts (e.g. projected growth, estimate revision, earnings surprise), balance sheet strength (e.g. debt to equity, pension risk), market factors (e.g. size, beta, relative strength) and 15 different industry risks.

LA Capital generates portfolios based on the individual security forecasts and the goal of maintaining an acceptable risk profile relative to the benchmark. LA Capital generally decides to sell a security based on a decline in the security’s alpha (excess return) score relative to the portfolio or the benchmark or for risk control purposes rather than as a result of achieving a predetermined price objective. LA Capital reserves the right to arbitrarily limit or modify a portfolio’s holdings based upon a perceived risk or concern regarding a particular company’s investment merits. However, these are highly unusual occurrences. LA Capital’s portfolios are typically fully invested, with cash holdings generally representing less than 5% of the portfolio’s value.

AllianceBernstein L.P.

AllianceBernstein L.P. (“AllianceBernstein”) serves as a Sub-Adviser to the Large Company Value Portfolio. AllianceBernstein’s approach to managing its portion of the Portfolio is value-based and price-driven. AllianceBernstein believes that opportunity is created by risk-averse investors who tend to buy and sell based on emotional overreactions to events of the day, assuming that current conditions — good or bad — will remain unchanged. As a result, AllianceBernstein believes that companies facing immediate problems are often shunned by investors, even if their long-term prospects remain sound, which may create compelling buying opportunities. AllianceBernstein performs intensive fundamental research to seek to identify these buying opportunities in the marketplace.

AllianceBernstein’s Investment Policy Group takes a bottom-up approach to security selection. They relate the present value of each company’s future cash flow, as forecasted by AllianceBernstein’s analysts, to the current price of its stock. Solving for the internal rate of return, an expected rate of return is derived. The Investment Policy Group then ranks companies from the highest expected return to the lowest, with the companies at the top of the ranking being the most undervalued. The expected return for each stock is then adjusted for the Portfolio’s timing risk, by evaluating revisions in consensus earnings estimates and relative return, and concentration risk, or the amount of risk added by a security to a portfolio relative to the benchmark, through use of a proprietary 19-factor risk model. AllianceBernstein also reviews a balance sheet accruals tool which attempts to measure earnings quality.

Once the risk analysis is complete, securities are re-ranked by risk-adjusted expected returns. The Investment Policy Group then selects approximately 150 securities for a model portfolio. AllianceBernstein’s portion of the Large Company Value Portfolio is based on the model portfolio, which is adjusted for Wilshire’s investment restrictions and timing of cash flows. If selected, securities ranking in the top third of AllianceBernstein’s valuation universe are overweighted relative to the benchmark because in its view they represent the most undervalued stocks in that universe. Securities ranked in the middle third of AllianceBernstein’s universe, if selected, may be market weighted to add diversification to the Portfolio. If, over time, a security falls in ranking from the top third of the universe to the middle third, the position may be trimmed back to a market weighting. If the security’s ranking continues to fall into the bottom third of the universe, may be sold or, if it is a very large capitalization stock, it is underweighted. AllianceBernstein may also purchase securities to reduce portfolio risk or increase diversification.

Goldman Sachs Asset Management

Goldman Sachs Asset Management (“GSAM”) serves as a Sub-Adviser to the Large Company Growth Portfolio. GSAM seeks a diversified portfolio of equity investments in large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration. GSAM’s strategy emphasizes a company’s growth prospects in analyzing equity investments to be purchased. Investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize a portfolio’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. GSAM’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

GSAM decisions to buy, sell or change a position in a security are functions of the security’s expected return and risk characteristics. GSAM uses an optimizer which determines the security that it believes maximizes expected return for a given level of risk net of expected transaction costs.

Delaware Management Company

Delaware Management Company (“Delaware”), a series of Delaware Management Business Trust serves as a Sub-Adviser to the Large Company Growth Portfolio. Delaware invests primarily in a concentrated portfolio common stocks of large capitalization growth-oriented companies that Delaware believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom up approach, Delaware seeks to select securities of companies that it believes have attractive end market potential, dominant business models and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. Delaware also considers a company’s operational efficiencies, management’s plans for capital allocation and the company’s shareholder orientation. Delaware currently defines large capitalization companies as those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies in the Russell 1000 Growth Index. While the market capitalization of companies in the Russell 1000 Growth Index ranged from approximately $1.2 billion to $410 billion as of February 28, 2007, Delaware will normally invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase.

Delaware may sell a security when the security’s fundamental characteristics change, the issuer experiences an earnings reversal, Delaware believes the security’s valuations have exceeded fair value, as measured by Delaware’s intrinsic valuation model, or as required by portfolio dynamics (i.e., Delaware finds what it believes to be a better opportunity as a result of its investment process).

NWQ Investment Management Company, LP

NWQ Investment Management Company, LP (“NWQ”) serves as a Sub-Adviser to the Small Company Value Portfolio. NWQ seeks to provide superior risk-adjusted returns through an analyst-driven value-oriented process. NWQ invests in companies which it believes are undervalued and where it believes catalysts exist to unlock value or improve profitability regardless of market movements or industry developments. Such catalysts can be new management, improving fundamental characteristics, renewed management focus, industry consolidation or company restructuring. Catalysts can also include free options or hidden assets that are not being correctly valued by the market. Investment decisions are made on an opportunistic basis, capitalizing on NWQ’s evaluation of situations created by investor over-reaction, misperception and short-term focus. NWQ looks for low expectation stocks that it believes possess positive risk/reward characteristics and may be overlooked by Wall Street.

NWQ’s stock selection process is driven by rigorous bottom-up fundamental research that begins with a universe encompassing approximately 2,000 companies. Special situation stocks, including American Depository Receipts, are occasionally included in the universe. Quantitative measures include price-to-cash flow, price-to-sales, price-to-earnings, price-to-book and earnings quality. Qualitatively, NWQ focuses on management strength, corporate strategy, competitive position and shareholder value orientation. NWQ does extensive bottom-up research on each current and potential common stock holding, having direct contact with corporate management and assessing the expected risk/reward ratio of an investment to determine the absolute downside versus the expected upside. Upon identifying stocks with attractive valuation characteristics and with catalysts that NWQ expects to drive investment results, NWQ selects approximately 40-70 securities for the Portfolio.

NWQ continually monitors all of its portfolio holdings and generally performs a rigorous, objective review on any investment that declines materially in price. NWQ typically either eliminates or trims positions when NWQ believes a security no longer meets the three criteria at the core of its investment discipline: attractive valuation, favorable risk/reward ratio and belief in a catalyst.

Kalmar Investment Advisers

Kalmar Investment Advisers (“Kalmar”) serves as a Sub-Adviser to the Small Company Growth Portfolio. Kalmar practices a “growth-with-value” approach to small company investing, which seeks to identify high quality, vigorously growing businesses before they are widely discovered by other institutional investors. Kalmar’s intent is to make long-term investments in companies that are adding significant value to their businesses by purchasing securities of such companies at valuation levels that Kalmar expects to materially increase as other investors learn of the success of such companies.

Kalmar’s investment team generates potential investment ideas using a variety of overlapping search techniques, including, among others, knowledge of the small company universe resulting from the investment team’s substantial research experience and meeting directly with management of small companies. Investment research at the firm is primarily “bottom-up” analysis of companies as the investment team looks for such criteria as proven and sustainable double-digit growth in revenue and earnings per share (“EPS”) together with stocks that it considers reasonably priced relative to EPS, cash flow, revenues and enterprise value. Through the bottom-up stock selection process, Kalmar seeks to avoid concentrated sector bets and to diversify investments both by company size and company growth character. Kalmar’s sell discipline is driven by the firm’s ongoing research and judgment of the evolving reward-to-risk relationship with respect to each holding.

Pzena Investment Management, LLC

Pzena Investment Management, LLC (“Pzena”) serves as a Sub-Adviser to the Large Company Value Portfolio. Pzena has a “classic” value investment philosophy; it seeks to buy very good businesses at very low prices. Pzena focuses exclusively on companies that it believes are underperforming their historically demonstrated earnings power. The firm applies intensive fundamental research to such companies in an effort to determine whether the problems that caused the earnings shortfalls are temporary or permanent. Pzena invests in a company only when it judges that the company’s problems are temporary, the company’s management has a viable strategy to generate earnings recovery, and Pzena believes there is meaningful downside protection in case the earnings recovery does not materialize. Pzena believes that a concentrated portfolio focused exclusively on companies such as these will generate meaningful returns for long-term investors. This concentration may increase the Portfolio’s volatility compared to more diversified funds.

Pzena generally sells a security when Pzena believes there are more attractive opportunities available, or there is a change in the fundamental characteristics of the issuer. In this way, Pzena attempts to avoid “emotional” input and to focus on the pure valuation level of each company.

Columbus Circle Investors

Columbus Circle Investors (“CCI”) serves as a Sub-Adviser to the Large Company Growth Portfolio. CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Logan Capital Management, Inc.

Logan Capital Management, Inc. (“Logan”) serves as a Sub-Adviser to the Large Company Growth Portfolio. Logan’s investment policy is that superior security selection can be achieved by combining the analysis of macroeconomic trends, fundamental characteristics and technical trends. Logan believes that this combination results in a portfolio of securities that have been chosen on factors beyond just the specifics of one company’s business and allows its managers to factor in multiple inputs when evaluating a decision. The resulting portfolio is one which contains companies with higher expected earnings growth rates than the broader market that have been purchased at inflection points of improving sustainable earnings growth.

Payden & Rygel

Payden & Rygel (“Payden”) serves as a Sub-Adviser to the Large Company Growth Portfolio. Payden’s large cap growth strategy is based upon the philosophy that, over the long term, stock price appreciation follows earnings growth. The portfolio managers strive to create a portfolio of companies that they expect will grow their profits faster than their peer average. The portfolio managers believe that they can achieve such a portfolio through a bottom-up stock selection process, focusing on three types of companies: (1) companies with long-term track records of above-average earnings growth, (2) companies with innovative ideas and (3) companies with earnings growth that the managers believe is underestimated.

Payden also places an emphasis on risk management. The portion of the Large Company Growth Portfolio managed by Payden is well diversified and generally contains 50 to 70 stocks. Style consistency is maintained by monitoring risk factors, portfolio characteristics and tracking error to the appropriate benchmark.

Quest Investment Management, Inc.

Quest Investment Management, Inc. (“Quest”) serves as a Sub-Adviser to the Large Company Growth Portfolio.

Quest’s investment decision process begins with a disciplined top-down strategy, initiating investment considerations with an analysis of credit, quantitative valuation and psychological indicators, and a qualitative evaluation of economic, political and social cycles/trends. This market cycle evaluation incorporates examination of the valuation level of the market, the direction of monetary policy and consideration of the psychology of the market. The purpose of this top-down work is to determine the overall direction of the market.

Decisions on sector and industry weightings as well as individual stock selection begin with an unbiased evaluation of sector, industry, and stock strength. Quest utilizes a multi-component screening process to examine technical, fundamental and valuation metrics for the eligible, investable universe of stocks. The first level of screening determines the investment health of the economic sectors and industries. This screen will help to determine the sector weights of Quest’s portion of the Large Company Growth Portfolio and will generate an initial list of attractive stocks. An additional level of screening narrows the list of stocks to a shorter list of stocks to own taking into account subjective qualifications on the economic outlook for the individual sectors and industries. The final screen pinpoints the optimal time to buy the stock factoring in technical chart analysis.

Renaissance Investment Management

Renaissance Investment Management (“Renaissance”) serves as a Sub-Adviser to the Large Company Growth Portfolio. Renaissance utilizes disciplined and systematic methods for identifying attractive growth companies with strong business and earnings momentum trading at reasonable valuations. Renaissance believes that portfolio management is both art and science. Renaissance employs advanced quantitative tools and techniques to help identify superior companies and superior investment opportunities. Ongoing research, in the form of both security selection and enhanced quantitative methods, is integral to continued success. The investment style is best described as growth at a reasonable price. Renaissance’s disciplined approach to selecting stocks and building portfolios has been a strong contributor to the performance achieved. Renaissance’s investment process consists of the following three distinct stages.

1. Profitability & Financial Strength Analysis

The stock selection process begins with a universe of the 1,000 largest U.S. companies. This universe is then screened to identify those companies with above-average historical rates of profitability and strong financial characteristics. This initial screening process highlights only those companies with successful business records and strong operating results.

2. Multi-Dimensional Analysis

Renaissance is typically then left with approximately 400-500 companies that are given further consideration. These companies are subjected to a rigorous quantitative scoring process whereby each is analyzed and ranked on the basis of historical growth, future earnings expectations and valuation. The end result of this analysis is a composite ranking. Only the top 20% of companies in this composite ranking are eligible for further review.

3. Qualitative Analysis

At this point, the analysis becomes purely qualitative. Renaissance analysts examine each company ranked in the top 20% considering their company fundamentals, business momentum, and management strategy, as well as many other factors. Renaissance utilizes outside research sources as well as their own analysis in this effort. Only the most attractive companies on the basis of this further qualitative review are then finally selected for client portfolios. Renaissance’s scoring process also serves as a very effective sell discipline. Any issue falling below the top 40%, on the basis of Renaissance’s scoring process, is considered an automatic sale candidate, and triggers the sell discipline. This discipline results in companies being sold in favor of more attractively ranked companies. A portfolio typically holds 50-60 positions, equal-weighted at time of purchase. The maximum sector allocation is 40%. The maximum security position at market is twice its initial equal weight.

Sawgrass Asset Management, L.L.C.

Sawgrass Asset Management, L.L.C. (“Sawgrass”) serves as a Sub-Adviser to the Large Company Growth Portfolio. Sawgrass’ large cap growth investment philosophy embraces the belief that it is possible to add value over time by consistently applying a structured discipline that identifies attractive companies with demonstrated earnings growth, strong earnings momentum, rising earnings estimates and securities that are reasonably valued to their long term growth expectations. Combining these elements in a sector specific modeling process, allows Sawgrass to identify companies early in their cycle of positive change, which offers above average growth potential.

Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory”) serves as a Sub-Adviser to the Large Company Growth Portfolio. Victory employs a growth-oriented style using bottom-up fundamental company analysis as a basis for all investment decisions. Victory constructs its portion of the Portfolio with high-quality, large-capitalization equity securities that Victory believes are likely to produce superior earnings growth.

Earnings growth drives stock prices over time. Victory seeks high-quality companies that have growing earnings, strong financial foundations, market-leadership, and superb management teams. The Victory investment team seeks to generate alpha (relative to the Russell 1000 Growth Index) by owning a focused portfolio of high-quality growth companies that Victory believes will deliver earnings growth greater than that which the market expects. Victory employs a bottom-up, long-term approach in managing a focused portfolio of approximately 25 stocks. Victory sells a stock when the fundamental characteristics deteriorate or when a better investment opportunity is identified, and a position is reduced when a 10% position size limit is reached. Victory does not time the market and seeks to remain fully invested at all times.

The Index Portfolio

The Index Portfolio provides exposure to the U.S. stock market as a whole by investing primarily in the common stocks of companies included in the Index. The Index is an unmanaged capitalization weighted index of over 6,000 U.S. equity securities and includes all the U.S. stocks regularly traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ over-the-counter market. The Index Portfolio normally holds stocks representing at least 90% of the Index’s total market value, which ranges between 1,000 and 2,500 stocks.

LA Capital manages the Index Portfolio using an enhanced stratified sampling investment approach. Stratified sampling uses sector weighting and portfolio characteristic profiling to keep the Portfolio within acceptable parameter ranges relative to the benchmark. In addition, LA Capital seeks to add value above the return of the benchmark by incorporating LA Capital’s analysis of a variety of factors which impact equity returns with a goal of generating enough incremental return to offset the Portfolio’s expenses.

Over time, LA Capital expects the correlation between the performance of the Index and the performance of the Index Portfolio to be over 90% before the deduction of Index Portfolio expenses. A 100% correlation would indicate that the Index Portfolio’s performance exactly matches the performance of the Index. The Index Portfolio’s ability to track the Index’s performance will be affected by factors such as the Index Portfolio’s expenses, changes in stocks represented in the Index, the results of LA Capital’s performance enhancement activities, and the timing and amount of sales and redemptions of Index Portfolio shares.

Securities Lending

A Portfolio may lend its investment securities in an amount of up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions. Any loss in the market price of securities loaned by a Portfolio that occurs during the term of the loan would be borne by the Portfolio and would affect the Portfolio’s performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by a Portfolio’s delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower. The Portfolios’ Board of Directors will make arrangements to vote or consent with respect to a material event affecting portfolio securities or loan.

Temporary Investments

During adverse market or economic conditions, or to meet large withdrawals, a Portfolio may temporarily invest all or a part of its assets in defensive investments. These investments include U.S. government securities and high quality U.S. dollar-denominated money market securities, including certificates of deposit, bankers’ acceptances, commercial paper, short-term debt securities and repurchase agreements. When following a defensive strategy a Portfolio may not achieve its objective.

Risk Information

Investing in a Portfolio involves the following principal risks:

Equity Risk. The principal risk of investing in the Portfolios is equity risk. This is the risk that the prices of stocks held by a Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances.

Index Risk. There is a risk that the Index Portfolio’s performance may not exactly match the performance of the Index. The Index Portfolio does not hold every stock contained in the Index and the performance of the stocks held in the Index Portfolio may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Index Portfolio incurs management fees, 12b-1 fees (for Investment Class Shares only), administrative expenses and transaction costs in trading stocks.

Style Risk. Another risk of investing in a Style Portfolio is the risk that a Portfolio’s style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Small Cap Risk. The small-cap companies in which the Small Company Growth and Small Company Value Portfolios invest present additional risks. These companies may be in the developmental stage or may be older companies undergoing significant changes. They may be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Disclosure of Portfolio Holdings

A description of the Company’s policies and procedures relating to disclosure of portfolio holdings is available in the Portfolios’ Statement of Additional Information and on the Company’s website at www.wilfunds.com. The Portfolios’ complete portfolio holdings data will be made available monthly on its website at the http://www.wilfunds.com/holdings_reports/index.htm link, generally on the first business day following the 20th calendar day after month end. Such information will remain available on the website until the information is filed with the Securities and Exchange Commission (the “SEC”) on Form N-Q or Form N-CSR (which are typically filed within 60 days of the end of the applicable quarter).

MANAGEMENT OF THE PORTFOLIOS

Investment Adviser

Wilshire is the investment adviser for the Portfolios. Wilshire is located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401, It was formed in 1972 and as of March 31, 2007, managed approximately $25 billion in assets. Wilshire also provides investment technology products and investment consulting and private equity investment services. Wilshire conducts its investment decision-making through an investment committee structure. The investment committee consists of senior level investment professionals with significant investment experience. The investment committee is currently comprised of James Dunn, Lawrence E. Davanzo, Helen Thompson, David Hall, Charles Roth,, Josh Emanuel, Aysun Gelisen, Mathew Radgowski and Cindy Lim. Mr. Dunn is the Chairman of the investment committee.

The Portfolios paid Wilshire the advisory fees shown below during 2006.

Portfolio	Management fee as a % of average daily net assets of the Portfolio
Large Company Growth Portfolio	0.75%
Large Company Value Portfolio	0.75%
Small Company Growth Portfolio	0.24%
Small Company Value Portfolio	0.25%
Dow Jones Wilshire 5000 Index Portfolio	0.10%

The advisory agreement between the Company and Wilshire (the “Agreement”) permits the Board of Directors and Wilshire to retain sub-advisers to the Portfolios in certain circumstances without shareholder approval. Under the Agreement, Wilshire may charge annual fees of up to 0.75% of average daily net assets for the Large Company Growth and Value Portfolios, up to 0.85% of average daily net assets for the Small Company Growth and Value Portfolios and 0.10% of the average daily net assets of the Index Portfolio. Since July 22, 2004, Wilshire has voluntarily waived advisory fees and reimbursed expenses of the Small Company Growth and Small Company Value Portfolios so that total annual portfolio operating expenses of each Portfolio will not exceed 1.50% of the average daily net assets of the Investment Class until further notice. Wilshire has voluntarily agreed to limit total annual portfolio operating expenses for the Institutional Class shares of the Small Company Growth and Small Company Value Portfolios to 1.50% less an equivalent ratio of Investment Class share-specific expenses until further notice. This voluntary fee waiver/reimbursement may be terminated or modified at any time, subject to approval of the Board of Directors. A discussion regarding the basis for the Board of Directors’ approval of the Agreement is included in the Company’s annual report to shareholders dated December 31, 2006.

Investment Sub-Advisers

The SEC has issued an order (the “Order”) to Wilshire, exempting it from the 1940 Act requirement to submit to shareholders new or materially amended sub-advisory agreements for their approval, and reducing the amount of disclosure required to be provided regarding the fees paid to sub-advisers. The Order provides that Wilshire may identify, retain and compensate sub-advisers that are not “affiliated persons” of Wilshire, as defined in the 1940 Act, to manage all or portions of the Portfolios, subject to the Board of Directors’ approval. Wilshire is responsible for, among other things, setting each Portfolio’s investment strategy and structure, identifying sub-advisers, ongoing monitoring and evaluation of sub-advisers, implementing procedures to ensure that sub-advisers comply with the Portfolios’ investment objectives, policies, guidelines and restrictions, terminating sub-advisers (subject to the Board of Directors’ approval) and reallocating assets among sub-advisers. Shareholders will be notified of, and provided with information regarding, Wilshire’s retention of new sub-advisers or any material amendments to sub-advisory agreements, within 90 days of either occurrence.

Each Sub-Adviser’s fees are paid by Wilshire. A discussion regarding the basis for the Board of Directors’ approval of each sub-advisory agreement is available in the Company’s annual report to shareholders dated December 31, 2006. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of shares in the Portfolio managed.

LA Capital

Wilshire entered into a sub-advisory agreement with LA Capital, effective April 15, 2003 and amended March 29, 2007, to manage the Dow Jones Wilshire 5000 Index Portfolio and portions of the Large Company Growth, Large Company Value, Small Company Growth and Small Company Value Portfolios, subject to the supervision of Wilshire and the Company’s Board of Directors. LA Capital is located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, CA 90025 and as of December 31, 2006 managed approximately $4.6 billion in assets. Thomas D. Stevens, the President of LA Capital, is the primary portfolio manager of the Portfolios. From 1980 until LA Capital was formed in April 2002, Mr. Stevens was employed by Wilshire, where he served as a Senior Managing Director and Principal.

AllianceBernstein

Wilshire entered into a sub-advisory agreement with AllianceBernstein, effective April 9, 2003 and amended March 29, 2007, to manage a portion of the Large Company Value Portfolio, subject to the supervision of Wilshire and the Company’s Board of Directors. AllianceBenstein is located at 1345 Avenue of the Americas, New York, New York 10105, and as of December 31, 2006, managed approximately $717 billion in assets. Marilyn Fedak, John Mahedy, John Phillips and Chris Marx are co-portfolio managers of AllianceBernstein’s portion of the Large Company Value Portfolio. Ms. Fedak has been Chief Investment Officer of the US Value Equities Group and chairman of the US Value Equity Investment Policy Group since 1993. In 2003, she became head of the AllianceBernstein Value Equities Business. She serves on AllianceBernstein’s Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Previously, she had been a senior portfolio manager since joining the firm in 1984. She is a Chartered Financial Analyst. Mr. Mahedy was named co-Chief Investment Officer of the US Value Equities Group in 2003. He continues to serve as Director of Research of US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst in AllianceBernstein’s institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001 and the oil services industry from 1988 to 1991. He is a Certified Public Accountant. Mr. Phillips is a senior portfolio manager and member of the US Value Equity Investment Policy Group. He joined the firm in 1994. He is also chairman of AllianceBernstein’s Proxy Voting Committee and is a Chartered Financial Analyst. Mr. Marx is a senior portfolio manager and member of the US Value Equity Investment Policy Group. He joined the firm in 1997 as a research analyst and has covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco.

GSAM

Wilshire entered into a sub-advisory agreement with GSAM, effective September 30, 2004 and amended March 29, 2007, to manage a portion of the Large Company Growth Portfolio, subject to the supervision of Wilshire and the Company’s Board of Directors. GSAM is located at 32 Old Slip, 23rd Floor, New York, New York 10005, and as of December 31, 2006, managed approximately $664.4 billion in assets. GSAM’s portion of the Large Company Growth Portfolio is managed by GSAM’s Global Quantitative Equity Team (“GQE”) headed by Robert C. Jones, CFA, Managing Director and Chair of the Quantitative Equity Investment Policy Committee, and Melissa R. Brown, CFA, Managing Director and Senior Portfolio Manager of GSAM. Mr. Jones joined GSAM in 1989 as a portfolio manager. Ms. Brown has over 20 years experience in the industry. For the 15 years prior to joining GSAM in 1998, she was the Director of Quantitative Equity Research for Prudential Securities, where her primary function was to research, develop, and deliver stock valuation analysis and ratings as well as an overall quantitative market perspective.

Delaware

Wilshire entered into a sub-advisory agreement with Delaware, effective May 2, 2005 and amended March 29, 2007, to manage a portion of the Large Company Growth Portfolio, subject to the supervision of Wilshire and the Company’s Board of Directors. Delaware is located at One Commerce Square, Philadelphia, PA 19103, and as of December 31, 2006, Delaware and its affiliates managed more than $150 billion in assets. Day to day management of Delaware’s portion of the Large Company Growth Portfolio is the responsibility of portfolio managers Jeffery S. Van Harte, CFA, Christopher J. Bonavico, CFA, Daniel J. Prislin, CFA, Christopher M. Ericksen, CFA and Patrick G. Fortier, CFA, each of whom joined Delaware in April, 2005. Prior to joining Delaware, each portfolio manager was a principal and portfolio manager at Transamerica Investment Management, LLC (“TIM”), which previously managed the portion of the Portfolio managed by Delaware. Mr. Van Harte is Chief Investment Officer for Delaware’s Focus Growth Equity team. Prior to this, he was Executive Vice President and Head of Equity Investments at TIM, where he was the Lead Manager for the Transamerica Premier Equity Fund and also managed sub-advised funds and institutional separate accounts in TIM’s large growth discipline. Prior to portfolio management responsibilities at TIM, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. He has over 25 years of investment experience. Messrs. Bonavico and Prislin are Senior Portfolio Manager/Analysts and Messrs. Ericksen and Fortier are Portfolio Manager/Analysts for Delaware. Prior to joining Delaware, Messrs. Bonavico and Prislin had been at TIM since 1993 and 1998, respectively. Before joining TIM, Mr. Bonavico was a research analyst for Salomon Brothers, and Mr. Prislin was an assistant portfolio manager with Franklin Templeton. Prior to joining Delaware, Messrs. Ericksen and Fortier had been at TIM since 2004 and 2000, respectively. Before joining TIM, Mr. Ericksen was a Vice President at Goldman Sachs, and Mr. Fortier was an equity research analyst for OLDE Equity Research. Messrs. Bonavico, Prislin, Ericksen and Fortier have 17 years, 10 years, 11 years and 10 years, respectively, of investment experience.

NWQ

Wilshire entered into a sub-advisory agreement with NWQ, effective August 4, 2005 (and prior to that, an agreement affective September 30, 2004) and amended March 29, 2007, to manage a portion of the Small Company Value Portfolio, subject to the supervision of Wilshire and the Company’s Board of Directors. NWQ is located at 2049 Century Park East, 4th Floor, Los Angeles, California 90067, and as of December

31, 2006, managed approximately $15.9 million in assets. Phyllis G. Thomas, CFA is the portfolio manager of NWQ’s portion of the Portfolio. Ms. Thomas joined NWQ in 1990, and previously managed institutional portfolios for The Boston Company and Standard Investment Management Company.

Kalmar

Wilshire entered into a sub-advisory agreement with Kalmar, effective December 31, 2004 and amended March 29, 2007, to manage a portion of the Small Company Growth Portfolio, subject to the supervision of Wilshire and the Company’s Board of Directors. Kalmar is located at 3701 Kennett Pike, Wilmington, Delaware 19807, and as of December 31, 2006, the firm and its affiliates managed approximately $2.83 billion in assets. Ford B. Draper, Jr., Dana F. Walker, CFA and Gregory A. Hartley, CFA lead Kalmar’s investment team. Mr. Draper is the President and Chief Investment Officer at Kalmar and has 38 years of experience in investment research and portfolio management. He founded Kalmar in 1996 and Kalmar Investments, Inc., an affiliated investment adviser which provides investment management services to separately managed accounts, in 1982. He has conducted research on a broad range of business models covering most sectors in the economy. Mr. Walker joined Kalmar in 1986 and has 23 years experience in investment research and management. He focuses on the retail, health care, manufacturing and materials sectors, and business services. Mr. Hartley joined Kalmar in 1993 and has 22 years of experience in investment research and management. His investment focus is on the financial services, retail, industrial, technology, and transportation/logistics sectors.

Pzena

Wilshire entered into a sub-advisory agreement with Pzena, effective December 31, 2004 and amended March 29, 2007 to manage a portion of the Large Company Value Portfolio, subject to the supervision of Wilshire and the Company’s Board of Directors. Pzena is located at 120 West 45th Street, 20th Floor, New York, New York 10036, and as of December 31, 2006, the firm managed approximately $27.3 billion in assets. Pzena’s investment team consists of Richard S. Pzena, John P. Goetz and Antonio DeSpirito, III. Mr. Pzena is the founder, Managing Principal and Chief Executive Officer and Co-Chief Investment Officer of the firm. Prior to forming Pzena in 1995, Mr. Pzena was the Director of U.S. Equity Investments and Chief Research Officer for Sanford C. Bernstein & Company. He joined Bernstein in 1986. Mr. Goetz is a Managing Principal and Co-Chief Investment Officer at the firm. Prior to joining Pzena in 1996, Mr. Goetz held a range of positions at Amoco Corporation for over 14 years, most recently as the Global Business Manager for Amoco’s $1 billion polypropylene business. His prior positions include strategic planning, joint venture investments and project financing in various oil and chemical businesses. Mr. DeSpirito is a Principal and portfolio manager of large cap value at the firm. Previously, Mr. Despirito was one of the portfolio managers of Pzena’s small cap value service. Prior to joining Pzena in 1996, Mr. DeSpirito was an associate in the Corporate Department at the Boston based law firm of Ropes & Gray.

CCI

Wilshire has entered into a sub-advisory agreement with CCI, effective February 1, 2007, to manage a portion of the Large Company Growth Portfolio, subject to the supervision of Wilshire and the Company’s Board of Directors. The investment team is comprised of seven research analysts and Anthony Rizza, the portfolio manager that is primarily responsible for the day-to-day management of CCI’s portion of the Large Company Growth Portfolio. Anthony Rizza, CFA, Senior Managing Director and Portfolio Manager, joined CCI in 1991. He has managed CCI’s Large Cap Growth portfolios since

1998. His primary function since 1988 has been Portfolio Manager for CCI’s large cap growth portfolios.

CCI, located at One Station Place, Stamford CT 06902, is a registered investment advisory firm investing primarily in common stocks and other equity securities with strong earnings growth potential. Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results. CCI had $8 billion in assets under management as of December 31, 2006.

Logan

Wilshire has entered into a sub-advisory agreement with Logan, effective February 1, 2007, to manage a portion of the Large Company Growth Portfolio, subject to the supervision of Wilshire and the Company’s Board of Directors. Logan’s investment team is comprised of Al Besse, David P. Harrison, Stephen S. Lee and Dana H. Stewardson.

Logan, located at Six Coulter Avenue, Ardmore, PA 19003 is a registered investment advisory firm specializing in Domestic Large Cap Growth Investments. The firm had $1.333 billion in assets under management as of December 31, 2006.

Al Besse — Managing Director

Al is a founder and portfolio manager for the firm, and has served as Logan’s President since 1993. As a member of the Growth Equity investment team he is responsible for the firm’s technical analysis effort. Prior to joining Logan, Al was a Vice President at First Fidelity Bank serving as co-manager of the Charitable Equity Fund. During his decade at the bank, he played a key role in the formation and development of First Fidelity’s $2 billion Charitable Funds Management unit. Al is a graduate of Haverford College (BA) and The Wharton School of the University of Pennsylvania (MBA). Al has 23 years of investment experience.

David P. Harrison — Managing Director

David is a founder, portfolio manager and a member of the Growth Equity and Fixed Income investment teams for the firm. Additionally, he serves as Chairman of Logan. During his 28 years at First Fidelity Bank, David served as research analyst, portfolio manager and, ultimately, head of the bank’s $2 billion Institutional Funds Management Group. He was also responsible for establishing the Fidelity Social Principles Fund. David received his degree from St. Ambrose College (BA) and has been a member of The Financial Analysts of Philadelphia since 1968. David has 40 years of investment experience.

Stephen S. Lee — Managing Director

Stephen is a founder, portfolio manager and a member of the Growth Equity investment team for the firm. Additionally, he is responsible for the firm’s compliance. His background includes finance, marketing and extensive programming experience. Stephen has served as a Vice President of Mercer Capital Management and as a Financial Consultant at Merrill Lynch. He is a graduate of Lehigh University (BS). Stephen has 16 years of investment experience.

Dana H. Stewardson — Managing Director

Dana is a founder, portfolio manager and a member of the Growth Equity investment team for the firm. He has served his clients as a portfolio manager for several investment firms including Mercer Capital

Management, Edward C. Rorer & Co. and Kidder, Peabody & Co. Dana is a graduate of Ohio Wesleyan University (BA) and is a member of The Financial Analysts of Philadelphia. Dana has 23 years of investment experience.

Payden

Wilshire has entered into a sub-advisory agreement with Payden, effective February 1, 2007, to manage a portion of the Large Company Growth Portfolio, subject to the supervision of Wilshire and the Company’s Board of Directors. Payden’s investment team is comprised of Christopher Orndorff, CFA, and James Wong, CFA. Both Messrs. Orndorff and Wong have managed the large cap growth strategy since its inception on January 1, 2000. The firm manages and sub-advises for a variety of fixed income, equity and balanced strategies, predominantly for institutional clients and co-mingled investment vehicles. The firm’s strategies include but are not limited to U.S. and global fixed income (low duration, core, LIBOR-based, long duration) and U.S. and global equities (large cap growth, all cap growth, global core) and alpha strategies (LIBOR plus and absolute return). Payden is located at 333 S. Grand Avenue, Los Angeles, California 90071, and as of December 31, 2006, the firm managed approximately $50 billion in assets.

Chris Orndorff, CFA, is a managing principal at Payden who oversees the equity strategy group and is co-portfolio manager of the large-cap growth and global equity strategies. Mr. Orndorff is a member of the firm’s Investment Policy Committee and the Executive Committee of the board of directors. He is a trustee of The Payden & Rygel Investment Group, the sponsor of the Paydenfunds, for which Payden is the investment adviser. He is frequently quoted in the press, having published numerous articles and co-authored three books on investing. Prior to joining Payden, Mr. Orndorff was a vice president at the Northern Trust Company in Chicago, managing domestic and global institutional fixed-income portfolios. He is a member of the CFA Society of Los Angeles, the CFA Institute, and the Investment Counsel Association of America, Inc. He also serves as a Trustee of Westridge School, and on the board of the Pasadena American Baseball Little League. Mr. Orndorff holds the Chartered Financial Analyst designation. He earned an MBA with an emphasis in finance and international business from the University of Chicago, and a BS in Finance from Miami University in Ohio.

James Wong, CFA, is a principal and co-portfolio manager of both the large-cap growth and global equity strategies at Payden. He has worked with the two products since their inception. Prior to joining Payden, Mr. Wong was a trader at the Union Bank of Switzerland where he focused on mortgage-backed securities. Previously, he was in the mergers and acquisitions group at Salomon Brothers Inc. Mr. Wong holds the Chartered Financial Analyst designation and the National Association of Securities Dealers’ series 7, 3 and 63 licenses. He earned an MBA degree from The Anderson School at the University of California, Los Angeles with an emphasis in finance. Mr. Wong received a BS degree in Finance from The Wharton School at the University of Pennsylvania.

Quest

Wilshire has entered into a sub-advisory agreement with Quest, effective February 1, 2007, to manage a portion of the Large Company Growth Portfolio, subject to the supervision of Wilshire and the Company’s Board of Directors. Quest is located at 1 SW Columbia Street, Suite 1100, Portland, Oregon 97258, and as of December 31, 2006, the firm managed approximately $2.01 billion in assets. Quest’s investment team is comprised of Cameron M. Johnson, Douglas P. Goebel, CFA, E. Adrian Hamilton, Monte L. Johnson, Garth R. Nisbet, CFA, and Gregory G. Sherwood. Mr. Johnson is the Chief Executive

Officer of the firm and has 16 years of business experience in investment research and management. Mr. Goebel is Senior Vice President of the firm. He has 15 years of business experience in investment research and management. E. Adrian Hamilton is Vice President of Quest and has 34 years of business experience in investment research and management. Mr. Johnson is the Chairman of the firm. He has 40 years of business experience in investment research and management. Mr. Nisbet is Senior Vice President of the firm and he has 21 years of business experience in investment research and management. Prior to joining Quest, Mr. Nisbet held the position of Chief Investment Officer at the firm Crabbe Huson. Mr. Sherwood is the President of the firm and has 19 years of business experience in investment research and management.

Renaissance

Wilshire has entered into a sub-advisory agreement with Renaissance, effective February 1, 2007, to manage a portion of the Large Company Growth Portfolio, subject to the supervision of Wilshire and the Company’s Board of Directors. Renaissance, located at 625 Eden Park Drive, Suite 1200, Cincinnati, Ohio 45202, is a registered investment advisory firm specializing in Large Cap, Growth, Small Cap Growth, SMID Growth and International equity products, as well as Balanced and Tactical Asset Allocation portfolio management services. As of December 31, 2006, the firm managed approximately $6.0 billion in assets. Michael Schroer, Chief Investment Officer, is the portfolio manager that is responsible for the day-to-day management of Renaissance’s portion of the Large Company Growth Portfolio. Mr. Schroer has 24 years of investment experience, and has been with Renaissance since 1984. As Chief Investment Officer and Managing Partner for Renaissance, he supervises the management and direction of the firm’s investment research efforts, as well as, determining overall portfolio strategy.

Sawgrass

Wilshire has entered into a sub-advisory agreement with Sawgrass, effective February 1, 2007, to manage a portion of the Large Company Growth Portfolio, subject to the supervision of Wilshire and the Company’s Board of Directors. Sawgrass, located at 1579 The Greens Way, Suite 20, Jacksonville Beach, Florida 32250, is a registered investment advisory firm specializing in Large Capitalization Growth Equity and as of December 31, 2006, the firm managed approximately $1.3 billion in assets. Sawgrass’ investment team is comprised of four Chartered Financial Analysts solely focused on growth investing. Martin LaPrade, CFA, is the firm’s lead large cap growth portfolio manager and is primarily responsible for the day-to-day management of Sawgrass’ portion of the Large Company Growth Portfolio.

Martin (Marty) LaPrade, CFA, is the lead portfolio manager for the large cap growth product and has over 29 years of investment experience. Mr. LaPrade is a Partner at Sawgrass and a member of the firm’s management committee. As a member of the equity research committee, he is responsible for merging quantitative equity models with specific security selection. Prior to Sawgrass, he was an equity portfolio manager with Barnett Capital Advisors, Inc. where he was an integral part of the institutional investment team and research committee. Mr. LaPrade received his B.S. in Accounting from Furman University. He is a member of the CFA Society of Jacksonville and has earned the Chartered Financial Analyst (CFA) designation from The CFA Institute, of which he is also a member.

Dean McQuiddy, CFA, offers a macro critique of the large cap growth portfolio and has 24 years of investment experience. Mr. McQuiddy is a founding Principal of Sawgrass and directs the firm’s equity management and research efforts.

Patrick (Pat) Riley, CFA, generates new ideas for the large cap growth portfolio and has over 16 years of investment experience. Mr. Riley is a founding Partner of Sawgrass and serves as an Assistant Portfolio Manager on the small cap growth equity portfolios, and serves on the equity management research committee with direct responsibility for the firm’s quantitative proprietary research modeling system.

Marc Davis, CFA, provides a fundamental review of new ideas once securities have been identified for possible inclusion into the large cap growth portfolio. Mr. Davis has 10 years of investment experience and serves on the firm’s equity management research committee. He is primarily responsible for quantitative and fundamental research.

Victory

Wilshire has entered into a sub-advisory agreement with Victory, effective February 1, 2007, to manage a portion of the Large Company Growth Portfolio, subject to the supervision of Wilshire and the Company’s Board of Directors. Victory, located at 127 Public Square, Cleveland, Ohio 44114, is a New York corporation registered as an investment adviser with the SEC and manages assets for institutions and individuals. Victory, a second-tier subsidiary of KeyCorp, had $60.9 billion in assets under management as of December 31, 2006. An investment committee, comprised of three portfolio managers who are supported by a dedicated research team, is primarily responsible for the day-to-day management of Victory’s portion of the Large Company Growth Portfolio. The investment committee is lead by Erick F. Maronak, and includes Scott R. Kefer and Jason E. Dahl.

Erick F. Maronak has been the Chief Investment Officer, a Senior Portfolio Manager and a Senior Managing Director with Victory NewBridge Capital Management, a division of Victory, since July 2003. In his capacity as CIO, Mr. Maronak oversees the investment decisions for the Victory NewBridge Growth product. From 1999 to July 2003, he was the Director of Research for NewBridge Partners, LLC.

Scott R. Kefer is a Chartered Financial Analyst Charter Holder, and a Portfolio Manager and Managing Director with Victory NewBridge Capital Management, a division of Victory. From 1999 to July 2003, he was a Portfolio Manager/Analyst for NewBridge Partners, LLC.

Jason E. Dahl is a Chartered Financial Analyst Charter Holder, and a Portfolio Manager and Managing Director with Victory NewBridge Capital Management, a division of Victory. From 1999 to July 2003, he was a Portfolio Manager/Analyst for NewBridge Partners, LLC.

Service and Distribution Plan

Each Portfolio has adopted a Service and Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for its Investment Class shares (the “Plan”). The Plan authorizes payments by the Investment Class shares annually of up to 0.25% of the average daily net assets attributable to each Portfolio’s Investment Class shares to finance distribution of those shares and services to its shareholders. Payments may be made under the Plan to securities dealers and other financial intermediaries who provide services such as answering shareholders’ questions regarding their accounts, providing shareholders with account statements and trade confirmations and forwarding prospectuses and shareholder reports. Distribution expenses covered by the Plan include marketing and advertising expenses and the costs of printing prospectuses for prospective investors. Because these fees are paid out of a Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than other types of sales charges.

Each Portfolio has also adopted a shareholder services plan for its Investment and Institutional Class shares for certain non-distribution shareholder services provided by financial intermediaries. The shareholder services plan authorizes annual payments of up to 0.20% and 0.15% shares of the average daily net assets attributable to the Investment and Institutional Class shares, respectively.

SHAREHOLDER INFORMATION

How To Buy Portfolio Shares

You may buy shares without a sales charge on any day when the New York Stock Exchange (“NYSE”) is open for business (referred to as a business day). We reserve the right to reject or limit any purchase order or suspend the offering of a Portfolio’s shares if we believe it is in a Portfolio’s best interest to do so. The Portfolios do not issue share certificates.

Minimum Investments

The minimum initial investments in a Portfolio are as follows:

•

Investment Class Shares. The minimum initial investment in each Style Portfolio is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which has made an aggregate minimum initial purchase for its customers of at least $2,500. The minimum initial investment in the Index Portfolio is $1,000. Subsequent investments for all Portfolios must be at least $100. The minimum investments do not apply to certain employee benefit plans.

•	Institutional Class Shares. The minimum initial investment is $250,000 for all Portfolios. Subsequent investments must be at least $100,000.

Your initial investment must be accompanied by an Account Application. You may obtain an Account Application by calling 1-888-200-6796. We may waive or change investment minimum requirements at any time.

You may purchase shares through your financial adviser or brokerage account simply by telling your adviser or broker that you wish to purchase shares of a Portfolio. Your adviser or broker will then transmit a purchase order and payment to the Portfolio on your behalf. Your adviser or broker may require a different minimum investment or impose additional limitations on buying and selling shares and may charge a service or transaction fee.

You also may purchase shares directly from us as follows:

(1) Checks. Checks should be made payable to “Wilshire Mutual Funds, Inc.” For subsequent investments, your Portfolio account number should appear on the check. Payments should be mailed to:

Wilshire Mutual Funds, Inc.

c/o PFPC Inc.

P.O. Box 9807

Providence, RI 02940

If you are mailing via overnight courier:

Wilshire Mutual Funds, Inc.

c/o PFPC Inc.

101 Sabin Street

Pawtucket, RI 02860-1427

Include your investment slip or, when opening a new account, your Account Application, indicating the name of the Portfolio. No investments may be made with third party checks.

(2) Wire Payments. You can purchase shares by wire if your bank account is maintained at a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Send funds by wire to:

PNC Bank

Pittsburgh, PA

ABA No: 031000053

Account Number: 8606905548

FFC: [Name of Fund]

FBO: [Insert shareholder name and account number.]

If your initial purchase of a Portfolio’s shares is by wire, please call 1-888-200-6796 before completing your wire payment to obtain your Portfolio account number. Please include your Portfolio’s account number on the Account Application and promptly mail the Account Application to us, as no redemptions will be permitted until the Account Application is received. Your bank may charge a wire fee.

(3) Accumulation Plan (Investment Class Shares only). The Accumulation Plan permits you to purchase shares (minimum of $100 per transaction) at regular intervals. This may be a convenient way for you to invest for long-term and intermediate financial goals. Shares are purchased by electronically transferring funds from the bank account you designate. Your bank account will be debited in an amount you specify, and shares will be purchased once a month, on either the first or fifteenth day, or twice a month, on both days, however you designate. You may only designate an account maintained at a domestic financial institution which is an Automated Clearing House member. To establish an Accumulation Plan account, you must file an authorization form with us. You may obtain the necessary authorization form by calling 1-888-200-6796. You may cancel your participation in the Accumulation Plan or change the amount of purchase at any time by mailing written notification to Wilshire Mutual Funds, Inc., c/o PFPC Inc., P.O. Box 9807, Providence, RI 02940. The notification will be effective three business days after we receive it. We may modify or terminate this privilege at any time or charge a service fee. No such fee currently is charged.

(4) Electronic Funds Transfer. You may make subsequent investments (minimum of $100 per transaction) by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House member. You must direct the institution to transmit funds through the Automated Clearing House to:

PNC Bank

Wilshire Mutual Funds, Inc. — [Portfolio Name]

[Shareholder Account Number]

Account of [Registered Shareholder]

The USA PATRIOT Act of 2001 requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the Account Application, you will be required to supply the Company with information, such as your taxpayer identification number, that will assist the Company in verifying your identity. Until such verification is made, the Company may temporarily limit additional share purchases. In addition, the Company may limit additional share purchases or close an account if it is unable to verify a customer’s identity. As required by law, the Company may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our privacy statement located on the back cover of this prospectus.

How To Sell Portfolio Shares

You may sell your shares back to a Portfolio (known as redeeming shares) on any business day without a redemption fee. Please note that the Company seeks to prohibit short-term trading, as described under “Right to Reject Purchase or Exchange Orders” below, and if you redeem newly purchased shares, the Company reserves the right to reject any further purchase orders from you. A Portfolio may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Portfolio cannot sell its shares or accurately determine the value of its assets, or if the SEC orders the Portfolio to suspend redemptions. We reserve the right to impose a redemption fee in the future.

You may redeem your shares in a Portfolio as follows:

(1) By Telephone. You may redeem your shares by telephone if you have checked the appropriate box on your Account Application or you have filed a Shareholder Services Form with us authorizing telephone redemption. Call 1-888-200-6796 with your account number, the amount of redemption and instructions as to how you wish to receive your funds.

•

Telephone Redemption by Check. We will make checks payable to the name in which the account is registered and normally will mail the check to you at your address of record within seven days after we receive your request. Any request for redemption proceeds made within 60 days of changing your address of record must be in writing with the signature guaranteed.

•

Telephone Redemption by Wire. We accept telephone requests for wire redemptions of at least $1,000 per Portfolio. We will send a wire to either a bank designated on your Account Application or in a subsequent letter with a guaranteed signature. Your designated bank must be a member of the Federal Reserve System or a correspondent bank. We normally wire proceeds on the next business day after we receive your request.

(2) By Mail. You may also redeem your shares by mailing a request to Wilshire Mutual Funds, Inc., P.O. Box 9807, Providence, RI 02940. If you are mailing via overnight courier, send your request to Wilshire Mutual Funds, Inc., c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860-1427. We normally will mail a check to you at your address of record within seven days after we receive your request. Your letter should state the name of the Portfolio and the share class, the dollar amount or number of shares you are redeeming, and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all owners must sign. We require a signature guarantee for each signature on your redemption letter (i) if you redeem more than $50,000, (ii) if proceeds are to be paid to someone other than the registered holder of shares, or (iii) if the investor’s address of record has changed within the past 60 days.

Signature Guarantees. If a signature guarantee is required you must have a medallion signature guarantee from an eligible guarantor. A notarized signature is not sufficient. You can obtain a medallion signature guarantee from a domestic bank or trust company, broker dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Involuntary Redemption. We may redeem all shares in your account if their value falls below $500 in the case of Investment Class shares, or $150,000 in the case of Institutional Class shares, as a result of redemptions (but not as a result of a decline in their net asset value). We will notify you in writing and give you 45 days to increase the value of your account to at least $500 in the case of Investment Class shares, and $150,000 in the case of Institutional Class shares.

Redemption Proceeds. You cannot redeem shares until we have received your Account Application. If you purchased your shares by check, you may not redeem shares until the check clears, which may take up to 15 business days following purchase. Although we will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after we receive your redemption order.

We may pay your redemption proceeds wholly or partly in securities. This would happen only in the rare instance that Wilshire and Portfolio’s Sub-Advisers believe it would be in the Portfolio’s best interest not to pay redemption proceeds in cash. A distribution of securities in redemption of your shares is a taxable transaction for federal income tax purposes. When you sell these securities you will pay brokerage commissions.

If you choose to receive distributions in cash and distribution checks are returned as undeliverable, or remain uncashed for six months, we will change your account so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Portfolio. No interest is paid during the time a redemption check is outstanding.

Telephone Transactions. If you authorize telephone transactions, you may be responsible for any fraudulent telephone transaction in your account if the Company and its service providers follow reasonable procedures to protect against unauthorized transactions. All telephone calls are recorded for your protection and you will be asked for information to verify your identification. You may have difficulty reaching us by telephone to request a redemption of your shares. In that case you may mail your redemption request to the address stated above.

Pricing of Shares

When you purchase shares of either class of a Portfolio, the price you pay per share is the net asset value of the shares next determined after we receive your purchase request in good order. Similarly, the price you receive when you redeem your shares is the net asset value of the shares next determined after we receive your redemption request in good order. We calculate the net asset value per share of each class of each Portfolio at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time) on each business day. Portfolio shares are not priced on the days on which the NYSE is closed for trading. Net asset value per share of a class of shares of a Portfolio is calculated by adding the value of the individual securities and other assets held by the Portfolio, subtracting the liabilities of the Portfolio attributable to that class, and dividing by the total number of the shares outstanding of that class of the Portfolio.

A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on the Nasdaq system are valued at the Nasdaq official closing price. If there is no Nasdaq official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on Nasdaq) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. When market quotations are not readily available, securities are valued according to procedures established by the Board of Directors or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least one representative of the Adviser who is an officer of the Company and at least one portfolio management professional of the sub-adviser responsible for managing the portion of the Portfolio whose securities require a fair valuation determination, or the Company’s Valuation Committee. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

How to Exchange Portfolio Shares

You may exchange your shares in a Portfolio for shares of the same class of another Portfolio. You also may exchange shares of one class for shares of another class of the same Portfolio, provided you meet the eligibility requirements (including minimum investment amounts) for purchase. In addition, you can also exchange shares of a Portfolio for shares of the American Advantage Money Market Fund (“Money Market Fund”), provided you meet the purchase eligibility requirements. Note that exchanges from one Portfolio to another Portfolio or to the Money Market Fund are taxable transactions for federal income tax purposes while exchanges from one class to another class of the same Portfolio are not taxable transactions. The Company currently offers in other prospectuses other classes of shares of the Index Portfolio, which are subject to the same management fees and other expenses but may be subject to different distribution and/or shareholder servicing fees.

You may exchange shares through your financial adviser or broker or directly through the Company as follows:

(1) By Mail. You may make an exchange by writing to Wilshire Mutual Funds, Inc., P.O. Box 9807, Providence, RI 02940. Your letter should state the name of the Portfolio and share class you are exchanging, the number of shares you are exchanging and the name of the Portfolio and share class you are acquiring, as well as your name, account number and taxpayer identification or social security number.

(2) By Telephone. Call us at 1-888-200-6796 and provide the information stated above under “By Mail”. To exchange shares by telephone, you must have authorized telephone exchanges on your Account Application or have filed a Shareholder Services Form with us authorizing telephone exchanges.

•	Shares will be exchanged at their net asset value next determined after we receive your exchange request.

•	We reserve the right to reject any exchange request in whole or in part.

•	We may modify or terminate the availability of exchanges at any time with notice to shareholders.

•	You should read the prospectus of a Portfolio or Money Market Fund whose shares you are acquiring.

Right to Reject Purchase or Exchange Orders

You should make purchases and exchanges for investment purposes only. Short-term or other excessive trading into and out of the Portfolios may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Company’s Board of Directors has adopted a policy pursuant to which the Company attempts to prohibit market timing. The Company does not accommodate market timing and reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading. In general, the Company considers redemptions of shares within five days of purchase to be excessive, and it may limit exchange activity to four exchanges within one calendar year period. Exceptions to this limitation may be made for certain redemptions that do not indicate market timing strategies, such as portfolio rebalancing programs of institutional investors and systematic withdrawal programs, subject to approval by the Company’s Chief Compliance Officer. To the extent practicable, such restrictions are applicable to omnibus accounts, as well as accounts held by shareholders directly with the Company. Wilshire contractually requires that financial intermediaries which hold omnibus accounts in the Portfolios provide best efforts in assisting Wilshire in determining whether any market timing activity is occurring, and allowing Wilshire to reject trades from any individuals engaging in what it deems to be excessive trading. If the Company rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Company to prevent excessive trading, there is no guarantee that the Company or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Company and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Portfolios receive purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements.

Retirement Plans

The Company offers a variety of pension and profit-sharing plans, including Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans. Plan support services also are available. To obtain details please call 1-888-200-6796.

DIVIDEND AND DISTRIBUTION INFORMATION

Each Portfolio intends to pay any dividends and capital gain distributions at least once a year. You may have dividends or capital gains distributions of a Portfolio automatically reinvested at net asset value in additional shares of the Portfolio, or you may elect to receive them in cash. The election will be made at the time you complete your Account Application. You may change this election by notifying us in writing at any time before the record date for a particular dividend or distribution. There are no sales or other charges for the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that a Portfolio will pay any dividends or realize any capital gains. Dividends and distributions may differ for different classes of a Portfolio.

The value of your shares will be reduced by the amount of any dividends and distributions. If you purchase shares shortly before the record date for a dividend or distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

FEDERAL INCOME TAX INFORMATION

A Portfolio’s distributions will consist of net investment income and capital gains, which are generally taxable to you at different rates depending on the length of time a Portfolio holds its assets. Dividends out of net investment income other than “qualified dividend income,” and distributions of realized net short-term capital gains are taxable to you as ordinary income. Distributions of “qualified dividend income” (i.e., generally dividends received by a Portfolio from domestic corporations and certain foreign corporations) will generally be taxed to individuals and other noncorporate investors in a Portfolio at rates applicable to long-term capital gains, provided certain holding period requirements are met. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates, regardless of how long you have held your shares of a Portfolio. A Portfolio’s distributions will be subject to federal income tax whether you receive them in cash or reinvest them in additional shares of a Portfolio. An exchange of a Portfolio’s shares for shares of another Portfolio will be treated for federal income tax purposes as a sale of a Portfolio’s shares, and any gain you realize on the exchange may be taxable. Foreign shareholders are subject to special withholding requirements.

This summary of federal income tax consequences is intended for general information only. You should consult a tax adviser concerning the federal, state, local and foreign tax consequences of your investment in a Portfolio in light of your particular circumstances.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the Portfolios’ shares for the past five years. Certain information reflects the financial performance of a single share of a Portfolio. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Portfolios’ financial statements and related notes, is included in the annual report, which is available on request.

LARGE COMPANY GROWTH PORTFOLIO

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Four Month Period Ended 12/31/02[1]		Year Ended 8/31/02
Net asset value, beginning of period	$34.49	$31.80	$29.83	$23.59	$24.22		$29.12

Income/(loss) from investment operations:
Net investment income/(loss)*	(0.06)	(0.12)	0.04	(0.05)	0.02		0.04
Net realized and unrealized gain/(loss) on investments and futures contracts	1.77	2.81	1.96	6.29	(0.61)		(4.86)

Total from investment operations	1.71	2.69	2.00	6.24	(0.59)		(4.82)

Less distributions:
Dividends from net investment income	—	—	(0.03)	—	(0.04)		—
Distributions from capital gains	—	—	—	—	—		(0.08)

Total distributions	—	—	(0.03)	—	(0.04)		(0.08)

Net asset value, end of period	$36.20	$34.49	$31.80	$29.83	$23.59		$24.22

Total return[2]	4.96%	8.46%	6.70%	26.45%	(2.42	)%**	(16.61)%

Ratios to average net assets/supplemental data:
Net assets, end period (in 000’s)	$379,226	$411,660	$410,332	$365,658	$243,890		$249,328
Operating expenses excluding custody earnings credit	1.34%	1.39%	1.44%	1.37%	0.95	%***	0.90%
Operating expenses including reimbursement/waiver/custody earnings credit	1.34%	1.38%	1.43%	1.36%	0.95	%***	0.89%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.34%	1.39%	1.44%	1.47%	1.45	%***	0.90%
Net investment income/(loss) including reimbursement/waiver/custody earnings credit	(0.18)%	(0.37%)	0.11%	(0.20)%	0.28	%***	0.14%
Portfolio turnover rate	62%	58%	121%	93%	21	%**	47%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized
***	Annualized

LARGE COMPANY GROWTH PORTFOLIO

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Four Month Period Ended 12/31/02[1]		Year Ended 8/31/02
Net asset value, beginning of period	$34.97	$32.13	$30.13	$23.81	$24.51		$29.39

Income/(loss) from investment operations:
Net investment income*	0.07	0.00 #	0.13	0.03	0.05		0.12
Net realized and unrealized gain/(loss) on investments and futures contracts	1.80	2.84	2.01	6.36	(0.62)		(4.92)

Total from investment operations	1.87	2.84	2.14	6.39	(0.57)		(4.80)

Less distributions:
Dividends from net investment income	—	—	(0.14)	(0.07)	(0.13)		—
Distributions from capital gains	—	—	—	—	—		(0.08)

Total distributions	—	—	(0.14)	(0.07)	(0.13)		(0.08)

Net asset value, end of period	$36.84	$34.97	$32.13	$30.13	$23.81		$24.51

Total return[2]	5.35%	8.84%	7.10%	26.85%	(2.32	)%**	(16.39)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$225,390	$212,501	$182,467	$160,814	$82,459		$84,271
Operating expenses excluding custody earnings credit	0.98%	1.01%	1.10%	1.05%	0.64	%***	0.59%
Operating expenses including reimbursement/waiver/custody earnings credit	0.98%	1.01%	1.09%	1.04%	0.64	%***	0.58%
Operating expenses excluding reimbursement/waiver/custody earnings credit	0.98%	1.01%	1.10%	1.15%	1.14	%***	0.59%
Net investment income including reimbursement/waiver/custody earnings credit	0.19%	0.00%[a]	0.45%	0.12%	0.59	%***	0.45%
Portfolio turnover rate	62%	58%	121%	93%	21	%**	47%

#	Amount less than $0.01 per share.
[a]	Amount represents less than 0.01%
[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized
***	Annualized

LARGE COMPANY VALUE PORTFOLIO

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Four Month Period Ended 12/31/02[1]		Year Ended 8/31/02
Net asset value, beginning of period	$21.17	$21.92	$20.52	$16.03	$17.59		$21.09

Income/(loss) from investment operations:
Net investment income*	0.20	0.14	0.14	0.13	0.08		0.21
Net realized and unrealized gain/(loss) on investments	3.71	1.82	2.59	4.44	(1.40)		(2.41)

Total from investment operations	3.91	1.96	2.73	4.57	(1.32)		(2.20)

Less distributions:
Dividends from net investment income	(0.19)	(0.14)	(0.39)	(0.08)	(0.24)		(0.27)
Tax return of capital	—	(0.10)	—	—	—		—
Distributions from capital gains	(1.90)	(2.47)	(0.94)	—	—		(1.03)

Total distributions	(2.09)	(2.71)	(1.33)	(0.08)	(0.24)		(1.30)

Net asset value, end of period	$22.99	$21.17	$21.92	$20.52	$16.03		$17.59

Total return[2]	18.49%	8.90%	13.28%	28.51%	(7.49	)%**	(10.94)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$76,481	$56,245	$49,749	$35,997	$25,327		$30,131
Operating expenses excluding custody earnings credit	1.39%	1.50%	1.65%	1.56%	1.17	%***	1.04%
Operating expenses including reimbursement/waiver/custody earnings credit	1.39%	1.49%	1.65%	1.55%	1.16	%***	1.03%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.39%	1.50%	1.65%	1.67%	1.67	%***	1.04%
Net investment income including reimbursement/waiver/custody earnings credit	0.87%	0.64%	0.67%	0.75%	1.39	%***	1.06%
Portfolio turnover rate	50%	43%	73%	103%	19	%**	72%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized
***	Annualized

LARGE COMPANY VALUE PORTFOLIO

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Four Month Period Ended 12/31/02[1]		Year Ended 8/31/02
Net asset value, beginning of period	$21.19	$21.94	$20.55	$16.04	$17.64		$21.14

Income/(loss) from investment operations:
Net investment income*	0.27	0.20	0.21	0.18	0.09		0.26
Net realized and unrealized gain/(loss) on investments	3.74	1.83	2.59	4.44	(1.40)		(2.41)

Total from investment operations	4.01	2.03	2.80	4.62	(1.31)		(2.15)

Less distributions:
Dividends from net investment income	(0.26)	(0.21)	(0.47)	(0.11)	(0.29)		(0.32)
Tax return of capital	—	(0.10)	—	—	—		—
Distributions from capital gains	(1.90)	(2.47)	(0.94)	—	—		(1.03)

Total distributions	(2.16)	(2.78)	(1.41)	(0.11)	(0.29)		(1.35)

Net asset value, end of period	$23.04	$21.19	$21.94	$20.55	$16.04		$17.64

Total return[2]	18.94%	9.18%	13.62%	28.83%	(7.44	)%**	(10.71)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,399	$7,811	$10,059	$30,224	$33,934		$37,133
Operating expenses excluding custody earnings credit	1.08%	1.21%	1.34%	1.31%	0.94	%***	0.79%
Operating expenses including reimbursement/waiver/custody earnings credit	1.08%	1.20%	1.34%	1.30%	0.93	%***	0.78%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.08%	1.21%	1.34%	1.42%	1.44	%***	0.79%
Net investment income including reimbursement/waiver/custody earnings credit	1.18%	0.91%	0.97%	1.00%	1.62	%***	1.31%
Portfolio turnover rate	50%	43%	73%	103%	19	%**	72%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized
***	Annualized

SMALL COMPANY GROWTH PORTFOLIO

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Four Month Period Ended 12/31/02[1]		Year Ended 8/31/02
Net asset value, beginning of period	$16.88	$17.74	$15.73	$11.48	$11.89		$12.91

Income/(loss) from investment operations:
Net investment loss*	(0.17)	(0.17)	(0.24)	(0.26)	(0.06)		(0.19)
Net realized and unrealized gain/(loss) on investments	2.04	0.79	2.95	4.51	(0.35)		(0.83)

Total from investment operations	1.87	0.62	2.71	4.25	(0.41)		(1.02)

Less distributions:
Distributions from capital gains	(1.29)	(1.48)	(0.70)	—	—		—

Total distributions	(1.29)	(1.48)	(0.70)	—	—		—

Net asset value, end of period	$17.46	$16.88	$17.74	$15.73	$11.48		$11.89

Total return[2]	11.12%	3.48%	17.22%	37.02%	(3.45	)%**	(7.90)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,553	$14,913	$13,916	$11,224	$7,048		$7,253
Operating expenses excluding custody earnings credit	2.05%	1.52%	1.87%	2.51%	2.54	%***	1.85%
Operating expenses including reimbursement/waiver/custody earnings credit	1.43%	1.50%	1.87%	2.51%	2.53	%***	1.83%
Operating expenses excluding reimbursement/waiver/custody earnings credit	2.05%	2.36%	2.82%	3.11%	3.14	%***	1.90%
Net investment loss including reimbursement/waiver/custody earnings credit	(0.96)%	(0.97)%	(1.46)%	(1.98)%	(1.67	)%***	(1.50)%
Portfolio turnover rate	62%	71%	106%	162%	35	%**	84%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized
***	Annualized

SMALL COMPANY GROWTH PORTFOLIO

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Four Month Period Ended 12/31/02[1]		Year Ended 8/31/02
Net asset value, beginning of period	$17.25	$18.04	$15.94	$11.61	$12.04		$13.04

Income/(loss) from investment operations:
Net investment loss*	(0.12)	(0.12)	(0.19)	(0.23)	(0.06)		(0.16)
Net realized and unrealized gain/(loss) on investments	2.09	0.81	2.99	4.56	(0.37)		(0.84)

Total from investment operations	1.97	0.69	2.80	4.33	(0.43)		(1.00)

Less distributions:
Distributions from capital gains	(1.29)	(1.48)	(0.70)	—	—		—

Total distributions	(1.29)	(1.48)	(0.70)	—	—		—

Net asset value, end of period	$17.93	$17.25	$18.04	$15.94	$11.61		$12.04

Total return[2]	11.46%	3.81%	17.56%	37.30%	(3.57	)%**	(7.67)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$196	$206	$214	$159	$290		$3,404
Operating expenses excluding custody earnings credit	1.77%	1.21%	1.55%	2.28%	2.27	%***	1.57%
Operating expenses including reimbursement/waiver/custody earnings credit	1.15%	1.19%	1.55%	2.28%	2.26	%***	1.55%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.77%	2.05%	2.50%	2.88%	2.87	%***	1.62%
Net investment loss including reimbursement/waiver/custody earnings credit	(0.68)%	(0.66)%	(1.14)%	(1.75)%	(1.40	)%***	(1.22)%
Portfolio turnover rate	62%	71%	106%	162%	35	%**	84%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized
***	Annualized

SMALL COMPANY VALUE PORTFOLIO

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Four Month Period Ended 12/31/02[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$17.46	$21.47	$19.52	$14.34	$14.84		$15.53

Income/(loss) from investment operations:
Net investment income/(loss)*	0.03	(0.07)	(0.06)	0.04	0.04		0.16
Net realized and unrealized gain/(loss) on investments	3.38	1.22	4.51	5.18	(0.29)		(0.71)

Total from investment operations	3.41	1.15	4.45	5.22	(0.25)		(0.55)

Less distributions:
Dividends from net investment income	(0.03)	—	(0.03)	(0.04)	(0.25)		(0.14)
Distributions from capital gains	(2.07)	(5.16)	(2.47)	—	—		—

Total distributions	(2.10)	(5.16)	(2.50)	(0.04)	(0.25)		(0.14)

Net asset value, end of period	$18.77	$17.46	$21.47	$19.52	$14.34		$14.84

Total return[2]	19.64%	5.41%	22.78%	36.41%	(1.66	)%**	(3.59)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$23,639	$17,048	$36,826	$13,441	$16,245		$20,325
Operating expenses excluding custody earnings credit	1.92%	1.50%	1.48%	1.52%	1.54	%***	1.16%
Operating expenses including reimbursement/waiver/custody earnings credit	1.31%	1.48%	1.46%	1.52%	1.53	%***	1.14%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.92%	2.10%	2.09%	2.12%	2.14	%***	1.21%
Net investment income/(loss) including reimbursement/waiver/custody earnings credit	0.15%	(0.32)%	(0.28)%	0.22%	0.82	%***	1.02%
Portfolio turnover rate	72%	68%	134%	124%	43	%**	117%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized
***	Annualized

SMALL COMPANY VALUE PORTFOLIO

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Four Month Period Ended 12/31/02[1]		Year Ended 8/31/02
Net asset value, beginning of period	$17.56	$21.50	$19.55	$14.35	$14.86		$15.53

Income/(loss) from investment operations:
Net investment income	0.09	0.00 #	0.01	0.08	0.05		0.20
Net realized and unrealized gain/(loss) on investments	3.41	1.22	4.51	5.21	(0.28)		(0.71)

Total from investment operations	3.50	1.22	4.52	5.29	(0.23)		(0.51)

Less distributions:
Dividends from net investment income	(0.09)	—	(0.10)	(0.09)	(0.28)		(0.16)
Distributions from capital gains	(2.07)	(5.16)	(2.47)	—	—		—

Total distributions	(2.16)	(5.16)	(2.57)	(0.09)	(0.28)		(0.16)

Net asset value, end of period	$18.90	$17.56	$21.50	$19.55	$14.35		$14.86

Total return[2]	20.05%	5.73%	23.11%	36.86%	(1.57	)%**	(3.34)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,375	$1,231	$3,961	$10,142	$9,285		$9,570
Operating expenses excluding custody earnings credit	1.62%	1.17%	1.17%	1.23%	1.28	%***	0.92%
Operating expenses including reimbursement/waiver/custody earnings credit	1.02%	1.16%	1.15%	1.23%	1.27	%***	0.90%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.62%	1.78%	1.78%	1.83%	1.88	%***	0.97%
Net investment income including reimbursement/waiver/custody earnings credit	0.44%	(0.01)%	0.03%	0.51%	1.08	%***	1.26%
Portfolio turnover rate	72%	68%	134%	124%	43	%**	117%

#	Amount less than $0.01 per share.
[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized
***	Annualized

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Four Month Period Ended 12/31/02[1]		Year Ended 8/31/02
Net asset value, beginning of period	$10.59	$10.09	$9.17	$7.10	$7.39		$8.93

Income/(loss) from investment operations:
Net investment income*	0.12	0.09	0.09	0.05	0.01		0.05
Net realized and unrealized gain/(loss) on investments	1.41	0.48	0.93	2.05	(0.25)		(1.55)

Total from investment operations	1.53	0.57	1.02	2.10	(0.24)		(1.50)

Less distributions:
Dividends from net investment income	(0.10)	(0.07)	(0.10)	(0.03)	(0.05)		(0.04)

Total distributions	(0.10)	(0.07)	(0.10)	(0.03)	(0.05)		(0.04)

Net asset value, end of period	$12.02	$10.59	$10.09	$9.17	$7.10		$7.39

Total return[2]	14.46%	5.63%	11.17%	29.62%	(3.23	)%**	(16.95)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$145,952	$123,809	$122,263	$107,818	$63,224		$59,466
Operating expenses excluding custody earnings credit	0.74%	0.82%	0.92%	1.06%	1.23	%***	0.87%
Operating expenses including reimbursement/waiver/custody earnings credit	0.74%	0.82%	0.92%	1.05%	1.22	%***	0.86%
Operating expenses excluding reimbursement/waiver/custody earnings credit	0.74%	0.82%	0.92%	1.06%	1.23	%***	1.01%
Net investment income including reimbursement/waiver/custody earnings credit	1.08%	0.89%	0.93%	0.66%	0.59	%***	0.53%
Portfolio turnover rate	69%	46%	31%	3%	6	%**	22%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized
***	Annualized

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Four Month Period Ended 12/31/02[1]		Year Ended 8/31/02
Net asset value, beginning of period	$10.60	$10.11	$9.18	$7.10	$7.41		$8.95

Income/(loss) from investment operations:
Net investment income*	0.15	0.12	0.12	0.08	0.02		0.07
Net realized and unrealized gain/(loss) on investments	1.40	0.47	0.94	2.05	(0.26)		(1.54)

Total from investment operations	1.55	0.59	1.06	2.13	(0.24)		(1.47)

Less distributions:
Dividends from net investment income	(0.13)	(0.10)	(0.13)	(0.05)	(0.07)		(0.07)

Total distributions	(0.13)	(0.10)	(0.13)	(0.05)	(0.07)		(0.07)

Net asset value, end of period	$12.02	$10.60	$10.11	$9.18	$7.10		$7.41

Total return[2]	14.66%	5.83%	11.56%	30.05%	(3.18	)%**	(16.58)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$65,177	$42,854	$41,368	$23,621	$15,245		$19,999
Operating expenses excluding custody earnings credit	0.47%	0.54%	0.62%	0.76%	0.95	%***	0.58%
Operating expenses including reimbursement/waiver/custody earnings credit	0.47%	0.54%	0.62%	0.75%	0.94	%***	0.57%
Operating expenses excluding reimbursement/waiver/custody earnings credit	0.47%	0.54%	0.62%	0.76%	0.95	%***	0.72%
Net investment income including reimbursement/waiver/custody earnings credit	1.35%	1.17%	1.22%	0.96%	0.87	%***	0.82%
Portfolio turnover rate	69%	46%	31%	3%	6	%**	22%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized
***	Annualized

The following notice does not constitute part of and is not

incorporated into the prospectus for the Company.

WILSHIRE MUTUAL FUNDS, INC.

Privacy Statement

At Wilshire Mutual Funds, Inc., we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

Information we collect

We collect and retain nonpublic personal information about you that may include:

•	Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

•	Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

•

Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server can not find out a user’s name or email address, or anything about the user’s computer using cookies.

Information we may share

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

•	Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

•	Companies that provide services for us to help market our products to you; and

•	Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

Confidentiality and Security

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our website.

Applicability

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Portfolios, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Portfolios through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

Wilshire Mutual Funds, Inc. values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 1-888-200-6796 if you have any questions concerning our policy, or visit us at www.wilfunds.com for additional copies of this policy.

Shareholder Reports

You will receive semi-annual reports dated June 30 and annual reports dated December 31 each year. These reports contain additional information about the Portfolios’ investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during the last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Portfolios and is legally considered to be part of this prospectus.

How to Obtain Reports

You can get free copies of annual and semi-annual reports and SAIs on the Company’s website at www.wilfunds.com. You may also request the annual and semi-annual reports, SAIs and other information about the Portfolios, and discuss your questions about the Portfolios, by contacting us at:

Wilshire Mutual Funds, Inc.

c/o PFPC Inc.

P.O. Box 9807

Providence, RI 02940

or by calling toll free 1-888-200-6796

You can also review and copy information about the Portfolios, including the annual and semi-annual reports and SAIs, at the Public Reference Room of the Securities and Exchange Commission. For information about the Public Reference Room call 1-202-551-5850. You can also obtain copies:

•	For a duplicating fee, by writing to the Public Reference Section of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549 or sending an email to publicinfo@sec.gov.

•	Free from the SEC’s EDGAR database on its internet website at http://www.sec.gov.

(Investment Company Act File No. 811-7076)

WILPROS07

INVESTMENT CLASS SHARES

INSTITUTIONAL CLASS SHARES

PROSPECTUS

Prospectus	WILSHIRE	May 1, 2007

MUTUAL FUNDS, INC.

Qualified Class Shares

of

Dow Jones Wilshire 5000 Indexsm Portfolio

(http://www.wilfunds.com)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of this Portfolio or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

This prospectus describes the Qualified Class Shares of the Dow Jones Wilshire 5000 Indexsm Portfolio (the “Portfolio”) offered by the Wilshire Mutual Funds, Inc. (the “Company”, “we” or “us”).

The Portfolio’s investment objective is to replicate as closely as possible the performance of the Dow Jones Wilshire 5000 Indexsm (the “Index”) before the deduction of Portfolio expenses. The Portfolio’s investment objective may not be changed without approval of its shareholders in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”). The Portfolio is not guaranteed to meet its objective.

On the following pages you will find important information about the Portfolio and its Qualified Class Shares, including:

•

the main investment strategies used by Wilshire Associates Incorporated (“Wilshire”), the Portfolio’s investment adviser, and Los Angeles Capital Management and Equity Research (“LA Capital”), the Portfolio’s sub-adviser, in seeking to achieve the Portfolio’s objective;

•	the main risks of an investment in the Portfolio;

•	the Portfolio’s past performance measured on a year-by-year basis; and

•	the fees and expenses that you will pay as a shareholder.

Shares of the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. You could lose money by investing in the Portfolio.

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INVESTMENT AND RISK SUMMARY

Main Investment Strategies

•	Invests primarily in the common stock of companies included in the Index that are representative of the Index.

•	Uses enhanced “stratified sampling” techniques in an attempt to replicate the return of the Index.

•	Normally holds stocks representing at least 90% of the total market value of the Index.

The Index is an unmanaged index which measures the performance of all equity securities of U.S. headquartered issuers with readily available price data. It includes over 6,000 stocks, with each stock weighted according to its market value. This means that companies having larger stock capitalizations will have a larger impact on the Index. The Index has been computed continuously since 1974 and is published daily in many major U.S. newspapers and is the broadest measure of the U.S. equity market. The Portfolio normally holds stocks representing at least 90% of the Index’s total market value, which ranges between 1,000 and 2,500 stocks.

Who May Want to Invest in the Portfolio

Individuals cannot invest in Qualified Class Shares directly. Qualified Class Shares are available only through a variable annuity contract that your employer purchases from an insurance company (an “Insurer”).

The Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you seek to capture returns that are representative of the entire U.S. equity market;

•	you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or

•	you seek an index fund which, unlike a traditional index fund, includes the stocks of small- and mid-capitalization companies as well as large capitalization companies.

Main Investment Risks

The Portfolio’s share price will fluctuate as a result of the changes in the market values of the securities it owns. All securities are subject to market, economic and business risks that cause prices to fluctuate. Price fluctuations may not be related to the fundamental characteristics of the companies issuing its securities. Because the Portfolio provides a broad exposure to the U.S. stock market rather than focusing on a distinct segment of the market such as small capitalization value stocks, over time the Portfolio may be less volatile than a fund which focuses on a particular segment of the U.S. stock market.

3

PERFORMANCE AND FEE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the Qualified Class Shares have performed in the past and by showing how the Qualified Class shares’ average annual total returns compare to those of a broad measure of market performance. The bar chart and table assume reinvestment of dividends and distributions. The Portfolio’s past performance does not necessarily indicate how it will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 15.91% (quarter ended 6/30/03) and the lowest return for a quarter was (16.83)% (quarter ended 9/30/02).

Average Annual Total Returns

(for the periods ended December 31, 2006)

	1 year	5 years	Since inception[1]
Qualified Class Shares	14.18%	6.37%	2.19%
Dow Jones Wilshire 5000 Indexsm2	15.88%	7.63%	3.20%

[1]	Inception date (commencement of investment operations) of the Qualified Class of Shares was May 10, 2000.
[2]	Reflects no deductions for fees, expenses or taxes. It is not possible to directly invest in an unmanaged index.

Fees and Expenses of the Qualified Class Shares

This table shows the fees and expenses you may pay when you buy and hold the Qualified Class Shares of the Portfolio, based on actual 2006 expenses. These fees and expenses do not reflect the expenses imposed by the Insurers through which investments in the Portfolio are made. See your employer’s variable annuity contract disclosure document for a description of those contract charges and expenses.

4

Annual Portfolio Operating Expenses (expenses that are deducted from the Portfolio’s assets) as a percentage of average daily net assets:

Qualified Class
Management Fees	0.10%
Distribution and Service (12b-1) Fees	0.21%
Other Expenses	0.52%

Total Annual Portfolio Operating Expenses	0.83%

Example:

This example helps you compare the cost of investing in the Qualified Class Shares of the Portfolio with the cost of investing in other mutual funds. The example assumes: (i) you invest $10,000 for the periods shown, (ii) you reinvest all dividends and distributions in the Portfolio, (iii) you redeem all of your shares at the end of the periods shown, (iv) your investment has a 5% annual return, and (v) total annual Portfolio operating expenses remain the same. This example should not be considered to represent actual expenses or performance. Actual expenses and performance may be higher or lower than those shown.

Qualified Class
1 Year	$85
3 Years	$265
5 Years	$460
10 Years	$1,025

5

MORE INFORMATION ABOUT INVESTMENTS AND RISKS

The Portfolio provides exposure to the U.S. stock market as a whole by investing primarily in the common stocks of companies included in the Index. The Index is an unmanaged capitalization weighted index of over 6,000 U.S. equity securities and includes all the U.S. stocks regularly traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ over-the-counter market. The Portfolio normally holds stocks representing at least 90% of the Index’s total market value, which is between 1,000 and 2,500 stocks.

LA Capital manages the Portfolio using an enhanced stratified sampling investment approach. Stratified sampling uses sector weighting and portfolio characteristic profiling to keep the Portfolio within acceptable parameter ranges relative to the benchmark. In addition, LA Capital seeks to add value above the return of the benchmark by incorporating LA Capital’s analysis of various factors which impact equity returns with a goal of generating enough incremental returns to offset Portfolio expenses.

Over time, LA Capital expects the correlation between the performance of the Index and the performance of the Portfolio to be over 90% before the deduction of the Portfolio’s expenses. A 100% correlation would indicate that the Portfolio’s performance exactly matches the performance of the Index. The Portfolio’s ability to track the Index’s performance will be affected by factors such as the Portfolio’s expenses, changes in stocks represented in the Index, the results of LA Capital’s performance enhancement activities and the timing and amount of sales and redemptions of the Portfolio’s shares.

Securities Lending

The Portfolio may lend its investment securities in an amount of up to 331/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions. Any loss in the market price of securities loaned by the Portfolio that occurs during the term of the loan would be borne by the Portfolio and would affect the Portfolio’s performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will only be made to borrowers selected by the Portfolio’s delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower. The Portfolio’s Board of Directors will make arrangements to vote or consent with respect to a material event affecting the Portfolio’s securities or loan.

Temporary Investments

During adverse market or economic conditions, or to meet large withdrawals, the Portfolio may temporarily invest all or a part of its assets in defensive investments. These investments include U.S. government securities and high quality U.S. dollar-denominated money market securities, including certificates of deposit, bankers’ acceptances, commercial paper, short-term debt securities and repurchase agreements. When following a defensive strategy the Portfolio is less likely to achieve its objective.

Risk Information

Investing in the Portfolio involves the following principal risks:

Equity Risk. The principal risk of investing in the Portfolio is equity risk. This risk is that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances.

6

Index Risk. There is a risk that the Portfolio’s performance may not exactly match the performance of the Index. Because the Portfolio does not hold every stock contained in the Index, the performance of the stocks held in the Portfolio may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Portfolio incurs management fees, 12b-1 fees, administrative expenses and transaction costs in trading stocks.

Disclosure of Portfolio Holdings

A description of the Company’s policies and procedures relating to disclosure of portfolio holdings is available in the Portfolio’s Statement of Additional Information and on the Company’s website at www.wilfunds.com. The Portfolio’s complete portfolio holdings data will be made available monthly on its website under the http://www.wilfunds.com/holdings_reports/index.htm link, generally on the first business day following the 20th calendar day after month end. Such information will remain available on the website until the information is filed with the Securities and Exchange Commission (the “SEC”) on Form N-Q or Form N-CSR (which are typically filed within 60 days of the end of the applicable quarter).

7

MANAGEMENT OF THE PORTFOLIO

Investment Adviser

Wilshire is the investment adviser for the Portfolio. Wilshire is located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401 and was formed in 1972. As of December 31, 2006, Wilshire managed approximately $25 billion in assets. Wilshire also provides investment technology products and investment consulting services.

Wilshire conducts its investment decision-making through an investment committee structure. The investment committee consists of senior level investment professionals with significant investment experience. The investment committee is currently comprised of James Dunn, Lawrence E. Davanzo, Helen Thompson, David Hall, Charles Roth, Josh Emanuel, Aysun Gelisen, Mathew Radgowski and Cindy Lim. Mr. Dunn is the Chairman of the investment committee.

As a percentage of average daily net assets, the Portfolio paid Wilshire an advisory fee of 0.10% during the last fiscal year. The advisory agreement between the Company and Wilshire (the “Agreement”) permits the Board of Directors and Wilshire to retain sub-advisers to the Portfolio in certain circumstances without stockholder approval. A discussion regarding the basis for the Board of Directors’ approval of the Agreement is included in the Portfolio’s annual report to shareholders dated December 31, 2006.

Investment Sub-Adviser

The SEC has issued an order (the “Order”) to Wilshire, exempting it from the 1940 Act requirement to submit to shareholders new or materially amended sub-advisory agreements for their approval, and reducing the amount of disclosure required to be provided regarding the fees paid to sub-advisers. The Order provides that Wilshire may identify, retain and compensate sub-advisers that are not “affiliated persons” of Wilshire, as defined in the 1940 Act, to manage all or portions of the portfolios of the Company, subject to the Board of Directors’ approval. Wilshire is responsible for, among other things, setting each portfolio’s investment strategy and structure, identifying sub-advisers, ongoing monitoring and evaluation of sub-advisers, implementing procedures to ensure that sub-advisers comply with each portfolio’s investment objectives, policies, guidelines and restrictions, terminating sub-advisers (subject to the Board of Directors’ approval) and reallocating assets among sub-advisers. Shareholders will be notified of, and provided with information regarding, Wilshire’s retention of new sub-advisers or any material amendments to sub-advisory agreements, within 90 days of either occurrence.

Wilshire entered into a sub-advisory agreement with LA Capital, effective April 1, 2002, to manage the Portfolio subject to the supervision of Wilshire and the Company’s Board of Directors. LA Capital’s fees are paid by Wilshire. LA Capital is located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, CA 90025 and as of December 31, 2006 managed approximately $4.6 billion in assets. Thomas D. Stevens, the President of LA Capital, is the primary portfolio manager of the Portfolio. From 1980 until LA Capital was formed in April 2002, Mr. Stevens was employed by Wilshire, where he served as a Senior Managing Director and Principal.

A discussion regarding the basis for the Board of Directors’ approval of LA Capital’s sub-advisory agreement is included in the Portfolio’s annual report to shareholders dated December 31, 2006. The

8

Statement of Additional Information also provides additional information about Mr. Stevens’ compensation, other accounts managed by him and his ownership of shares of the Portfolio.

Service and Distribution Plan

The Portfolio has adopted a Service and Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for its Qualified Class Shares (the “Plan”). The Plan authorizes payments by the Qualified Class Shares annually of up to 0.25% of the average daily net assets attributable to the Qualified Class Shares to finance distribution of those shares and services to their shareholders. Payments may be made under the Plan to securities dealers and other financial intermediaries who provide services such as answering shareholder questions regarding their accounts, providing shareholders with account statements and trade confirmations, and forwarding prospectuses and shareholder reports. Because the fees are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than other types of sales charges. Distribution expenses covered by the Plan include marketing and advertising expenses and the costs of printing prospectuses for prospective investors.

The Portfolio has also adopted a shareholder services plan for its Qualified Class Shares which authorizes payments by the Qualified Class Shares annually of up to 0.15% of the average daily net assets attributable to Qualified Class Shares for certain non-distribution shareholder services provided by Insurers or other financial intermediaries.

SHAREHOLDER INFORMATION

Purchases and Redemptions of Shares

You cannot invest in Qualified Class Shares directly. Instead, you can participate through a variable annuity contract purchased by your employer from an Insurer with which the Portfolio has entered into an agreement. The availability of the Qualified Class Shares depends on the provisions of the variable annuity contract. For more information, see your employer’s contract disclosure document.

Qualified Class Shares of the Portfolio are offered to Insurers without a sales charge. Each Insurer submits purchase and redemption orders to the Portfolio on a daily basis. Insurers may purchase shares on any day when the New York Stock Exchange (“NYSE”) is open for business (referred to as a business day). We reserve the right to reject or limit any purchase order or suspend the offering of the Portfolio’s shares if we believe it is in the Portfolio’s best interest to do so. The Portfolio does not issue share certificates. We calculate the net asset value per share at the close of regular trading of the NYSE (generally, 4:00 p.m. Eastern time) on each business day. Portfolio shares are not priced on the days on which the NYSE is closed for trading. Net asset value is calculated by adding the value of the individual securities held by the Portfolio, subtracting the liabilities of the Qualified Class Shares, and dividing by the total number of Qualified Class Shares outstanding.

A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on the Nasdaq system are valued at the Nasdaq official closing price. If there is no Nasdaq official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on Nasdaq) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at

9

the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. When market quotations are not readily available, securities are valued according to procedures established by the Board of Directors or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least one representative of the adviser who is an officer of the Company and at least one portfolio management professional of the subadviser responsible for managing the portion of the Portfolio whose securities require a fair value determination, or the Company’s Valuation Committee. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

The USA PATRIOT Act of 2001 requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required to supply the Company with information, such as your taxpayer identification number, that will assist the Company in verifying your identity. Until such verification is made, the Company may temporarily limit additional share purchases. In addition, the Company may limit additional share purchases or close an account if it is unable to verify a customer’s identity. As required by law, the Company may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our privacy statement located on page 12 of this prospectus.

Right to Reject Purchase Orders

You should make purchases for investment purposes only. Short-term or other excessive trading into and out of the Portfolio may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Company’s Board of Directors has adopted a policy pursuant to which the Company attempts to prohibit market timing. The Company does not accommodate market timing and reserves the right to restrict, reject or cancel, without any prior notice, any purchase order, including transactions representing excessive trading. In general, the Company considers redemptions of shares within five days of a purchase to be excessive, although exceptions may be made for certain redemptions that do not indicate market timing strategies, such as portfolio rebalancing programs of institutional investors and systematic withdrawal programs, subject to approval by the Company’s Chief Compliance Officer. To the extent practicable, such restrictions are applicable to omnibus accounts, as well as accounts which may be held directly by shareholders. The Company, on behalf of the Portfolio, contractually requires that financial intermediaries which hold omnibus accounts in the Portfolio provide best efforts in assisting Wilshire in determining whether any market timing activity is occurring, and allowing Wilshire to reject trades from any individuals engaging in what it deems to be excessive trading.

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Company to prevent excessive trading, there is no guarantee that the Company or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Company and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Portfolio receives purchase and

10

redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements.

DIVIDEND AND DISTRIBUTION INFORMATION

The Portfolio intends to pay any dividends and capital gain distributions at least once a year. Dividends and capital gains distributions of the Portfolio will be automatically reinvested at net asset value in additional Qualified Class Shares of the Portfolio. There are no sales or other charges for the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. Dividends and distributions may differ for different classes of the Portfolio.

The value of your Qualified Class Shares will be reduced by the amount of any dividends and distributions. If an Insurer purchases shares shortly before the record date for a dividend or distribution of capital gains, it will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

FEDERAL INCOME TAX INFORMATION

The Portfolio ordinarily declares and distributes net realized gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act. The Portfolio will not make distributions to Insurers from net realized gains unless capital loss carryovers, if any, have been utilized or have expired. The Portfolio intends to distribute substantially all of its net investment income and net realized securities gains on a current basis. All expenses are accrued daily and deducted before declaration of dividends to investors.

See your employer’s contract disclosure document for a discussion of the impact on you of income taxes an Insurer may owe as a result of its ownership of shares of the Portfolio, its receipt of dividends and distributions on those shares, and its gains from the purchase and sale of shares.

This summary of federal income tax consequences is intended as general information only. You should consult a tax adviser concerning the tax consequences of an Insurer’s investment in the Portfolio in light of your particular circumstances.

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FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the financial performance of the Portfolio’s shares for the past five years. Certain information reflects the financial performance of a single share of the Portfolio. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Portfolio’s financial statements and related notes, is included in the annual report, which is available on request.

DOW JONES WILSHIRE 5000 INDEX sm PORTFOLIO

For a Portfolio Share Outstanding Throughout Each Period

	Qualified Class Shares
	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Four Month Period Ended 12/31/02[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$10.61	$10.10	$9.15	$7.09	$7.36		$8.90

Income/(loss) from investment operations:
Net investment income*	0.11	0.08	0.08	0.04	0.01		0.04
Net realized and unrealized gain/(loss) on investments	1.39	0.47	0.94	2.05	(0.25)		(1.54)

Total from investment operations	1.50	0.55	1.02	2.09	(0.24)		(1.50)

Less distributions:
Dividends from net investment income	(0.09)	(0.04)	(0.07)	(0.03)	(0.03)		(0.04)

Total distributions	(0.09)	(0.04)	(0.07)	(0.03)	(0.03)		(0.04)

Net asset value, end of period	$12.02	$10.61	$10.10	$9.15	$7.09		$7.36

Total return[2]	14.18%	5.46%	11.13%	29.45%	(3.22	)%**	(16.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,114	$880	$1,399	$3,565	$1,730		$2,073
Operating expenses excluding custody earnings credit	0.83%	0.93%	0.99%	1.15%	1.35	%***	0.98%
Operating expenses including reimbursement/waiver/custody earnings credit	0.83%	0.93%	0.99%	1.14%	1.34	%***	0.97%
Operating expenses excluding reimbursement/waiver/custody earnings credit	0.83%	0.93%	0.99%	1.15%	1.35	%***	1.12%
Net investment income including reimbursement/waiver/custody earnings credit	0.99%	0.75%	0.85%	0.58%	0.47	%***	0.42%
Portfolio turnover rate	69%	46%	31%	3%	6	%**	22%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized
***	Annualized

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The following notice does not constitute part of and is not incorporated into the prospectus for the Company.

WILSHIRE MUTUAL FUNDS, INC.

Privacy Statement

At Wilshire Mutual Funds, Inc., we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

Information We Collect

We collect and retain nonpublic personal information about you that may include:

•	Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

•	Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

•

Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server can not find out a user’s name or email address, or anything about the user’s computer using cookies.

Information We May Share

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

•	Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

•	Companies that provide services for us to help market our products to you; and

•	Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

Confidentiality and Security

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our website.

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Applicability

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Portfolios, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Portfolios through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

Wilshire Mutual Funds, Inc. values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 1-888-200-6796 if you have any questions concerning our policy, or visit us at www.wilfunds.com for additional copies of this policy.

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Shareholder Reports

You will receive semi-annual reports dated June 30 and annual reports dated December 31 each year. These reports contain additional information about the Portfolio’s investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Portfolio and is legally considered to be part of this prospectus.

How to Obtain Reports

You can get free copies of annual and semi-annual reports and SAIs on the Company’s website at www.wilfunds.com. You may also request the annual and semi-annual reports, SAIs and other information about the Portfolio, and discuss your questions about the Portfolio, by contacting us at:

Wilshire Mutual Funds, Inc.

c/o PFPC Inc.

P.O. Box 9807

Providence, RI 02940

or by calling toll free 1-888-200-6796

You can also review and copy information about the Portfolio, including the annual and semi-annual reports and SAIs, at the Public Reference Room of the Securities and Exchange Commission. For information about the Public Reference Room call 1-202-551-5850. You can also obtain copies:

•	For a duplicating fee, by writing to the Public Reference Section of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by email to publicinfo@sec.gov.

•	Free from the SEC’s EDGAR database on its internet website at http://www.sec.gov

The Company currently offers other classes of shares of the Portfolio in other prospectuses.

(Investment Company Act File No. 811-7076)

QUALIFIED CLASS SHARES

PROSPECTUS

WILSHIRE MUTUAL FUNDS, INC.

DOW JONES WILSHIRE 5000 INDEXsm PORTFOLIO

HORACE MANN CLASS OF SHARES

STATEMENT OF ADDITIONAL INFORMATION

(http://www.wilfunds.com)

May 1, 2007

This Statement of Additional Information (“SAI”) provides supplementary information for the Horace Mann Class of Shares of the Dow Jones Wilshire 5000 Indexsm Portfolio (the “Portfolio”) of Wilshire Mutual Funds, Inc. (the “Company”).

This SAI is not a prospectus. This SAI should be read in conjunction with the prospectus for the Horace Mann Class of Shares of the Portfolio dated May 1, 2007 and is incorporated by reference in its entirely into the prospectus. The financial statements contained in the Portfolio’s annual report for the fiscal year ended December 31, 2006 are incorporated by reference into this SAI. You can obtain free copies of the prospectus and annual report by contacting us at: Wilshire Mutual Funds, Inc., c/o PFPC Inc., P.O. Box 9807, Providence, RI 02940, or calling 1-877-720-3701.

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THE PORTFOLIO

The Company is a diversified, open-end investment management company that currently offers shares of a number of series and classes, including the Horace Mann Class of Shares of the Portfolio. The Company also offers other classes of shares of the Portfolio in separate prospectuses and statements of additional information. Wilshire Associates Incorporated (“Wilshire”) is the investment adviser for the Portfolio and Los Angeles Capital Management and Equity Research (“LA Capital”) serves as the sub-adviser for the Portfolio. Terms not defined in this SAI have the meanings assigned to them in the prospectus.

Horace Mann Class of Shares are available through agents and other sales representatives of Horace Mann Investors, Inc. (“Horace Mann”). Horace Mann is a registered broker/dealer with the National Association of Securities Dealers and a wholly-owned subsidiary of the Horace Mann Educators Corporation.

INVESTMENT POLICIES AND RISKS

The Portfolio may invest in the investments described below:

U.S. Government Securities. The Portfolio may purchase securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, which include U.S. Treasury securities of various interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the Treasury, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, or by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Money Market Instruments. The Portfolio may invest in money market instruments, including certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

A certificate of deposit is a negotiable certificate requiring a bank to repay funds deposited with it for a specified period of time.

A time deposit is a non-negotiable deposit maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio will only invest in time deposits of domestic banks that have total assets in excess of one billion dollars. Time deposits held by the Portfolio will not benefit from insurance administered by the Federal Deposit Insurance Corporation.

A bankers’ acceptance is a credit instrument requiring a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Other short-term bank obligations in which the Portfolio may invest may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

With respect to such securities issued by foreign branches and subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by the Portfolio which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, possible seizure or nationalization of foreign deposits, the possible imposition of foreign withholding taxes on interest income, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which may adversely affect the payment of principal and interest on these securities.

Repurchase Agreements. In a repurchase agreement, the Portfolio buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thus determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. A repurchase agreement involves risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The Company’s custodian or sub-custodian will hold in a segregated account the securities acquired by the

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Portfolio under a repurchase agreement. Repurchase agreements are considered, under the Investment Company Act of 1940, as amended (the “1940 Act”), to be loans by the Portfolio. To try to reduce the risk of loss on a repurchase agreement, the Portfolios will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars, only with respect to securities of the type in which the Portfolio may invest, and will require that additional securities be deposited with the custodian or sub-custodian if the value of the securities purchased decreases below the repurchase price.

Lending Portfolio Securities. The Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers. The Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a “placing broker.”

The Securities and Exchange Commission (the “SEC”) currently requires that the following lending conditions must be met: (1) the Portfolio must receive at least 100% collateral from the borrower (cash, U.S. government securities, or irrevocable bank letters of credit); (2) the borrower must increase the collateral whenever the market value of the loaned securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Company’s Board of Directors must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

Even though loans of portfolio securities are collateralized, a risk of loss exists if an institution that borrows securities from the Portfolio breaches its agreement with the Portfolio and the Portfolio is delayed or prevented from recovering the collateral.

Commercial Paper and Other Short-term Corporate Obligations. The Portfolio may invest in commercial paper and other short-term corporate obligations. Commercial paper is a short-term, unsecured promissory note issued to finance short-term credit needs. The commercial paper purchased by the Portfolio will consist only of direct obligations which, at the time of their purchase, are: (a) rated at least Prime-1 by Moody’s Investors Service, Inc., A-1 by Standard & Poor’s Ratings Group or F-1 by Fitch Ratings; (b) issued by companies having an outstanding unsecured debt issue rated at least Aa3 by Moody’s Investors Service, Inc. or AA- by Standard & Poor’s Ratings Group or Fitch Ratings; or (c) if unrated, determined by LA Capital to be of comparable quality.

These instruments include variable amount master demand notes, which are obligations that permit the Portfolio to invest at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because they are direct lending arrangements between the lender and borrower, such instruments generally will not be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. If these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio’s right to redeem its investment depends on the ability of the borrower to pay principal and interest on demand. In connection with floating and variable rate demand obligations, LA Capital will consider, on an ongoing basis, earning power, cash flow and other liquidity ratios of the borrower, and the borrower’s ability to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and the Portfolio may invest in them only if at the time of an investment the borrower meets the criteria set forth above for other commercial paper issuers.

Derivatives. The Portfolio may invest, to a limited extent, in “derivatives”. These are financial instruments which derive their performance at least in part, from the performance of an underlying asset, index or interest rate. The derivatives the Portfolio may use are currently comprised of stock index futures and options. The Portfolio may invest in derivatives for a variety of reasons, including to hedge against certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than “traditional” securities.

Although the Portfolio does not currently intend to invest in derivatives, it reserves the right to do so in the future. Normally, less than 5% of the Portfolio’s net assets would be invested in derivatives.

Derivatives permit the Portfolio to increase, decrease or change the level of risk to which its securities are exposed in much the same way as the Portfolio can increase, decrease or change the risk of its investments by making investments in specific securities. However, derivatives can be volatile and involve various types and degrees of risk, depending

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upon the characteristics of the particular derivative and the Portfolio as a whole. Under certain market conditions, they can increase the volatility of the Portfolio’s net asset value, decrease the liquidity of the Portfolio’s investments and make more difficult the accurate pricing of the Portfolio’s shares.

In addition, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Portfolio’s performance. If the Portfolio invests in derivatives at inappropriate times or judges market conditions incorrectly, such investments may lower the Portfolio’s return or result in a loss. The Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

When required by the SEC, the Portfolio will set aside permissible liquid assets in a segregated account to cover its obligations relating to its purchase of derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times. Derivatives may be purchased on established exchanges (“exchange-traded” derivatives) or through privately negotiated transactions (“over-the-counter” derivatives). Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative transaction bears the risk that the counterparty will default. Accordingly, LA Capital will consider the creditworthiness of counterparties to over-the-counter derivative transactions in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Futures Transactions. The Portfolio may enter into futures contracts on particular securities or stock indices in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. A futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

Engaging in these transactions involves risk of loss to the Portfolio which could affect the value of the Portfolio’s net assets adversely. Although the Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance exists that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

Successful use of futures by the Portfolio also is subject to the ability of LA Capital to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the position being hedged and the price movements of the futures contract. For example, if the Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

Pursuant to regulations and published positions of the SEC, the Portfolio may be required to segregate cash or liquid assets in connection with its futures transactions in an amount generally equal to the value of the contract. The segregation of such assets will have the effect of limiting the Portfolio’s ability otherwise to invest those assets.

Pursuant to Rule 4.5 under the Commodity Exchange Act, the Company has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” and is not subject to registration or regulation as a commodity pool operator under the Act.

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Options. The Portfolio may write covered call options, buy put options, buy call options and write secured put options on particular securities or securities indices such as the Dow Jones Wilshire 5000 Indexsm or the S&P 500 Index. Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Options on stock indices are similar to options on specific securities, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to deliver this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stock.

Other Derivatives. The Portfolio may take advantage of opportunities in the area of futures contracts and any other derivatives which presently are not contemplated for use by the Portfolio or which currently are not available but which may be developed, to the extent such opportunities are both consistent with the Portfolio’s investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its prospectus or SAI.

Foreign Securities. The Portfolio may include securities of the foreign issuers that trade on U.S. exchanges. These investments may include American Depository Receipts (“ADRs”). ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities. For purposes of the Portfolio’s investment policies, investments in ADRs will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted. Investments in foreign securities have additional risks, including future political and economic developments, possible imposition of withholding taxes on income payable on the securities, the possible establishment of currency exchange controls, adoption of other foreign governmental restrictions and possible seizure or nationalization of foreign assets.

Preferred Stock. The Portfolio may invest up to 5% of its assets in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Convertible Securities. The Portfolio may invest up to 5% of its assets in convertible securities when it appears to LA Capital that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, LA Capital places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. Convertible securities may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuers convertible at stated exchange rates into common stock of the issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the

5

value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer’s capital structure and are consequently of higher quality and entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Warrants and Rights. The Portfolio may invest up to 5% of its assets in warrants and rights. Warrants are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but generally are shorter in duration and are distributed by the issuer directly to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights to the assets of the issuer.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Directors of the Company has adopted a Dissemination of Portfolio Information Policy (the “Policy”) regarding the disclosure by Wilshire and the sub-advisers of information about the portfolio holdings and characteristics of each portfolio of the Company. Pursuant to the Policy, such information may be made available to the general public by posting on the Company’s website on the first business day following the 20th calendar day after each month end. Other than such disclosure, no portfolio holdings information may be disclosed to any third party except for the following disclosures: (a) to the Company’s administrator, custodian, legal counsel, independent registered public accounting firm and other service providers to enable them to fulfill their responsibilities to the Company; (b) to the Company’s Board of Directors; (c) to third parties (e.g., broker-dealers) for the purpose of analyzing or trading portfolio securities; (d) to rating agencies and companies that collect and maintain information about mutual funds, subject to confidentiality requirements; (e) as required by law, including in regulatory filings with the SEC; (f) to shareholders of the Company and others, provided such information is publicly available (e.g., posted on the Company’s internet website or included in a regulatory filing); (g) to third parties for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of Portfolio assets and to minimize impact on remaining Portfolio shareholders; or (h) as approved by the Chief Compliance Officer of the Company (the “CCO”). Any disclosure made pursuant to item (h) above will be reported to the Board at its next quarterly meeting.

The Company, Wilshire and/or the sub-advisers have ongoing business arrangements with the following entities which involve making portfolio holdings information available to such entities as an incidental part of the services they provide to the Company: (i) the Company’s administrator and custodian pursuant to fund accounting and custody agreements, respectively, under which the Company’s portfolio holdings information is provided daily on a real-time basis; (ii) Institutional Shareholder Services, Glass, Lewis & Co. and Investor Responsibility Research Center, Inc., pursuant to proxy voting agreements under which the portfolio holdings information of certain portfolios is provided daily, on a real-time basis; and (iii) the Company’s independent registered public accounting firm and legal counsel to whom the Company provides portfolio holdings information as needed with no lag time.

The release of information is subject to confidentiality requirements. None of the Company, Wilshire, the sub-advisers or any other person receives compensation or any other consideration in connection with such arrangements (other than the compensation paid by the Company to such entities for the services provided by them to the Company). In the event of a conflict between the interests of Portfolio shareholders and those of the Company, Wilshire, the Company’s principal underwriter, or any of their affiliated persons, the CCO will make a determination in the best interests of the Company’s shareholders, and will report such determination to the Board of Directors at the end of the quarter in which such determination was made.

INVESTMENT RESTRICTIONS

The investment restrictions described below, along with the Portfolio’s investment objective, are fundamental policies of the Portfolio and cannot be changed without the approval of a majority of the Portfolio’s outstanding voting shares (as defined by the 1940 Act). All percentage limitations apply only at the time of the transaction. Subsequent changes in value or in the Portfolio’s total assets will not result in a violation of the percentage limitations. The Portfolio may not:

1. Invest in commodities, except that the Portfolio may purchase and sell options, forward contracts, and futures contracts, including those relating to indices, and options on futures contracts or indices.

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2. Purchase, hold or deal in real estate or oil, gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

3. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. When borrowings exceed 5% of the value of the Portfolio’s total assets, the Portfolio will not make any additional investments. For purposes of this investment restriction, the entry into options, forward contracts, or futures contracts, including those relating to indices and options on futures contracts or indices, will not constitute borrowing.

4. Make loans to others, except through the purchase of debt obligations and entry into repurchase agreements. However, the Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets, including collateral received for such loans. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company’s Board of Directors.

5. Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

6. Invest more than 25% of its assets in the securities of issuers in any single industry, provided there will be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

7. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Portfolio’s total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

8. With respect to 75% of the Portfolio’s assets, hold more than 10% of the outstanding voting securities of any single issuer.

9. Issue any senior security (as defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in investment restrictions No. 1 and 3 may be deemed to give rise to a senior security.

The following investment restrictions are non-fundamental and may be changed by a vote of a majority of the Company’s Board of Directors. The Portfolio may not:

1. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

2. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Portfolio’s net assets would be so invested.

3. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or those received as part of a merger or consolidation.

DIRECTORS AND OFFICERS

The Board of Directors (the “Board”) has responsibility for the overall management and operations of the Company. The Board establishes the Company’s policies and meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Company.

Set forth below are the names of the Directors and executive officers of the Company, their ages, business addresses, positions and terms of office, their principal occupations during the past five years, and other directorships held by them, including directorships in public companies. The address of each Director and officer is 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.

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Name and Age	Position Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held by Director
Interested Director

Lawrence E. Davanzo, 54(2)	Director and President	Since 2005	Senior Managing Director, October 2004-Present, Wilshire Associates Incorporated; President, 2005- Present, Wilshire Variable Insurance Trust; Managing Director, August 2004- October 2004, Guggenheim Partners; independent investor, August 2001- August 2004; President, February 2000-August 2001, InvestorForce Securities; Managing Director and Founder, February 1991- February 2000, Asset Strategy Consulting (investment consulting firm).	19	Wilshire Variable Insurance Trust (14 Portfolios); Wilshire Associates Incorporated

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Name and Age	Position Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held by Director
Non-Interested Directors

DeWitt F. Bowman, 76	Director	Since 1996	Principal, February 1994-Present, Pension Investment Consulting (pension consulting firm).	19	Sycuan Funds; Forward Funds; PCG Private Equity Fund; Brandes Institutional International Fund (registered investment companies); RREEF America REIT III; Director, 5/94-present, RREEF America REIT (real estate investment trusts); Pacific Gas & Electric Nuclear Decommissioning Trust (trust fund for decommissioning nuclear power plants); Wilshire Variable Insurance Trust (14 Portfolios)

Roger A. Formisano, 58	Director	Since 2006	Vice President, University Medical Foundation, 2006-Present; formerly Director, The Center for Leadership and Applied Business, UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC.	19	Integrity Mutual Insurance Company, Wilshire Variable Insurance Trust (14 Portfolios)

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Name and Age	Position Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held by Director
Richard A. Holt, 65(3)	Director	Since 2006	Retired; formerly Senior Relationship Manager, Scudder Insurance Asset Management.	19	Wilshire Variable Insurance Trust (14 Portfolios)

Harriet A. Russell, 65	Director	Since 2006	President, Greater Cincinnati Credit Union; formerly Vice President, Cincinnati Board of Education; formerly teacher, Walnut Hills High School.	19	Greater Cincinnati Credit Union Board; Wilshire Variable Insurance Trust (14 Portfolios)

George J. Zock, 56	Director, Chairman of the Board	Since 2006	Independent Consultant; Consultant, Horace Mann Service Corporation (2004 to 2005); Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997 to 2003).	19	Wilshire Variable Insurance Trust (14 Portfolios)

Officers

Scott Boroczi, 46	Treasurer	Since 2005	Vice President, Wilshire Associates Incorporated (since 2005); Relationship Manager, Municipal Trustees Service, The Bank of New York Trust Company (1997 to 2005)	N/A	N/A

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Name and Age	Position Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held by Director
Helen Thompson, 39	Chief Compliance Officer and Secretary	Since 2004	Managing Director, Wilshire Associates Incorporated. (since 2003); Associate Director, First Quadrant, L.P. (2001 to 2003); Chief Investment Accountant, Financial Controller, Company Secretary, Associate Director, Compliance Officer (1996 to 2003), First Quadrant Limited	N/A	N/A

(1)	Directors hold office until they resign or their successors have been elected and qualified.

(2)	Mr. Davanzo is an interested person because of his position with the Fund’s investment adviser, Wilshire Associates Incorporated.

(3)	Mr. Holt employs AllianceBernstein, L.P., subadviser to the Large Company Value Portfolio, to manage assets that he controls.

Committees

The Board has five standing committees - an Audit Committee, a Nominating Committee, an Investment Committee, a Contract Review Committee and a Valuation Committee.

The Audit Committee monitors the Company’s accounting policies, financial reporting and internal control systems, as well as the work of the independent auditors. The members of the Audit Committee, all of whom are not considered “interested persons” of the Company within the meaning of the 1940 Act (the “Independent Directors”), include Messrs. Formisano (Chairman), Zock and Bowman. The Audit Committee held four meetings in 2006.

The Nominating Committee is primarily responsible for the identification and recommendation of individuals for Board membership. The members of the Nominating Committee, all of whom are Independent Directors, include Messrs. Zock (Chairman) and Formisano. The Nominating Committee held five meetings in 2006. Pursuant to the Company’s Governance Procedures, shareholders may submit suggestions for Board Candidates to the Nominating Committee, which will evaluate candidates for Board membership by forwarding their correspondence by U.S. mail or courier service to the Company’s Secretary for the attention of the Chair of the Nominating Committee.

The Investment Committee monitors the investment performance of the Portfolio and the performance of the Adviser and subadvisers. The members of the Investment Committee, all of whom are Independent Directors, include Mr. Holt (Chairman) and Ms. Russell. The Investment Committee held four meetings in 2006.

The Contract Review Committee coordinates the process by which the Board considers the continuance of the investment management and sub-advisory agreements, the distribution agreement and the Rule 12b-1 distribution plan. The members of the Contract Review Committee, all of whom are Independent Directors, include Messrs. Bowman (Chairman), Formisano, Holt and Zock and Ms. Russell. The Contract Review Committee held four meetings in 2006.

The Valuation Committee oversees the activities of the Pricing Committee and fair values of Portfolio securities. The members of the Valuation Committee, all of whom are Independent Directors (except for Mr. Davanzo), include Messrs. Davanzo (Chairman) and Holt and Ms. Russell, Mr. Bowman (alternate), Mr. Formisano (alternate), and Mr. Zock (alternate). The Valuation Committee held one meeting in 2006.

Security and Other Interests

The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Company as of December 31, 2006.

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DIRECTORS WHO ARE NOT “INTERESTED PERSONS” OF THE COMPANY

Name of Director	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
DeWitt F. Bowman	None	None
Roger A. Formisano	None	None
Richard A. Holt	None	None
Harriet A. Russell	None	None
George J. Zock	None	None

DIRECTOR WHO IS AN “INTERESTED PERSON” OF THE COMPANY

Name of Director	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
Lawrence E. Davanzo	None	None

As of December 31, 2006, none of the Independent Directors or any of their immediate family members owned, beneficially or of record, any securities in Wilshire, LA Capital or PFPC Distributors, Inc. (“PFPC Distributors”), distributor of the Company, or any securities in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Wilshire, LA Capital or PFPC Distributors.

Compensation

The table below sets forth the compensation paid to the Independent Directors of the Company for the 12 months ended December 31, 2006. The Company does not compensate the “interested” Director or any of the officers, with the exception of the Company’s CCO, for the services they provide. The Company and Wilshire Variable Insurance Trust each pay a portion of the CCO’s compensation, and Wilshire pays the remainder of such compensation. The Company and Wilshire Variable Insurance Trust together pay each Independent Director an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

DIRECTORS WHO ARE NOT “INTERESTED PERSONS” OF THE COMPANY

Director	Aggregate Compensation from the Portfolio	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Portfolio and the Portfolio Complex (1)
DeWitt F. Bowman	$12,762	N/A	N/A	$27,000
Roger D. Formisano(2)	$12,762	N/A	N/A	$27,000
Cynthia A. Hargadon(3)	$6,096	N/A	N/A	$14,500
Richard A. Holt(2)	$12,762	N/A	N/A	$27,000
Harriet A. Russell(2)	$10,747	N/A	N/A	$23,000
George J. Zock(2)	$18,296	N/A	N/A	$37,667

(1)	This is the total amount compensated to the Director for his or her service on the Company’s Board and the board of any other investment company in the fund complex. “Fund complex” means two or more registered investment companies that hold themselves out as related companies for purposes of investment and investor services, or have a common investment adviser or are advised by affiliated investment advisers.

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(2)	Elected to the Board of Directors at a Special Meeting of Shareholders held February 8, 2006.

(3)	Ms. Hargadon resigned from the Board on May 2, 2006.

PRINCIPAL HOLDERS OF SECURITIES

Listed below are the names and addresses of those shareholders who owned of record 5% or more of the outstanding Horace Mann Class of Shares of the Portfolio as of March 31, 2007. The Company has no information regarding the beneficial ownership of the shares. Shareholders who have the power to vote a large percentage of shares of the Portfolio may be in a position to control the Portfolio and determine the outcome of a shareholder meeting. A shareholder who owns, directly or indirectly, 25% or more of the Portfolio’s voting securities may be deemed to be a “control person,” as defined by the 1940 Act. As of March 31, 2007, the Directors and officers of the Company as a group owned less than 1% of the outstanding shares of the Portfolio.

Shareholders	Percentage Owned
Ronald D. Baxter and	8.64%
Stephanie R. Baxter c/o Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085

Harry H. Bearse	5.57%
c/o Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser and Sub-Adviser

Wilshire is the investment adviser to the Portfolio pursuant to an Investment Advisory Agreement dated April 1, 2002 (the “Advisory Agreement”). LA Capital is the sub-adviser to the Portfolio pursuant to a sub-advisory agreement between Wilshire and LA Capital dated April 1, 2002, as amended March 29, 2007, subject to the supervision of the Board of Directors and Wilshire.

Investment Advisory Agreement and Fees

Under the Advisory Agreement, Wilshire may charge annual fees of up to 0.10% of the average daily net assets of the Portfolio. All advisory fees are accrued daily. For the fiscal years ended December 31, 2004, 2005 and 2006 the advisory fees for the Portfolio paid to Wilshire, and the corresponding percentages of average net assets were as follows:

	Advisory Fee Paid	% of Average Net Assets
2004	$147,654	0.10%
2005	$165,313	0.10%
2006	$168,830	0.10%

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The Advisory Agreement provides that Wilshire will act as the investment adviser to the Portfolio, and may recommend to the Board of Directors one or more sub-advisers to manage the Portfolio or portions thereof. Upon appointment of a sub-adviser, Wilshire will review, monitor and report to the Board regarding the performance and investment procedures of the sub-adviser, and assist and consult the sub-adviser in connection with the investment program of the Portfolio.

The Advisory Agreement provides that Wilshire shall exercise its best judgment in rendering the services to be provided to the Portfolio under the Advisory Agreement. Wilshire is not liable under the Advisory Agreement for any error of judgment or mistake of law or for any loss suffered by the Portfolio. Wilshire is not protected, however, against any liability to the Portfolio or its shareholders to which Wilshire would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Advisory Agreement, or by reason of Wilshire’s reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement will continue in force unless sooner terminated as provided in certain provisions contained in the Advisory Agreement. It is terminable with respect to the Portfolio without penalty on 60 days’ notice by the Company’s Board of Directors, by vote of a majority of the Portfolio’s outstanding shares (as defined in the 1940 Act), or on at least 90 days’ notice by Wilshire. The Advisory Agreement terminates in the event of its assignment (as defined in the 1940 Act).

Investment Sub-Advisory Agreement and Fees

Under the Sub-Advisory Agreement, the fees payable to LA Capital with respect to the Portfolio will be paid exclusively by Wilshire and not directly by the stockholders of the Portfolio. For the fiscal years ended December 31, 2004, 2005 and 2006 the sub-advisory fees paid to LA Capital by Wilshire with respect to the Portfolio and the corresponding percentages of net assets were as follows:

	Sub-Advisory Fee Paid	% of Average Net Assets
2004	$941	0.05%
2005	$82,656	0.05%
2006	$84,415	0.05%

LA Capital is an independent contractor and may act as an investment adviser to other clients. Wilshire may retain one or more other sub-advisers with respect to any portion of the assets of the Portfolio other than the portion to be managed by LA Capital.

LA Capital will not be liable to Wilshire, the Company or any stockholder of the Company for any error of judgment, mistake of law, or loss arising out of any investment, or for any other act or omission in the performance by LA Capital of its duties, except for liability resulting from willful misfeasance, bad faith, negligence or reckless disregard of its obligations. LA Capital will indemnify and defend Wilshire, the Company, and their representative officers, directors, employees and any person who controls Wilshire for any loss or expense arising out of or in connection with any claim, demand, action, suit or proceeding relating to any material misstatement or omission in the Company’s registration statement, any proxy statement, or any communication to current or prospective investors in the Portfolio, if such misstatement or omission was made in reliance upon and in conformity with written information furnished by LA Capital to Wilshire or the Portfolio. Any claim or controversy arising out of or relating to the Sub-Advisory Agreement, which is not settled by agreement of the parties, will be settled by arbitration.

The Sub-Advisory Agreement will continue in force unless sooner terminated as provided in the Sub-Advisory Agreement, so as long it is specifically approved for the Portfolio at least annually in the manner required by the 1940 Act (currently requiring annual approval by the Board).

Portfolio Manager

The following paragraphs provide certain information with respect to the portfolio manager of the Portfolio as identified in the prospectus and the material conflicts of interest that may arise in connection with his management of the investments of the Portfolio, on the one hand, and the investments of other client accounts for which he may have primary responsibility. Certain other potential conflicts of interest with respect to personal trading and proxy voting are discussed below under “Code of Ethics” and “Proxy Voting Policy and Procedures.”

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LA Capital. LA Capital manages the Portfolio. Thomas D. Stevens, LA Capital’s president, is the primary portfolio manager for the Portfolio. The table below includes details regarding the number of registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Stevens, total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of December 31, 2006:

Thomas D. Stevens

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	11	$1,136.6	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	31	$3,420.4	7	$779.9

As of December 31, 2006, LA Capital managed 42 portfolios, most of which have minimal overlap with other accounts with respect to investment mandates, and which use 24 different benchmarks. Although certain of its accounts may have common benchmarks, the accounts typically have different risk profiles, cost budgets, or alpha targets, which result in differing investment portfolios.

While each client account is managed individually, LA Capital does purchase and/or sell the same securities for many accounts. When possible, the firm aggregates client purchases and sales in the same securities. Each client in an aggregated transaction receives the same execution price per share, which reflects an average of prices if the order is executed in multiple trades, and is charged a pro rata share of the total commission charge. However, where a client has directed that a specific broker be used to execute transactions, such transactions may not be aggregated with other orders entered at the same time in the same security, with the result that commission rates and execution prices for such client may differ from those obtained on the aggregated transaction. In general, an aggregated transaction may enable LA Capital to obtain a discounted commission charge and a more favorable execution price. If an executing broker is unable to fill an aggregated transaction completely and only partially completes the aggregated trade, LA Capital allocates the partially filled transaction to clients participating in the aggregated transaction on a pro-rata basis, subject to adjustments for additional factors, including the cash availability within individual accounts and the maintenance of appropriate portfolio sector weightings. Since clients have different investment strategies and objectives, LA Capital may purchase or hold a security for one client, and sell the same security for another client. In general, however, LA Capital believes that there are no significant conflicts resulting from various client accounts owning or trading the same securities. LA Capital seeks to mitigate liquidity problems by executing trades in highly liquid tranches. An account rebalance may take up to two or three days to complete.

LA Capital’s portfolio managers, including Mr. Stevens, are the majority owners of the firm and are compensated based on LA Capital’s profits rather than on performance of particular accounts. Mr. Stevens’ compensation consists of a base salary, profit sharing and distribution of the firm’s profits, which vest over a period of four years. Mr. Stevens manages seven accounts with performance fee arrangements which, depending upon performance, may increase the revenues of the firm.

Mr. Stevens does not own shares of the Portfolio.

SEC Exemptive Order

The SEC has issued an order (the “Order”) to Wilshire exempting it from the 1940 Act requirement to submit to stockholders new or materially amended sub-advisory agreements for their approval, and reducing the amount of disclosure required to be provided regarding the fees paid to sub-advisers. The Order provides that Wilshire may identify, retain and compensate sub-advisers that are not “affiliated persons” of Wilshire as defined in the 1940 Act, to manage all or portions of the portfolios of the Company. Wilshire is responsible for, among other things: setting each portfolio’s investment strategy and structure; selecting sub-advisers; ongoing monitoring and evaluation of sub-advisers; implementing procedures to ensure that sub-advisers comply with the portfolios’ investment objectives, policies and guidelines/restrictions; terminating sub-advisers; and reallocating assets among sub-advisers. Wilshire may allocate

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portions of each portfolio’s assets among multiple sub-advisers with complementary management styles and securities selection disciplines; monitors the performance of each portion of a portfolio and each portfolio as a whole; and terminate sub-advisers to the extent necessary to achieve the overall objective of the portfolio. Wilshire’s criteria for termination of a sub-adviser include (but are not limited to) departure of key personnel; acquisition by a third-party; change in or departure from investment style; inadequate investment processes that could result in inconsistent security selection, valuation or compliance; and the inability over time to maintain above-average performance.

The Order was granted subject to, among other things, the following conditions: (1) prior to becoming effective with respect to a portfolio, the stockholders of such portfolio would approve operation of such portfolio in the manner described above (the stockholders of the Portfolio approved such operation on March 29, 2002); (2) the portfolio’s prospectus would describe the Order; (3) if a new sub-adviser were retained or a sub-advisory agreement were materially amended, Wilshire would furnish the relevant stockholders within 90 days all the information that would have been provided in a proxy statement soliciting approval of the sub-advisory agreement, except for certain fee information; (4) the majority of the Board of Directors would be independent, and new independent directors would be nominated by such existing independent directors; (5) in approving any change in sub-adviser, the Board would find that such change is in the best interests of the portfolio and its stockholders; (6) Wilshire would provide the Board with information about its profitability with respect to the portfolio on a quarterly basis; (7) whenever a sub-adviser is retained or terminated, Wilshire would provide an analysis of the effect of the change on its profitability; (8) no director or officer of the Company or Wilshire would own any interest in any sub-adviser, subject to certain exceptions; and (9) the independent directors of the Company would engage independent counsel to represent them.

Services Agreement

The Company has entered into a Fund Accounting, Financial and Regulatory Administration and Transfer Agency Services Agreement, dated June 27, 2005, with PFPC Inc. (“PFPC”). PFPC is located at 760 Moore Road, King of Prussia, PA 19406 and is an affiliate of PFPC Distributors, Inc., the Company’s distributor. PFPC and PFPC Distributors are wholly-owned subsidiaries of PNC Financial Services Group. PFPC furnishes the Company with transfer agency services, fund accounting services, administration services and certain other services as may be required by the Company. PFPC also prepares tax returns, reports to the Portfolios’ shareholders, and reports and filings with the SEC and state securities authorities; prepares ongoing compliance updates; provides consultation to the Company with respect to regulatory matters, including monitoring regulatory and legislative developments that may affect the Portfolios; assists in the preparation of quarterly board materials; and generally assists in all aspect of the Portfolios’ operations, other than providing legal or investment advice.

PFPC furnished the Company with transfer agency services, fund accounting services, administration services and certain other services pursuant to a prior agreement dated May 31, 1999, as amended September 27, 1999, January 3, 2003 and October 1, 2003.

For the fiscal years ended December 31, 2004, 2005 and 2006, the accounting and administration fees paid to PFPC were as follows:

Administration and Accounting Fee Payable
2004	$252,480
2005	$199,187
2006	$125,991

Expenses

From time to time, Wilshire or PFPC may waive receipt of its fees and/or voluntarily assume certain expenses of the Portfolio or the Company. This would have the effect of lowering the overall expense ratio of the Portfolio and increasing the return to investors at the time such amounts are waived or assumed, as the case may be. The Company will not pay Wilshire or PFPC for any amounts which may be waived or assumed. Each of PFPC Distributors, Wilshire or PFPC may bear other expenses of distribution of the shares of the Portfolio or of the provision of shareholder services to the Portfolio’s shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Company.

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All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by PFPC Distributors, Wilshire or PFPC. The expenses borne by the Company include taxes; interest; brokerage fees and commissions, if any; fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of PFPC Distributors, Wilshire or PFPC or any of their affiliates; SEC fees; state Blue Sky qualification fees; advisory and administration fees; charges of custodians; transfer and dividend disbursing agents’ fees; certain insurance premiums; industry association fees; outside auditing and legal expenses; costs of maintaining the Company’s existence; costs of independent pricing services; costs attributable to investor services (including, without limitation, telephone and personnel expenses); costs of shareholders’ reports and meetings; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; and any extraordinary expenses. Expenses attributable to a particular series or class of shares are charged against the assets of that series or class. Other expenses of the Company are allocated among all series on a basis determined by Wilshire, subject to supervision by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of the Portfolio.

Service and Distribution Plan

The Service and Distribution Plan (the “Plan”) of the Company adopted pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder was approved as to the Horace Mann Class of Shares of the Portfolio by vote of the majority of both (a) the Directors of the Company and (b) those Directors who are not interested persons of the Company (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Plan or any agreement related to it (the “Independent Directors”), in each case cast in person at a meeting called for the purpose of voting on the Plan.

The Horace Mann Class of Shares of the Portfolio reimburses PFPC Distributors for its shareholder services and distribution expenses (the “Distribution Fee”) at an annual rate of up to 0.35 of 1% of the average daily net assets attributable to the Horace Mann Class of Shares. The Distribution Fee is accrued daily and paid monthly or at such other intervals as the Directors of the Company shall determine. Pursuant to a Dealer Agreement between PFPC Distributors and Horace Mann Investors, Inc., PFPC Distributors pays to Horace Mann 0.35% of the average daily net assets attributable to the Horace Mann Class of Shares for providing distribution and services to holders of shares and for maintaining shareholder accounts, such as answering shareholder inquiries regarding the Portfolio and providing shareholder reports and other information.

The Plan will continue in effect with respect to the Horace Mann Class of Shares of the Portfolio only so long as such continuance is specifically approved at least annually by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the 1940 Act or the rules and regulations thereunder) of both (a) the Directors of the Company and (b) the Independent Directors of the Company, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended in any material respect unless such amendment is approved by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the 1940 Act or the rules and regulations thereunder) of both (a) the Directors of the Company and (b) the Independent Directors of the Company, cast in person at a meeting called for the purpose of voting on the Plan, and may not be amended to increase materially the amount to be spent thereunder without such approvals and approval by vote of at least a majority (as defined in the 1940 Act) of the outstanding shares of the Horace Mann Class of Shares of the Portfolio. The Plan may be terminated at any time with respect to the Horace Mann Class of Shares of the Portfolio by vote of a majority of the Independent Directors or by vote of a majority (as defined in the 1940 Act) of the outstanding Horace Mann Class of Shares of the Portfolio. Amounts spent on behalf of the Horace Mann Class of Shares of the Portfolio pursuant to such Plan during the fiscal year ended December 31, 2006, are set forth below.

	Printing	Compensation to Brokers-Dealers	Compensation to Sales Personnel	Other	Total
2006	$0	$6,511	$0	$0	$6,511

Transfer and Dividend Disbursing Agent

PFPC, 760 Moore Road, King of Prussia, Pennsylvania 19406-1212, serves as the Company’s transfer agent and dividend disbursing agent.

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Custodian

PFPC Trust Company, located at 8800 Tinicum Boulevard, 3rd Floor, Philadelphia, PA 19153, serves as the Company’s custodian.

Counsel

Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Company and the Independent Directors.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the Company’s independent registered public accounting firm.

CODE OF ETHICS

The Board of Directors of the Company has adopted a joint Code of Ethics for the Company and Wilshire, pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics restricts the investing activities of Company officers, Directors and advisory persons, and, as described below, imposes additional, more onerous restrictions on Portfolio investment personnel.

Each person covered by the Code of Ethics is prohibited from purchasing or selling any security which, to such person’s knowledge, is being purchased or sold (as the case may be), or is being considered for purchase or sale, by the Portfolio. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, “blackout periods” which prohibit trading by investment personnel of the Portfolio within periods of trading by the Portfolio in the same security, and a ban on short-term trading in securities. Investment personnel are required to preclear any personal securities investment (with limited exceptions, such as government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The preclearance requirement and associated procedures are designed to identify any prohibition or limitation applicable to a proposed investment.

In addition, LA Capital has adopted a code of ethics under Rule 17j-1 under the 1940 Act. This code permits personnel, subject to the conditions of the code, to invest in securities including securities that may be purchased or held by the Portfolio.

PROXY VOTING POLICY AND PROCEDURES

The Board of Directors of the Company has delegated to Wilshire the responsibility for voting proxies relating to portfolio securities held by the Portfolio as a part of Wilshire’s general management of the Portfolio, subject to the Board’s continuing oversight. Wilshire may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by the Portfolio to LA Capital or any other sub-advisers retained to provide investment advisory services to the Portfolio.

The right to vote proxies with respect to portfolio securities held by the Portfolio is an asset of the Company. Wilshire, LA Capital, or any other sub-adviser to which authority to vote on behalf of the Portfolio is delegated, acts as a fiduciary of the Portfolio and must vote proxies in a manner consistent with the best interest of the Portfolio and its shareholders.

At least annually, Wilshire (if it has retained the authority to vote proxies on behalf of the Portfolio) and LA Capital present to the Board its policies, procedures and other guidelines for voting proxies. In addition, Wilshire and LA Capital notify the Board promptly of material changes to any of these documents.

At least annually, Wilshire (if it has retained the authority to vote proxies on behalf of the Portfolio) and LA Capital provide to the Board a record of each proxy voted with respect to portfolio securities of the Portfolio during the year. With respect to those proxies that Wilshire or LA Capital has identified as involving a conflict of interest, Wilshire or LA Capital submits a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a “conflict of interest” is deemed to occur when Wilshire or LA Capital or an affiliated person of Wilshire or LA Capital has a financial interest in a matter presented by a proxy to be voted on behalf of the Portfolio, other than the obligation Wilshire or LA Capital incurs as investment adviser to the Portfolio, which may compromise Wilshire’s or LA Capital’s independence of judgment and action in voting the proxy.

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The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Portfolio may be revoked by the Board, in whole or in part, at any time.

The Company is requested to file an annual report of each proxy voted with respect to portfolio securities of the Portfolio during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year. Information regarding how Wilshire or LA Capital voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-888-200-6796, (ii) or on the SEC’s website at www.sec.gov.

Wilshire

Wilshire has delegated to LA Capital the responsibility for voting the securities in the Portfolio. Wilshire reviews LA Capital’s proxy voting activities annually. If it should become responsible for direct management of the Portfolio for short periods of time, on a transition basis, Wilshire will engage a professional proxy voting service to vote the securities under its direct management.

LA Capital

LA Capital has engaged Glass, Lewis & Co. (“Glass Lewis”) who has partnered with Investor Responsibility Research Center, Inc., as its proxy voting agent. Although LA Capital has established voting guidelines developed in conjunction with Glass Lewis, it casts each vote on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances.

LA Capital has designated a compliance officer who is responsible for administering and overseeing the proxy voting process. In addition, a proxy committee formally approves and reviews all proxy guidelines, procedures and voting records.

LA Capital believes that by employing Glass Lewis to monitor and vote all proxies on its behalf, it has minimized the potential for material conflicts of interest. If a material conflict of interest arises, LA Capital will notify the client of the conflict, and unless the client directs LA Capital to vote the proxy in a certain manner, LA Capital will vote in accordance with its policy based on Glass Lewis’ recommendations.

Glass Lewis’ general positions on various proposals are as follows:

Director Matters - Glass Lewis generally votes for all director nominees, except in the case of contested nominees, which are evaluated on a case-by-case basis. It votes against giving boards authority to set board size and against proposals to impose classified boards. It also votes against proposals permitting the removal of directors without cause.

Shareholder Rights - Glass Lewis typically votes against poison pills, non-technical charter amendments that reduce shareholder rights, and limiting the right of shareholders to act by written consent or to call special meetings. It also votes against adoption of supermajority votes for business transactions.

Compensation and Benefit Plans - Glass Lewis generally votes against stock incentive plans if, among other things, the outstanding common stock will be diluted by greater than 10%, the plan allows the company to reprice or replace underwater options without shareholder approval, or the plan allows nonqualified options to be priced at less than 85% of fair market value.

Routine Matters - Glass Lewis generally votes in favor of ratification of auditors, name changes, and technical amendments to charter documents.

PORTFOLIO TRANSACTIONS

LA Capital supervises the placement of orders for the purchase or sale of portfolio securities on behalf of the Portfolio. LA Capital allocates portfolio transactions among broker-dealers in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected may include those that provide statistical data, investment

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information, economic facts and opinions to LA Capital. Information so received is in addition to and not in lieu of services required to be performed by LA Capital and its fees are not reduced by the receipt of such supplemental information. Such information may be useful to LA Capital in serving both the Portfolio and other clients which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to LA Capital in carrying out its obligations to the Portfolio. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. When transactions are executed in the over-the-counter market, the Portfolio will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable. LA Capital has procedures in place to monitor best execution. LA Capital and Wilshire do not consider the sale of Portfolio shares in selecting brokers to effect Portfolio transactions.

Although LA Capital makes investment decisions for the Portfolio independently from those of its other accounts, investments of the kind made by the Portfolio may often also be made by such other accounts. When LA Capital buys or sells the same security at substantially the same time on behalf of the Portfolio and one or more other accounts managed by LA Capital, it allocates available investments by such means as, in its judgment, result in fair treatment. LA Capital aggregates orders for purchases and sales of securities of the same issuer on the same day among the Portfolio and its other managed accounts, and the price paid to or received by the Portfolio and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Portfolio or the size of the position purchased or sold by the Portfolio.

Portfolio turnover may vary from year to year, as well as within a year. Under normal market conditions, the Portfolio’s turnover rate generally will not exceed 80%. High turnover rates, generally as a result of fluctuating market conditions, are likely to result in comparatively greater brokerage expenses. Recognizing this, LA Capital attempts to minimize the cost per share of trading while at the same time implementing only those trades necessary to maintain the proper style exposure.

For the fiscal years ended December 31, 2004, 2005 and 2006 the Portfolio paid total brokerage commissions of $126,303, $180,228 and $859,295 respectively.

As of December 31, 2006, the Portfolio held the following securities of its regular brokers or dealers as follows:

Brokers or Dealers	Market Value
Bear Stearns Cos., Inc.	$385,930
Friedman, Billings, Ramsey Group, Inc., Class A	$26,880
Goldman Sachs Group, Inc.	$1,020,672
Investment Technology Group, Inc.	$12,864
Jefferies Group, Inc.	$21,456
JP Morgan Chase & Co.	$2,247,399
Lehman Brothers Holdings, Inc.	$563,870

LA Capital paid on behalf of the Portfolio brokerage commissions of $273,121, representing 31.78% of the Portfolio’s total brokerage commissions, for the fiscal year ended December 31, 2006 to firms which provided research services to LA Capital as well as execution services. As described above, brokerage transactions were directed to such firms based primarily on their ability to provide the best price and execution of such transactions.

No brokerage commissions were paid to PFPC Distributors. There were no spreads or concessions on principal transactions for any such period.

NET ASSET VALUE

The net asset value per share of each class of the Portfolio is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. (EST), on each day the NYSE is open for trading.

The Portfolio sells and redeems its shares at net asset value per share, without a sales or redemption charge. No minimum purchase or redemption amounts apply. The daily net asset value of the Portfolio’s shares is determined by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of the Portfolio less its liabilities. The price at which a purchase is effected is based on the next calculated net asset value after the order is

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received by your insurance company, as described in the product prospectus describing your particular variable annuity contract. A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded over-the-counter (other than on NASDAQ) in the United States are valued at the last current sale price. If there are no such sales, the most recent bid quotation is used. Securities quoted on the NASD Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ Official Closing Price. If there are no such sales, the value is the bid quotation. Equity Securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Foreign securities are converted to United States dollars using exchange rates at the close of the New York Stock Exchange. In the event market quotations are not readily available, securities are valued according to procedures established by the Board of Directors or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least one representative of the adviser who is an officer of the Trust and at least one portfolio management professional of the subadviser responsible for managing the portion of the Portfolio whose securities require a fair value determination, or the Company’s Valuation Committee. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee.

Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. Under the amortized cost method of valuation, the security is initially valued at cost. Then, the Company assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon the sale of the security. When market quotations are not available, securities are valued at fair value as discussed above.

PURCHASE AND REDEMPTION OF SHARES

The following information supplements and should be read in conjunction with the sections in the prospectus entitled “How to Purchase Portfolio Shares” and “How to Sell Portfolio Shares.” The Company does not have any arrangements with any person to permit frequent purchases and redemptions of Portfolio shares.

The Distributor. PFPC Distributors, Inc., located at 760 Moore Road, King of Prussia, PA 19406, serves as the Company’s distributor pursuant to a Distribution Agreement which is renewable annually by the Board of Directors. The Horace Mann Class Shares of the Portfolio are continuously offered at the net asset value per share next determined after a proper purchase request has been received and accepted by the Company. The Distribution Agreement between the Distributor and the Company provides that the Company shall indemnify the Distributor against any liability arising out of any untrue statement of a material fact or any omission of a material fact in the Company’s registration statement necessary to make the statements therein misleading, unless such liability results from the Distributor’s willful misfeasance, bad faith or negligence in the performance of its duties under the Agreement.

In-Kind Purchases. Payments for the Portfolio’s shares may, at the discretion of the Company, be made in the form of securities which are permissible investments for the Portfolio. For further information about this form of payment, please contact PFPC. Generally, securities which are accepted by the Company as payment for the Portfolio’s shares will be valued using the Portfolio’s procedures for valuing its own shares at the time the Portfolio’s net asset value is next determined after receipt of a properly completed order. All dividends, interest, subscription or other rights pertaining to such securities will become the property of the Portfolio and must be delivered to the Portfolio upon receipt from the issuer. The Company will require that (1) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Portfolio and are not subject to any restriction on sale by the Portfolio under the Securities Act of 1933, as amended, or otherwise; and (3) the Portfolio receives such other documentation as the Company may, in its discretion, deem necessary or appropriate. Investors may realize a gain or loss for federal income tax purpose upon the securities that are used for such a payment.

Signatures. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed if the amount redeemed exceeds $50,000, if proceeds are to be paid to someone other than the registered holder of shares, or if the investor’s address of record has changed within the past 60 days. PFPC has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange

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Medallion Signature Program (NYSE MSP), the Securities Transfer Agents Medallion Program (STAMP) and the Stock Exchanges Medallion Program (SEMP). Guarantees must be signed by an authorized signatory of the guarantor and “Signature Guaranteed” must appear with the signature. PFPC may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call the telephone number listed on the cover.

Redemption Commitment. The Company reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be readily marketable, to the extent available, and would be valued in the same manner as the Portfolio’s investment securities are valued. If the recipient sold such securities, brokerage charges would be incurred. Receipt of such securities is a taxable event for federal income tax purposes.

Suspension of Redemptions. The Company may suspend the right of redemption with respect to the Portfolio or postpone the date of payment (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the shareholders.

New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year’s Day, Presidents’ Day, Rev. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTION AND TAXES

The following information supplements and should be read in conjunction with the sections in the prospectus entitled “Dividends and Distribution Information” and “Tax Information”. For a discussion of the impact on Contract Owners of income taxes an Insurer may owe as a result of its ownership of Horace Mann Class Shares of the Portfolio, its receipt of dividends and distributions thereon, and its gains from the purchase and sale thereof, reference should be made to the Contract disclosure document.

Regulated Investment Companies

The Company’s management believes that the Portfolio qualified as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”) for the fiscal year ended December 31, 2006 and intends to meet the same qualifications for the fiscal year ended December 31, 2007. Qualification as a regulated investment company relieves the Portfolio from any liability for federal income taxes to the extent that its earnings are distributed in accordance with the applicable provisions of the Code. The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency.

As a regulated investment company, the Portfolio will not be liable for federal income tax on its income and gains provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the Code requires, among other things, that the Portfolio (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and net income derived from an interest in a qualified publicly traded partnership, (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, cash items, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), of two or more issuers other than the securities of other regulated investment companies which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or of one or more qualified publicly traded partnership, and (c) distribute each taxable year at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) determined without regard to the deduction for dividends paid.

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Because the Portfolio is established in part as an investment for certain insurance variable annuity contracts, the Code imposes additional diversification requirements on the Portfolio. Generally, these requirements are that at each calendar quarter end or within 30 days thereafter no more than 55% of the Portfolio’s total assets may be in any one investment, no more than 70% in any two investments, no more than 80% in any three investments, and no more than 90% in any four investments.

The Portfolio generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, the Portfolio must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all undistributed ordinary income and capital gain net income for previous years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Portfolio in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid the excise tax, the Portfolio intends to make timely distributions of its income in compliance with these requirements and anticipates that it will not be subject to the excise tax.

Dividends paid by the Portfolio from ordinary income, and distributions of the Portfolio’s net realized short-term capital gains, are taxable to its shareholders as ordinary income. Distributions to corporate shareholders will be eligible for the 70% dividends received deduction, and distributions to individual and other noncorporate shareholders will be eligible for taxation at their maximum long-term capital gain rate, to the extent that the income of the Portfolio is derived from certain qualifying dividends. Dividend income earned by the Portfolio will be so eligible only if the Portfolio has satisfied holding period requirements with respect to his or her Portfolio shares. In addition, a shareholder must meet certain holding period requirements. Within 60 days after the end of its taxable year, the Portfolio will send to its shareholders a written notice designating the amount of any distributions made during such year which may be taken into account by its shareholders for purposes of such provisions of the Code. Net capital gain distributions are not eligible for the dividends received deduction.

Under the Code, any distributions designated as being made from net capital gains are taxable to the Portfolio’s shareholders as long-term capital gains, regardless of the holding period of the shares held by such shareholders. Such distributions of net capital gains will be designated by the Portfolio as a capital gains distribution in a written notice to its shareholders. Any loss on the sale of shares held for six months or less will be treated as a long-term capital loss for federal income tax purposes to the extent a shareholder receives net capital gain distributions on such shares. The maximum federal income tax rate applicable to long-term capital gains is currently 15% for individual shareholders. Corporate shareholders are taxed on long-term capital gains at the same rates as ordinary income. Dividends and distributions are taxable whether received in cash or reinvested in additional shares of the Portfolio.

Any loss realized on a sale, redemption or exchange of shares of the Portfolio by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.

Any dividend or distribution paid shortly after an investor’s purchase may have the effect of reducing the aggregate net asset value of his or her shares below the cost of his or her investment. Such a dividend or distribution would be a return on investment in an economic sense and are subject to federal income tax. This is referred to as “buying a dividend.”

Rule 12d1-1, under the 1940 Act, permits the Portfolio to invest an unlimited amount of its uninvested cash in a money market fund so long as such investment is consistent with the Portfolio’s investment objectives and policies. As a shareholder in an investment company, the Portfolio would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

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Hedging Transactions

Ordinarily, gains and losses realized from portfolio transactions will be treated as a capital gain or loss. All or a portion of the gain realized from engaging in “conversion transactions” may be treated as ordinary income under Section 1258 of the Code. “Conversion transactions” are defined to include certain futures, option and “straddle” transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

Under Section 1256 of the Code, a gain or loss realized by the Portfolio from certain financial futures transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures as well as from closing transactions. In addition, any such futures remaining unexercised at the end of the Portfolio’s taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio characterized in the manner described above.

Offsetting positions held by the Portfolio involving financial futures may constitute “straddles.” Straddles are defined to include “offsetting positions” in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Code. As such, all or a portion of any short- or long-term capital gain from certain “straddle” and/or conversion transactions may be recharacterized to ordinary income.

If the Portfolio were treated as entering into straddles by reason of its futures transactions, such straddles could be characterized as “mixed straddles” if the futures transactions comprising such straddles were governed by Section 1256 of the Code. The Portfolio may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be recharacterized as short-term capital gain, and as a result of the conversion transaction rules, long-term capital gain may be recharacterized as ordinary income.

Under Section 1259 of the Code, the Portfolio may recognize gain if it enters into a short sale of, or a forward or futures contract to deliver the same or substantially identical property relating to an appreciated direct position held by the Portfolio. Such transactions may be considered constructive sales of the appreciated direct position for federal income tax purposes.

Other Tax Information

The Portfolio may be required to withhold for U.S. federal income taxes 28% of all taxable distributions payable to shareholders who fail to provide the Company with their correct taxpayer identification number or to make required certifications, or who have been notified (or if the Company is notified) by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

The Company may also be subject to state or local taxes in certain states where it is deemed to be doing business. Further, in those states, which have income tax laws, the tax treatment of the Company and of shareholders of the Portfolio with respect to distributions by the Portfolio may differ from federal income tax treatment. Distributions to shareholders may be subject to additional state and local taxes.

The foregoing is only a summary of certain federal income tax rules affecting the Portfolios and its investors. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes in light of their particular circumstances.

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Capital Loss Carry Forwards

On December 31, 2006 the Portfolio had available for federal income tax purposes unused capital losses as follows:

Expiring December 31,
2010	2011	2012	2013
$7,939,802	$3,810,802	$5,509,772	$108,266

OTHER INFORMATION

The Company is a Maryland corporation organized on July 30, 1992. It currently has five portfolios - Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and the Portfolio — each of which has several classes of shares. The title of each class of each portfolio is as follows:

Large Company Growth Portfolio:

Large Company Growth Portfolio – Investment Class Shares

Large Company Growth Portfolio – Institutional Class Shares

Large Company Value Portfolio:

Large Company Value Portfolio – Investment Class Shares

Large Company Value Portfolio – Institutional Class Shares

Small Company Growth Portfolio:

Small Company Growth Portfolio – Investment Class Shares

Small Company Growth Portfolio – Institutional Class Shares

Small Company Value Portfolio:

Small Company Value Portfolio – Investment Class Shares

Small Company Value Portfolio – Institutional Class Shares

The Portfolio:

Dow Jones Wilshire 5000 Index sm Portfolio – Investment Class Shares

Dow Jones Wilshire 5000 Index sm Portfolio – Institutional Class Shares

Dow Jones Wilshire 5000 Index sm Portfolio – Horace Mann Class of Shares

Dow Jones Wilshire 5000 Index sm Portfolio – Qualified Class of Shares

Each share of the Portfolio has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of each class of the Portfolio have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of all series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Directors from the separate voting requirements of the Rule. Rule 18f-3 under the 1940 Act makes further provision for the voting rights of each class of shares of an investment company which issues more than one class of voting shares. In particular, Rule 18f-3 provides that each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to the class’ arrangement for services and expenses, and shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

The Company will send annual and semi-annual financial statements to all its shareholders.

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FINANCIAL STATEMENTS

The Company’s audited financial statements for the Portfolio contained in its annual report for the fiscal year ended December 31, 2006 are incorporated into this SAI by reference in their entirety. Such financial statements have been audited by the Company’s independent registered public accounting firm, PricewaterhouseCoopers, LLP, whose report thereon appears in such annual report. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing.

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WILSHIRE MUTUAL FUNDS, INC.

LARGE COMPANY GROWTH PORTFOLIO

LARGE COMPANY VALUE PORTFOLIO

SMALL COMPANY GROWTH PORTFOLIO

SMALL COMPANY VALUE PORTFOLIO

DOW JONES WILSHIRE 5000 INDEXsm PORTFOLIO

INVESTMENT CLASS SHARES

INSTITUTIONAL CLASS SHARES

STATEMENT OF ADDITIONAL INFORMATION

(http://www.wilfunds.com)

May 1, 2007

This Statement of Additional Information (“SAI”) provides supplementary information for the investment portfolios of Wilshire Mutual Funds, Inc. (the “Company”): Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and Dow Jones Wilshire 5000 Indexsm Portfolio (each a “Portfolio” and collectively the “Portfolios”).

This SAI is not a prospectus. This SAI should be read in conjunction with the prospectus for the Investment Class Shares and Institutional Class Shares of the Portfolios dated May 1, 2007 and is incorporated by reference in its entirety into the prospectus. The financial statements contained in the Portfolios’ annual report for the fiscal year ended December 31, 2006 are incorporated by reference into this SAI. You can obtain free copies of the prospectus and annual report by contacting us at: Wilshire Mutual Funds, Inc., c/o PFPC Inc., P.O. Box 9807, Providence, RI 02940, or calling 1-888-200-6796.

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THE PORTFOLIOS

The Company is a diversified, open-end investment management company that currently offers shares of a number of series and classes, including the Investment Class Shares and Institutional Class Shares for each of the Portfolios. The Company also offers other classes of shares of the Dow Jones Wilshire 5000 Indexsm Portfolio (the “Index Portfolio”) in separate prospectuses and statements of additional information. Wilshire Associates Incorporated (“Wilshire”) is the investment adviser for the Portfolios and Los Angeles Capital Management and Equity Research (“LA Capital”), AllianceBernstein, L.P. (“AllianceBernstein”), Goldman Sachs Asset Management (“GSAM”), Delaware Management Company (“Delaware”), a series of Delaware Management Business Trust, NWQ Investment Management Company, LLC (“NWQ”), Kalmar Investment Advisers (“Kalmar”), Pzena Investment Management, LLC (“Pzena”), Columbus Circle Investors (“CCI”), Logan Capital Management, Inc. (“Logan”), Payden & Rygel (“Payden”), Quest Investment Management, Inc. (“Quest”), Renaissance Investment Management, Inc. (“Renaissance”), Sawgrass Asset Management, L.L.C. (“Sawgrass”) and Victory Capital Management Inc. (“Victory” and together with LA Capital, AllianceBernstein, GSAM, Delaware, NWQ, Kalmar, Pzena, CCI, Logan, Payden, Quest, Renaissance and Sawgrass, the “Sub-Advisers”) serve as the Sub-Advisers for the Portfolios. Terms not defined in this SAI have the meanings assigned to them in the prospectus.

INVESTMENT POLICIES AND RISKS

The Portfolios may invest in the investments described below, except as otherwise indicated.

U.S. Government Securities. Each Portfolio may purchase securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, which include U.S. Treasury securities of various interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the Treasury, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, or by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Money Market Instruments. Each Portfolio may invest in money market instruments, including certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

A certificate of deposit is a negotiable certificate requiring a bank to repay funds deposited with it for a specified period of time.

A time deposit is a non-negotiable deposit maintained in a banking institution for a specified period of time at a stated interest rate. A Portfolio will only invest in time deposits of domestic banks that have total assets in excess of one billion dollars. Time deposits held by the Portfolios will not benefit from insurance administered by the Federal Deposit Insurance Corporation.

A bankers’ acceptance is a credit instrument requiring a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Other short-term bank obligations in which the Portfolios may invest may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

With respect to such securities issued by foreign branches and subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a Portfolio which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, possible seizure or nationalization of foreign deposits, the possible imposition of foreign withholding taxes on interest income, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which may adversely affect the payment of principal and interest on these securities.

Repurchase Agreements. In a repurchase agreement, a Portfolio buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thus determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. A repurchase agreement involves risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities. The Company’s custodian or sub-custodian will hold in a segregated account the securities acquired by a Portfolio under a repurchase agreement. Repurchase agreements are considered, under the Investment Company Act of 1940, as amended (the “1940 Act”), to be loans by the Portfolios. To try to reduce the risk of loss on a repurchase agreement, the Portfolios will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars, only with respect to securities of the type in which a Portfolio may invest, and will require that

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additional securities be deposited with the custodian or sub-custodian if the value of the securities purchased decreases below the repurchase price.

Lending Portfolio Securities. The Portfolios may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers. A Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a “placing broker.”

The Securities and Exchange Commission (the “SEC”) currently requires that the following lending conditions must be met: (1) a Portfolio must receive at least 100% collateral from the borrower (cash, U.S. Government securities, or irrevocable bank letters of credit); (2) the borrower must increase the collateral whenever the market value of the loaned securities rises above the level of such collateral; (3) a Portfolio must be able to terminate the loan at any time; (4) a Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Company’s Board of Directors must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

Even though loans of portfolio securities are collateralized, a risk of loss exists if an institution that borrows securities from a Portfolio breaches its agreement with the Portfolio and the Portfolio is delayed or prevented from recovering the collateral.

Zero Coupon Securities. Each Portfolio, except the Dow Jones Wilshire 5000 Index(sm) Portfolio, may invest in zero coupon U.S. Treasury securities, which are Treasury notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Each such Portfolio also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer’s pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond more to changes in interest rates than non-zero coupon securities with similar maturities and credit qualities.

Commercial Paper and Other Short-term Corporate Obligations. Each Portfolio may invest in commercial paper and other short-term corporate obligations. Commercial paper is a short-term, unsecured promissory note issued to finance short-term credit needs. The commercial paper purchased by a Portfolio will consist only of direct obligations which, at the time of their purchase, are: (a) rated at least Prime-1 by Moody’s Investors Service, Inc., A-1 by Standard & Poor’s Ratings Group or F-1 by Fitch Ratings; (b) issued by companies having an outstanding unsecured debt issue rated at least Aa3 by Moody’s Investors Service, Inc. or AA- by Standard & Poor’s Ratings Group or Fitch Ratings; or (c) if unrated, determined by Wilshire or the Sub-Advisers to be of comparable quality.

These instruments include variable amount master demand notes, which are obligations that permit a Portfolio to invest at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because they are direct lending arrangements between the lender and borrower, such instruments generally will not be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. If these obligations are not secured by letters of credit or other credit support arrangements, a Portfolio’s right to redeem its investment depends on the ability of the borrower to pay principal and interest on demand. In connection with floating and variable rate demand obligations, Wilshire and the Sub-Advisers will consider, on an ongoing basis, earning power, cash flow and other liquidity ratios of the borrower, and the borrower’s ability to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and a Portfolio may invest in them only if at the time of an investment the borrower meets the criteria set forth above for other commercial paper issuers.

Derivatives. Each Portfolio may invest, to a limited extent, in “derivatives.” These are financial instruments which derive their performance at least in part, from the performance of an underlying asset, index or interest rate. The derivatives the Portfolios may use are currently comprised of stock index futures and options. The Portfolios may invest in derivatives for a variety of reasons, including to hedge against certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for a Portfolio to invest than “traditional” securities.

Although the Dow Jones Wilshire 5000 Index(sm) Portfolio does not currently intend to invest in derivatives, it reserves the right to do so in the future. Normally, less than 5% of a Portfolio’s net assets would be invested in derivatives.

Derivatives permit a Portfolio to increase, decrease or change the level of risk to which its securities are exposed in much the same way as a Portfolio can increase, decrease or change the risk of its investments by making investments in specific securities. However, derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and a Portfolio as a whole. Under certain market conditions, they can increase the volatility of a Portfolio’s net asset value, decrease the liquidity of a Portfolio’s investments and make more difficult the accurate pricing of a Portfolio’s shares.

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In addition, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio’s performance. If a Portfolio invests in derivatives at inappropriate times or judges market conditions incorrectly, such investments may lower a Portfolio’s return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if a Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

When required by the SEC, a Portfolio will set aside permissible liquid assets in a segregated account to cover its obligations relating to its purchase of derivatives. To maintain this required cover, a Portfolio may have to sell portfolio securities at disadvantageous prices or times. Derivatives may be purchased on established exchanges (“exchange-traded” derivatives) or through privately negotiated transactions (“over-the-counter” derivatives). Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative transaction bears the risk that the counterparty will default. Accordingly, a Sub-Adviser will consider the creditworthiness of counterparties to over-the-counter derivative transactions in the same manner as it would review the credit quality of a security to be purchased by a Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Futures Transactions. A Portfolio may enter into futures contracts on particular securities or stock indices in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. A futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

Engaging in these transactions involves risk of loss to a Portfolio which could affect the value of such Portfolio’s net assets adversely. Although each Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance exists that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Portfolio to substantial losses.

Successful use of futures by a Portfolio also is subject to the ability of the Sub-Advisers to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the position being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, a Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances az Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

Pursuant to regulations and published positions of the SEC, a Portfolio may be required to segregate cash or liquid assets in connection with its futures transactions in an amount generally equal to the value of the contract. The segregation of such assets will have the effect of limiting a Portfolio’s ability otherwise to invest those assets.

Pursuant to Rule 4.5 under the Commodity Exchange Act, the Company has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” and is not subject to registration or regulation as a commodity pool operator under the Act.

Options. A Portfolio may write covered call options, buy put options, buy call options and write secured put options on particular securities or securities indices such as the Dow Jones Wilshire 5000 Index sm or the S&P 500 Index. Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

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Options on stock indices are similar to options on specific securities, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to deliver this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stock.

Other Derivatives. A Portfolio may take advantage of opportunities in the area of futures contracts and any other derivatives which presently are not contemplated for use by a Portfolios or which currently are not available but which may be developed, to the extent such opportunities are both consistent with the Portfolio’s investment objective and legally permissible for a Portfolio. Before entering into such transactions or making any such investment, the Company will provide appropriate disclosure in its prospectus or SAI.

Foreign Securities. Each Portfolio may include securities of the foreign issuers that trade on U.S. exchanges. These investments may include American Depository Receipts (“ADRs”). ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities. For purposes of a Portfolio’s investment policies, investments in ADRs will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted. Investments in foreign securities have additional risks, including future political and economic developments, possible imposition of withholding taxes on income payable on the securities, the possible establishment of currency exchange controls, adoption of other foreign governmental restrictions and possible seizure or nationalization of foreign assets.

Preferred Stock. The Index Portfolio may invest up to 5% of its assets in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Convertible Securities. The Index Portfolio may invest up to 5% of its assets in convertible securities when its appears to LA Capital that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, LA Capital places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. Convertible securities may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuers convertible at stated exchange rates into common stock of the issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer’s capital structure and are consequently of higher quality and entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Warrants and Rights. The Index Portfolio may invest up to 5% of its assets in warrants and rights. Warrants are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but generally are shorter in duration and are distributed by the issuer directly to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights to the assets of the issuer.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Directors of the Company has adopted a Dissemination of Portfolio Information Policy (the “Policy”) regarding the disclosure by Wilshire and the Sub-Advisers of information about the portfolio holdings and characteristics of each Portfolio. Pursuant to the Policy, such information may be made available to the general public by posting on the Company’s website on the

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first business day following the 20th calendar day after each month end. Other than such disclosure, no portfolio holdings information may be disclosed to any third party except for the following disclosures: (a) to the Company’s administrator, custodian, legal counsel, independent registered public accounting firm and other service providers to enable them to fulfill their responsibilities to the Company; (b) to the Company’s Board of Directors; (c) to third parties (e.g., broker-dealers) for the purpose of analyzing or trading portfolio securities; (d) to rating agencies and companies that collect and maintain information about mutual funds, subject to confidentiality requirements; (e) as required by law, including in regulatory filings with the SEC; (f) to shareholders of the Company and others, provided such information is publicly available (e.g., posted on the Company’s internet website or included in a regulatory filing); (g) to third parties for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of Portfolio assets and to minimize impact on remaining Portfolio shareholders; or (h) as approved by the Chief Compliance Officer of the Company (the “CCO”). Any disclosure made pursuant to item (h) above will be reported to the Board at its next quarterly meeting.

The Company, Wilshire and/or the Sub-Advisers have ongoing business arrangements with the following entities which involve making portfolio holdings information available to such entities as an incidental part of the services they provide to the Company: (i) the Company’s administrator and custodian pursuant to fund accounting and custody agreements, respectively, under which the Company’s portfolio holdings information is provided daily on a real-time basis; (ii) Institutional Shareholder Services, Glass, Lewis & Co. and Investor Responsibility Research Center, Inc., pursuant to proxy voting agreements under which the portfolio holdings information of certain Portfolios is provided daily, on a real-time basis; and (iii) the Company’s independent registered public accounting firm and legal counsel to whom the Company provides portfolio holdings information as needed with no lag time.

The release of information is subject to confidentiality requirements. None of the Company, Wilshire, the Sub-Advisers or any other person receives compensation or any other consideration in connection with such arrangements (other than the compensation paid by the Company to such entities for the services provided by them to the Company). In the event of a conflict between the interests of Portfolio shareholders and those of the Company, Wilshire, the Company’s principal underwriter, or any of their affiliated persons, the CCO will make a determination in the best interests of the Company’s shareholders, and will report such determination to the Board of Directors at the end of the quarter in which such determination was made.

INVESTMENT RESTRICTIONS

The investment restrictions described below, along with each Portfolio’s investment objective, are fundamental policies of each Portfolio and cannot be changed without the approval of a majority of the Portfolio’s outstanding voting shares (as defined by the 1940 Act). All percentage limitations apply only at the time of the transaction. Subsequent changes in value or in a Portfolio’s total assets will not result in a violation of the percentage limitations. No Portfolio may:

1. Invest in commodities, except that a Portfolio may purchase and sell options, forward contracts, and futures contracts, including those relating to indices, and options on futures contracts or indices.

2. Purchase, hold or deal in real estate or oil, gas or other mineral leases or exploration or development programs, but a Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

3. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 331/3% of the value of a Portfolio’s total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. When borrowings exceed 5% of the value of a Portfolio’s total assets, the Portfolio will not make any additional investments. For purposes of this investment restriction, the entry into options, forward contracts, or futures contracts, including those relating to indices and options on futures contracts or indices, will not constitute borrowing.

4. Make loans to others, except through the purchase of debt obligations and entry into repurchase agreements. However, each Portfolio may lend its portfolio securities in an amount not to exceed 331/3% of the value of its total assets, including collateral received for such loans. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company’s Board of Directors.

5. Act as an underwriter of securities of other issuers, except to the extent a Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

6. Invest more than 25% of its assets in the securities of issuers in any single industry, provided there will be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

7. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of a Portfolio’s total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

8. With respect to 75% of a Portfolio’s assets, hold more than 10% of the outstanding voting securities of any single issuer.

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9. Issue any senior security (as defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in investment restrictions No. 1 and 3 may be deemed to give rise to a senior security.

The following investment restrictions are non-fundamental and may be changed by a vote of a majority of the Company’s Board of Directors. No Portfolio may:

1. Invest in the securities of a company for the purpose of exercising management or control, but a Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

2. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of a Portfolio’s net assets would be so invested.

3. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or those received as part of a merger or consolidation.

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DIRECTORS AND OFFICERS

The Board of Directors (the “Board”) has responsibility for the overall management and operations of the Company. The Board establishes the Company’s policies and meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Company.

Set forth below are the names of the Directors and executive officers of the Company, their ages, business addresses, positions and terms of office, their principal occupations during the past five years, and other directorships held by them, including directorships in public companies. The address of each Director and officer is 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.

Name and Age	Position Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held by Director
Interested Director

Lawrence E. Davanzo, 54(2)	Director and President	Since 2005	Senior Managing Director, October 2004-Present, Wilshire Associates Incorporated; President, 2005- Present, Wilshire Variable Insurance Trust; Managing Director, August 2004- October 2004, Guggenheim Partners; independent investor, August 2001- August 2004; President, February 2000-August 2001, InvestorForce Securities; Managing Director and Founder, February 1991- February 2000, Asset Strategy Consulting (investment consulting firm).	19	Wilshire Variable Insurance Trust (14 Portfolios); Wilshire Associates Incorporated

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Name and Age	Position Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held by Director
Non-Interested Directors

DeWitt F. Bowman, 76	Director	Since 1996	Principal, February 1994-Present, Pension Investment Consulting (pension consulting firm).	19	Sycuan Funds; Forward Funds; PCG Private Equity Fund; Brandes Institutional International Fund (registered investment companies); RREEF America REIT III; Director, 5/94-present, RREEF America REIT (real estate investment trusts); Pacific Gas & Electric Nuclear Decommissioning Trust (trust fund for decommissioning nuclear power plants); Wilshire Variable Insurance Trust (14 Portfolios)

Roger A. Formisano, 58	Director	Since 2006	Vice President, University Medical Foundation, 2006- Present; formerly Director, The Center for Leadership and Applied Business, UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC.	19	Integrity Mutual Insurance Company, Wilshire Variable Insurance Trust (14 Portfolios)

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Name and Age	Position Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Complex Overseen by Director	Other Directorships Held by Director
Richard A. Holt, 65 (3)	Director	Since 2006	Retired; formerly Senior Relationship Manager, Scudder Insurance Asset Management.	19	Wilshire Variable Insurance Trust (14 Portfolios)

Harriet A. Russell, 65	Director		President, Greater Cincinnati Credit Union; formerly Vice President, Cincinnati Board of Education; formerly teacher, Walnut Hills High School.		Greater Cincinnati Credit Union Board; Wilshire Variable Insurance Trust (14 Portfolios)

George J. Zock, 56	Director, Chairman of the Board	Since 2006	Independent Consultant; Consultant, Horace Mann Service Corporation (2004 to 2005); Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997 to 2003).	19	Wilshire Variable Insurance Trust (14 Portfolios)

Officers
Scott Boroczi, 46	Treasurer	Since 2005	Vice President, Wilshire Associates Incorporated (since 2005); Relationship Manager, Municipal Trustees Service, The Bank of New York Trust Company (1997 to 2005)	N/A	N/A

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Name and Age	Position Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held by Director

Helen Thompson, 39	Chief Compliance Officer and Secretary	Since 2004	Managing Director, Wilshire Associates Incorporated. (since 2003); Associate Director, First Quadrant, L.P. (2001 to 2003); Chief Investment Accountant, Financial Controller, Company Secretary, Associate Director, Compliance Officer (1996 to 2003), First Quadrant Limited	N/A	N/A

(1)	Directors hold office until they resign or their successors have been elected and qualified.

(2)	Mr. Davanzo is an interested person because of his position with the Company’s investment adviser, Wilshire Associates Incorporated.

(3)	Mr. Holt employs AllianceBernstein, L.P., subadviser to the Large Company Value Portfolio, to manage assets that he controls.

Committees

The Board has five standing committees - an Audit Committee, a Nominating Committee, an Investment Committee, a Contract Review Committee and a Valuation Committee.

The Audit Committee monitors the Company’s accounting policies, financial reporting and internal control systems, as well as the work of the independent auditors. The members of the Audit Committee, all of whom are not considered “interested persons” of the Company within the meaning of the 1940 Act (the “Independent Directors”), include Messrs. Formisano (Chairman), Zock and Bowman. The Audit Committee held five meetings in 2006.

The Nominating Committee is primarily responsible for the identification and recommendation of individuals for Board membership. The members of the Nominating Committee, all of whom are Independent Directors, include Messrs. Zock (Chairman) and Formisano. The Nominating Committee held five meetings in 2006. Pursuant to the Company’s Governance Procedures, shareholders may submit suggestions for Board Candidates to the Nominating Committee, which will evaluate candidates for Board membership by forwarding their correspondence by U.S. mail or courier service to the Company’s Secretary for the attention of the Chair of the Nominating Committee.

The Investment Committee monitors the investment performance of the Portfolios and the performance of the Adviser and subadvisers. The members of the Investment Committee, all of whom are Independent Directors, include Mr. Holt (Chairman) and Ms. Russell. The Investment Committee held four meetings in 2006.

The Contract Review Committee coordinates the process by which the Board considers the continuance of the investment management and sub-advisory agreements, the distribution agreement and the Rule 12b-1 distribution plan. The members of the Contract Review Committee, all of whom are Independent Directors, include Messrs. Bowman (Chairman), Formisano, Holt and Zock and Ms. Russell. The Contract Review Committee held four meetings in 2006.

The Valuation Committee oversees the activities of the Pricing Committee and fair values of Portfolio securities. The members of the Valuation Committee, all of whom are Independent Directors (except for Mr. Davanzo), include Messrs. Davanzo (Chairman) and Holt and Ms. Russell, Mr. Bowman (alternate), Mr. Formisano (alternate), and Mr. Zock (alternate). The Valuation Committee held one meeting in 2006.

Security and Other Interests

The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Company as of December 31, 2006.

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DIRECTORS WHO ARE NOT “INTERESTED PERSONS” OF THE COMPANY

Name of Director	Dollar Range of Equity Securities in the Large Company Growth Portfolio	Dollar Range of Equity Securities in the Large Company Value Portfolio	Dollar Range of Equity Securities in the Small Company Growth Portfolio	Dollar Range of Equity Securities in the Small Company Value Portfolio	Dollar Range of Equity Securities in the Dow Jones Wilshire 5000 Index(SM) Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
DeWitt F. Bowman	None	None	None	None	None	None
Roger A. Formisano	None	None	None	None	None	None
Richard A. Holt	None	None	None	None	None	None
Harriet A. Russell	None	None	None	None	None	None
George J. Zock	None	None	None	None	None	None

DIRECTORS WHO ARE “INTERESTED PERSONS” OF THE COMPANY

Name of Director	Dollar Range of Equity Securities in the Large Company Growth Portfolio	Dollar Range of Equity Securities in the Large Company Value Portfolio	Dollar Range of Equity Securities in the Small Company Growth Portfolio	Dollar Range of Equity Securities in the Small Company Value Portfolio	Dollar Range of Equity Securities in the Dow Jones Wilshire 5000 Index(SM) Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies

Lawrence E. Davanzo	None	None	None	None	None	None

As of December 31, 2006, none of the Independent Directors, nor any of their immediate family members owned, beneficially or of record, any securities in Wilshire, the Sub-Advisers or PFPC Distributors, Inc. (“PFPC Distributors”), the distributor of the Company, or any securities in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Wilshire, the Sub-Advisers or PFPC Distributors.

Compensation

The table below sets forth the compensation paid to the Independent Directors of the Company for the 12 months ended December 31, 2006. The Company does not compensate the “interested” Director or any of the officers, with the exception of the Company’s CCO, for the services they provide. The Company and Wilshire Variable Insurance Trust each pay a portion of the CCO’s compensation, and Wilshire pays the remainder of such compensation. . The Company and Wilshire Variable Insurance Trust together pay each Independent Director an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

DIRECTORS WHO ARE NOT “INTERESTED PERSONS” OF THE COMPANY

Director	Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued as Part of CompanyExpenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Company and the Fund Complex(1)
DeWitt F. Bowman	$12,762	N/A	N/A	$27,000
Roger D. Formisano(2)	$12,762	N/A	N/A	$27,000
Cynthia A. Hargadon(3)	$6,096	N/A	N/A	$14,500
Richard A. Holt(2)	$12,762	N/A	N/A	$27,000
Harriet A. Russell(2)	$10,747	N/A	N/A	$23,000
George J. Zock(2)	$18,296	N/A	N/A	$37,667

(1)	This is the total amount compensated to the Director for his or her service on the Company’s Board and the board of any other investment company in the fund complex. “Fund Complex” means two or more registered investment companies that hold themselves out as related companies for purposes of investment and investor services, or have a common investment adviser or are advised by affiliated investment advisers.

(2)	Ms. Hargadon resigned from the Board on May 2, 2006.

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PRINCIPAL HOLDERS OF SECURITIES

Listed below are the names and addresses of those shareholders who owned of record 5% or more of the outstanding Investment Class Shares or Institutional Class Shares of each Portfolio as of March 31, 2007. The Company has no information regarding the beneficial ownership of the shares. Shareholders who have the power to vote a large percentage of shares of a particular Portfolio may be in a position to control a Portfolio and determine the outcome of a shareholder meeting. A shareholder who owns, directly or indirectly, 25% or more of a Portfolio’s voting securities may be deemed to be a “control person,” as defined by the 1940 Act. As of March 31, 2007, the Directors and officers of the Company as a group owned less than 1% of the outstanding shares of each Portfolio.

LARGE COMPANY GROWTH PORTFOLIO

Investment Class

Shareholders	Percentage Owned
Charles Schwab & Co.	71.1%
Attn: Mutual Funds
Reinvest Account
101 Montgomery Street
San Francisco, CA 94104

Horace Mann Life Insurance Company	5.00%
1 Horace Mann Plaza
Springfield, IL 62715

LARGE COMPANY GROWTH PORTFOLIO

Institutional Class

Shareholders	Percentage Owned
Charles Schwab & Co.	21.21%
Attn: Mutual Funds
Reinvest Account
101 Montgomery Street
San Francisco, CA 94104

Horace Mann Life Insurance Company	12.05%
1 Horace Mann Plaza
Springfield, IL 62715

Mori & Co.	11.98%
PO Box 13366
Kansas City, MO 64199-3366

NFS LLC FEBO	5.86%
101 N Broadway Ave Ste 300
Oklahoma City, OK 73126

LARGE COMPANY VALUE PORTFOLIO

Investment Class

Shareholders	Percentage Owned
Horace Mann Life Insurance Company	40.80%
1 Horace Mann Plaza
Springfield, IL 62715

Charles Schwab & Co.	23.82%
Attn: Mutual Funds Dept.
Reinvest Account
101 Montgomery Street
San Francisco, CA 94104

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NFS LLC	6.13%
North Fork Bank Corp.
275 Broadhollow Rd.
Melville, NY 11747

LARGE COMPANY VALUE PORTFOLIO

Institutional Class

Shareholders	Percentage Owned
National Investor Services FBO	5.23%
55 Water Street, 32nd Floor
New York, NY 10041

LPL Financial Services	5.09%
9785 Towne Centre Drive
San Diego, CA 92121-1968

SMALL COMPANY GROWTH PORTFOLIO

Investment Class

Shareholders	Percentage Owned
Charles Schwab & Co.	51.67%
Attn: Mutual Funds
Reinvest Account
101 Montgomery St.
San Francisco, CA 94104

Horace Mann Life Insurance Company	23.72%
1 Horace Mann Plaza
Springfield, IL 62715

SMALL COMPANY GROWTH PORTFOLIO

Institutional Class

Shareholders	Percentage Owned
Charles Thessing, Trustee	32.25%
FBO Edward Ruff Fam. Memorial
Sacred Heart Catholic High School
506 E. Broadway Street
Morrilton, AR 72110

Meshberger P/S	14.74%
9785 Towne Centre Drive
Suite 500

NFS/FMTC ROLLOVER IRA	11.58%
For a separate account c/o Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085

LPL Financial Services	10.03%
for a separate account
9785 Towne Centre Drive
San Diego, CA 92121-1968

NFS/FMTC ROLLOVER IRA	7.22%
For a separate account c/o Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085

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LPL Financial Services	6.63%
for a separate account
9785 Towne Centre Drive
San Diego, CA 92121-1968

NFS/FMTC ROLLOVER IRA	5.31%
For a separate account c/o Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085

SMALL COMPANY VALUE PORTFOLIO

Investment Class

Shareholders	Percentage Owned
Charles Schwab & Co.	34.13%
Mutual Funds Dept.
Reinvest Account
101 Montgomery St.
San Francisco, CA 94104

Horace Mann Life Insurance Company	19.50%
1 Horace Mann Plaza
Springfield, IL 62715

SMALL COMPANY VALUE PORTFOLIO

Institutional Class

Shareholders	Percentage Owned
First Clearing, LLC	61.37%
Lucky Productions, LLC
330 Bayside Rd.
Bellingham, WA 98225

Charles Schwab & Co.	30.15%
Mutual Fund Department
Reinvest Account
101 Montgomery Street,
San Francisco, CA 94104

DOW JONES WILSHIRE 5000 INDEX(sm) PORTFOLIO

Investment Class

Shareholder	Percentage Owned
Charles Schwab & Co.	43.62%
Attn: Mutual Funds
Reinvest Account
101 Montgomery St.
San Francisco, CA 94104

Horace Mann Life Insurance Co.	9.93%
Separate Account
Attn: Kris Cervellone
1 Horace Mann Plaza
Springfield, IL 62715

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DOW JONES WILSHIRE 5000 INDEXsm PORTFOLIO

Institutional Class

Shareholder	Percentage Owned
GFTC FBO	76.28%
GFAM Inc. FBO Their Mutual Clients
3200 N. Central Ave., Suite 612
Phoenix, AZ 85012

Horace Mann Life Insurance Co.	22.70%
Separate Account
Attn: Kris Cervellone
1 Horace Mann Plaza
Springfield, IL 62715

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser and Sub-Advisers

Wilshire is the investment adviser to the Portfolios pursuant to an Investment Advisory Agreement dated April 1, 2002 (the “Advisory Agreement”).

Pursuant to a sub-advisory agreement between Wilshire and LA Capital dated April 1, 2002, as amended on March 29, 2007, LA Capital manages the Index Portfolio and portions of each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio, subject to the supervision of the Board of Directors and Wilshire.

Pursuant to sub-advisory agreements with Wilshire dated April 15, 2003 and December 23, 2004, as amended on March 29, 2007, respectively, AllianceBernstein and Pzena each manage a portion of the Large Company Value Portfolio. Pursuant to sub-advisory agreements with Wilshire dated September 30, 2004, and April 28, 2005, as amended on March 29, 2007, respectively, GSAM and Delaware each manage a portion of the Large Company Growth Portfolio. Pursuant to a sub-advisory agreement with Wilshire dated August 4, 2005, as amended on March 29, 2007, NWQ manages a portion of the Small Company Value Portfolio. Pursuant to a sub-advisory agreement with Wilshire dated December 22, 2004, as amended on March 29, 2007, Kalmar manages a portion of the Small Company Growth Portfolio.

Pursuant to sub-advisory agreements with Wilshire dated February 1, 2007, January 1, 2007, January 18, 2007, January 25, 2007, February 15, 2007, January 19, 2007, and January 25, 2007, respectively, CCI, Logan, Payden, Quest, Renaissance, Sawgrass, and Victory each manage a portion of the Large Company Growth Portfolio.

As of May 1, 2007, Delaware, GSAM, CCI and Renaissance have not been allocated any assets of the Portfolios.

Investment Advisory Agreements and Fees

Under the Advisory Agreement, Wilshire may charge annual fees of up to 0.75% of the average daily net assets for the Large Company Growth and Value Portfolios, up to 0.85% of the average daily net assets for the Small Company Growth and Value Portfolios and 0.10% of the average daily net assets of the Index Portfolio. Effective July 22, 2004, Wilshire voluntarily limits total annual Portfolio operating expenses to 1.50% for each class of the Small Company Growth and Small Company Value Portfolios. This voluntary waiver/reimbursement may be changed by Wilshire at any time, subject to approval by the Board of Directors. For the fiscal years ended December 31, 2004, 2005 and 2006 the advisory fees for each Portfolio payable to Wilshire, the reductions attributable to voluntary fee waivers, the net fees paid with respect to the Portfolios, and the corresponding percentages of average net assets (net of waivers) were as follows:

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2004

Portfolio	Advisory Fee Payable	Reduction in Fee		Net Fee Paid	% of Average Net Assets
Large Company Growth Portfolio	$4,178,860	$0		$4,178,860	0.75%
Large Company Value Portfolio	$445,811	$0		$445,811	0.75%
Small Company Growth Portfolio	$103,427	$115,637	*	$(12,210)	0%
Small Company Value Portfolio	$260,515	$187,103	*	$73,412	0.24%
Dow Jones Wilshire 5000 Index(sm) Portfolio	$147,654	$0		$147,654	0.10%

2005

Portfolio	Advisory Fee Payable	Reduction in Fee		Net Fee Paid	% of Average Net Assets
Large Company Growth Portfolio	$4,259,500	$0		$4,259,500	0.75%
Large Company Value Portfolio	$451,049	$0		$451,049	0.75%
Small Company Growth Portfolio	$121,414	$119,528	*	$1,886	0.01%
Small Company Value Portfolio	$208,187	$146,955	*	$61,232	0.25%
Dow Jones Wilshire 5000 Index(sm) Portfolio	$165,313	$0		$165,313	0.10%

2006

Portfolio	Advisory Fee Payable	Reduction in Fee		Net Fee Paid	% of Average Net Assets
Large Company Growth Portfolio	$4,535,906	$0		$4,535,906	0.75%
Large Company Value Portfolio	$536,239	$0		$536,239	0.75%
Small Company Growth Portfolio	$130,438	$93,456	*	$36,982	0.24%
Small Company Value Portfolio	$174,686	$123,309	*	$51,377	0.25%
Dow Jones Wilshire 5000 Index(sm) Portfolio	$168,830	$0		$168,830	0.10%

*	Effective July 22, 2004, Wilshire has voluntarily agreed to limit total annual Portfolio operating expenses for the Investment Class to 1.50% and for the Institutional Class to 1.50% less an equivalent ratio of Investment Class share-specific expenses. These voluntary limits are expected to continue until December 1, 2007 and may be changed by Wilshire at any time, subject to approval by the Board of Directors.

The Advisory Agreement provides that Wilshire will act as the investment adviser to each Portfolio, and may recommend to the Board of Directors one or more sub-advisers to manage one or more Portfolios or portions thereof. Upon appointment of a sub-adviser, Wilshire will review, monitor and report to the Board regarding the performance and investment procedures of the sub-adviser, and assist and consult the sub-adviser in connection with the investment program of the relevant Portfolio.

The Advisory Agreement provides that Wilshire shall exercise its best judgment in rendering the services to be provided to the Portfolios under the Advisory Agreement. Wilshire is not liable under the Advisory Agreement for any error of judgment or mistake of law or for any loss suffered by the Portfolios. Wilshire is not protected, however, against any liability to the Portfolios or its shareholders to which Wilshire would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Advisory Agreement, or by reason of Wilshire’s reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement will continue in force unless sooner terminated as provided in certain provisions contained in the Advisory Agreement. It is terminable with respect to any Portfolio without penalty on 60 days’ notice by the Company’s Board of Directors, by vote of a majority of a Portfolio’s outstanding shares (as defined in the 1940 Act), or on at least 90 days’ notice by Wilshire. The Advisory Agreement terminates in the event of its assignment (as defined in the 1940 Act).

Investment Sub-Advisory Agreements and Fees

Pursuant to the sub-advisory agreements with each of the Sub-Advisers (the “Sub-Advisory Agreements”), the fees payable to each Sub-Adviser with respect to each Portfolio are paid exclusively by Wilshire and not directly by the stockholders of the Portfolios. The Sub-Advisers are independent contractors, and may act as investment advisers to other clients. Wilshire may retain one or more other sub-advisers with respect to any portion of the assets of any Portfolio other than the portions to be managed by the respective Sub-Advisers.

No Sub-Adviser will be liable to Wilshire, the Company or any stockholder of the Company for any error of judgment, mistake of law, or loss arising out of any investment, or for any other act or omission in the performance by the Sub-Adviser of its duties, except for liability resulting from willful misfeasance, bad faith, negligence (gross negligence, in the case of NWQ, Pzena and

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Delaware) or reckless disregard of its obligations. Each Sub-Adviser will indemnify and defend Wilshire, the Company, and their representative officers, directors, employees and any person who controls Wilshire for any loss or expense arising out of or in connection with any claim, demand, action, suit or proceeding relating to any material misstatement or omission in the Company’s registration statement, any proxy statement, or any communication to current or prospective investors in any Portfolio, if such misstatement or omission was made in reliance upon and in conformity with written information furnished by the Sub-Adviser to Wilshire or the Portfolios.

The Sub-Advisory Agreements with NWQ, GSAM, Kalmar, Pzena and Delaware will continue in force until August 31, 2007, unless sooner terminated as provided in the respective Sub-Advisory Agreements. The Sub-Advisory Agreements with CCI, Logan, Payden, Quest, Renaissance, Sawgrass, and Victory will continue in force until August 31, 2008, unless sooner terminated as provided in the respective Sub-Advisory Agreements. After its initial term, each Sub-Advisory Agreement will continue in force from year to year with respect to each Portfolio so as long it is specifically approved for each Portfolio at least annually in the manner required by the 1940 Act.

For the fiscal years ended December 31, 2004, 2005 and 2006, the aggregate sub-advisory fees paid by Wilshire with respect to each Portfolio, and the corresponding percentage of net average assets were as follows:

2004

Portfolio	Aggregate Sub- Advisory Fees Paid	% of Average Net Assets
Large Company Growth Portfolio	$1,634,538	0.29%
Large Company Value Portfolio	$151,006	0.25%
Small Company Growth Portfolio	$12,264	0.10%
Small Company Value Portfolio	$51,172	0.17%
Dow Jones Wilshire 5000 Indexsm Portfolio	$73,827	0.05%

2005

Portfolio	Aggregate Sub- Advisory Fees Paid	% of Average Net Assets
Large Company Growth Portfolio	$82,656	0.05%
Large Company Value Portfolio	$1,644,535	0.29%
Small Company Growth Portfolio	$254,044	0.42%
Small Company Value Portfolio	$54,733	0.38%
Dow Jones Wilshire 5000 Indexsm Portfolio	$85,808	0.35%

2006

Portfolio	Aggregate Sub- Advisory Fees Paid	% of Average Net Assets
Large Company Growth Portfolio	$1,747,103	0.29%
Large Company Value Portfolio	$268,661	0.38%
Small Company Growth Portfolio	$57,350	0.37%
Small Company Value Portfolio	$75,743	0.37%
Dow Jones Wilshire 5000 Indexsm Portfolio	$84,415	0.05%

Portfolio Managers

The following paragraphs provide certain information with respect to the portfolio managers of the Portfolios as identified in the prospectus and the material conflicts of interest that may arise in connection with their management of the investments of the Portfolios, on the one hand, and the investments of other client accounts for which they may have primary responsibility. Certain other potential conflicts of interest with respect to use of affiliated brokers, personal trading and proxy voting are discussed below under “Portfolio Transactions,” “Code of Ethics” and “Proxy Voting Policy and Procedures.”

LA Capital. LA Capital manages the Index Portfolio and a portion of each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio. Thomas D. Stevens, LA Capital’s president, is the primary portfolio manager for the portion of each Portfolio sub-advised by LA Capital. The table below includes details regarding the number of registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Stevens, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees, as of December 31, 2006:

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Thomas D. Stevens

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	11	$1,136.6	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	31	$3,420.4	7	$779.9

As of December 31, 2006, LA Capital managed 42 portfolios, most of which have minimal overlap with other accounts with respect to investment mandates, and which use 24 different benchmarks. Although certain of LA Capital’s accounts may have common benchmarks, the accounts typically have different risk profiles, cost budgets, or alpha targets, which result in differing investment portfolios.

While each client account LA Capital manages individually, LA Capital does purchase and/or sell the same securities for many accounts. When possible, LA Capital aggregates client purchases and sales in the same securities. Each LA Capital client in an aggregated transaction receives the same execution price per share, which reflects an average of prices if the order is executed in multiple trades, and is charged a pro rata share of the total commission charge. However, where a LA Capital client has directed that a specific broker be used to execute transactions, such transactions may not be aggregated with other orders entered at the same time in the same security, with the result that commission rates and execution prices for such client may differ from those obtained on the aggregated transaction. In general, an aggregated transaction may enable LA Capital to obtain a discounted commission charge and a more favorable execution price. If an executing broker is unable to fill an aggregated transaction completely and only partially completes the aggregated trade, LA Capital allocates the partially filled transaction to clients participating in the aggregated transaction on a pro-rata basis, subject to adjustments for additional factors, including the cash availability within individual accounts and the maintenance of appropriate portfolio sector weightings. Since LA Capital clients have different investment strategies and objectives, LA Capital may purchase or hold a security for one client, and sell the same security for another client. In general, however, LA Capital believes that there are no significant conflicts resulting from various client accounts owning or trading the same securities. LA Capital seeks to mitigate liquidity problems by executing trades in highly liquid tranches. An account rebalance may take up to two or three days to complete.

LA Capital’s portfolio managers, including Mr. Stevens, are the majority owners of LA Capital and are compensated based on LA Capital’s profits rather than on performance of particular accounts. Mr. Stevens’ compensation consists of a base salary, profit sharing and distribution of LA Capital’s profits, which vest over a period of four years. Mr. Stevens manages seven accounts with performance fee arrangements which, depending upon performance, may increase the revenues of the firm.

As of December 31, 2006, Mr. Stevens did not own shares of any of the Portfolios.

AllianceBernstein. Investment decisions for the portion of the Large Company Value Portfolio managed by AllianceBernstein are made by its US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Large Company Value Portfolio are Marilyn Fedak, John Mahedy, John Phillips and Chris Marx, who collectively manage the Large Company Value Portfolio and other client accounts as described below. The table below includes details regarding the number of registered investment companies, other pooled investment vehicles and other accounts managed by Ms. Fedak and Messrs. Mahedy, Phillips and Marx, total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of December 31, 2006:

Marilyn Fedak, John Mahedy, John Phillips and Chris Marx

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	255	$145,953	8	$36,694
Other Pooled Investment Vehicles:	267	$60,167	4	$1,974
Other Accounts:	157,184	$430,621	197	$35,372

As an investment adviser and fiduciary, AllianceBernstein owes its clients and their shareholders an undivided duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in managing multiple accounts for multiple clients and accordingly, AllianceBernstein has developed policies, procedures and disclosures reasonably designed to detect, manage and mitigate the effects of such potential conflicts of interest among multiple clients including the Large Company Value Portfolio (hereinafter “Clients”), and allocating investment opportunities. Investment professionals, including portfolio managers and research

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analysts, are subject to these policies and oversight to help ensure that all Clients are treated equitably. As stated in these conflicts-related policies, AllianceBernstein places the interests of its Clients first and expects all of its employees to meet and comply with AllianceBernstein’s fiduciary duty.

The investment professional or investment professional teams responsible for each Client have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including registered investment companies and unregistered investment vehicles such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. In addition, investment professionals may have to decide how to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as cash position, tax status, risk tolerance and investment restrictions or for other reasons. Potential conflicts of interest may also occur where AllianceBernstein would have an incentive, such as a performance-based management fee, relating to an account. An investment professional may devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to the account for which AllianceBernstein could share in investment gains. AllianceBernstein has implemented compliance policies and oversight to manage these conflicts and to ensure that information relevant to investment decisions is disseminated fairly and investment opportunities are allocated equitably among different Clients.

AllianceBernstein’s compensation program for its investment professionals is designed to be competitive and appropriate to attract and retain the highest caliber employees. Compensation of investment professionals primarily reflects their ability to generate long-term investment success for Clients. AllianceBernstein compensates its investment professionals on an annual basis through a combination of the following: (i) fixed base salary; (ii) discretionary incentive compensation in the form of an annual cash bonus; (iii) discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”); and (iv) discretionary long-term incentive compensation in the form of restricted unit grants. Investment professionals also receive contributions under AllianceBernstein’s Profit Sharing/401(k) Plan. AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his or her employment. AllianceBernstein permits deferred award recipients to allocate up to 50% of their awards to investments in AllianceBernstein’s publicly traded equity securities.

An investment professional’s total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the investment success of the portfolios managed by the individual. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team’s dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

As of December 31, 2006, Ms. Fedak and Messrs. Mahedy, Phillips and Marx did not own shares of the Large Company Value Portfolio.

GSAM. GSAM’s portion of the Large Company Growth Portfolio is managed by GSAM’s Global Quantitative Equity Team (“GQET”), headed by Robert C. Jones and Melissa R. Brown. The tables below include details regarding the number of registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Jones and Ms. Brown, total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of December 31, 2006:

Robert C. Jones and Melissa R. Brown

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	66	$24,207	0	$0
Other Pooled Investment Vehicles:	42	$19,122	0	$0
Other Accounts:	641	$71,742	47	$14,373

GSAM’s portfolio managers are often responsible for managing one or more mutual funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Large Company Growth Portfolio and may also have a performance-based fee. The side-by-side management of these accounts may

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raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities, the aggregation and allocation of trades, and time spent by portfolio managers on various accounts.

GSAM has a fiduciary duty to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

GSAM’s compensation packages for its GQET portfolio managers are comprised of base salaries and performance bonuses, which vary with each portfolio manager’s individual performance and his or her contribution to the overall performance of GQET strategies and annual revenues in the investment strategy that, in part, are derived from advisory fees. The performance bonus for a portfolio manager is significantly influenced by the following criteria: (i) whether the team’s pre-tax performance exceeded performance benchmarks over one-, three- and five-year periods; (ii) whether the portfolio manager managed portfolios within a defined range around a targeted tracking error and risk budget; (iii) consistency of performance across accounts with similar profiles; and (iv) communication with other portfolio managers during the research process. In addition, GSAM considers the following factors in determining the amount of a portfolio manager’s performance bonus: (i) whether the team performed consistently with objectives and client commitments; (ii) whether the team achieved top-tier rankings and ratings; and (iii) whether the team managed all similarly mandated accounts in a consistent manner. Benchmarks for measuring performance can either be broad-based or narrow-based indices, depending on client expectations. The decision may also be influenced by the performance of GSAM, the profitability of its parent company, Goldman, Sachs & Co. and anticipated compensation levels among competitor firms.

In addition to base salaries and performance bonuses, GSAM has implemented a number of additional benefits and deferred compensation programs for all portfolio managers, including (i) a 401K program that enables employees to direct percentages of their pre-tax salaries and bonus income into tax-qualified retirement plans; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pre-tax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in GSAM’s partner compensation plan, which covers many of GSAM’s senior executives. In general, under the partner compensation plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.

Due to GSAM’s internal policies, portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility, and neither Mr. Jones nor Ms. Brown own any shares of the Large Company Growth Portfolio.

Delaware. Day-to-day management of Delaware’s portion of the Large Company Growth Portfolio is the responsibility of portfolio managers Jeffery S. Van Harte, CFA, Christopher J. Bonavico, Daniel J. Prislin and Christopher M. Ericksen, as members of Delaware’s Focus Growth Team. The table below includes details regarding the number of registered investment companies, other pooled investment vehicles and other accounts managed by each portfolio manager on the Focused Growth Team, total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of December 31, 2006:

Jeffery S. Van Harte, CFA

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee
Registered Investment Companies:	23	$5.1 billion	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	52	$10.6 billion	1	$678.7 million

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Christopher J. Bonavico

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee
Registered Investment Companies:	19	$4.6 billion	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	50	$10.6 billion	1	$678.7 million

Daniel J. Prislin

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee
Registered Investment Companies:	22	$5.1 billion	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	54	$10.6 billion	1	$678.7 million

Christopher M. Ericksen

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee
Registered Investment Companies:	22	$5.1 billion	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	53	$10.6 billion	1	$678.7 million

Individual portfolio managers at Delaware may perform investment management services for other accounts similar to those provided to the Large Company Growth Portfolio and the investment action for each account and the Large Company Growth Portfolio may differ. For example, one account may be selling a security, while another account may be purchasing or holding the same security. As a result, transactions executed for one account may adversely affect the value of securities held by another account. Additionally, the management of multiple accounts may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts. A portfolio manager may discover an investment opportunity that may be suitable for more than one account. The investment opportunity may be limited, however, so that all accounts for which the investment would be suitable may not be able to participate. Delaware has adopted procedures designed to allocate investments fairly across multiple accounts.

Delaware’s investment professionals are typically compensated with a combination of a base salary, a short-term incentive bonus (which may include various objective and subjective components), and long-term equity as described below.

Base Salary. Each Delaware named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms. In addition, each Delaware team member is entitled to certain payments in the nature of reimbursement payable in three installments.

Bonus. Each Delaware named portfolio manager is eligible to receive an annual cash bonus, which is based upon quantitative and qualitative factors. Generally of the total potential cash compensation for a Delaware portfolio manager, fifty percent or more is in the form of a bonus and is therefore at risk. The total amount available for payment of bonuses is based on the revenues associated with the products managed by the Delaware portfolio manager’s team. The amount of this “bonus pool” is determined by taking a pre-determined percentage of such revenues (minus appropriate expenses associated with this product and the investment management team). Various members of the Delaware team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The subjective portion of the pool is allocated to Delaware team members within the discretion of senior management.

The allocation of the remaining fifty percent of the pool is based upon objective factors. Performance is measured as a result of the Delaware team’s standing relative to a large cap growth composite of a nationally recognized publicly available database, for five successive calendar years. Delaware’s performance rankings are in quartiles as follows: top decile, top quartile, second quartile, third quartile and bottom quartile. An average is taken of the five year relative performance data to determine the multiplier to be applied in calculating the portion of the pool that will be paid out. To the extent there was less than a complete payout of the “objective” portion of the bonus pool over the previous five years, there is an opportunity to recoup these amounts if the multiplier is

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in excess of 100% in the years that follow, in the discretion of Delaware senior management. Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by Delaware senior management.

In addition, there is a potential one-time value creation payment that may be allocated on or about December 31, 2009 to the extent the value added by the Delaware team exceeds the relative value of their holdings in the Delaware Investments U.S. Stock Option Plan. This amount, if any, would be paid out to the Delaware team under a deferred compensation arrangement. The value creation payment, if any, would be paid out to individual Delaware team members in proportion to the shares granted to that Delaware team member under the Plan.

Deferred Compensation. Each named Delaware portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all Delaware employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating Delaware employees to defer the receipt of a portion of their cash compensation.

Stock Option Incentive Plan/Equity Compensation Plan. Delaware portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms of the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or “non-qualified” stock options). In addition, certain Delaware managers may be awarded restricted stock units, or “performance shares”, in Lincoln National Corporation. Delaware Investments U.S., Inc., is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Holdings, Inc., is in turn a wholly-owned, indirect subsidiary of Lincoln National Corporation.

Delaware portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln’s Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each Delaware unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a Delaware unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln’s achievement of certain performance goals relative to a pre-determined peer group.

Delaware portfolio managers may also participate in benefit plans and programs available generally to all Delaware employees.

As of December 31, 2006, Messrs. Van Harte, Bonavico, Prislin, Ericksen and Fortier did not own shares in the Large Company Growth Portfolio.

NWQ. Phyllis G. Thomas, CFA, is the portfolio manager of NWQ’s portion of the Small Company Value Portfolio. The table below includes details regarding the number of registered investment companies, other pooled investment vehicles and other accounts managed by Ms. Thomas, total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of December 31, 2006:

Phyllis G. Thomas

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	5	$274.9	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	4,645	$1,607.8	0	$0

The side-by-side management of various accounts by NWQ’s portfolio managers may raise potential conflicts of interest relating to the allocation of investment opportunities, the aggregation and allocation of trades, and time spent by portfolio managers on various accounts. NWQ has policies and procedures aimed at reducing the prospect of conflicts of interest occurring in the management of its client accounts. NWQ’s trade rotation and trade allocation policies seek to provide that, over time, clients are treated as fairly as possible in the acquisition and allotment of securities to client accounts regardless of product style, account size, broker affiliation or tenure of client. NWQ seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on particular investment disciplines. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models. If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating portfolio transactions across multiple accounts.

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The Small Company Value Portfolio is subject to different regulations than the other accounts managed by Ms. Thomas. As a consequence of this difference in regulatory requirements, the Small Company Value Portfolio may not be permitted to engage in all of the investment techniques or transactions to the same extent as the other accounts managed by Ms. Thomas. NWQ attempts to address other forms of conflicts through its policies which, among other things, (i) prohibit use of soft dollars for access to specialized research and databases; (ii) prohibit cross transactions between clients; (iii) consider client suitability issues in allocating initial public offerings; and (iv) in the case of trade errors, attempt to make clients whole and eliminate any benefit to NWQ or the broker in resolving account trade errors.

NWQ offers what it believes to be a highly competitive compensation structure aimed at attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm’s executive committee. Portfolio managers are formally evaluated annually and the total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary.

NWQ’s available bonus compensation pool is primarily a function of the firm’s overall annual profitability. Individual bonuses are based primarily on (i) overall performance of client portfolios, (ii) objective review of stock recommendations and the quality of primary research, and (iii) subjective review of the professional’s contributions to portfolio strategy, teamwork, collaboration and work ethic. NWQ considers factors (i) and (ii) over one-, three- and five-year periods, and (iii) on an annual basis.

To strengthen its incentive compensation packages and to create a stronger alignment to the long-term success of the firm, NWQ has made available to most of its investment professionals an equity-like incentive for purchase (the value of which is determined by the increase in profitability of NWQ over time). NWQ is a majority-owned subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.

Finally, NWQ’s investment professionals receive additional remuneration as consideration for signing employment agreements, including retention agreements and long-term employment contracts with significant non-solicitation and, in some cases, non-competition clauses.

As of December 31, 2006, Ms. Thomas did not own any shares in the Small Company Value Portfolio.

Kalmar. Ford B. Draper, Jr., Dana F. Walker, CFA and Gregory A. Hartley, CFA (the “Investment Committee”) lead Kalmar’s investment team, which manages Kalmar’s portion of the Small Company Growth Portfolio. The tables below include details regarding the number of registered investment companies, other pooled investment vehicles and other accounts in the aggregate managed by Messrs. Draper, Walker and Hartley, total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of December 31, 2006:

Ford B. Draper, Jr., Dana F. Walker and Gregory A. Hartley

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	3	$460	1	$632
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	327	$1,542	0	$0

Kalmar does not believe any material conflicts of interest result from the Investment Committee’s management of the Small Company Growth Portfolio and the other accounts noted above. The investment strategies of the Small Company Growth Portfolio and the other accounts managed by Investment Committee members do not materially conflict because they are substantially the same, even though Kalmar manages two classes of accounts by market cap size, small cap accounts and mid cap accounts. No material conflicts of interest, including any conflicts resulting from the allocation of time to various accounts, result from the Investment Committee’s management of the Small Company Growth Portfolio and the other accounts listed above because Kalmar manages all fund and separate account portfolios uniformly on a bottom-up idea-by-idea basis, unless a particular client’s investment restrictions or guidelines prohibit ownership of a particular holding. Thus, the research and portfolio management time spent in connection with a given course of action on a particular company’s stock is applicable to all of Kalmar’s client portfolios in an approximately equal way and in the case of small cap and mid cap portfolios, frequently stocks are owned by both. Even when that is not the case, research insight gained for the one size class is beneficial to the other.

Kalmar may from time to time recommend purchases and/or sales of the same portfolio securities for the Small Company Growth Portfolio and other clients. In such circumstances, Kalmar’s policy is to allocate purchases and sales among its clients in a manner which it deems equitable, taking into consideration such factors as size of accounts, concentration of holdings, investment objectives, tax status, cash availability, purchase costs, holding periods and other pertinent factors relative to each account.

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Simultaneous transactions could adversely affect the ability of the Small Company Growth Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.

Kalmar seeks to maintain a competitive and incentive compensation program in order to attract and retain outstanding, high-caliber investment professionals and, therefore, to closely link the investment professionals’ compensation to their particular contributions to client returns and to the attainment of the performance goals of Kalmar’s “Growth-with-Value” investment philosophy in which the Small Company Growth Portfolio participates. Portfolio managers receive base salaries, incentive bonus opportunities, benefits packages, and opportunities (if invited by Kalmar’s board of directors) to purchase equity in Kalmar. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the marketplace, as well as to adjust the factors used to determine bonuses in order to promote good sustained client account performance, including the Small Company Growth Portfolio’s performance. In setting portfolio manager base salaries, Kalmar seeks to be competitive in light of each particular person’s experience, tenure, contribution, and responsibilities.

Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. The quantitative component, which generally comprises 60-70% of the bonus, is based on the specific contribution of the individual’s research ideas to the success of the managed portfolios in absolute and index-relative terms for short-term (1 year) and long-term (2-5 year) periods. The comparative indexes employed are the Russell 2000 and Russell 2500 as well as their Growth versions. The non-quantitative component is based on an evaluation of the individual’s contribution to Kalmar’s team-oriented research and portfolio management process and of his or her other contributions to client satisfaction, client communication, and the overall success of the firm over the past year. For purposes of illustration, examples of factors weighed in this evaluation are: (i) maintenance of insightful knowledge and opinions on companies owned by the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas and contribute to idea deliberation on a team basis; and (iv) contribution to investment strategy, buy and sell discipline, and the overall performance results of the portfolios managed by the investment team as well as the productive functioning of the team.

All employees, including portfolio managers, participate in Kalmar’s benefits package, which includes a 401K plan with a contribution by Kalmar and a profit sharing plan based on the overall success of the firm. The opportunity for equity ownership in Kalmar is open to all key, high contributing employees of the firm from all professional disciplines, solely at the discretion and invitation of Kalmar’s board of directors. Such ownership is purchased from the firm, rather than awarded as a bonus. Messrs. Draper, Walker and Hartley are all “partners” in Kalmar with varying percentage amounts of ownership. This equity ownership, coupled with the other competitive and incentive ingredients in Kalmar’s compensation package, is intended to link their compensation directly, plus indirectly but effectively to client success and performance outcomes.

As of December 31, 2006, Messrs. Draper, Walker and Hartley did not own any shares in the Small Company Growth Portfolio.

Pzena. Richard S. Pzena, John P. Goetz and Antonio DeSpirito, III manage Pzena’s portion of the Large Company Value Portfolio on behalf of Pzena. The tables below include details regarding the number of registered investment companies, other pooled investment vehicles and other accounts managed by each of Messrs. Pzena, Goetz and DeSpirito, III, total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of December 31, 2006:

Richard S. Pzena

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	8	$9,717	0	$0
Other Pooled Investment Vehicles:	110	$3,318	1	$12
Other Accounts:	440	$12,803	12	$1,961

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John P. Goetz

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	10	$9,772	0	$0
Other Pooled Investment Vehicles:	121	$4,456	1	$12
Other Accounts:	441	$12,936	12	$1,961

Antonio DeSpirito, III

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	7	$9,666	0	$0
Other Pooled Investment Vehicles:	46	$2,645	0	$0
Other Accounts:	135	$5,627	8	$1,088

Conflicts of interest may arise in managing the Large Company Value Portfolio’s portfolio investments, on the one hand, and the portfolios of Pzena’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts which may arise and Pzena’s policy or procedure for handling them. Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. Pzena seeks to minimize this by utilizing one investment approach (i.e., “classic” value investing), and by managing all Accounts on a product specific basis. Thus, all large cap value Accounts, whether they are mutual fund accounts, institutional accounts or individual accounts, are managed using the same investment discipline, strategy and proprietary investment model as the Large Company Value Portfolio.

If the portfolio management team identifies a limited investment opportunity which may be suitable for more than one Account, the Large Company Value Portfolio may not be able to take full advantage of that opportunity. However, Pzena has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly.

With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena aggregates like orders where it believes doing so is beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by clients with respect to the selection of brokers or it may be instructed to direct trades through particular brokers. In these cases, Pzena may place separate, non-simultaneous transactions for the Large Company Value Portfolio and another Account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

Pzena manages some Accounts under performance-based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create inherent pressure to allocate investments having a greater potential for higher returns to those Accounts with higher performance fees. To prevent conflicts of interest associated with managing accounts with different fee structures, Pzena generally requires portfolio decisions to be made on a product specific basis (i.e., for all large cap value Accounts). Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

Portfolio managers and other investment professionals at Pzena are compensated through a combination of base salary, performance bonus and equity ownership, if appropriate, due to superior personal performance. Pzena avoids a compensation model that is driven by individual security performance, as it believes this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. Pzena considers both quantitative and qualitative factors when determining performance bonuses. For investment professionals, Pzena examines such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, Pzena always considers each person on the whole and the contributions that he or she has made and is likely to make in the future. The time frame examined for bonus compensation is annual. However, longer-term success is required for equity ownership consideration. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people. Shares may be in the form of capital interests or profits only interests. All shares are voting shares (i.e., not phantom stock).

Messrs. Pzena, Goetz and DeSpirito, III do not own any shares of the Large Company Value Portfolio.

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CCI

Anthony Rizza, manages CCI’s portion of the Large Company Growth Portfolio on behalf of CCI. The tables below include details regarding the number of registered investment companies, other pooled investment vehicles and other advisory accounts. As of December 31, 2006, information on these other accounts is as follows:

Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered investment companies	2	$1,114.9	0	$0
Other pooled investment vehicles	4	$254.0	0	$0
Other advisory accounts	47	$3,425.3	2	$113.8

According to CCI, there are no material conflicts of interest between CCI portfolio manager’s management of the Large Company Growth Portfolio’s investments and the investments of the other accounts CCI manages.

CCI seeks to maintain a competitive compensation program based on investment management industry standards to attract and retain superior investment professionals. CCI’s compensation structure is comprised of the following:

Base Salary. A CCI portfolio manager is paid a fixed base salary, which depends on the experience and responsibilities of the portfolio manager. CCI’s goal is to maintain competitive base salaries through an annual review process, which includes an analysis of industry standards, market conditions, and salary surveys.

Bonus. A CCI portfolio manager is eligible to receive an annual bonus. Targeted bonus amounts vary based on the experience level and responsibilities of the CCI portfolio manager. Bonus compensation is based upon the performance of the investment strategy for which a CCI portfolio manager is responsible and the role the CCI portfolio manager plays in that performance, plus the value to the firm that the strategy the CCI portfolio manager has provided. Value to CCI is related to the assets under management of the fund that employs the portfolio manager’s strategy as well as the part that success and the portfolio manager personally play in overall firm success. CCI portfolio managers who are partners receive quarterly bonus compensation based upon overall revenue generated by the products for which they are responsible.

Equity Payments. CCI portfolio managers who are partners of CCI receive quarterly distributions based upon their equity ownership share and CCI profitability. CCI believes this structure allows it to retain highly qualified portfolio managers, as CCI provides the opportunity to share directly in the success of the business. Each CCI portfolio manger is eligible to participate in a competitive benefits package including health and retirement benefits (in the form of a 401(k) plan), which are available to all CCI employees.

As of December 31, 2006, Anthony Rizza did not own any shares of the Large Company Growth Portfolio.

Logan

Stephen S. Lee, David P. Harrison, Dana H. Stewardson and Al Besse are portfolio managers of Logan’s portion of the Large Company Growth Portfolio, and are also primarily responsible for the day-to-day management of other advisory accounts. As of December 31, 2006, information on these other accounts is as follows:

Stephen S. Lee

Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other advisory accounts	58	$524	0	$0

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David P. Harrison

Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other advisory accounts	24	$518	0	$0

Dana H. Stewardson
Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	# of Accounts Charged Performance Fees	Total Assets with Performance-Based Advisory Fee (millions)
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other advisory accounts	58	$57	0	$0

Al Besse
Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other advisory accounts	28	$24	0	$0

According to Logan, there are no material conflicts of interest between Logan portfolio managers’ management of the Large Company Growth Portfolio’s investments and the investments of the other accounts they manage. Key Logan portfolio managers are equity shareholders in Logan and therefore have a direct interest in its success. Logan portfolio managers are compensated via salary and variable bonuses based on the profitability of Logan. Logan has an active employee stock option plan for other key employees, and has used this plan to attract new talent to Logan. Logan’s staff is compensated on a salary, bonus and/or profit sharing arrangement.

As of December 31, 2006, Stephen S. Lee, David P. Harrison, Dana H. Stewardson and Al Besse did not own any shares of the Large Company Growth Portfolio.

Payden

Christopher N. Orndorff and James T. Wong are portfolio managers of Payden’s portion of the Large Company Growth Portfolio, and are also primarily responsible for the day-to-day management of registered investment companies, other pooled investment vehicles and other advisory accounts. As of December 31, 2006, information on these other accounts is as follows:

Christopher N. Orndorff and James T. Wong

Type of Account	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fees (millions)
Registered investment companies	3	$158	0	$0
Other pooled investment vehicles	2	$91	0	$0
Other advisory accounts	22	$1,130	1	$5

Payden portfolio managers and other investment personnel are paid competitive salaries by Payden. In addition, they may receive bonuses based on the overall profit of Payden and their contribution to the investment team(s) on which they participate. The relative mix of compensation represented by salary and bonus will vary depending on the individual’s contribution to the investment team(s), contributions to Payden overall and other factors.

As of December 31, 2006, Christopher N. Orndorff and James T. Wong did not own any shares of the Large Company Growth Portfolio.

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Quest

Quest’s Investment Committee, portfolio managers of Quest’s portion of the Large Company Growth Portfolio, is also primarily responsible for the day-to-day management of registered investment companies, other pooled investment vehicles and other advisory accounts. As of December 31, 2006, information on these other accounts is as follows:

Type of Account	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered investment companies	1	$44.6	0	$0
Other pooled investment vehicles	13	$131.3	0	$0
Other advisory accounts	82	$1,834.0	0	$0

Quest’s Investment Committee includes: Douglas P. Goebel, CFA, E. Adrian Hamilton, Cameron M. Johnson, Monte L. Johnson, Garth R. Nisbet, CFA, and Gregory G. Sherwood.

According to Quest, there are no material conflicts of interest between Quest portfolio managers’ management of the Large Company Growth Portfolio’s investments and the investments of the other accounts Quest manages.

Quest’s portfolio manager compensation is not tied to performance of any product or specific account. Quest portfolio managers are paid a base annual salary which may include a year-end bonus that is based on the overall profitability of Quest rather than any specific product or account.

As of December 31, 2006, the Quest portfolio managers listed above did not own any shares of the Large Company Growth Portfolio.

Renaissance

Michael Schroer, portfolio manager of Renaissance’s portion of the Large Company Growth Portfolio, is responsible for the day-to-day management of registered investment companies and other advisory accounts. As of December 31, 2006, information on these other accounts is as follows:

Type of Account	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered investment companies	3	$181.9	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other advisory accounts	378	$4,257	0	$0

According to Renaissance, there are no material conflicts of interest between Renaissance’s portfolio managers’ management of the Large Company Growth Portfolio’s investments and the investments of the other accounts Renaissance manages.

Each Renaissance portfolio manager is either a Managing Partner or Partner in Renaissance. Renaissance partners receive distributions from the company, representing a set percentage of the revenues. Additionally, each Renaissance Managing Partner is compensated through an equal share of the bottom line profits of the organization. Renaissance has no current or planned incentive arrangements.

As of December 31, 2006, Mike Schroer did not own any shares of the Large Company Growth Portfolio.

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Sawgrass

Marty LaPrade, CFA, lead portfolio manager of Sawgrass’s portion of the Large Company Growth Portfolio, is also primarily responsible for the day-to-day management of other advisory accounts. As of December 31, 2006, information on these other accounts is as follows:

Type of Account	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other advisory accounts	40	$371	1	$6

Dean McQuiddy, CFA, portfolio manager of Sawgrass’s portion of the Large Company Growth Portfolio, is also primarily responsible for the day-to-day management of other advisory accounts. As of December 31, 2006, information on these other accounts is as follows:

Type of Account	Total # of Accounts Managed Number	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other advisory accounts	13	$56	0	$0

According to Sawgrass, there are no material conflicts of interest between Sawgrass portfolio managers’ management of the Large Company Growth Portfolio’s investments and the investments of the other advisory accounts Sawgrass manages.

As Partners of Sawgrass investments, Sawgrass portfolio managers receive a competitive base compensation supplemented by an annual distribution representing a share of Sawgrass’ profitability. All Sawgrass employees are eligible to participate in the Sawgrass 401k defined contribution plan which incorporates a company match.

As of December 31, 2006, Marty LaPrade and Dean McQuiddy did not own any shares of the Large Company Growth Portfolio.

Victory

Erick F. Maronak, Scott R. Kefer and Jason E. Dahl, portfolio managers of Victory’s portion of the Large Company Growth portfolio are also primarily responsible for the day-to-day management of a registered investment company and other advisory accounts. As of December 31, 2006, information on these other accounts is as follows:

Type of Account	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered investment companies	1	$5	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other advisory accounts	3,301	$998	0	$0

According to Victory, there are no material conflicts of interest between the portfolio managers’ management of the Large Company Growth Portfolio’s investments and the investments of the other accounts Victory manages.

As of December 31, 2006, Erick F. Maronak, Scott R. Kefer and Jason E. Dahl did not own any shares of the Large Company Growth Portfolio.

Each Victory portfolio manager receives a base salary plus an annual incentive bonus for managing the Large Company Growth Portfolio, other investment companies and other accounts. A Victory portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. Victory monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various consultants that specialize in competitive salary information.

A Victory portfolio manager’s annual incentive bonus is based on the manager’s individual and investment performance results. Victory establishes a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style. This target is set at a percentage of base salary, generally ranging from 40% to 150%. Individual performance is based on balanced scorecard objectives established annually during the first quarter of the fiscal year, and is assigned a 50% weighting. Individual performance metrics include portfolio structure and positioning as determined by a

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consultant, research, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to KeyCorp’s corporate philosophy and values, such as leadership and teamwork. Investment performance is based on investment performance of the Victory portfolio manager’s accounts relative to a selected peer group(s), and is assigned a 50% weighting. The overall performance results of all similarly-managed investment companies, pooled investment vehicles and other accounts are compared to the performance information of a peer group of similarly-managed competitors, as supplied by third party analytical agencies. The Victory manager’s performance versus the peer group then determines the final incentive amount, which generally ranges from zero to 150% of the “target,” depending on results. For example, performance in an upper decile may result in an incentive bonus that is 150% of the “target” while below- average performance may result in an incentive bonus as low as zero. Performance results for a Victory manager are based on the composite performance of all accounts managed by that Victory manager on a combination of one and three year rolling performance. Composite performance is calculated on a pre-tax basis and does not reflect applicable fees.

The Victory portfolio managers may participate either in Victory’s long-term incentive plan, the results for which are based on Victory's business results (the “Victory Incentive Plan”), or may receive options on KeyCorp common stock (the “KeyCorp Incentive Plan”), or both. Eligibility for participation in these Victory incentive programs depends on the Victory manager’s performance and seniority. Mr. Maronak, Mr. Kefer, and Mr. Dahl participate in the Victory Incentive Plan and the KeyCorp Incentive Plan.

As of December 31, 2006, Messrs, Maronak, Kefer and Dahl did not own any shares of the Large Company Growth Portfolio.

SEC Exemptive Order

The SEC has issued an order (the “Order”) to Wilshire exempting it from the 1940 Act requirement to submit to stockholders new or materially amended sub-advisory agreements for their approval, and reducing the amount of disclosure required to be provided regarding the fees paid to sub-advisers. The Order provides that Wilshire may identify, retain and compensate sub-advisers that are not “affiliated persons” of Wilshire as defined in the 1940 Act, to manage all or portions of the Portfolios. Wilshire is responsible for, among other things: setting each Portfolio’s investment strategy and structure; selecting sub-advisers; ongoing monitoring and evaluation of sub-advisers; implementing procedures to ensure that sub-advisers comply with the Portfolios’ investment objectives, policies and guidelines/restrictions; terminating sub-advisers; and reallocating assets among sub-advisers. Wilshire may allocate portions of each Portfolio’s assets among multiple sub-advisers with complementary management styles and securities selection disciplines; monitor the performance of each portion of a Portfolio and each Portfolio as a whole; and terminate sub-advisers to the extent necessary to achieve the overall objective of the Portfolios. Wilshire’s criteria for termination of a sub-adviser include (but are not limited to) departure of key personnel; acquisition by a third-party; change in or departure from investment style; inadequate investment processes that could result in inconsistent security selection, valuation or compliance; and the inability over time to maintain above-average performance.

The Order was granted subject to, among other things, the following conditions: (1) prior to becoming effective with respect to a Portfolio, the stockholders of such Portfolio would approve operation of such Portfolio in the manner described above (the stockholders of the Portfolios approved such operation on March 29, 2002); (2) a Portfolio’s prospectus would describe the Order; (3) if a new sub-adviser were retained or a sub-advisory agreement were materially amended, Wilshire would furnish the relevant stockholders within 90 days all the information that would have been provided in a proxy statement soliciting approval of the sub-advisory agreement, except for certain fee information; (4) the majority of the Board of Directors would be independent, and new independent directors would be nominated by such existing independent directors; (5) in approving any change in sub-adviser, the Board would find that such change is in the best interests of a Portfolio and its stockholders; (6) Wilshire would provide the Board with information about its profitability with respect to a Portfolio on a quarterly basis; (7) whenever a sub-adviser is retained or terminated, Wilshire would provide an analysis of the effect of the change on its profitability; (8) no director or officer of the Company or Wilshire would own any interest in any sub-adviser, subject to certain exceptions; and (9) the independent directors of the Company would engage independent counsel to represent them.

Services Agreement

The Company has entered into a Fund Accounting, Financial and Regulatory Administration and Transfer Agency Services Agreement, dated June 27, 2005, with PFPC Inc. (“PFPC”). PFPC is located at 760 Moore Road, King of Prussia, PA 19406 and is an affiliate of PFPC Distributors, Inc., the Company’s distributor. PFPC and PFPC Distributors are wholly-owned subsidiaries of PNC Financial Services Group. PFPC furnishes the Company with transfer agency services, fund accounting services, administration services and certain other services as may be required by the Company. PFPC also prepares tax returns, reports to the Portfolios’ shareholders, and reports and filings with the SEC and state securities authorities; prepares ongoing compliance updates; provides consultation to the Company with respect to regulatory matters, including monitoring regulatory and legislative developments that may affect the Portfolios; assists in the preparation of quarterly board materials; and generally assists in all aspect of the Portfolios’ operations, other than providing legal or investment advice.

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PFPC furnished the Company with transfer agency services, fund accounting services, administration services and certain other services pursuant to a prior agreement dated May 31, 1999, as amended September 27, 1999, January 3, 2003 and October 1, 2003.

For the fiscal years ended December 31, 2004, 2005 and 2006, the accounting and administration fees paid to PFPC for each Portfolio, the reductions attributable to voluntary fee waivers, and the net fees paid with respect to the Portfolios, were as follows:

2004

Portfolio	Administration & Accounting Fee Payable	Reduction in Fee	Net Fee Paid
Large Company Growth Portfolio	$880,272	$0	$880,272
Large Company Value Portfolio	$126,162	$0	$126,162
Small Company Growth Portfolio	$52,000	$0	$52,000
Small Company Value Portfolio	$75,063	$0	$75,063
Dow Jones Wilshire 5000 Index(sm) Portfolio	$252,480	$0	$252,480

2005

Portfolio	Administration & Accounting Fee Payable	Reduction in Fee	Net Fee Paid
Large Company Growth Portfolio	$653,390	$0	$653,390
Large Company Value Portfolio	$91,026	$0	$91,026
Small Company Growth Portfolio	$36,236	$0	$36,236
Small Company Value Portfolio	$49,261	$0	$49,261
Dow Jones Wilshire 5000 Index(sm) Portfolio	$199,187	$0	$199,187

2006

Portfolio	Administration & Accounting Fee Payable	Reduction in Fee	Net Fee Paid
Large Company Growth Portfolio	$455,158	$1,000	$454,158
Large Company Value Portfolio	$53,810	$1,000	$52,810
Small Company Growth Portfolio	$11,545	$1,000	$10,545
Small Company Value Portfolio	$15,460	$1,000	$14,460
Dow Jones Wilshire 5000 Index(sm) Portfolio	$126,991	$1,000	$125,991

Expenses

From time to time, Wilshire or PFPC may waive receipt of its fees and/or voluntarily assume certain expenses of the Portfolios or the Company. This would have the effect of lowering the overall expense ratio of the Portfolios and increasing the return to investors at the time such amounts are waived or assumed, as the case may be. The Company will not pay Wilshire or PFPC for any amounts which may be waived or assumed. Each of PFPC Distributors, Wilshire or PFPC may bear other expenses of distribution of the shares of a Portfolio or of the provision of shareholder services to a Portfolio’s shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Company. For the year ended December 31, 2006, PFPC waived $1,000 in administrative fees for each Portfolio or $5,000 in aggregate.

All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by PFPC Distributors, Wilshire or PFPC. The expenses borne by the Company include taxes; interest; brokerage fees and commissions, if any; fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of PFPC Distributors, Wilshire or PFPC or any of their affiliates; SEC fees; state Blue Sky qualification fees; advisory and administration fees; charges of custodians; transfer and dividend disbursing agents’ fees; certain insurance premiums; industry association fees; outside auditing and legal expenses; costs of maintaining the Company’s existence; costs of independent pricing services; costs attributable to investor services (including, without limitation, telephone and personnel expenses); costs of shareholders’ reports and meetings; costs of preparing and printing prospectuses and statements of additional information for

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regulatory purposes and for distribution to existing shareholders; and any extraordinary expenses. Expenses attributable to a particular series or class of shares are charged against the assets of that series or class. Other expenses of the Company are allocated among the Portfolios on a basis determined by Wilshire, subject to supervision by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Portfolio.

Service and Distribution Plan

The Service and Distribution Plan (the “Plan”) of the Company adopted pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder was approved as to the Investment Class Shares of the Portfolios by vote of the majority of both (a) the Directors of the Company and (b) those Independent Directors who have no direct or indirect financial interest in the operation of the Plan or any agreement related to it, in each case cast in person at a meeting called for the purpose of voting on the Plan.

The Investment Class shares of each of the Portfolios reimburses PFPC Distributors for its distribution and shareholder services expenses (the “Distribution Fee”) at an annual rate of up to 0.25% of the average daily net assets of each such Portfolio attributable to Investment Class shares. The Distribution Fee is accrued daily and paid monthly or at such other intervals as the Directors of the Company shall determine.

The Plan will continue in effect with respect to the Investment Class Shares of a Portfolio only so long as such continuance is specifically approved at least annually by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the 1940 Act or the rules and regulations thereunder) of both (a) the Directors of the Company and (b) the Independent Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended in any material respect unless such amendment is approved by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the 1940 Act or the rules and regulations thereunder) of both (a) the Directors of the Company and (b) the Independent Directors, cast in person at a meeting called for the purpose of voting on the Plan, and may not be amended to increase materially the amount to be spent thereunder without such approvals and approval by vote of at least a majority (as defined in the 1940 Act) of the outstanding shares of the Investment Class of a Portfolio. The Plan may be terminated at any time with respect to the Investment Class Shares of a Portfolio by vote of a majority of the Independent Directors or by vote of a majority (as defined in the 1940 Act) of the outstanding Investment Class Shares of a Portfolio. Amounts spent on behalf of the Investment Class of each Portfolio pursuant to such Plan during the fiscal year ended December 31, 2006 are set forth below.

2006

Portfolio	Printing	Compensation to Broker Dealers	Compensation to Sales Personnel	Other	Total
Large Company Growth Portfolio	$19,788	$938,831	$0	$21,279	$979,899
Large Company Value Portfolio	$2,812	$145,882	$0	$3,346	$152,039
Small Company Growth Portfolio	$733	$31,673	$0	$4,270	$36,675
Small Company Value Portfolio	$862	$44,355	$0	$4,443	$49,659
Dow Jones Wilshire 5000 Index(sm) Portfolio	$6,139	$294,920	$0	$6,902	$307,961

Shareholder Servicing Plan

Each Portfolio has adopted a shareholder services plan for its Investment and Institutional Class Shares to pay the expenses associated with certain shareholder servicing arrangements with third parties. Payments of such fees to any such shareholder service provider may be made by the Investment Class Shares and Institutional Class Shares annually of up to 0.20% and 0.15%, respectively, of a Portfolio’s average net assets attributable to the shares held by such service provider.

Transfer and Dividend Disbursing Agent

PFPC, 760 Moore Road, King of Prussia, Pennsylvania 19406-1212, serves as the Company’s transfer agent and dividend disbursing agent.

Custodian

PFPC Trust Company, located at 8800 Tinicum Boulevard, 3rd Floor, Philadelphia, PA 19153, serves as the Company’s custodian.

Counsel

Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Company and the Independent Directors.

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Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the Company’s independent registered public accounting firm.

CODE OF ETHICS

The Board of Directors of the Company has adopted a joint Code of Ethics for the Company and Wilshire, pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics restricts the investing activities of Company officers, Directors and advisory persons, and, as described below, imposes additional, more onerous restrictions on Portfolio investment personnel.

Each person covered by the Code of Ethics is prohibited from purchasing or selling any security which, to such person’s knowledge, is being purchased or sold (as the case may be), or is being considered for purchase or sale, by a Portfolio. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, “blackout periods” which prohibit trading by investment personnel of a Portfolio within periods of trading by a Portfolio in the same security, and a ban on short-term trading in securities. Investment personnel are required to pre-clear any personal securities investment (with limited exceptions, such as government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The pre-clearance requirement and associated procedures are designed to identify any prohibition or limitation applicable to a proposed investment.

In addition, each Sub-Adviser has adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes permit personnel, subject to the conditions of the code, to invest in securities including securities that may be purchased or held by the Portfolios.

PROXY VOTING POLICY AND PROCEDURES

The Company

The Board of Directors of the Company has delegated to Wilshire the responsibility for voting proxies relating to portfolio securities held by the Portfolios as a part of Wilshire’s general management of the Portfolios, subject to the Board’s continuing oversight. Wilshire may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by the Portfolios to one or more of the Sub-Advisers retained to provide investment advisory services to the Portfolios.

The right to vote proxies with respect to portfolio securities held by the Portfolios is an asset of the Company, Wilshire, or the Sub-Adviser to which authority to vote on behalf of a Portfolio is delegated, acts as a fiduciary of a Portfolio and must vote proxies in a manner consistent with the best interest of that Portfolio and its shareholders.

At least annually, Wilshire (if it has retained the authority to vote proxies on behalf of a Portfolio) and each Sub-Adviser with authority to vote proxies on behalf of the Portfolios present to the Board its policies, procedures and other guidelines for voting proxies. In addition, Wilshire and each Sub-Adviser notify the Board promptly of material changes to any of these documents.

At least annually, Wilshire (if it has retained the authority to vote proxies on behalf of a Portfolio) and each Sub-Adviser with authority to vote proxies on behalf of the Portfolios provide to the Board a record of each proxy voted with respect to portfolio securities of the Portfolios during the year. With respect to those proxies that Wilshire or a Sub-Adviser has identified as involving a conflict of interest, Wilshire or the Sub-Adviser submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a “conflict of interest” is deemed to occur when Wilshire or the Sub-Adviser or an affiliated person of Wilshire or the Sub-Adviser has a financial interest in a matter presented by a proxy to be voted on behalf of the Portfolios, other than the obligation Wilshire or the Sub-Adviser incurs as investment adviser to the Portfolios, which may compromise Wilshire’s or the Sub-Adviser’s independence of judgment and action in voting the proxy.

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Portfolios may be revoked by the Board, in whole or in part, at any time.

The Company is required to file an annual report of each proxy voted with respect to portfolio securities of each Portfolio during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year. Information regarding how Wilshire or the Sub-Advisers voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available no later than August 31 of each year beginning in 2004 (i) without charge, upon request, by calling 1-888-200-6796, or (ii) on the SEC’s website at www.sec.gov.

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Certain information regarding the proxy voting policies of Wilshire and each of the Sub-Advisers is summarized below.

Wilshire

Wilshire has delegated to each Sub-Adviser the responsibility for voting the securities in its portfolio. Wilshire reviews the Sub-Advisers’ proxy voting activities annually. If it becomes responsible for direct management for portfolios for short periods of time, on a transition basis, Wilshire will engage a professional proxy voting service to vote the securities under its direct management.

AllianceBernstein

AllianceBernstein’s value investment group has formed two proxy voting committees, to consider U.S. proxy matters and global proxy matters. The committees, comprised of senior investment personnel and representatives of AllianceBernstein’s corporate legal department, evaluate proposals not covered by AllianceBernstein’s proxy voting guidelines and recommend how AllianceBernstein should generally vote on such issues. The committees, or sub-committees, review all proxies. The committees monitor adherence to AllianceBernstein’s proxy voting guidelines, review its policies from time to time, and evaluate proxies where AllianceBernstein faces a material conflict of interest.

While proxy voting policies and procedures are consistent across AllianceBernstein’s growth group and its value group, the two groups administer their proxy voting separately. In an effort to increase efficiency in voting proxies, AllianceBernstein uses Institutional Shareholder Services (“ISS”) to act as its voting agent for its clients’ proxies. AllianceBernstein instructs its clients’ custodians to direct proxy materials to ISS, which provides AllianceBernstein with a proposed vote based on AllianceBernstein’s voting guidelines. AllianceBernstein then either accepts the proposed vote, or changes the vote in accordance with its voting decision.

If a potential conflict of interest arises, AllianceBernstein’s corporate legal department makes the initial determination about whether a material conflict exists. No further review is necessary if 1) the proposed vote is consistent with AllianceBernstein’s stated voting policy, 2) the proposed vote is contrary to AllianceBernstein’s stated voting policy but is also contrary to management’s recommendation, or 3) the proposed vote is contrary to or not covered by AllianceBernstein’s stated voting policy, is consistent with management’s recommendation, and is consistent with the views of an independent source. If the proposed vote is contrary to AllianceBernstein’s stated voting policy, is consistent with management’s recommendation, and is contrary to the views of an independent source, the proxy committee reviews the proposal for final determination.

AllianceBernstein’s general positions on various proposals are as follows:

Director Matters – AllianceBernstein generally supports the election of a company’s slate of nominees for directors, except in contested elections, which it evaluates on a case-by-case basis. It generally votes for changes in board structure that are not controversial, and against imposing classified boards. AllianceBernstein typically supports shareholder proposals to require a majority of independent directors on boards and on nominating committees.

Shareholder Rights – AllianceBernstein usually votes for proposals to redeem poison pills and to provide for confidential voting. It typically does not support proposals to limit the right of shareholders to act by written consent or to amend companies’ charter documents to make it more difficult for shareholders to call a special meeting.

Compensation and Benefits Plans – AllianceBernstein evaluates proposals to adopt performance based stock option plans on a case-by-case basis and generally supports shareholder proposals requiring companies to expense stock options.

Routine Matters – AllianceBernstein generally votes in favor of ratification of auditors and administrative or technical changes to a company’s charter documents.

LA Capital

LA Capital has engaged Glass, Lewis & Co. (“Glass Lewis”) who has partnered with Investor Responsibility Research Center, Inc., as its proxy voting agent. Although LA Capital has established voting guidelines developed in conjunction with Glass Lewis, it casts each vote on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances.

LA Capital has designated a compliance officer who is responsible for administering and overseeing the proxy voting process. In addition, a proxy committee formally approves and reviews all proxy guidelines, procedures and voting records.

LA Capital believes that by employing Glass Lewis to monitor and vote all proxies on its behalf, it has minimized the potential for material conflicts of interest. If a material conflict of interest arises, LA Capital will notify the client of the conflict, and unless the client directs LA Capital to vote the proxy in a certain manner, LA Capital will vote in accordance with its policy based on Glass Lewis’ recommendations.

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Glass Lewis’ general positions on various proposals are as follows:

Director Matters – Glass Lewis generally votes for all director nominees, except in the case of contested nominees, which are evaluated on a case-by-case basis. It votes against giving boards authority to set board size and against proposals to impose classified boards. It also votes against proposals permitting the removal of directors without cause.

Shareholder Rights – Glass Lewis typically votes against poison pills, non-technical charter amendments that reduce shareholder rights, and limiting the right of shareholders to act by written consent or to call special meetings. It also votes against adoption of supermajority votes for business transactions.

Compensation and Benefits Plans – Glass Lewis generally votes against stock incentive plans if, among other things, the outstanding common stock will be diluted by greater than 10%, the plan allows the company to reprice or replace underwater options without shareholder approval, or the plan allows nonqualified options to be priced at less than 85% of fair market value.

Routine Matters – Glass Lewis generally votes in favor of ratification of auditors, name changes, and technical amendments to charter documents.

GSAM

GSAM’s guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

To implement these guiding principles for investments in publicly-traded equities, GSAM’s quantitative equity portfolio management teams currently follow ISS’ Standard Proxy Voting Guidelines exclusively; however, GSAM retains the authority to revisit this position. GSAM believes that casting proxy votes in accordance with ISS’ Guidelines will not present any conflicts of interest because GSAM votes pursuant to a pre-determined policy based upon the recommendations of an independent third party.

ISS’ general positions on various proposals are as follows:

Director Matters - ISS generally supports the election of management’s nominees for directors, unless there are concerns about the past performance of the company or the board. It generally votes for proposals to fix board size and against proposals to impose classified boards or to alter board structure or size in the context of a fight for control over the company or the board.

Shareholder Rights - ISS typically votes against all antitakeover proposals, such as staggered boards, poison pills and unlimited authorized capital authorizations, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal.

Compensation and Benefits Plans - ISS generally votes for proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the industry. It evaluates nonexecutive director compensation proposals that include both cash and share-based components on a case-by-case basis.

Routine Matters - ISS generally votes in favor of reelection of auditors unless there are serious concerns about the accounts or the procedures used. It evaluates changes to a company’s charter documents on a case-by-case basis.

Delaware

Delaware’s Proxy Voting Committee is responsible for overseeing its proxy voting process, and reviews and approves Delaware’s proxy voting procedures annually. Delaware has contracted with ISS, which together with its clients’ custodians, monitors corporate events with respect to portfolio securities. As authorized by Delaware, each client’s custodian forwards any proxy materials it receives to ISS, which votes proxies in accordance with Delaware’s proxy voting guidelines, as described below. If Delaware’s guidelines do not address a particular proxy issue, ISS considers the relevant facts and circumstances and researches the issue to determine how to vote the proxy in the best interests of the client and in the spirit of Delaware’s guidelines. Delaware may vote a proxy not in accordance with ISS’ recommendation if Delaware believes that doing so is in a client’s best interests.

Because Delaware considers the quality and depth of management, among other things, in determining whether to invest in a company, Delaware believes that the recommendations of management on any issue should be given a fair amount of weight in determining how proxy issues should be voted. On many issues, Delaware casts votes in accordance with the recommendations of management. However, Delaware generally casts votes against management when management recommendations are not in accordance with Delaware’s proxy voting guidelines or are not in a client’s best interests. Because the majority of client proxies are voted by ISS pursuant to pre-established guidelines, Delaware believes that conflicts of interest are largely eliminated. If Delaware considers voting a proxy contrary to ISS’ recommendation, the Committee will determine whether any conflict of interest exists. If it determines a conflict exists, the Committee generally will acquire additional research from an independent third party, and must unanimously decide how to vote the proxy, or vote in accordance with ISS.

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Delaware’s general positions on various proposals are as follows:

Director Matters – Delaware generally votes for director nominees on a case-by-case basis, considering a number of factors. It generally votes for proposals to fix board size and against proposals to impose classified boards or to limit the tenure of outside directors through term limits or mandatory retirement ages.

Shareholder Rights – Delaware typically votes for shareholder proposals requesting that companies submit poison pills to shareholder vote or redeem them. It typically votes against proposals to require supermajority shareholder votes, and to restrict shareholder ability to take action by written consent or to call special meetings.

Compensation and Benefits Plans – Delaware generally votes with respect to equity-based compensation plans on a case-by-case basis using a particular methodology. It also evaluates compensation plans for directors and stock plans which provide participants with the option of taking all or a portion of cash compensation in the form of stock on a case-by-case basis.

Routine Matters – Delaware generally votes in favor of ratification of auditors except in certain instances. It typically votes for by-law or charter amendments of a housekeeping nature, and against proposals to reduce quorum requirements for shareholder meetings below a majority of outstanding shares.

NWQ

A senior member of the investment team of NWQ is responsible for oversight of the proxy voting process. NWQ has engaged the services of ISS to make recommendations to NWQ on the voting of proxies relating to securities held in its clients’ accounts (for a description of these policies, see “Proxy Voting Policies and Procedures” for GSAM above). NWQ reviews and frequently follows ISS’ recommendations. However, on selected issues, NWQ may not vote in accordance with the ISS recommendations when NWQ believes that specific ISS recommendations are not in the best economic interest of the Small Cap Value Portfolio and its shareholders. If NWQ manages the assets of a company or its pension plan and any of NWQ’s clients hold any securities of that company, NWQ will vote proxies relating to such company’s securities in accordance with the ISS recommendations to avoid any conflict of interest. If the Company requests NWQ to follow specific voting guidelines or additional guidelines, NWQ will review the request and inform the Company only if NWQ is not able to follow the Company’s request.

Kalmar

Although Kalmar’s Chief Compliance Officer is ultimately responsible for voting proxies on behalf of Kalmar, Kalmar has established a proxy voting committee whose responsibility is to oversee all decisions relating to proxy voting, proxy voting guidelines, conflicts of interest, recordkeeping and disclosure, and to assure that proxies are voted accordingly.

Kalmar has retained ISS to provide proxy-voting services. Kalmar retains the right to override those votes that Kalmar does not believe are in the best interest of a Portfolio’s shareholders. A member of Kalmar’s investment team reviews ISS’ proxy research and recommendations, and if ISS recommends a vote contrary to management’s recommendation, the Kalmar portfolio manager or research analyst most familiar with the company reviews ISS’ recommendation and consults with the investment team in deciding how to vote the proxy. Conflicts of interest will be identified, monitored and resolved by joint effort of Kalmar’s Chief Compliance Officer and its investment team.

Kalmar’s general positions on various proposals are based on ISS’ proxy voting guidelines as described under “Proxy Voting Policy and Procedures” for GSAM above.

Pzena

Pzena subscribes to ISS’ proxy monitoring and voting agent service. However, Pzena retains ultimate responsibility for instructing ISS how to vote proxies on behalf of a Portfolio, and applies its own proxy voting guidelines, which are summarized below. If Pzena does not issue instructions for a particular vote, ISS will vote in accordance with Pzena’s guidelines, or with management if Pzena’s guidelines do not address the proxy item. If it appears that a material conflict of interest has arisen, Pzena’s Chief Compliance Officer will convene a meeting of its proxy voting committee to determine whether a conflict of interest exists and how that conflict should be resolved.

Pzena’s general positions on various proposals are as follows:

Director Matters – Pzena evaluates director nominees individually and as a group based on its own assessments and ISS’ recommendations. Pzena generally withholds votes from any insiders on audit, compensation or nominating committees, and from any insiders and affiliated outsiders with respect to boards that do not have majority independent directors.

Shareholder Rights – Pzena generally opposes classified boards and any other proposals designed to eliminate or restrict shareholders’ rights. Pzena supports anti-takeover measures that are in the best interest of shareholders, but opposes poison pills and other anti-takeover measures that entrench management or thwart the maximization of investment returns.

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Compensation and Benefits Plans – Pzena generally supports incentive plans under which 50% or more of the shares awarded to top executives are tied to performance goals. Pzena votes against golden parachute or other incentive compensation arrangements which it deems excessive or unreasonable, which it considers to be significantly more economically attractive than continued employment, or which are triggered solely by the recipient (e.g., resignation).

Auditors – Pzena generally votes with management with respect to the appointment of auditors, so long as management is in compliance with current regulatory requirements focused on auditor independence and improved Board and committee representation.

CCI

CCI has adopted standard voting parameters addressing the vast majority of proxy matters with which it is familiar, and outsources the function of voting clients’ proxies in accordance with these parameters to Institutional Shareholders Services (ISS). CCI delegates certain authority to ISS to determine whether extenuating circumstances are presented by a proxy vote that would require additional vote-specific analysis beyond the application of CCI’s voting parameters. CCI further regularly reviews its proxy voting practice to determine whether any material conflicts of interest are present. CCI’s clients include publicly traded companies in which clients’ assets may be invested. Proxies issued by these companies will be voted according to CCI’s general parameters. In the event of a vote involving a conflict of interest that does not meet the specific voting parameters of CCI’s proxy voting guidelines or requiring additional company-specific-decision-making, CCI will vote according to the voting recommendation of ISS. In the rare occurrence that ISS does not provide a recommendation, CCI may request client consent on the issue.

Logan

Logan has engaged Institutional Shareholder Services (ISS) to make voting recommendations and manage the voting process. Logan maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about Logan’s proxy policies and practices. Logan’s policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

By retaining the services of ISS to provide arm’s-length proxy voting recommendations which favor the clients’ best economic interests, potential conflicts of interest are avoided. However, should Logan become aware of any conflicts that exist between the interests of Logan and the client, Logan’s investment committee will review the relationship of Logan with the issuer of each security to determine if Logan or any of its employees has any financial, business or personal relationship with the issuer. If a material conflict of interest exists, Logan’s investment committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation. Logan will maintain a record of the voting resolution of any conflict of interest.

In instances where ISS has a conflict of interest, a meeting is held with the Logan investment committee to collaboratively decide how the vote should be cast. Once a decision is made, it will be communicated to the proxy coordinator for disposition. Proxy voting reports are available at any time for any period.

Payden

Over time, the major controversies in voting proxies have related to corporate governance matters (e.g., changes in the state of incorporation and provisions on mergers and other corporate restructurings), anti-takeover provisions (e.g., staggered board terms, “poison pills” and supermajority provisions), stock option plans and other management compensation issues and social and corporate responsibility issues.

Absent special client circumstances or specific client policies or instructions, Payden will vote as follows on the issues listed below:

•	Vote for stock option plans and other incentive compensation plans that give both senior management and other employees an opportunity to share in the success of the issuer.

•	Vote for programs that permit an issuer to repurchase its own stock.

•	Vote for proposals that support board independence (e.g., declassification of directors, or requiring a majority of outside directors).

•	Vote against management proposals to make takeovers more difficult (e.g., “poison pill” provisions, or supermajority votes).

•	Vote for management proposals on the retention of its independent registered public accounting firm.

•	Vote for management endorsed director candidates, absent any special circumstances.

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With respect to the wide variety of social and corporate responsibility issues that are presented, Payden’s general policy is to take a position in favor of policies that are designed to advance the economic value of the issuer. Further, Payden’s policy provides that, except in rare instances, abstention is not an acceptable position and votes will be cast either for or against all issues presented. From time to time, Payden may purchase for one client’s portfolio securities that have been issued by another client. Payden does not have a policy against such investments because such a prohibition would unnecessarily limit investment opportunities. In that case, however, a conflict of interest may exist between the interests of the client for whose account the security was purchased and the interests of Payden. For example, Payden may manage corporate cash for Alpha Company whose management is soliciting proxies. Payden has purchased Alpha Company’s securities for the account of Beta Company, another Payden client. Moreover, Beta Company’s policies would suggest Payden should vote against the position put forward by Alpha Company’s management. However, voting against Alpha Company management may harm Payden’s relationship with Alpha Company’s management. Thus, Payden may have an incentive to vote with the management of Alpha Company, and hence has a conflict of interest.

To ensure that proxy votes are voted in a client’s best interest and unaffected by any conflict of interest that may exist, Payden will vote on a proxy question that presents a material conflict of interest between the interests of a client and the interests of Payden as follows:

1.	If one of Payden’s general proxy voting policies described above applies to the proxy issue in question, Payden will vote the proxy in accordance with that policy. This assumes, of course, that the policy in question furthers the interests of the client and not of Payden.

2.	However, if the general proxy voting policy does not further the interests of the client, Payden will then seek specific instructions from the client.

Quest

Quest, as a matter of policy and as a fiduciary to Quest’s clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of clients. Quest maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about Quest’s proxy policies and practices. Quest’s policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

In the absence of specific voting guidelines from a client, Quest will vote proxies in the best interests of each particular client. Quest’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Quest’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities. Quest will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by auditor’s non-audit services. Quest will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights. In reviewing proposals, Quest will further consider the opinion of management, the effect on management, the effect on shareholder value and the issuer’s business practices.

Douglas Goebel, Senior Vice President of Quest, has the responsibility for the implementation and monitoring of Quest’s proxy voting policy, practices, disclosures and record keeping. Mr. Goebel will identify any conflicts that exist between the interests of the Quest and the client by reviewing the relationship of Quest with the issuer of each security to determine if Quest or any of its employees has any financial, business or personal relationship with the issuer. If a material conflict of interest exists, the Chief Compliance Officer, Mr. Monte Johnson, will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation. The interests of Quest’s clients are paramount to those of Quest. This is the overriding principle in resolving material conflicts of interest on proxy matters. In general terms, examples of potential conflicts of interest include, but are not limited to, the following:

•	Quest or any related company managing the pension for a Company soliciting proxies

•	Quest or any related company administering the employee benefit plan for a company soliciting proxies.

•	Quest or any related company providing brokerage, underwriting, insurance or baking services for a company soliciting proxies.

•	Quest or any related company managing money for an employee group.

It is the opinion of Quest that the occurrence of such conflicts of interest would be infrequent due to the nature of Quest’s business (i.e., no related companies providing brokerage, banking, etc.) and the composition of Quest’s client list (i.e., primarily individuals, Taft-Hartley pensions and endowments). Quest will maintain a record of the voting resolution of any conflict of interest.

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Renaissance

In an effort to manage the process of information gathering and voting proxies, Renaissance has outsourced proxy voting to Institutional Shareholder Services (“ISS”), a leading provider of proxy voting and corporate governance services. All issuer’s proxy ballots are sent directly to ISS from the custodians. ISS researches the proxy issues and provides a voting recommendation based upon its own proxy-voting manual and guidelines utilized consistently among all clients, and administer voting each proxy. Ultimately, Renaissance maintains the right to determine the final vote. If ISS has a material conflict of interest, the voting decision is made by the Renaissance Proxy Voting Committee after a conflict of interest screening is administered to all voters by the Chief Compliance Officer. The Proxy Voting Committee is composed of the same voting members as the Renaissance Investment Committee.

When an account transitions to Renaissance, Renaissance typically liquidates some or all of the securities held in the account in order to begin managing the account in accordance with the Renaissance investment strategy that the client has selected. In the event that a transitioning account has securities which have a record date during the transition period, Renaissance generally abstains from voting those securities that it intends to liquidate. Renaissance will use reasonable efforts to vote proxies for the securities in a transitioning account that will remain in the account, but for administrative reasons relating to the transition Renaissance cannot guarantee that all such proxies will be voted.

Renaissance portfolio managers will conduct a periodic review to ensure that ISS has voted all eligible clients’ proxies according to the proxy voting guidelines.

Sawgrass

Sawgrass recognizes its primary fiduciary responsibility to vote proxies in the interest of clients and in compliance with regulatory authorities. Sawgrass employs ISS to assist in the research and voting process. Sawgrass believes the retention of an outside expert in this area is value added to the client.

Sawgrass reviews the critical issues and recommendations made by ISS. Corporate governance practices are a critical element in the proxy voting process, and Sawgrass uses the proxy voting process to help encourage good corporate governance.

The Chief Compliance Officer (CCO) of Sawgrass has overall responsibility for the implementation and monitoring of Sawgrass’ Proxy Voting Policy, practices, disclosures and record keeping. The policies are designed to assure that proxies are voted in the best interests of shareholders or fund participants. The CCO in concert with the portfolio manager will identify any potential conflicts of interests that could arise as a result of any business relationships that Sawgrass or any of its employees may have with the issuer. In the event of a material conflict of interest, the CCO would determine the appropriateness of disclosing such conflict to client and offering to allow client to vote the proxies themselves or confirming that such proxies are voted according to pre-set rules and other objective criteria as may be recommended by a third party voting recommendation. In all cases, the interests of clients will take precedence to those of Sawgrass and its staff. Potential areas of conflict could include, but are not limited to, the following: (i) Sawgrass Asset Management acting in the capacity as investment manager either for a company soliciting proxy votes or an employee benefit plan that it sponsors; (ii) Sawgrass having a material business relationship with a company seeking proxy votes; and (iii) Sawgrass actively seeking investment management business from a prospective client which is soliciting proxy votes.

It is the opinion of Sawgrass CCO that conflicts of interest have been mitigated by the establishment of objective guidelines governing the voting of proxy shares and by the engagement of an outside third party organization to assist in the implementation of these guidelines.

Victory

Victory votes client securities in the best interests of the client. In general, this entails voting client proxies with the objective of increasing the long-term economic value of client assets. In determining the best interests of the account, Victory considers, among other things, the effect of the proposal on the underlying value of the securities (including the effect on marketability of the securities and the effect of the proposal on future prospects of the issuer), the composition and effectiveness of the issuer’s board of directors, the issuer’s corporate governance practices, and the quality of communications from the issuer to its shareholders.

When Victory client accounts hold stock that Victory is obligated to vote, the voting authority will be exercised in accordance with:

•	the direction and guidance, if any, provided by the document establishing the account relationship

•	principles of fiduciary law and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.

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Additionally,

•	reasonable efforts will be made to monitor and keep abreast of corporate actions

•	all stock, whether by proxy or in person, will be voted, provided there is sufficient time and information available

•	a written record of such voting will be kept by Victory or its designated affiliate

•	the Proxy and Corporate Activities Committee (the “Proxy Committee”) will supervise the voting of client securities (subject to the review of Victory’s appropriate Chief Investment Officer).

Victory has established voting guidelines that seek to protect these rights while attempting to maximize the value of the underlying securities. The guidelines are intended to assist in voting proxies and are not to be considered rigid rules. Victory’s Proxy Committee is directed to apply these guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the account or if it is required under the documents governing the account. Voting may be executed through administrative screening per established guidelines with oversight by the Proxy Committee or upon vote by a quorum of the Proxy Committee.

Victory’s Proxy Committee is comprised of at least the following: Chief Administration Officer, a Senior Equity Analyst, a Senior Portfolio Manager, and Head of Fund Administration. Approval is based on majority votes of the Proxy Committee.

Victory’s Proxy Committee determines how proxies will be voted, or in those instances where Victory has sole or shared voting authority over client securities, recommendations will be made. Proxies are presented to the committee through the Corporate Actions Department. Actual votes are submitted by the Corporate Actions Department and/or the Proxy Committee. Decisions are based exclusively with the best interest of shareholders in mind.

Victory’s investment research department’s opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in the client’s best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable. Victory’s Proxy Committee may also take into account independent third-party, general industry guidance or other governance board review sources when making decisions. Victory’s Proxy Committee may additionally seek guidance from other senior internal sources with special expertise on a given topic, where it is appropriate.

When Victory’s Proxy Committee decides to vote against a proposal which is generally approved, or votes in favor of a proposal which is generally opposed, the reason for the exception is recorded.

In the event a material conflict of interest arises between Victory’s interests and those of a client during the course of voting client’s proxies, Victory’s Proxy Committee will:

•	Vote the proxy in accordance with the proxy voting guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue

•	Determine whether a vote for, or against, the proxy is in the best interest of the client’s account, in the event that the proxy voting guidelines are inapplicable

•	Document the nature of the conflict and the rationale for the recommended vote

•	Solicit the opinions of Chief Compliance Officer, or their designee, or consult an external, independent adviser

•	Report any such proxy votes to the Victory Board of Directors.

If a member of Victory’s Proxy Committee has a conflict (e.g. – family member on board of company), the member will not vote or will be recused from voting.

PORTFOLIO TRANSACTIONS

Each Sub-Adviser supervises the placement of orders for the purchase or sale of portfolio securities on behalf of the portion of each Portfolio it serves. In this capacity, each Sub-Adviser allocates portfolio transactions among broker-dealers in the best judgment of the Sub-Adviser and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected may include those that provide statistical data, investment information, economic facts and opinions to the Sub-Advisers. Information so received is in addition to and not in lieu of services required to be performed by the Sub-Advisers and their fees are not reduced by the receipt of such supplemental information. Such information may be useful to the Sub-Advisers in serving both the Portfolios and other clients which they advise and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Sub-Advisers in carrying out their obligations to the Portfolios. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. When transactions are executed in the over-the-counter market, the Portfolios will deal with the primary market makers unless a more favorable price or

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execution otherwise is obtainable. Each Sub-Adviser has procedures in place to monitor best execution. Neither Wilshire nor any of the Sub-Advisers considers the sale of each Portfolio’s shares in selecting brokers to effect Portfolio transactions.

Although each Sub-Adviser makes investment decisions for the Portfolios independently from those of its other accounts, investments of the kind made by the Portfolios may often also be made by such other accounts. When a Sub-Adviser buys or sells the same security at substantially the same time on behalf of the Portfolios and one or more other accounts managed by that Sub-Adviser, it allocates available investments by such means as, in its judgment, result in fair treatment. Each Sub-Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Portfolios and its other managed accounts, and the price paid to or received by the Portfolios and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Portfolios or the size of the position purchased or sold by the Portfolios.

Portfolio turnover may vary from year to year, as well as within a year. Under normal market conditions, each Portfolio’s turnover rate generally will not exceed 80%. High turnover rates, generally as a result of fluctuating market conditions, are likely to result in comparatively greater brokerage expenses. Recognizing this, each Sub-Adviser attempts to minimize the cost per share of trading while at the same time implementing only those trades necessary to maintain the proper style exposure.

If so directed by Wilshire, each Sub-Adviser will execute purchases and sales of portfolio securities through brokers or dealers designated by management of the Company for the purpose of providing direct benefits to the Portfolios, provided that each Sub-Adviser determines that such brokers or dealers will provide best execution in view of such other benefits.

For the fiscal years ended December 31, 2006, 2005 and 2004 each Portfolio paid total brokerage commissions as follows:

Portfolio	2006	2005	2004
Large Company Growth Portfolio	$426,276	$310,993	$922,712
Large Company Value Portfolio	$73,595	$52,973	$116,747
Small Company Growth Portfolio	$34,415	$39,315	$58,070
Small Company Value Portfolio	$51,888	$99,225	$188,173
Dow Jones Wilshire 5000 Index(sm) Portfolio	$273,121	$180,228	$126,303

The table below discloses the amount of the brokerage commissions generated by transactions placed by each Sub-Adviser on behalf of the Portfolio or Portfolios it manages for the fiscal year ended December 31, 2006. As described above, brokerage transactions were directed to such firms based primarily on their ability to provide the best price and execution of such transactions.

Sub-Adviser	Brokerage Commission	Percentage of Total Brokerage Commissions
LA Capital	$610,148	71.00%
AllianceBernstein	$4,688	0.55%
GSAM	$51,965	6.05%
Delaware	$148,214	17.25%
NWQ	$11,020	1.28%
Kalmar	$4,953	0.58%
Pzena	$28,306	3.29%

Each Sub-Adviser may allocate orders for purchase and sale transactions to any affiliated broker-dealer in connection with the purchase or sale of securities. As of April 25, 2006, GSAM was the only Sub-Adviser which routinely traded through an affiliated broker-dealer. While GSAM trades through an affiliated broker, such trades are subject to Rule 17e-1 under the 1940 Act, which requires that fees paid to affiliated brokers be reasonable, fair and comparable to fees paid to other brokers in similar transactions. For the year ended December 31, 2006, the Large Company Growth Portfolio paid $1,850 in brokerage commissions to Goldman Sachs & Co., representing 0.43% of the Large Company Growth Portfolio’s aggregate commissions.

As of December 31, 2006, each Portfolio held the following securities of their regular brokers or dealers as follows:

Brokers or Dealers	Market Value
Large Company Growth Portfolio
JP Morgan Chase & Co.	$2,221,800
Lehman Brothers Holdings, Inc.	$1,132,740
Large Company Value Portfolio
Bear Stearns Cos., Inc.	$504,618
JP Morgan Chase & Co.	$2,186,589

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Lehman Brothers Holdings, Inc.	$811,354
Small Company Growth Portfolio
Investment Technology Group, Inc.	$30,016
Small Company Value Portfolio
NONE
Dow Jones Wilshire 5000 Index(sm) Portfolio
Bear Stearns Cos., Inc.	$385,930
Friedman, Billings, Ramsey Group, Inc., Class A	$26,880
Goldman Sachs Group, Inc.	$1,020,672
Investment Technology Group, Inc.	$12,864
Jefferies Group, Inc.	$21,456
JP Morgan Chase & Co.	$2,247,399
Lehman Brothers Holdings, Inc.	$563,870
Merrill Lynch & Co., Inc.	$1,144,758

No brokerage commissions were paid to PFPC Distributors. There were no spreads or concessions on principal transactions for any such period.

NET ASSET VALUE

The net asset value per share of each class of each Portfolio is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. (EST), on each day the NYSE is open for trading.

Each Portfolio sells and redeems its shares at net asset value per share, without a sales or redemption charge. No minimum purchase or redemption amounts apply. The daily net asset value of each Portfolio’s shares is determined by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of a Portfolio less its liabilities. The price at which a purchase is effected is based on the next calculated net asset value after the order is received by your insurance company, as described in the product prospectus describing your particular variable annuity contract. A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded over-the-counter (other than on NASDAQ) in the United States are valued at the last current sale price. If there are no such sales, the most recent bid quotation is used. Securities quoted on the NASD Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ Official Closing Price. If there are no such sales, the value is the bid quotation. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Foreign securities are converted to United States dollars using exchange rates at the close of the NYSE. In the event market quotations are not readily available, securities are valued according to procedures established by the Board of Directors or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least one representative of the adviser who is an officer of the Trust and at least one portfolio management professional of the subadviser responsible for managing the portion of a Portfolio whose securities require a fair valuation determination, or the Company’s Valuation Committee. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee.

Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. Under the amortized cost method of valuation, the security is initially valued at cost. Then, the Company assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon the sale of the security. When market quotations are not available, securities are valued at fair value as discussed above.

PURCHASE OF PORTFOLIO SHARES

The following information supplements and should be read in conjunction with the section in the prospectus entitled “How to Buy Portfolio Shares.” The Company does not have any arrangements with any person to permit frequent purchases and redemptions of Portfolio’s shares.

The Distributor. PFPC Distributors, Inc., located at 760 Moore Road, King of Prussia, PA 19406, serves as the Company’s distributor pursuant to a Distribution Agreement which is renewable annually by the Board of Directors. The Distributor sells each Portfolio’s shares on a continuous basis as agent, but is not obligated to sell any particular amount of shares. The Distribution Agreement between the Distributor and the Company provides that the Company shall indemnify the Distributor against any liability arising out of any untrue statement of a material fact or any omission of a material fact in the Company’s registration statement

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necessary to make the statements therein misleading, unless such liability results from the Distributor’s willful misfeasance, bad faith or negligence in the performance of its duties under the Agreement.

Transactions Through Securities Dealers. Portfolio shares may be purchased and redeemed through securities dealers, which may charge a transaction fee for such services. Some dealers will place the Portfolios’ shares in an account with their firm. Dealers also may require that the customer invest more than the $2,500 minimum investment, the customer not request redemption checks to be issued in the customer’s name, the customer not purchase fractional shares, or other conditions.

There is no sales or service charge to individual investors by the Company or by the Distributor, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Company. The Company understands that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; and assistance with inquiries related to their investment. Any such fees may be deducted from the investor’s account monthly and on smaller accounts could constitute a substantial portion of any distribution by the Portfolios. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. Investors should be aware that they may purchase shares of the Portfolios directly through the Distributor without any maintenance or service charges, other than those described above.

In-Kind Purchases. Payments for each Portfolio’s shares may, at the discretion of the Company, be made in the form of securities which are permissible investments for a Portfolio. For further information about this form of payment, please contact PFPC. Generally, securities which are accepted by the Company as payment for a Portfolio’s shares will be valued using a Portfolio’s procedures for valuing its own shares at the time a Portfolio’s net asset value is next determined after receipt of a properly completed order. All dividends, interest, subscription or other rights pertaining to such securities will become the property of a Portfolio and must be delivered to a Portfolio upon receipt from the issuer. The Company will require that (1) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to a Portfolio and are not subject to any restriction on sale by a Portfolio under the Securities Act of 1933, as amended, or otherwise; and (3) a Portfolio receives such other documentation as the Company may, in its discretion, deem necessary or appropriate. Investors may realize a gain or loss for federal income tax purposes upon the securities that are used for such a payment.

REDEMPTION OF PORTFOLIO SHARES

The following information supplements and should be read in conjunction with the section in the prospectus entitled “How to Sell Portfolio Shares.”

Wire Redemption Privilege. By using this privilege, the investor authorizes PFPC to act on wire or telephone redemption instructions from any person representing himself or herself to be the investor, and reasonably believed by PFPC to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt if PFPC receives the redemption request in proper form. Redemption proceeds ($2,500 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or to a correspondent bank if the investor’s bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor’s bank is necessary to avoid a delay in crediting the funds to the investor’s bank account.

To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to PFPC. This request must be signed by each shareholder, with each signature guaranteed as described below under “Signatures.”

Signatures. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed if the amount redeemed exceeds $50,000, if proceeds are to be paid to someone other than the registered holder of shares, or if the investor’s address of record has changed within the past 60 days. PFPC has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program (NYSE MSP), the Securities Transfer Agents Medallion Program (STAMP) and the Stock Exchanges Medallion Program (SEMP). Guarantees must be signed by an authorized signatory of the guarantor and “Signature Guaranteed” must appear with the signature. PFPC may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call the telephone number listed on the cover.

Redemption Commitment. The Company reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of a Portfolio to the detriment of the existing shareholders. In such event, the securities would be readily marketable, to the extent available, and would be valued in the same

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manner as a Portfolio’s investment securities are valued. If the recipient sold such securities, brokerage charges would be incurred. Receipt of such securities is a taxable event for federal income tax purposes.

Suspension of Redemptions. The Company may suspend the right of redemption with respect to any Portfolio or postpone the date of payment (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the shareholders.

New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year’s Day, Presidents’ Day, Rev. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

SHAREHOLDER SERVICES

The following information supplements and should be read in conjunction with the section in the prospectus entitled “Shareholder Information.”

Exchanges. By using the Telephone Exchange Privilege, you authorize PFPC to act on telephonic instructions from any person representing himself or herself to be you and reasonably believed by PFPC to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted.

To establish a personal retirement plan by exchange, shares of a Portfolio being exchanged must have a value of at least the minimum initial investment required for a Portfolio into which the exchange is being made. For Keogh Plans, IRAs and IRAs set up under a Simplified Employee Pension Plan (“SEP-IRAs”) with only one participant, the minimum initial investment is $750. To exchange shares held in corporate plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, the minimum initial investment is $100 if the plan has at least $2,500 invested among the Portfolios of the Company. To exchange shares held in personal retirement plans, the shares exchanged must have a current value of at least $100.

The exchange service is available to shareholders residing in any state in which shares of a Portfolio being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

The Company reserves the right to reject any exchange request in whole or in part. The exchange service may be modified or terminated at any time upon notice to shareholders.

Corporate Pension/Profit-Sharing And Personal Retirement Plans. The Company makes available to corporations a variety of prototype pension and profit-sharing plans. In addition,

Wilshire makes available Keogh Plans, IRAs, including SEP-IRAs and 403(b)(7) Plans. Plan support services also are available. Investors can obtain details on the various plans by calling toll-free: 1-888-200-6796.

The custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

Shares may be purchased in connection with these plans only by direct remittance to the Plan.

The minimum initial investment for corporate plans, 403(b)(7) Plans and SEP-IRAs with more than one participant is $2,500 with no minimum for subsequent purchases. The minimum initial investment for Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans with only one participant is normally $750, with no minimum for subsequent purchases. Individuals who open an IRA may also open a non-working spousal IRA with a minimum investment of $250.

You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

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DIVIDENDS, DISTRIBUTION AND TAXES

Regulated Investment Companies

The Company’s management believes that each Portfolio qualified as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”) for the fiscal year ended December 31, 2006 and intends to meet the same qualifications for the fiscal year ended December 31, 2007. Qualification as a regulated investment company relieves a Portfolio from any liability for federal income taxes to the extent that its earnings are distributed in accordance with the applicable provisions of the Code. The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency.

As a regulated investment company, a Portfolio will not be liable for federal income tax on its income and gains provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the Code requires, among other things, that each Portfolio (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of a Portfolio’s assets is represented by cash, cash items, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of a Portfolio’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), of two or more issuers other than the securities of other regulated investment companies which a Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, of one or more qualified publicly traded partnerships; and (c) distribute each taxable year at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) determined without regard to the deduction for dividends paid.

Because the Index Portfolio is established in part as an investment for certain insurance variable annuity contracts, the Code imposes additional diversification requirements on a Portfolio. Generally, these requirements are that at each calendar quarter end or within 30 days thereafter no more than 55% of a Portfolio’s total assets may be in any one investment, no more than 70% in any two investments, no more than 80% in any three investments, and no more than 90% in any four investments.

A Portfolio generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, a Portfolio must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all undistributed ordinary income and capital gain net income for previous years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Portfolio in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Portfolio during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid the excise tax, the Portfolios intend to make timely distributions of their income in compliance with these requirements and anticipate that they will not be subject to the excise tax.

Dividends paid by a Portfolio from ordinary income, and distributions of a Portfolio’s net realized short-term capital gains, are taxable to its shareholders as ordinary income. Distributions to corporate shareholders will be eligible for the 70% dividends received deduction, and distributions to individual and other noncorporate shareholders will be eligible for taxation at their maximum long-term capital gain rate, to the extent that the income of the Portfolios is derived from certain qualifying dividends. Dividend income earned by a Portfolio will be so eligible only if a Portfolio has satisfied holding period requirements with respect to his or her Portfolio shares. In addition, a shareholder must meet certain holding period requirements. Within 60 days after the end of its taxable year, each Portfolio will send to its shareholders a written notice designating the amount of any distributions made during such year which may be taken into account by its shareholders for purposes of such provisions of the Code. Net capital gain distributions are not eligible for the dividends received deduction.

Under the Code, any distributions designated as being made from net capital gains are taxable to a Portfolio’s shareholders as long-term capital gains, regardless of the holding period of the shares held by such shareholders. Such distributions of net capital gains will be designated by each Portfolio as a capital gains distribution in a written notice to its shareholders. Any loss on the sale of shares held for six months or less will be treated as a long-term capital loss for federal income tax purposes to the extent a shareholder receives net capital gain distributions on such shares. The maximum federal income tax rate applicable to long-term capital gains is currently 15% for individual shareholders. Corporate shareholders are taxed on long-term capital gain at the same rates as ordinary income. Dividends and distributions are taxable whether received in cash or reinvested in additional shares of a Portfolio.

Any loss realized on a sale, redemption or exchange of shares of a Portfolio by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.

Any dividend or distribution paid shortly after an investor’s purchase may have the effect of reducing the aggregate net asset value of his or her shares below the cost of his or her investment. Such a dividend or distribution would be a return on investment in an economic sense and subject to federal income tax. This is referred to as “buying a dividend.”

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Rule 12d1-1, under the 1940 Act, permits a Portfolio to invest an unlimited amount of its uninvested cash in a money market fund so long as such investment is consistent with a Portfolio’s investment objectives and policies. As a shareholder in an investment company, a Portfolio would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

Hedging Transactions

Ordinarily, gains and losses realized from portfolio transactions will be treated as a capital gain or loss. All or a portion of the gain realized from engaging in “conversion transactions” may be treated as ordinary income under Section 1258 of the Code. “Conversion transactions” are defined to include certain futures, option and “straddle” transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

Under Section 1256 of the Code, a gain or loss realized by a Portfolio from certain financial futures transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures as well as from closing transactions. In addition, any such futures remaining unexercised at the end of a Portfolio’s taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to a Portfolio characterized in the manner described above.

Offsetting positions held by a Portfolio involving financial futures may constitute “straddles.” Straddles are defined to include “offsetting positions” in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Code. As such, all or a portion of any short- or long-term capital gain from certain “straddle” and/or conversion transactions may be recharacterized to ordinary income.

If a Portfolio were treated as entering into straddles by reason of its futures transactions, such straddles could be characterized as “mixed straddles” if the futures transactions comprising such straddles were governed by Section 1256 of the Code. A Portfolio may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results to a Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by a Portfolio, losses realized by a Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be recharacterized as short-term capital gain, and as a result of the conversion transaction rules, long-term capital gain may be recharacterized as ordinary income.

Under Section 1259 of the Code, a Portfolio may recognize gain if it enters into a short sale of, or a forward or futures contract to deliver the same or substantially identical properly relating to an appreciated direct position held by a Portfolio. Such transactions may be considered constructive sales of the appreciated direct portion for federal income tax purposes.

Other Tax Information

The Portfolios may be required to withhold for U.S. federal income taxes 28% of all taxable distributions payable to shareholders who fail to provide the Company with their correct taxpayer identification number or to make required certifications, or who have been notified (or if the Company is notified) by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

The Company may also be subject to state or local taxes in certain states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Company and of shareholders of a Portfolio with respect to distributions by a Portfolio may differ from federal income tax treatment. Distributions to shareholders may be subject to additional state and local taxes.

The foregoing is only a summary of certain federal income tax rules affecting a Portfolio and their investors. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes in light of their particular circumstances.

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Capital Loss Carry Forwards

As of December 31, 2006, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

Portfolio	Expiring December 31,
	2010	2011	2012	2013
Large Company Growth Portfolio	$6,132,547	—	—	—
Dow Jones Wilshire 5000 Index (sm) Portfolio	$7,939,802	$3,810,802	$5,509,772	$108,266

OTHER INFORMATION

The Company is a Maryland corporation organized on July 30, 1992. It currently has five Portfolios—Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and Dow Jones Wilshire 5000 Index (sm) Portfolio—each of which has several classes of shares. The title of each class of each Portfolio is as follows:

Large Company Growth Portfolio:

Large Company Growth Portfolio – Investment Class Shares

Large Company Growth Portfolio – Institutional Class Shares

Large Company Value Portfolio:

Large Company Value Portfolio – Investment Class Shares

Large Company Value Portfolio – Institutional Class Shares

Dow Jones Wilshire 5000 Index(sm) Portfolio:

Dow Jones Wilshire 5000 Index(sm) Portfolio – Investment Class Shares

Dow Jones Wilshire 5000 Index sm) Portfolio – Institutional Class Shares

Dow Jones Wilshire 5000 Index(sm) Portfolio – Horace Mann Class of Shares

Dow Jones Wilshire 5000 Index(sm) Portfolio – Qualified Class of Shares

Small Company Growth Portfolio:

Small Company Growth Portfolio – Investment Class Shares

Small Company Growth Portfolio – Institutional Class Shares

Small Company Value Portfolio:

Small Company Value Portfolio – Investment Class Shares

Small Company Value Portfolio – Institutional Class Shares

Each share of a Portfolio has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of each class of a Portfolio have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of all series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Directors from the separate voting requirements of the Rule. Rule 18f-3 under the 1940 Act makes further provision for the voting rights of each class of shares of an investment company which issues more than one class of voting shares. In particular, Rule 18f-3 provides that each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to the class’ arrangement for services and expenses, and shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

The Company will send annual and semi-annual financial statements to all of the Portfolios’ shareholders.

FINANCIAL STATEMENTS

The Company’s audited financial statements for the Portfolios contained in its annual report for the fiscal year ended December 31, 2006 are incorporated into this SAI by reference in their entirety. Such financial statements have been audited by the Company’s independent registered public accounting firm, PricewaterhouseCoopers, LLP, whose report thereon appears in such annual report. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing.

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WILSHIRE MUTUAL FUNDS, INC.

DOW JONES WILSHIRE 5000 INDEXsm PORTFOLIO

QUALIFIED CLASS SHARES

STATEMENT OF ADDITIONAL INFORMATION

(http://www.wilfunds.com)

May 1, 2007

This Statement of Additional Information (“SAI”) provides supplementary information for the Qualified Class Shares of the Dow Jones Wilshire 5000 Indexsm Portfolio (the “Portfolio”) of Wilshire Mutual Funds, Inc. (the “Company”).

This SAI is not a prospectus. This SAI should be read in conjunction with the prospectus for the Qualified Class Shares of the Portfolio dated May 1, 2007 and is incorporated by reference in its entirety into the prospectus. The financial statements contained in the Portfolio’s annual report for the fiscal year ended December 31, 2006 are incorporated by reference into this SAI. You can obtain free copies of the prospectus and annual report by contacting us at Wilshire Mutual Funds, Inc., c/o PFPC Inc., P.O. Box 9807, Providence, RI 02940, or calling 1-888-200-6796.

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THE PORTFOLIO

The Company is a diversified, open-end investment management company that currently offers shares of a number of series and classes, including Qualified Class Shares of the Portfolio. The Company also offers other classes of shares of the Portfolio in separate prospectuses and statements of additional information. Wilshire Associates Incorporated (“Wilshire”) is the investment adviser for the Portfolio and Los Angeles Capital Management and Equity Research (“LA Capital”) serves as the sub-adviser for the Portfolio. Terms not defined in this SAI have meanings assigned to them in the prospectus.

You cannot invest in Qualified Class Shares directly. Instead, you can participate through a variable annuity contract (“Contract”) purchased by your employer from an insurance company (“Insurer”) with which the Portfolio has entered into an agreement. Most often employers enter into these Contracts so they can offer their employees a way to save for retirement. Retirement plans sponsored by employers may be entitled to tax benefits to which individual retirement plans may not be entitled. These tax benefits are fully explained in your employer’s Contract disclosure document. Once you are invested in Qualified Class Shares of the Portfolio, you participate in Portfolio earnings or losses in proportion to the amount of money you invest. Depending on your employer’s Contract, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money, leave it in the account until you need it, or start receiving annuity payments. At a certain age you may be required to begin withdrawals. Holders of Contracts (“Contract Owners”) should consider their investment objectives and tolerance for risk when making an investment decision. The Portfolio’s net asset value is not fixed and should be expected to fluctuate. You should consider the Portfolio as a supplement to an overall investment program and should invest only if you are willing to undertake the risks involved.

INVESTMENT POLICIES AND RISKS

The Portfolio may invest in the investments described below:

U.S. Government Securities. The Portfolio may purchase securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, which include U.S. Treasury securities of various interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the Treasury, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, or by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

Money Market Instruments. The Portfolio may invest in money market instruments, including certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

A certificate of deposit is a negotiable certificate requiring a bank to repay funds deposited with it for a specified period of time.

A time deposit is a non-negotiable deposit maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio will only invest in time deposits of domestic banks that have total assets in excess of one billion dollars. Time deposits held by the Portfolio will not benefit from insurance administered by the Federal Deposit Insurance Corporation.

A bankers’ acceptance is a credit instrument requiring a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Other short-term bank obligations in which the Portfolio may invest may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

With respect to such securities issued by foreign branches and subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some

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respects from those incurred by the Portfolio which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, possible seizure or nationalization of foreign deposits, the possible imposition of foreign withholding taxes on interest income, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which may adversely affect the payment of principal and interest on these securities.

Repurchase Agreements. In a repurchase agreement, the Portfolio buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thus determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. A repurchase agreement involves risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The Company’s custodian or sub-custodian will hold in a segregated account the securities acquired by the Portfolio under a repurchase agreement. Repurchase agreements are considered, under the Investment Company Act of 1940, as amended (the “1940 Act”), to be loans by the Portfolio. To try to reduce the risk of loss on a repurchase agreement, the Portfolios will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars, only with respect to securities of the type in which the Portfolio may invest, and will require that additional securities be deposited with the custodian or sub-custodian if the value of the securities purchased decreases below the repurchase price.

Lending Portfolio Securities. The Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers. The Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a “placing broker.”

The Securities and Exchange Commission (the “SEC”) currently requires that the following lending conditions must be met: (1) the Portfolio must receive at least 100% collateral from the borrower (cash, U.S. government securities, or irrevocable bank letters of credit); (2) the borrower must increase the collateral whenever the market value of the loaned securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Company’s Board of Directors must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

Even though loans of portfolio securities are collateralized, a risk of loss exists if an institution that borrows securities from the Portfolio breaches its agreement with the Portfolio and the Portfolio is delayed or prevented from recovering the collateral.

Commercial Paper And Other Short-term Corporate Obligations. The Portfolio may invest in commercial paper and other short-term corporate obligations. Commercial paper is a short-term, unsecured promissory note issued to finance short-term credit needs. The commercial paper purchased by the Portfolio will consist only of direct obligations which, at the time of their purchase, are: (a) rated at least Prime-1 by Moody’s Investors Service, Inc., A-1 by Standard & Poor’s Ratings Group or F-1 by Fitch Ratings; (b) issued by companies having an outstanding unsecured debt issue rated at least Aa3 by Moody’s Investors Service, Inc. or AA- by Standard & Poor’s Ratings Group or Fitch Ratings; or (c) if unrated, determined by LA Capital to be of comparable quality.

These instruments include variable amount master demand notes, which are obligations that permit the Portfolio to invest at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because they are direct lending arrangements between the lender and borrower, such instruments generally will not be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. If these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio’s right to redeem its investment depends on the ability of the borrower to pay principal and interest on demand. In connection with floating and variable rate demand obligations, LA Capital will consider, on an ongoing basis, earning power, cash flow and other liquidity ratios of the borrower, and the borrower’s ability to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and the Portfolio may invest in them only if at the time of an investment the borrower meets the criteria set forth above for other commercial paper issuers.

Derivatives. The Portfolio may invest, to a limited extent, in “derivatives.” These are financial instruments which

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derive their performance at least in part, from the performance of an underlying asset, index or interest rate. The derivatives the Portfolio may use are currently comprised of stock index futures and options. The Portfolio may invest in derivatives for a variety of reasons, including to hedge against certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than “traditional” securities.

Although the Portfolio does not currently intend to invest in derivatives, it reserves the right to do so in the future. Normally, less than 5% of the Portfolio’s net assets would be invested in derivatives.

Derivatives permit the Portfolio to increase, decrease or change the level of risk to which its securities are exposed in much the same way as the Portfolio can increase, decrease or change the risk of its investments by making investments in specific securities. However, derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the Portfolio as a whole. Under certain market conditions, they can increase the volatility of the Portfolio’s net asset value, decrease the liquidity of the Portfolio’s investments and make more difficult the accurate pricing of the Portfolio’s shares.

In addition, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Portfolio’s performance. If the Portfolio invests in derivatives at inappropriate times or judges market conditions incorrectly, such investments may lower the Portfolio’s return or result in a loss. The Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

When required by the SEC, the Portfolio will set aside permissible liquid assets in a segregated account to cover its obligations relating to its purchase of derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times. Derivatives may be purchased on established exchanges (“exchange-traded” derivatives) or through privately negotiated transactions (“over-the-counter” derivatives). Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative transaction bears the risk that the counterparty will default. Accordingly, LA Capital will consider the creditworthiness of counterparties to over-the-counter derivative transactions in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Futures Transactions. The Portfolio may enter into futures contracts on particular securities or stock indices in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. A futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

Engaging in these transactions involves risk of loss to the Portfolio which could affect the value of the Portfolio’s net assets adversely. Although the Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance exists that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

Successful use of futures by the Portfolio also is subject to the ability of LA Capital to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the position being hedged and the price movements of the futures contract. For example, if the Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held

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in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

Pursuant to regulations and published positions of the SEC, the Portfolio may be required to segregate cash or liquid assets in connection with its futures transactions in an amount generally equal to the value of the contract. The segregation of such assets will have the effect of limiting the Portfolio’s ability otherwise to invest those assets.

Pursuant to Rule 4.5 under the Commodity Exchange Act, the Company has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” and is not subject to registration or regulation as a commodity pool operator under the Act.

Options. The Portfolio may write covered call options, buy put options, buy call options and write secured put options on particular securities or securities indices such as the Dow Jones Wilshire 5000 Indexsm or the S&P 500 Index. Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Options on stock indices are similar to options on specific securities, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to deliver this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stock.

Other Derivatives. The Portfolio may take advantage of opportunities in the area of futures contracts and any other derivatives which presently are not contemplated for use by the Portfolio or which currently are not available but which may be developed, to the extent such opportunities are both consistent with the Portfolio’s investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its prospectus or SAI.

Foreign Securities. The Portfolio may include securities of the foreign issuers that trade on U.S. exchanges. These investments may include American Depository Receipts (“ADRs”). ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities. For purposes of the Portfolio’s investment policies, investments in ADRs will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted. Investments in foreign securities have additional risks, including future political and economic developments, possible imposition of withholding taxes on income payable on the securities, the possible establishment of currency exchange controls, adoption of other foreign governmental restrictions and possible seizure or nationalization of foreign assets.

Preferred Stock. The Portfolio may invest up to 5% of its assets in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be

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“participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Convertible Securities. The Portfolio may invest up to 5% of its assets in convertible securities when its appears to LA Capital that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, LA Capital places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. Convertible securities may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuers convertible at stated exchange rates into common stock of the issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer’s capital structure and are consequently of higher quality and entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Warrants and Rights. The Portfolio may invest up to 5% of its assets in warrants and rights. Warrants are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but generally are shorter in duration and are distributed by the issuer directly to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights to the assets of the issuer.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Directors of the Company has adopted a Dissemination of Portfolio Information Policy (the “Policy”) regarding the disclosure by Wilshire and the sub-advisers of information about the portfolio holdings and characteristics of each portfolio of the Company. Pursuant to the Policy, such information may be made available to the general public by posting on the Company’s website on the first business day following the 20th calendar day after each month end. Other than such disclosure, no portfolio holdings information may be disclosed to any third party except for the following disclosures: (a) to the Company’s administrator, custodian, legal counsel, independent registered public accounting firm and other service providers to enable them to fulfill their responsibilities to the Company; (b) to the Company’s Board of Directors; (c) to third parties (e.g., broker-dealers) for the purpose of analyzing or trading portfolio securities; (d) to rating agencies and companies that collect and maintain information about mutual funds, subject to confidentiality requirements; (e) as required by law, including in regulatory filings with the SEC; (f) to shareholders of the Company and others, provided such information is publicly available (e.g., posted on the Company’s internet website or included in a regulatory filing); (g) to third parties for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of Portfolio assets and to minimize impact on remaining Portfolio shareholders; or (h) as approved by the Chief Compliance Officer of the Company (the “CCO”). Any disclosure made pursuant to item (h) above will be reported to the Board at its next quarterly meeting.

The Company, Wilshire and/or the sub-advisers have ongoing business arrangements with the following entities which involve making portfolio holdings information available to such entities as an incidental part of the services they provide to the Company: (i) the Company’s administrator and custodian pursuant to fund accounting and custody agreements, respectively, under which the Company’s portfolio holdings information is provided daily on a real-time basis; (ii) Institutional Shareholder Services, Glass, Lewis & Co. and Investor Responsibility Research Center, Inc., pursuant to proxy voting agreements under which the portfolio holdings information of certain portfolios is provided daily, on a real-time basis; and (iii) the Company’s independent registered public accounting firm and legal counsel to whom the Company provides portfolio holdings information as needed with no lag time.

The release of information is subject to confidentiality requirements. None of the Company, Wilshire, the sub-advisers or any other person receives compensation or any other consideration in connection with such arrangements (other than the compensation paid by the Company to such entities for the services provided by them to the Company). In the event of a conflict between the interests of Portfolio shareholders and those of the Company, Wilshire, the Company’s

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principal underwriter, or any of their affiliated persons, the CCO will make a determination in the best interests of the Company’s shareholders, and will report such determination to the Board of Directors at the end of the quarter in which such determination was made.

INVESTMENT RESTRICTIONS

The investment restrictions described below, along with the Portfolio’s investment objective, are fundamental policies of the Portfolio and cannot be changed without the approval of a majority of the Portfolio’s outstanding voting shares (as defined by the 1940 Act). All percentage limitations apply only at the time of the transaction. Subsequent changes in value or in the Portfolio’s total assets will not result in a violation of the percentage limitations. The Portfolio may not:

1. Invest in commodities, except that the Portfolio may purchase and sell options, forward contracts, and futures contracts, including those relating to indices, and options on futures contracts or indices.

2. Purchase, hold or deal in real estate or oil, gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

3. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. When borrowings exceed 5% of the value of the Portfolio’s total assets, the Portfolio will not make any additional investments. For purposes of this investment restriction, the entry into options, forward contracts, or futures contracts, including those relating to indices and options on futures contracts or indices, will not constitute borrowing.

4. Make loans to others, except through the purchase of debt obligations and entry into repurchase agreements. However, the Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets, including collateral received for such loans. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company’s Board of Directors.

5. Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

6. Invest more than 25% of its assets in the securities of issuers in any single industry, provided there will be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

7. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Portfolio’s total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

8. With respect to 75% of the Portfolio’s assets, hold more than 10% of the outstanding voting securities of any single issuer.

9. Issue any senior security (as defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in investment restrictions No. 1 and 3 may be deemed to give rise to a senior security.

The following investment restrictions are non-fundamental and may be changed by a vote of a majority of the Company’s Board of Directors. The Portfolio may not:

1. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

2. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Portfolio’s net assets would be so invested.

3. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or those

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DIRECTORS AND OFFICERS

The Board of Directors (the “Board”) has responsibility for the overall management and operations of the Company. The Board establishes the Company’s policies and meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Company.

Set forth below are the names of the Directors and executive officers of the Company, their ages, business addresses, positions and terms of office, their principal occupations during the past five years, and other directorships held by them, including directorships in public companies. The address of each Director and officer is 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.

Name and Age	Position Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held by Director
Interested Director

Lawrence E. Davanzo, 54(2)	Director and President	Since 2005	Senior Managing Director, October 2004-Present, Wilshire Associates Incorporated; President, 2005- Present, Wilshire Variable Insurance Trust; Managing Director, August 2004- October 2004, Guggenheim Partners; independent investor, August 2001- August 2004; President, February 2000- August 2001, InvestorForce Securities; Managing Director and Founder, February 1991- February 2000, Asset Strategy Consulting (investment consulting firm).	19	Wilshire Variable Insurance Trust (14 Portfolios); Wilshire Associates Incorporated

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Name and Age	Position Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held by Director
Non-Interested Directors
DeWitt F. Bowman, 76	Director	Since 1996	Principal, February 1994- Present, Pension Investment Consulting (pension consulting firm).	19	Sycuan Funds; Forward Funds; PCG Private Equity Fund; Brandes Institutional International Fund (registered investment companies); RREEF America REIT III; Director, 5/94-present, RREEF America REIT (real estate investment trusts); Pacific Gas & Electric Nuclear Decommissioning Trust (trust fund for decommissioning nuclear power plants); Wilshire Variable Insurance Trust (14 Portfolios)

Roger A. Formisano, 58	Director	Since 2006	Vice President, University Medical Foundation, 2006-Present; formerly Director, The Center for Leadership and Applied Business, UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC.	19	Integrity Mutual Insurance Company, Wilshire Variable Insurance Trust (14 Portfolios)

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Name and Age	Position Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held by Director
Richard A. Holt, 65 (3)	Director	Since 2006	Retired; formerly Senior Relationship Manager, Scudder Insurance Asset Management.	19	Wilshire Variable Insurance Trust (14 Portfolios)

Harriet A. Russell, 65	Director	Since 2006	President, Greater Cincinnati Credit Union; formerly Vice President, Cincinnati Board of Education; formerly teacher, Walnut Hills High School.	19	Greater Cincinnati Credit Union Board; Wilshire Variable Insurance Trust (14 Portfolios)

George J. Zock, 56	Director, Chairman of the Board	Since 2006	Independent Consultant; Consultant, Horace Mann Service Corporation (2004 to 2005); Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997 to 2003).	19	Wilshire Variable Insurance Trust (14 Portfolios)
Officers

Scott Boroczi, 46	Treasurer	Since 2005	Vice President, Wilshire Associates Incorporated (since 2005); Relationship Manager, Municipal Trustees Service, The Bank of New York Trust Company (1997 to 2005)	N/A	N/A

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Name and Age	Position Held with the Company	Term of Office[1] and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/ Funds in Complex Overseen by Director	Other Directorships Held by Director
Helen Thompson, 39	Chief Compliance Officer and Secretary	Since 2004

Managing Director, Wilshire Associates Incorporated. (since 2003); Associate Director, First Quadrant, L.P. (2001 to 2003); Chief Investment Accountant, Financial Controller, Company Secretary, Associate Director, Compliance Officer (1996 to 2003),

First Quadrant Limited

				N/A	N/A

(1)	Directors hold office until they resign or their successors have been elected and qualified.

(2)	Mr. Davanzo is an interested person because of his position with the Company’s investment adviser, Wilshire Associates Incorporated.

(3)	Mr. Holt employs AllianceBernstein L.P., subadviser to the Large Company Value Portfolio, to manage assets that he controls.

Committees

The Board has five standing committees - an Audit Committee, a Nominating Committee, an Investment Committee, a Contract Review Committee and a Valuation Committee.

The Audit Committee monitors the Company’s accounting policies, financial reporting and internal control systems, as well as the work of the independent auditors. The members of the Audit Committee, all of whom are not considered “interested persons” of the Company within the meaning of the 1940 Act (the “Independent Directors”), include Messrs. Formisano (Chairman), Zock and Bowman. The Audit Committee held four meetings in 2006.

The Nominating Committee is primarily responsible for the identification and recommendation of individuals for Board membership. The members of the Nominating Committee, all of whom are Independent Directors, include Messrs. Zock (Chairman) and Formisano. The Nominating Committee held five meetings in 2006. Pursuant to the Company’s Governance Procedures, shareholders may submit suggestions for Board Candidates to the Nominating Committee, which will evaluate candidates for Board membership by forwarding their correspondence by U.S. mail or courier service to the Company’s Secretary for the attention of the Chair of the Nominating Committee.

The Investment Committee monitors the investment performance of the Portfolio and the performance of the Adviser and subadvisers. The members of the Investment Committee, all of whom are Independent Directors, include Mr. Holt (Chairman) and Ms. Russell. The Investment Committee held four meetings in 2006.

The Contract Review Committee coordinates the process by which the Board considers the continuance of the investment management and sub-advisory agreements, the distribution agreement and the Rule 12b-1 distribution plan. The members of the Contract Review Committee, all of whom are Independent Directors, include Messrs. Bowman (Chairman), Formisano, Holt and Zock and Ms. Russell. The Contract Review Committee held four meetings in 2006.

The Valuation Committee oversees the activities of the Pricing Committee and fair values of Portfolio securities. The members of the Valuation Committee, all of whom are Independent Directors (except for Mr. Davanzo), include Messrs. Davanzo (Chairman) and Holt and Ms. Russell, Mr. Bowman (alternate), Mr. Formisano (alternate), and Mr. Zock (alternate). The Valuation Committee held one meeting in 2006.

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Security and Other Interests

The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Company as of December 31, 2006.

DIRECTORS WHO ARE NOT “INTERESTED PERSONS” OF THE COMPANY

Name of Director	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
DeWitt F. Bowman	None	None
Roger A. Formisano	None	None
Richard A. Holt	None	None
Harriet A. Russell	None	None
George J. Zock	None	None

DIRECTOR WHO IS AN “INTERESTED PERSON” OF THE COMPANY

Name of Director	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
Lawrence E. Davanzo	None	None

As of December 31, 2006, none of the Independent Directors, or any of their immediate family members owned, beneficially or of record, any securities in Wilshire, LA Capital or PFPC Distributors, Inc. (“PFPC Distributors”), distributor of the Company, or any securities in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Wilshire, LA Capital or PFPC Distributors.

Compensation

The table below sets forth the compensation paid to the Independent Directors of the Company for the 12 months ended December 31, 2006. The Company does not compensate the “interested” Director or any of the officers, with the exception of the Company’s CCO, for the services they provide. The Company and the Wilshire Variable Insurance Trust each pay a portion of the CCO’s compensation, and Wilshire pays the remainder of such compensation. The Company and Wilshire Variable Insurance Trust together pay each Independent Director an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

DIRECTORS WHO ARE NOT “INTERESTED PERSONS” OF THE COMPANY

Director	Aggregate Compensation from the Portfolio	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Portfolio and the Fund Complex[1]
DeWitt F. Bowman	$12,762	N/A	N/A	$27,000
Roger D. Formisano[2]	$12,762	N/A	N/A	$27,000
Cynthia A Hargadon[3]	$6,096	N/A	N/A	$14,500
Richard A. Holt[2]	$12,762	N/A	N/A	$27,000

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Harriet A. Russell[2]	$10,747	N/A	N/A	$23,000
George J. Zock[2]	$18,296	N/A	N/A	$37,667

(1)	This is the total amount compensated to the Director for his or her service on the Company’s Board and the board of any other investment company in the fund complex. “Fund complex” means two or more registered investment companies that hold themselves out as related companies for purposes of investment and investor services, or have a common investment adviser or are advised by affiliated investment advisers.

(2)	Elected to the Board of Directors at a Special Meeting of Shareholders held February 8, 2006.

(3)	Ms. Hargadon resigned from the Board on May 2, 2006.

PRINCIPAL HOLDERS OF SECURITIES

Listed below are the names and addresses of those shareholders who owned of record 5% or more of the outstanding Qualified Class of shares of the Portfolio as of March 31, 2007. The Company has no information regarding the beneficial ownership of the shares. Shareholders who have the power to vote a large percentage of shares of the Portfolio may be in a position to control the Portfolio and determine the outcome of a shareholder meeting. A shareholder who owns, directly or indirectly, 25% or more of the Portfolio’s voting securities may be deemed a “control person,” as defined by the 1940 Act. As of March 31, 2007, the Directors and officers of the Company as a group owned less than 1% of the outstanding shares of the Portfolio.

Shareholder	Percentage Owned
Nationwide Life Insurance Company of America c/o IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218	100%

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser and Sub-Adviser

Wilshire is the investment adviser to the Portfolio pursuant to an Investment Advisory Agreement dated April 1, 2002 (the “Advisory Agreement”). LA Capital is the sub-adviser to the Portfolio pursuant to a sub-advisory agreement between Wilshire and LA Capital dated April 1, 2002, as amended March 29, 2007, subject to the supervision of the Board of Directors and Wilshire.

Investment Advisory Agreement and Fees

Under the Advisory Agreement, Wilshire may charge annual fees of up to 0.10% of the average daily net assets of the Portfolio. All advisory fees are accrued daily. For the fiscal years ended December 31, 2004, 2005 and 2006 the advisory fees for the Portfolio paid to Wilshire, and the corresponding percentages of average net assets were as follows:

	Advisory Fee Payable	% of Average Net Assets
2004	$147,654	0.10%
2005	$165,313	0.10%
2006	$168,830	0.10%

The Advisory Agreement provides that Wilshire will act as the investment adviser to the Portfolio, and may recommend to the Board of Directors one or more sub-advisers to manage the Portfolio or portions thereof. Upon appointment of a sub-adviser, Wilshire will review, monitor and report to the Board regarding the performance and investment procedures of the sub-adviser, and assist and consult the sub-adviser in connection with the investment program of the Portfolio.

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The Advisory Agreement provides that Wilshire shall exercise its best judgment in rendering the services to be provided to the Portfolio under the Advisory Agreement. Wilshire is not liable under the Advisory Agreement for any error of judgment or mistake of law or for any loss suffered by the Portfolio. Wilshire is not protected, however, against any liability to the Portfolio or its shareholders to which Wilshire would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Advisory Agreement, or by reason of Wilshire’s reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement will continue in force unless sooner terminated as provided in certain provisions contained in the Advisory Agreement. It is terminable with respect to the Portfolio without penalty on 60 days’ notice by the Company’s Board of Directors, by vote of a majority of the Portfolio’s outstanding shares (as defined in the 1940 Act), or on at least 90 days’ notice by Wilshire. The Advisory Agreement terminates in the event of its assignment (as defined in the 1940 Act).

Investment Sub-Advisory Agreements and Fees

Under the Sub-Advisory Agreement, the fees payable to LA Capital with respect to the Portfolio will be paid exclusively by Wilshire and not directly by the stockholders of the Portfolio. For the fiscal years ended December 31, 2004, 2005 and 2006, the sub-advisory fees paid to LA Capital by Wilshire with respect to the Portfolio and the corresponding percentages of net assets were as follows:

	Sub-Advisory Fee Paid	% of Average Net Assets
2004	$1,217	0.05%
2005	$82,656	0.05%
2006	$84,415	0.05%

LA Capital is an independent contractor and may act as an investment adviser to other clients. Wilshire may retain one or more other sub-advisers with respect to any portion of the assets of the Portfolio other than the portion to be managed by LA Capital.

LA Capital will not be liable to Wilshire, the Company or any stockholder of the Company for any error of judgment, mistake of law, or loss arising out of any investment, or for any other act or omission in the performance by LA Capital of its duties, except for liability resulting from willful misfeasance, bad faith, negligence or reckless disregard of its obligations. LA Capital will indemnify and defend Wilshire, the Company, and their representative officers, directors, employees and any person who controls Wilshire for any loss or expense arising out of or in connection with any claim, demand, action, suit or proceeding relating to any material misstatement or omission in the Company’s registration statement, any proxy statement, or any communication to current or prospective investors in the Portfolio, if such misstatement or omission was made in reliance upon and in conformity with written information furnished by LA Capital to Wilshire or the Portfolio. Any claim or controversy arising out of or relating to the Sub-Advisory Agreement which is not settled by agreement of the parties will be settled by arbitration.

The Sub-Advisory Agreement will continue in force unless sooner terminated as provided in the Sub-Advisory Agreement, so as long it is specifically approved for the Portfolio at least annually in the manner required by the 1940 Act (currently requiring annual approval by the Board).

Portfolio Manager

The following paragraphs provide certain information with respect to the portfolio manager of the Portfolio as identified in the prospectus and the material conflicts of interest that may arise in connection with his management of the investments of the Portfolio, on the one hand, and the investments of other client accounts for which he may have primary responsibility. Certain other potential conflicts of interest with respect to personal trading and proxy voting are discussed below under “Code of Ethics” and “Proxy Voting Policy and Procedures.”

LA Capital. LA Capital manages the Portfolio. Thomas D. Stevens, LA Capital’s president, is the primary portfolio manager for the Portfolio. The table below includes details regarding the number of registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Stevens, total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of December 31,

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2006:

Thomas D. Stevens

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	11	$1,136.6	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	31	$3,420.4	7	$779.9

As of December 31, 2006, LA Capital managed 42 portfolios, most of which have minimal overlap with other accounts with respect to investment mandates, and which use 24 different benchmarks. Although certain of its accounts may have common benchmarks, the accounts typically have different risk profiles, cost budgets, or alpha targets, which result in differing investment portfolios.

While each client account is managed individually, LA Capital does purchase and/or sell the same securities for many accounts. When possible, the firm aggregates client purchases and sales in the same securities. Each client in an aggregated transaction receives the same execution price per share, which reflects an average of prices if the order is executed in multiple trades, and is charged a pro rata share of the total commission charge. However, where a client has directed that a specific broker be used to execute transactions, such transactions may not be aggregated with other orders entered at the same time in the same security, with the result that commission rates and execution prices for such client may differ from those obtained on the aggregated transaction. In general, an aggregated transaction may enable LA Capital to obtain a discounted commission charge and a more favorable execution price. If an executing broker is unable to fill an aggregated transaction completely and only partially completes the aggregated trade, LA Capital allocates the partially filled transaction to clients participating in the aggregated transaction on a pro-rata basis, subject to adjustments for additional factors, including the cash availability within individual accounts and the maintenance of appropriate portfolio sector weightings. Since clients have different investment strategies and objectives, LA Capital may purchase or hold a security for one client, and sell the same security for another client. In general, however, LA Capital believes that there are no significant conflicts resulting from various client accounts owning or trading the same securities. LA Capital seeks to mitigate liquidity problems by executing trades in highly liquid tranches. An account rebalance may take up to two or three days to complete.

LA Capital’s portfolio managers, including Mr. Stevens, are the majority owners of the firm and are compensated based on LA Capital’s profits rather than on performance of particular accounts. Mr. Stevens’ compensation consists of a base salary, profit sharing and distribution of the firm’s profits, which vest over a period of four years. Mr. Stevens manages seven accounts with performance fee arrangements which, depending upon performance, may increase the revenues of the firm.

Mr. Stevens does not own shares of the Portfolio.

SEC Exemptive Order

The SEC has issued an order (the “Order”) to Wilshire exempting it from the 1940 Act requirement to submit to stockholders new or materially amended sub-advisory agreements for their approval, and reducing the amount of disclosure required to be provided regarding the fees paid to sub-advisers. The Order provides that Wilshire may identify, retain and compensate sub-advisers that are not “affiliated persons” of Wilshire as defined in the 1940 Act, to manage all or portions of the portfolios of the Company. Wilshire is responsible for, among other things: setting each portfolio’s investment strategy and structure; selecting sub-advisers; ongoing monitoring and evaluation of sub-advisers; implementing procedures to ensure that sub-advisers comply with the portfolios’ investment objectives, policies and guidelines/restrictions; terminating sub-advisers; and reallocating assets among sub-advisers. Wilshire may allocate portions of each portfolio’s assets among multiple sub-advisers with complementary management styles and securities selection disciplines; monitor the performance of each portion of a portfolio and each portfolio as a whole; and terminate sub-advisers to the extent necessary to achieve the overall objective of the portfolio. Wilshire’s criteria for termination of a sub-adviser include (but are not limited to) departure of key personnel; acquisition by a

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third-party; change in or departure from investment style; inadequate investment processes that could result in inconsistent security selection, valuation or compliance; and the inability over time to maintain above-average performance.

The Order was granted subject to, among other things, the following conditions: (1) prior to becoming effective with respect to a portfolio, the stockholders of such portfolio would approve operation of such portfolio in the manner described above (the stockholders of the Portfolio approved such operation on March 29, 2002); (2) the portfolio’s prospectus would describe the Order; (3) if a new sub-adviser were retained or a sub-advisory agreement were materially amended, Wilshire would furnish the relevant stockholders within 90 days all the information that would have been provided in a proxy statement soliciting approval of the sub-advisory agreement, except for certain fee information; (4) the majority of the Board of Directors would be independent, and new independent directors would be nominated by such existing independent directors; (5) in approving any change in sub-adviser, the Board would find that such change is in the best interests of the portfolio and its stockholders; (6) Wilshire would provide the Board with information about its profitability with respect to the portfolio on a quarterly basis; (7) whenever a sub-adviser is retained or terminated, Wilshire would provide an analysis of the effect of the change on its profitability; (8) no director or officer of the Company or Wilshire would own any interest in any sub-adviser, subject to certain exceptions; and (9) the independent directors of the Company would engage independent counsel to represent them.

Services Agreement

The Company has entered into a Fund Accounting, Financial and Regulatory Administration and Transfer Agency Services Agreement, dated June 27, 2005, with PFPC Inc. (“PFPC”). PFPC is located at 760 Moore Road, King of Prussia, PA 19406 and is an affiliate of PFPC Distributors, Inc., the Company’s distributor. PFPC and PFPC Distributors are wholly-owned subsidiaries of PNC Financial Services Group. PFPC furnishes the Company with transfer agency services, fund accounting services, administration services and certain other services as may be required by the Company. PFPC also prepares tax returns, reports to the Portfolios’ shareholders, and reports and filings with the SEC and state securities authorities; prepares ongoing compliance updates; provides consultation to the Company with respect to regulatory matters, including monitoring regulatory and legislative developments that may affect the Portfolios; assists in the preparation of quarterly board materials; and generally assists in all aspect of the Portfolios’ operations, other than providing legal or investment advice.

PFPC furnished the Company with transfer agency services, fund accounting services, administration services and certain other services pursuant to a prior agreement dated May 31, 1999, as amended September 27, 1999, January 3, 2003 and October 1, 2003.

For the fiscal years ended December 31, 2004, 2005 and 2006 the accounting and administration fees paid to PFPC were as follows:

Administration and Accounting Fees
2004	$252,480
2005	$199,187
2006	$125,991

Expenses

From time to time, Wilshire or PFPC, the Company’s administrator and transfer agent, may waive receipt of its fees and/or voluntarily assume certain expenses of the Portfolio or the Company, which would have the effect of lowering the overall expense ratio of the Portfolio and increasing the return to investors at the time such amounts are waived or assumed, as the case may be. The Company will not pay Wilshire or PFPC for any amounts which may be waived or assumed. Each of PFPC Distributors, Wilshire or PFPC may bear other expenses of distribution of the shares of the Portfolio or of the provision of shareholder services to the Portfolio’s shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Company.

All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by PFPC Distributors, Wilshire or PFPC. The expenses borne by the Company include taxes; interest;

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brokerage fees and commissions, if any; fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of PFPC Distributors, Wilshire or PFPC or any of their affiliates; SEC fees; state Blue Sky qualification fees; advisory and administration fees; charges of custodians; transfer and dividend disbursing agents’ fees; certain insurance premiums; industry association fees; outside auditing and legal expenses; costs of maintaining the Company’s existence; costs of independent pricing services; costs attributable to investor services (including, without limitation, telephone and personnel expenses); costs of shareholders’ reports and meetings; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; and any extraordinary expenses. Expenses attributable to a particular series or class of shares are charged against the assets of that series or class. Other expenses of the Company are allocated among all series on a basis determined by Wilshire, subject to supervision by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of the Portfolio.

Service and Distribution Plan

The Service and Distribution Plan (the “Plan”) of the Company adopted pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder was approved as to the Qualified Class Shares of the Portfolio by vote of the majority of both (a) the Directors of the Company and (b) those Directors who are not interested persons of the Company (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Plan or any agreement related to it (the “Independent Directors”), in each case cast in person at a meeting called for the purpose of voting on the Plan.

The Qualified Class Shares of the Portfolio reimburses PFPC Distributors for its distribution and shareholder services expenses (the “Distribution Fee”) at an annual rate of up to 0.25 of 1% of the average daily net assets attributable to the Qualified Class Shares. The Distribution Fee is accrued daily and paid monthly or at such other intervals as the Directors of the Company shall determine.

The Plan will continue in effect with respect to the Qualified Class Shares of the Portfolio only so long as such continuance is specifically approved at least annually by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the 1940 Act or the rules and regulations thereunder) of both (a) the Directors of the Company and (b) the Independent Directors of the Company, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended in any material respect unless such amendment is approved by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the 1940 Act or the rules and regulations thereunder) of both (a) the Directors of the Company and (b) the Independent Directors of the Company, cast in person at a meeting called for the purpose of voting on the Plan, and may not be amended to increase materially the amount to be spent thereunder without such approvals and approval by vote of at least a majority (as defined in the 1940 Act) of the outstanding Qualified Class Shares of the Portfolio. The Plan may be terminated at any time with respect to the Qualified Class Shares of the Portfolio by vote of a majority of the Independent Directors or by vote of a majority (as defined in the 1940 Act) of the outstanding Qualified Class Shares of the Portfolio. Amounts spent on behalf of the Qualified Class Shares of the Portfolio pursuant to such Plan during the fiscal year ended December 31, 2006, are set forth below.

	Printing	Compensation to Brokers-Dealers	Compensation to Sales Personnel	Other	Total
2006	$0	$2,371	$0	$0	$2,371

Shareholder Servicing Plan

The Portfolio has adopted a shareholder services plan for its Qualified Class Shares which authorizes payments by the Qualified Class Shares annually of up to 0.15% of the average daily net assets attributable to Qualified Class Shares for certain non-distribution shareholder services provided by Insurers or other financial intermediaries.

Transfer and Dividend Disbursing Agent

PFPC, 760 Moore Road, King of Prussia, Pennsylvania 19406-1212, serves as the Company’s transfer agent and dividend disbursing agent.

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Custodian

PFPC Trust Company, located at 8800 Tinicum Boulevard, 3rd Floor, Philadelphia, PA, serves as the Company’s custodian.

Counsel

Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Company and the Independent Directors.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the Company’s independent registered public accounting firm.

CODE OF ETHICS

The Board of Directors of the Company has adopted a joint Code of Ethics for the Company and Wilshire, pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics restricts the investing activities of Company officers, Directors and advisory persons, and, as described below, imposes additional, more onerous restrictions on Portfolio investment personnel.

Each person covered by the Code of Ethics is prohibited from purchasing or selling any security which, to such person’s knowledge, is being purchased or sold (as the case may be), or is being considered for purchase or sale, by the Portfolio. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, “blackout periods” which prohibit trading by investment personnel of the Portfolio within periods of trading by the Portfolio in the same security, and a ban on short-term trading in securities. Investment personnel are required to preclear any personal securities investment (with limited exceptions, such as government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The preclearance requirement and associated procedures are designed to identify any prohibition or limitation applicable to a proposed investment.

In addition, LA Capital has adopted a code of ethics under Rule 17j-1 under the 1940 Act. The code permits personnel, subject to the conditions of the code, to invest in securities including securities that may be purchased or held by the Portfolio.

PROXY VOTING POLICY AND PROCEDURES

The Board of Directors of the Company has delegated to Wilshire the responsibility for voting proxies relating to portfolio securities held by the Portfolio as a part of Wilshire’s general management of the Portfolio, subject to the Board’s continuing oversight. Wilshire may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by the Portfolio to LA Capital or any other sub-adviser retained to provide investment advisory services to the Portfolio.

The right to vote proxies with respect to portfolio securities held by the Portfolio is an asset of the Company. Wilshire, LA Capital, or any other sub-adviser to which authority to vote on behalf of the Portfolio is delegated, acts as a fiduciary of the Portfolio and must vote proxies in a manner consistent with the best interest of the Portfolio and its shareholders.

At least annually, Wilshire (if it has retained the authority to vote proxies on behalf of the Portfolio) and LA Capital present to the Board its policies, procedures and other guidelines for voting proxies. In addition, Wilshire and LA Capital notify the Board promptly of material changes to any of these documents.

At least annually, Wilshire (if it has retained the authority to vote proxies on behalf of the Portfolio) and LA Capital provide to the Board a record of each proxy voted with respect to portfolio securities of the Portfolio during the year. With respect to those proxies that Wilshire or LA Capital has identified as involving a conflict of interest, Wilshire or LA Capital submits a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a “conflict of interest” is deemed to occur when Wilshire or

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LA Capital or an affiliated person of Wilshire or LA Capital has a financial interest in a matter presented by a proxy to be voted on behalf of the Portfolio, other than the obligation Wilshire or LA Capital incurs as investment adviser to the Portfolio, which may compromise Wilshire’s or LA Capital’s independence of judgment and action in voting the proxy.

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Portfolio may be revoked by the Board, in whole or in part, at any time.

The Company is required to file an annual report of each proxy voted with respect to portfolio securities of the Portfolio during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year. Information regarding how Wilshire or LA Capital voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-888-200-6796, (ii) or on the SEC’s website at www.sec.gov.

Certain information regarding the proxy voting policies of Wilshire and LA Capital is summarized below.

Wilshire

Wilshire has delegated to LA Capital the responsibility for voting the securities in the Portfolio. Wilshire reviews LA Capital’s proxy voting activities annually. If it should become responsible for direct management of the Portfolio for short periods of time, on a transition basis, Wilshire will engage a professional proxy voting service to vote the securities under its direct management.

LA Capital

LA Capital has engaged Glass, Lewis & Co. (“Glass Lewis”) who has partnered with Investor Responsibility Research Center, Inc., as its proxy voting agent. Although LA Capital has established voting guidelines developed in conjunction with Glass Lewis, it casts each vote on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances.

LA Capital has designated a compliance officer who is responsible for administering and overseeing the proxy voting process. In addition, a proxy committee formally approves and reviews all proxy guidelines, procedures and voting records.

LA Capital believes that by employing Glass Lewis to monitor and vote all proxies on its behalf, it has minimized the potential for material conflicts of interest. If a material conflict of interest arises, LA Capital will notify the client of the conflict, and unless the client directs LA Capital to vote the proxy in a certain manner, LA Capital will vote in accordance with its policy based on Glass Lewis’ recommendations.

Glass Lewis’ general positions on various proposals are as follows:

Director Matters - Glass Lewis generally votes for all director nominees, except in the case of contested nominees, which are evaluated on a case-by-case basis. It votes against giving boards authority to set board size and against proposals to impose classified boards. It also votes against proposals permitting the removal of directors without cause.

Shareholder Rights - Glass Lewis typically votes against poison pills, non-technical charter amendments that reduce shareholder rights, and limiting the right of shareholders to act by written consent or to call special meetings. It also votes against adoption of supermajority votes for business transactions.

Compensation and Benefit Plans - Glass Lewis generally votes against stock incentive plans if, among other things, the outstanding common stock will be diluted by greater than 10%, the plan allows the company to reprice or replace underwater options without shareholder approval, or the plan allows nonqualified options to be priced at less than 85% of fair market value.

Routine Matters - Glass Lewis generally votes in favor of ratification of auditors, name changes, and technical amendments to charter documents.

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PORTFOLIO TRANSACTIONS

LA Capital supervises the placement of orders for the purchase or sale of portfolio securities on behalf of the Portfolio. In this capacity, LA Capital allocates portfolio transactions among broker-dealers in the best judgment of LA Capital and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected may include those that provide statistical data, investment information, economic facts and opinions to LA Capital. Information so received is in addition to and not in lieu of services required to be performed by LA Capital and its fees are not reduced by the receipt of such supplemental information. Such information may be useful to LA Capital in serving both the Portfolio and other clients which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to LA Capital in carrying out its obligations to the Portfolio. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. When transactions are executed in the over-the-counter market, the Portfolio will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable. LA Capital has procedures in place to monitor best execution. LA Capital and Wilshire do not consider the sale of Portfolio shares in selecting brokers to effect Portfolio transactions.

Although LA Capital makes investment decisions for the Portfolio independently from those of its other accounts, investments of the kind made by the Portfolio may often also be made by such other accounts. When LA Capital buys or sells the same security at substantially the same time on behalf of the Portfolio and one or more other accounts managed by LA Capital, it allocates available investments by such means as, in its judgment, result in fair treatment. LA Capital aggregates orders for purchases and sales of securities of the same issuer on the same day among the Portfolio and its other managed accounts, and the price paid to or received by the Portfolio and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Portfolio or the size of the position purchased or sold by the Portfolio.

Portfolio turnover may vary from year to year, as well as within a year. Under normal market conditions, the Portfolio’s turnover rate generally will not exceed 80%. High turnover rates, generally as a result of fluctuating market conditions, are likely to result in comparatively greater brokerage expenses. Recognizing this, LA Capital attempts to minimize the cost per share of trading while at the same time implementing only those trades necessary to maintain the proper style exposure.

For the fiscal years ended December 31, 2004, 2005 and 2006, the Portfolio paid total brokerage commissions of $126,303, $180,228 and $859,295, respectively.

As of December 31, 2006, the Portfolio held the following securities of its regular brokers or dealers as follows:

Brokers or Dealers	Market Value
Bear Stearns Cos., Inc.	$385,930
Friedman, Billings, Ramsey Group, Inc., Class A	$26,880
Goldman Sachs Group, Inc.	$1,020,672
Investment Technology Group, Inc.	$12,864
Jefferies Group, Inc.	$21,456
JP Morgan Chase & Co.	$2,247,399
Lehman Brothers Holdings, Inc.	$563,870

LA Capital paid on behalf of the Portfolio brokerage commissions of $273,121, representing 31.78% of the Portfolio’s total brokerage commissions, for the fiscal year ended December 31, 2006 to firms which provided research services to LA Capital as well as execution services. As described above, brokerage transactions were directed to such firms based primarily on their ability to provide the best price and execution of such transactions.

No brokerage commissions were paid to PFPC Distributors. There were no spreads or concessions on principal transactions for any such period.

NET ASSET VALUE

The net asset value per share of each class of the Portfolio is calculated as of the close of regular trading on the NYSE,

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normally 4:00 p.m. (EST), on each day the NYSE is open for trading.

The Portfolio sells and redeems its shares at net asset value per share, without a sales or redemption charge. No minimum purchase or redemption amounts apply. The daily net asset value of the Portfolio’s shares is determined by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of the Portfolio less its liabilities. The price at which a purchase is effected is based on the next calculated net asset value after the order is received by your insurance company, as described in the product prospectus describing your particular variable annuity contract. A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded over-the-counter (other than on NASDAQ) in the United States are valued at the last current sale price. If there are no such sales, the most recent bid quotation is used. Securities quoted on the NASD Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ Official Closing Price. If there are no such sales, the value is the bid quotation. Equity Securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Foreign securities are converted to United States dollars using exchange rates at the close of the New York Stock Exchange. In the event market quotations are not readily available, securities are valued according to procedures established by the Board of Directors or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least one representative of the adviser who is an officer of the Trust and at least one portfolio management professional of the subadviser responsible for managing the portion of the Portfolio whose securities require a fair value determination, or the Company’s Valuation Committee. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee.

Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. Under the amortized cost method of valuation, the security is initially valued at cost. Then, the Company assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon the sale of the security. When market quotations are not available, securities are valued at fair value as discussed above.

PURCHASE AND REDEMPTION OF SHARES

The following information supplements and should be read in conjunction with the section in the prospectus entitled “Purchase and Redemption of Shares.” The Company does not have any arrangements with any person to permit frequent purchases and redemptions of Portfolio shares.

The Distributor. PFPC Distributors, Inc., located at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Company’s distributor pursuant to a Distribution Agreement which is renewable annually by the Board of Directors. The Qualified Class Shares of the Portfolio are continuously offered to Insurers at the net asset value per share next determined after a proper purchase request has been received and accepted by the Company. The Distribution Agreement between the Distributor and the Company provides that the Company shall indemnify the Distributor against any liability arising out of any untrue statement of a material fact or any omission of a material fact in the Company’s registration statement necessary to make the statements therein misleading, unless such liability results from the Distributor’s willful misfeasance, bad faith or negligence in the performance of its duties under the Agreement.

In-Kind Purchases. Payments for the Portfolio’s shares may, at the discretion of the Company, be made in the form of securities which are permissible investments for the Portfolio. For further information about this form of payment, please contact PFPC. Generally, securities which are accepted by the Company as payment for the Portfolio’s shares will be valued using the Portfolio’s procedures for valuing its own shares at the time the Portfolio’s net asset value is next determined after receipt of a properly completed order. All dividends, interest, subscription or other rights pertaining to such securities will become the property of the Portfolio and must be delivered to the Portfolio upon receipt from the issuer. The Company will require that (1) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Portfolio and are not subject to any restriction on sale by the Portfolio under the Securities Act of 1933, as amended, or otherwise; and (3) the Portfolio receives such other documentation as the Company may, in its discretion, deem necessary or appropriate. Investors may realize a gain or loss for federal income tax purpose upon the securities that are used for such a payment.

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Signatures. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed if the amount redeemed exceeds $50,000, if proceeds are to be paid to someone other than the registered holder of shares, or if the investor’s address of record has changed within the past 60 days. PFPC has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program (NYSE MSP), the Securities Transfer Agents Medallion Program (STAMP) and the Stock Exchanges Medallion Program (SEMP). Guarantees must be signed by an authorized signatory of the guarantor and “Signature Guaranteed” must appear with the signature. PFPC may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call the telephone number listed on the cover.

Redemption Commitment. The Company reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be readily marketable, to the extent available, and would be valued in the same manner as the Portfolio’s investment securities are valued. If the recipient sold such securities, brokerage charges would be incurred. Receipt of such securities is a taxable event for federal income tax purposes.

Suspension of Redemptions. The Company may suspend the right of redemption with respect to the Portfolio or postpone the date of payment (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the shareholders.

New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year’s Day, Presidents’ Day, Rev. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information supplements and should be read in conjunction with the section in the prospectus entitled “Dividends and Distribution Information” and “Federal Income Tax Information.” For a discussion of the impact on Contract Owners of income taxes an Insurer may owe as a result of its ownership of Qualified Class Shares of the Portfolio, its receipt of dividends and distributions thereon, and its gains from the purchase and sale thereof, reference should be made to your employer’s Contract disclosure statement.

Regulated Investment Companies

The Company’s management believes that the Portfolio qualified as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”) for the fiscal year ended December 31, 2006 and intends to meet the same qualifications for the fiscal year ended December 31, 2007. Qualification as a regulated investment company relieves the Portfolio from any liability for federal income taxes to the extent that its earnings are distributed in accordance with the applicable provisions of the Code. The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency.

As a regulated investment company, the Portfolio will not be liable for federal income tax on its income and gains provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the Code requires, among other things, that the Portfolio (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, cash items, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally

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limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), of two or more issuers other than the securities of other regulated investment companies which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or of one or more qualified publicly traded partnerships; and (c) distribute each taxable year at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) determined without regard to the deduction for dividends paid.

Because the Portfolio is established in part as an investment for certain variable annuity contracts, the Code imposes additional diversification requirements on the Portfolio. Generally, these requirements are that at each calendar quarter end or within 30 days thereafter no more than 55% of the Portfolio’s total assets may be in any one investment, no more than 70% in any two investments, no more than 80% in any three investments, and no more than 90% in any four investments.

The Portfolio generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, the Portfolio must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all undistributed ordinary income and capital gain net income for previous years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Portfolio in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year. To avoid the excise tax, the Portfolio intends to make timely distributions of its income in compliance with these requirements and anticipates that it will not be subject to the excise tax.

Dividends paid by the Portfolio from ordinary income, and distributions of the Portfolio’s net realized short-term capital gains, are taxable to its shareholders as ordinary income. Distributions to corporate shareholders will be eligible for the 70% dividends received deduction, and distributions to individual and other noncorporate shareholders will be eligible for taxation at their maximum long-term capital gain rate, to the extent that the income of the Portfolio is derived from certain qualifying dividends. Dividend income earned by the Portfolio will be so eligible only if the Portfolio has satisfied holding period requirements. In addition, a shareholder must meet certain holding period requirements with respect to his or her Portfolio shares. Within 60 days after the end of its taxable year, the Portfolio will send to its shareholders a written notice designating the amount of any distributions made during such year which may be taken into account by its shareholders for purposes of such provisions of the Code. Net capital gain distributions are not eligible for the dividends received deduction.

Under the Code, any distributions designated as being made from net capital gains are taxable to the Portfolio’s shareholders as long-term capital gains, regardless of the holding period of the shares held by such shareholders. Such distributions of net capital gains will be designated by the Portfolio as a capital gains distribution in a written notice to its shareholders. Any loss on the sale of shares held for six months or less will be treated as a long-term capital loss for federal income tax purposes to the extent a shareholder receives net capital gain distributions on such shares. The maximum federal income tax rate applicable to long-term capital gains is currently 15% for individual shareholders. Corporate shareholders are taxed on long-term capital gain at the same rates as ordinary income. Dividends and distributions are taxable whether received in cash or reinvested in additional shares of the Portfolio.

Any dividend or distribution paid shortly after an Insurer’s purchase may have the effect of reducing the aggregate net asset value of shares below the cost of investment. Such a dividend or distribution would be a return on investment in an economic sense and subject to federal income tax. This is referred to as “buying a dividend.”

Rule 12d1-1, under the 1940 Act, permits the Portfolio to invest an unlimited amount of its uninvested cash in a money market fund so long as such investment is consistent with the Portfolio’s investment objectives and policies. As a shareholder in an investment company, the Portfolio would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

Hedging Transactions

If an Insurer holds shares of the Portfolio while holding a short position in a regulated futures contract or an option in

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such regulated futures contract that substantially diminishes the Insurer’s risk of loss in its Portfolio shares (an “offsetting position”), Internal Revenue Service regulations clarify that (i) any losses on the disposition of Portfolio shares will be required to be deferred to the extent of any unrealized appreciation in the short position and (ii) such holding will limit the Insurer’s ability to claim the corporate dividends received deduction in respect of Portfolio dividends.

Ordinarily, gains and losses realized from portfolio transactions will be treated as a capital gain or loss. All or a portion of the gain realized from engaging in “conversion transactions” may be treated as ordinary income under Section 1258 of the Code. “Conversion transactions” are defined to include certain futures, option and “straddle” transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

Under Section 1256 of the Code, a gain or loss realized by the Portfolio from certain financial futures transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures as well as from closing transactions. In addition, any such futures remaining unexercised at the end of the Portfolio’s taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio characterized in the manner described above.

Offsetting positions held by the Portfolio involving financial futures may constitute “straddles.” Straddles are defined to include “offsetting positions” in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Code. As such, all or a portion of any short- or long-term capital gain from certain “straddle” and/or conversion transactions may be recharacterized as ordinary income.

If the Portfolio were treated as entering into straddles by reason of its futures transactions, such straddles could be characterized as “mixed straddles” if the futures transactions comprising such straddles were governed by Section 1256 of the Code. The Portfolio may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be recharacterized as short-term capital gain, and as a result of the conversion transaction rules, long-term capital gain may be recharacterized as ordinary income.

Under Section 1259 of the Code, the Portfolio may recognize gain if it enters into a short role of, or a forward or futures contract to deliver the same or substantially identical property relating to an appreciated direct position held by the Portfolio. Such transactions may be considered constructive sales of the appreciated direct for federal income tax purposes.

Other Tax Information

The Portfolio may be required to withhold for U.S. federal income taxes 28% of all taxable distributions payable to shareholders who fail to provide the Company with their correct taxpayer identification number or to make required certifications, or who have been notified (or if the Company is notified) by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

The Company may also be subject to state or local taxes in certain states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Company and of shareholders of a Portfolio with respect to distributions by the Portfolio may differ from federal income tax treatment. Distributions to shareholders may be subject to additional state and local taxes.

The foregoing is only a summary of certain federal income tax rules affecting the Portfolio and its investors. Shareholders should consult their own tax advisers regarding specific questions as to Federal, state or local taxes in light of their particular circumstances.

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Capital Loss Carry Forwards

On December 31, 2006 the Portfolio had available for federal income tax purposes unused capital losses as follows:

Expiring December 31,
2010	2011	2012	2013
$7,939,802	$3,810,802	$5,509,772	$108,266

OTHER INFORMATION

The Company is a Maryland corporation organized on July 30, 1992. It currently has five Portfolios - Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and the Portfolio — each of which has several classes of shares. The title of each class of each portfolio is as follows:

Large Company Growth Portfolio:

Large Company Growth Portfolio – Investment Class Shares

Large Company Growth Portfolio – Institutional Class Shares

Large Company Value Portfolio:

Large Company Value Portfolio – Investment Class Shares

Large Company Value Portfolio – Institutional Class Shares

Small Company Growth Portfolio:

Small Company Growth Portfolio – Investment Class Shares

Small Company Growth Portfolio – Institutional Class Shares

Small Company Value Portfolio:

Small Company Value Portfolio – Investment Class Shares

Small Company Value Portfolio – Institutional Class Shares

The Portfolio:

Dow Jones Wilshire 5000 Indexsm Portfolio – Investment Class Shares

Dow Jones Wilshire 5000 Indexsm Portfolio – Institutional Class Shares

Dow Jones Wilshire 5000 Indexsm Portfolio – Horace Mann Class of Shares

Dow Jones Wilshire 5000 Indexsm Portfolio – Qualified Class of Shares

Each share of a Portfolio has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of each class of a Portfolio have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of all series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Directors from the separate voting requirements of the Rule. Rule 18f-3 under the 1940 Act makes further provision for the voting rights of each class of shares of an investment company which issues more than one class of voting shares. In particular, Rule 18f-3 provides that each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to the class’ arrangement for services and expenses, and shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Shareholders and Contract Owners will receive annual and semi-annual reports that include the Portfolio’s financial statements.

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FINANCIAL STATEMENTS

The Company’s audited financial statements for the Portfolio contained in its annual report for the fiscal year ended December 31, 2006 are incorporated into this SAI by reference in their entirety. Such financial statements have been audited by the Company’s independent registered public accounting firm, PricewaterhouseCoopers, LLP, whose report thereon appears in such annual report. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing.

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WILSHIRE MUTUAL FUNDS, INC.

PART C - OTHER INFORMATION

Item 23.	Exhibits:

(a)(1)	Articles of Incorporation dated July 30, 1992 are incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A which was filed on November 12, 1993 (“Post-Effective Amendment No. 3”).

(2)	Articles of Amendment dated August 20, 1992 to the Articles of Incorporation are incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 3.

(3)	Articles Supplementary to the Articles of Incorporation classifying shares of each Series of the Fund are incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A which was filed on April 2, 1996 (“Post-Effective Amendment No. 8”).

(4)	Articles of Amendment to the Articles of Incorporation amending the name of the Fund and the name of a class of shares of each Series of the Fund are incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 8.

(5)	Articles Supplementary dated June 24, 1997 to the Articles of Incorporation establishing and classifying shares of the Intermediate Portfolio Corporate Bond and Long-Term Corporate Bond Portfolio of the Fund are incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A which was filed on July 10, 1997 (“Post-Effective Amendment No. 11”).

(6)	Articles Supplementary dated June 8, 1998 to the Articles of Incorporation establishing and classifying shares of the Dow Jones Wilshire 5000 Index Portfolio are incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A which was filed on November 2, 1998 (“Post-Effective Amendment No. 13”).

(7)	Articles Supplementary dated June 7, 1999 to the Articles of Incorporation reclassifying shares of the Dow Jones Wilshire 5000 Index Portfolio are incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A which was filed on July 2, 1999 (“Post-Effective Amendment No. 16”).

(8)	Articles of Amendment dated July 21, 2003 to the Articles of Incorporation amending the name of the Fund are incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A which was filed on April 29, 2004 (“Post-Effective Amendment No. 24”).

(b)(1)	By-Laws dated July 30, 1992, as revised September 17, 1992, are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 3.

(2)	Amended By-Laws dated September 9, 1996, as subsequently amended October 1, 1996, are incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A which was filed on October 30, 1996 (“Post-Effective Amendment No. 10”).

(3)	Amended By-Laws dated February 24, 2005 are incorporated herein by reference to Exhibit (b)(3) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A which was filed on April 28, 2006 (“Post-Effective Amendment No. 27”).

(4)	Amended By-Laws dated June 20, 2005 are incorporated herein by reference to Exhibit (b)(4) to Post-Effective Amendment No. 27.

(c)	Not Applicable.

(d)(1)	Investment Advisory Agreement between the Fund and Wilshire Associates Incorporated dated April 1, 2002 is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A which was filed on December 20, 2002 (“Post-Effective Amendment No. 22”).

(2)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Los Angeles Capital Management & Equity Research, Inc. dated April 1, 2002 is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 22.

(3)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Alliance Capital Management, L.P. dated April 15, 2003 is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 23.

(4)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Goldman Sachs Asset Management dated September 29, 2004 is incorporated herein by reference to Exhibit (d)(4) to Post-Effective Amendment No. 25.

(5)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and NWQ Investment Management Company dated October 11, 2004 is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 25.

(6)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Kalmar Investment Advisers dated December 22, 2004 is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 25.

(7)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Pzena Investment Management LLC dated December 23, 2004 is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 25.

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(8)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Delaware Management Company, a series of Delaware Management Business Trust, dated April 28, 2005 is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 26.

(9)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Columbus Circle Investors is filed herein.

(10)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Logan Capital Management, Inc. is filed herein.

(11)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Payden & Rygel is filed herein.

(12)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Quest Investment Management, Inc. is filed herein.

(13)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Renaissance Investment Management is filed herein.

(14)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Sawgrass Asset Management, L.L.C. is filed herein.

(15)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Victory Capital Management Inc. is filed herein.

(16)	Form of Amendment to Investment Sub-Advisory Agreements between Wilshire Associates Incorporated and each of Los Angeles Capital Management & Equity Research, Inc., AllianceBernstein, L.P., Goldman Sachs Asset Management, L.P., NWQ Investment Management Company, LLC, Kalmar Investment Advisers, Pzena Investment Management, LLC and Delaware Management Company is filed herein.

(e)	Distribution Agreement between the Fund and PFPC Distributors, Inc., dated December 31, 2000 is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A which was filed on December 21, 2001 (“Post-Effective Amendment No. 21”).

(f)	Not Applicable.

(g)	Custodian Services Agreement between the Fund and PFPC Trust Company dated June 13, 2005 is incorporated herein by reference to Exhibit (g) to Post-Effective Amendment No. 27.

(h)	Fund Accounting, Financial and Regulatory Administration and Transfer Agency Services Agreement with PFPC Inc. dated June 27, 2006 is incorporated herein by reference to Exhibit (h) to Post-Effective Amendment No. 27.

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(i)	Opinion and Consent of Counsel is filed herein.

(j)	Consent of PricewaterhouseCoopers LLP is filed herein.

(k)	Not Applicable.

(l)	Purchase Agreement between the Fund and Wilshire Associates Incorporated dated November 6, 1998 relating to the Dow Jones Wilshire 5000 Index Portfolio is incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 14 which was filed on November 25, 1998.

(m)(1)	Service and Distribution Plan under Rule 12b-1, for Qualified Class shares, adopted as of June 7, 1999 is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 16.

(2)	Service and Distribution Plan under Rule 12b-1, for Horace Mann Class shares, adopted as of June 7, 1999 is incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 16.

(3)	Amended and Restated Service and Distribution Plan under Rule 12b-1, adopted as of June 3, 1997 is incorporated herein by reference to Exhibit (15)(b) to Post-Effective Amendment No. 11.

(n)	Amended and Restated Rule 18f-3(d) Plan, adopted as of June 7, 1999 is incorporated herein by reference to Exhibit 18(c) to Post-Effective Amendment No. 16.

(o)	Reserved.

(p)(1)	Code of Ethics of Los Angeles Capital Management & Equity Research, Inc. is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 22.

(2)	Code of Ethics of AllianceBernstein L.P. is filed herein.

(3)	Code of Ethics of Goldman Sachs Asset Management is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 26.

(4)	Code of Ethics of NWQ Investment Management Company is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 26.

(5)	Code of Ethics of Kalmar Investment Advisers is incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No. 26.

(6)	Code of Ethics of Pzena Investment Management LLC is incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 26.

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(7)	Code of Ethics of Delaware Management Company, a series of Delaware Management Business Trust, is incorporated herein by reference to Exhibit (p)(9) to Post-Effective Amendment No. 26.

(8)	Standards of Business Conduct and Code of Ethics of the Fund and Wilshire Associates Incorporated is incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 27.

(9)	Code of Ethics of Columbus Circle Investors is filed herein.

(10)	Code of Ethics of Logan Capital Management, Inc. is filed herein.

(11)	Code of Ethics of Payden & Rygel is filed herein.

(12)	Code of Ethics of Quest Investment Management, Inc. is filed herein.

(13)	Code of Ethics of Renaissance Investment Management is filed herein.

(14)	Code of Ethics of Sawgrass Asset Management, L.L.C. is filed herein.

(15)	Code of Ethics of Victory Capital Management Inc. is filed herein.

(Other )	Powers of Attorney of the Directors dated February 24, 2006 is incorporated herein by reference to Exhibit (Other) to Post-Effective Amendment No. 27.

Item 24.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 25.	Indemnification

The statement as to the general effect of any contract, arrangements, or statute under which a Director, officer, underwriter, or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for his/her own protection, is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A which was filed on September 23, 1992.

Reference is also made to the Distribution Agreement filed as Exhibit (e) to Post-Effective Amendment No. 21.

Item 26.	Business and Other Connections of Investment Adviser

The list required by this Item 26 of officers and directors of Wilshire Associates Incorporated, Los Angeles Capital Management and Equity Research, Inc., AllianceBernstein, L.P., Goldman Sachs

5

Asset Management L.P., NWQ Investment Management Company, LLC, Kalmar Investment Advisers, Pzena Investment Management LLC, Delaware Management Company, a series of Delaware Management Business Trust, Columbus Circle Investors, Logan Capital Management, Inc., Payden & Rygel, Quest Investment Management, Inc., Renaissance Investment Management, Sawgrass Asset Management, L.L.C. and Victory Capital Management Inc. , together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is described below.

Wilshire Associates Incorporated

Name and Position with Wilshire	Nature of Company and/or Principal Business	Capacity
Dennis Anthony Tito, Director & Chief Executive Officer	Investment Management	Chief Executive Officer
Robert Charles Kuberek, Chief Financial Officer	Investment Management	Senior Managing Director
Howard Tamotsu Yata, Director	Investment Management	Managing Director
Cecilia Infee Loo, Director	Investment Management	Managing Director
San Slawson, Chief Compliance Officer	Investment Management	Managing Director
Julia Kathleen Bonafede, Director	Investment Management	Senior Managing Director
Lawrence E Davanzo Director	Investment Management	Senior Managing Director
Thomas Kevin Lynch, Director	Investment Management	Senior Managing Director

Los Angeles Capital Management and Equity Research, Inc.

Name and Position with LA Capital	Nature of Company and/or Principal Business	Position With Other Company
Thomas Stevens Director/CEO/Chairman/Compliance Officer	Investment Management	None
Hal Reynolds Director/Treasurer	Investment Management	None
Stuart Matsuda Director/Secretary	Investment Management	None
David Borger Director	Investment Management	None
Christine Kugler Director	Investment Management	None

6

AllianceBernstein, L.P.

Name and Address	Position With AllianceBernstein, L.P.	Occupation
Alliance Capital Management Corp. (ACMC)	General Partner	N/A
Alliance Capital Management Holding L.P.	Limited Partner	N/A
AXA Equitable Life Insurance Company (AELIC)	Limited Partner	N/A
Lewis A. Sanders	Chairman of the Board and Chief Executive Officer	Chairman of the Board and Chief Executive Officer/ Director of ACMC
Dominique Carrel-Billiard	Director	Senior Vice President, AXA
Henri DeCastries	Director	Chairman, Management Board, AXA Director, AELIC Chairman of the Board, AXA Financial
Denis Duverne	Director	Chief Financial Officer, AXA Director, AELIC
Lorie A. Slutsky	Director	Director of ACMC
Christopher M. Condron	Director	Director, President & Chief Executive Officer, AXA Financial Chairman and Chief Executive Officer, AELIC Member of the Management Board, AXA
Peter J. Tobin	Director	Director of ACMC
A. W. Smith, Jr.	Director	Director of ACMC
Weston M. Hicks	Director	Director of ACMC
Peter Etzenbach	Director	Director of ACMC
Gerald M. Lieberman	President, Chief Operating Officer and Director	President and Chief Operating Officer of ACMC
Lawrence H. Cohen	Executive Vice President and Chief Technology Officer	Executive Vice President of ACMC
Laurence E. Cranch	Executive Vice President and General Counsel	Executive Vice President and General Counsel of ACMC
Sharon E. Fay	Executive Vice President	Executive Vice President of ACMC
Marilyn G. Fedak	Executive Vice President	Executive Vice President of ACMC

7

Name and Address	Position With AllianceBernstein, L.P.	Occupation
Mark R. Gordon	Executive Vice President	Executive Vice President of ACMC
Thomas S. Hexner	Executive Vice President	Executive Vice President of ACMC
Seth J. Masters	Executive Vice President	Executive Vice President of ACMC
Marc O. Mayer	Executive Vice President	Executive Vice President of ACMC
Douglas J. Peebles	Executive Vice President	Executive Vice President of ACMC
Jeffrey S. Phlegar	Executive Vice President	Executive Vice President of ACMC
James G. Reilly	Executive Vice President	Executive Vice President of ACMC
Paul C. Rissman	Executive Vice President	Executive Vice President of ACMC
Lisa A. Shalett	Executive Vice President	Executive Vice President of ACMC
David A. Steyn	Executive Vice President	Executive Vice President of ACMC
Christopher M. Toub	Executive Vice President	Executive Vice President of ACMC
Robert Henry Joseph, Jr.	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer of ACMC
James A. Gingrich	Executive Vice President	N/A
Edward J. Farrell	Senior Vice President and Controller	N/A
Mark R. Manley	Senior Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer of ACMC

Goldman Sachs Asset Management, L.P.

Name and Position with GSAM	Nature of Company and/or Principal Business	Position With Other Company

Peter Kraus Managing Director, Co-Head of the Investment Management Division	Investment Advisory Services	Goldman, Sachs & Co. (Investment Management Division) • Co-Head Investment Management Division Goldman, Sachs & Co. • Managing Director • Partner

Eric Schwartz Managing Director, Co-Head of the Investment Management Division	Investment Advisory Services	Goldman, Sachs & Co. (Investment Management Division) • Co-Head Investment Management Division • Managing Director • Partner

Jonathan Beinner Managing Director, Chief Investment Officer, Co-head of Global Fixed Income and Money Markets	Investment Advisory Services	Goldman, Sachs & Co. (Investment Management Division) • Co-Head U.S. Fixed Income, Municipals & Money Markets • Managing Director The Goldman Sachs Trust Company, N.A. • Officer

8

Tom Kenny Managing Director, Co-Head Global Fixed Income and Money Markets	Investment Advisory Services	Goldman, Sachs & Co. (Investment Management Division) • Co-Head US Fixed Income, Municipals & Money Markets • Managing Director, Senior Portfolio Manager Municipal Bonds

Robert Litterman Managing Director, Director of Quantitative Resources Group	Investment Advisory Services	Goldman, Sachs & Co. (Investment Management Division) • Managing Director, Head of Quantitative Research and Risk Management Goldman, Sachs & Co. • Managing Director

Kaysie Uniacke Managing Director, Head of US Distribution	Investment Advisory Services	Goldman, Sachs & Co. (Investment Management Division) • Head of US Distribution • Managing Director

Suzanne Donohoe Managing Director, Head of European Distribution, Co-Head of Europe	Investment Advisory Services

Goldman Sachs Asset Management International

•     Chief Executive Officer

•     Co-Head Asset Management group Europe

Goldman, Sachs & Co. (Investment Management Division)

•     Managing Director

The Goldman Sachs Trust Company, N.A.

•     Director

Stephen Fitzgerald Managing Director, Co-Head of IMD Asia	Investment Advisory Services

Goldman Sachs Asset Management Co., Ltd.

•     Director, Part Time

•     Head Asset Management group operations

•     Co-Head Investment Management Division Asia

Goldman, Sachs & Co. (Investment Management Division)

•     Managing Director

9

Ted Sotir Managing Director, Co-Head of Europe; Global Chief Administrative Officer	Investment Advisory Services

Goldman Sachs Asset Management International

•     Global Chief Administrative Officer for Asset Management Group

•     Director

•     Executive Director

Goldman, Sachs & Co.(Investment Management Division)

•     Managing Director

NWQ Investment Management Company LLC

Name and Position with NWQ	Nature of Company and/or Principal Business	Position with other “ Company

Bosse, Jon D. Co-President, Chief Investment Officer, Managing DirectorPortfolio Manager/Analyst	Investment Management	None

Friedel, E.C. (Ted) Managing Director, Investment Strategist/Portfolio Manger/Analyst	Investment Management	None

Conlin, John Co-President, Chief Operating Officer	Investment Management	None

Thomas, Phyllis G. Managing Director	Investment Management	None

Carne, Michael J. Managing Director	Investment Management	None

10

Kalmar Investment Advisers

Name and Position with Kalmar	Nature of Company and/or Principal Business	Position with other Company
Ford B. Draper, Jr. Trustee, President, Chairman and Owner	Investment Management	KII* – President, CIO, Director and Owner; KPIT** – Chairman of the Board of Trustees
Dana F. Walker Portfolio Manager, Research Analyst and Owner	Investment Management	KII* – Owner
Gregory A. Hartley Portfolio Manager, Research Analyst and Owner	Investment Management	KII* – Owner
Ford B. Draper, III Managing Director and Owner	Investment Management	KII* – Owner and Managing Director; KPIT** – Vice President
Avery Draper Owner	Investment Management	None
Brian D. Draper Vice President and Trustee	Investment Management	KII* – Vice President
Verna E. Knowles Trustee, Secretary, Treasurer and Owner	Investment Management	KII* – Secretary, Treasurer and Owner; KPIT** – CFO and Treasurer; President and Director of Books and Balances, Ltd.***
Marjorie L. McMenamin Trustee and Owner	Investment Management	KII* – Owner; KPIT** - Secretary
Greg Travers Portfolio Manager, Research Analyst and Owner	Investment Management	KII* – Owner
Steffen Torres Portfolio Manager, Research Analyst and Owner	Investment Management	KII* – Owner
Nancy Romito Client Services Director and Owner	Investment Management	KII* – Owner
Jeffrey Stroble Client Services Director and Owner	Investment Management	KII* – Owner
Jeannine Laughman Portfolio Manager, Research Analyst and Owner	Investment Management	KII* – Owner

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Monica Butler Head Trader and Owner	Investment Management	KII* – Owner
Kimberly R. Portmann Chief Compliance Officer	Investment Management	KII* - Chief Compliance Officer

*	KII – Kalmar Investments Inc.

**	KPIT – Kalmar Pooled Investment Trust (This is Kalmar’s proprietary mutual fund; the legal entity is a Delaware Business Trust, so there are Trustees and Officers of the Trust)

***	Books and Balances, Ltd. – this is solely owned by Verna Knowles and is a small company providing tax return services to individuals.

Pzena Investment Management, LLC

Name and Position with Pzena	Nature of Company and/or Principal Business	Position with other Company
Richard S. Pzena Managing Principal, Chief Executive Officer, Co-Chief Investment Officer, and Voting Member	Registered Investment Adviser/Investment Management	None

John P. Goetz Managing Principal, Co-Chief Investment Officer, and Voting Member	Registered Investment Adviser/Investment Management	None

William L. Lipsey Managing Principal, Marketing and Client Services, and Voting Member	Registered Investment Adviser/Investment Management	None

A. Rama Krishna Managing Principal, Portfolio Manager, and Voting Member	Registered Investment Adviser/Investment Management	None

Keith C. Komar Principal, Chief Administrative Officer, and Non-Voting Member	Registered Investment Adviser/Investment Management	None

Joan F. Berger Principal, General Counsel, Chief Compliance Officer, and Non-Voting Member	Registered Investment Adviser/Investment Management	None

12

Delaware Management Company, a series of Delaware Management Business Trust (“DMC”)

Name and Principal Business Address	Positions and Offices with DMC	Positions and Offices with Delaware Investments® Family of Funds	Other Positions and Offices Held
Patrick P. Coyne	President	President/ Chief Executive Officer	Mr. Coyne has served in various executive capacities within Delaware Investments[1] Managing Director – Fixed Income – Lincoln National Investment Companies, Inc.

Ryan K. Brist	Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income	Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income	Mr. Brist has served in various executive capacities within Delaware Investments Vice President - Lincoln National Income Fund, Inc.

John C.E. Campbell	Executive Vice President/Global Marketing & Client Services	None	Mr. Campbell has served in various executive capacities within Delaware Investments President/Chief Executive Officer – Optimum Fund Trust

Philip N. Russo[2]	Executive Vice President/Chief Financial Officer	None	Mr. Russo has served in various executive capacities within Delaware Investments

See Yeng Quek	Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income	Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income	Mr. Quek has served in various executive capacities within Delaware Investments Director/Trustee - HYPPCO Finance Company Ltd.

Brian L. Murray, Jr.	Senior Vice President/Chief Compliance Officer	Senior Vice President/Chief Compliance Officer	Mr. Murray has served in various executive capacities within Delaware Investments

David P. O’Connor	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel	Senior Vice President/ Strategic Investment Relationships and Initiatives/ General Counsel/Chief Legal Officer	Mr. O’Connor has served in various executive capacities within Delaware Investments Vice President/ General Counsel - Lincoln National Investment Companies, Inc.

13

Columbus Circle Investors

Name and Position with Columbus Circle Investors	Nature of Company and/or Principal Business	Other Connections
Anthony Rizza, Senior Managing Director	Investment Adviser	None
Clifford Fox, Senior Managing Director	Investment Adviser	None
Karl Anderson, Senior Managing Director	Investment Adviser	None
Frank Cuttita, Managing Director	Investment Adviser	None

Logan Capital Management

Name and Position with Logan Capital Management	Nature of Company and/or Principal Business	Other Connections
David P. Harrison, Managing Director, Chairman	Investment Advisory	None
Al Besse, Managing Director,	Investment Advisory	None
Dana H. Stewardson, Managing Director	Investment Advisory	None
Stephen S. Lee, Managing Director, Compliance Officer	Investment Advisory	None

Payden & Rygel

Name and Position with Payden & Rygel	Nature of Company and/or Principal Business	Other Connections
Joan Payden, President	Investment Management	None
Brian Matthews, Managing Principal	Investment Management	None
Asha Joshi, Managing Principal	Investment Management	None
Christopher Orndorff, Managing Principal	Investment Management	None
James Sarni, Managing Principal	Investment Management	None
Mary Beth Syal, Managing Principal	Investment Management	None
Scott Weiner, Managing Principal	Investment Management	None
Edward Garlock, Managing Principal and General Counsel	Investment Management	None
Robin Creswell, Managing Principal	Investment Management	None

Quest Investment Management, Inc.

Name and Position with Quest Investment Management, Inc.	Nature of Company and/or Principal Business	Other Connections
Monte L. Johnson, Chairman/Co-CIO/Portfolio Manager	Investment Management	None

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Cameron M. Johnson, CEO/Portfolio Manager	Investment Management	None
Gregory G. Sherwood, President/Co-CIO/Portfolio Manager	Investment Management	None
Kevin M. Johnson, Secretary/Treasurer	Investment Management	None

Renaissance Investment Management

Name and Position with Renaissance Investment Management	Nature of Company and/or Principal Business	Other Connections
Mike Schroer, Managing Partner	Investment Manager	N/A
Paul Radomski, Managing Partner	Investment Manager	N/A
Joe Bruening, Partner & Trading Manager	Investment Manager	N/A
Sudhir Warrier, Partner & COO	Investment Manager	N/A
Mary Meiners, Partner	Investment Manager	N/A
Kevin Patton, CCO	Investment Manager	Worked for Fifth Third Bank before August 2005
Jennifer Trowbridge, Director of Client Services	Investment Manager	Worked for Fifth Third Bank before April 2006
Marilyn Berkemeyer, Director of Human Resources and Accounting	Investment Manager	N/A

Sawgrass Asset Management, LLC

Name and Position with Sawgrass Asset Management, LLC	Nature of Company and/or Principal Business	Other Connections
Andrew M. Cantor, CFA Principal, Director of Fixed Income	Investment Management	N/A
Dean McQuiddy, CFA Principal, Director of Equity	Investment Management	N/A
Brian K. Monroe Principal, Director of Sales & Marketing	Investment Management	N/A
Martin E. LaPrade, CFA Partner, Equity Portfolio Manager	Investment Management	N/A
David A. Furfine, CFA Partner, Fixed Income Portfolio Manager	Investment Management	N/A
Patrick A. Riley, CFA Partner, Equity Portfolio Manager	Investment Management	N/A
Janet B. Emmick Partner, Security Trader	Investment Management	N/A
Christopher J. Greco Partner, Institutional Sales & Client Service	Investment Management	N/A

15

Victory Capital Management Inc.

Name and Position Victory Capital Management Inc.	Nature of Company and/or Principal Business	Other Connections

Wagner, Robert, President & CEO

Summers, Mark, CAO, Officer

Seay, Thomas, Officer

Brown, David C, Officer

Fox, Kenneth, CCO, Officer

Zeiger, Richard, Sectretary, Officer

River, Gregory, Officer

Bulloch, Assistant Secretary

Seballos, Lisa, CFO

Allen, William, Senior Managing Director

Babin, Lawrence, Senior Managing Director

Brown, David Craig, Senior Managing Director

Barber, John, Senior Managing Director

River, Gregory Nathan, Senior Managing Director

Sachdeva, Arvind, Senior Managing Director

Lindsay, Margaret S, Senior Managing Director

Maronak, Erick, Senior Managing Director

Janus, Richard, Senior Managing Director

Koury, Cynthia, Senior Managing Director

Schmeits, Kevin, Senior Managing Director

Seay, Tom, Senior Managing Director

Summers, Mark, Senior Managing Director

Turgeon, Richard, Senior Managing Director

Barr, Michael, Managing Director

Costanzo, Michael s, Managing Director

Calcagno, Jack, Managing Director

Dahl, Jason, Managing Director

Danes, Paul, Managing Director

Dy, Dan, Managing Director

Dyer, Chris, Managing Director

Felice, Frank, Managing Director

Gabriel, Michael, Managing Director

Globits, Les, Managing Director

Graff, Jeff, Managing Director

Hackett, Michael, Managing Director

Hall, Lawrence, Managing Director

Kaesberg, James, Managing Director

Kefer, Scott, Managing Director

Kenney, William, Managing Director

Kilbane, Neil, Managing Director

King, Cheryl, Managing Director

Investment Management

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Kolpak, David, Managing Director

Kuo, Chun Chun, Managing Director

Koskuba, Michael, Managing Director

Kutz, John, Managing Director

Lindland, Joshua Arjuna, Managing Director

Maneri, Robert, Managing Director

Mooradian, Susan J, Managing Director

Metz, Conrad, Managing Director

Miller, Gary H, Managing Director

Ohmacht, Christopher, Managing Director

Pandon, Joel, Managing Director

Pasicznyk, Paul G, Managing Director

Policarpo II, Micael Dennis, Managing Director

Ponsetto, Paula A, Managing Director

Putman, Jason E, Managing Director

Rains, Carolyn M, Managing Director

Ross, Cynthia Starke, Managing Director

Ruch, Craig Everett, Managing Director

Scharich, Peter, Managing Director

Scherzer, Reuben, Managing Director

Shemo, Russ, Managing Director

Shagrin, Martin L, Managing Director

Swain, Lori, Managing Director

Taylor, Terry, Managing Director

Thistleton, Mike, Managing Director

Tipton-Fletcher, Trenton

Toft, Paul, Managing Director

Van Meter, Mark James, Managing Director

Vrban, Lucy, Managing Director

Walsh, Dennis, Managing Director

Wesselkamper, Steve, Managing Director

Whitehouse, Diane, Managing Director

Adelman, Heidi, Director

Albers, James Michael, Director

Balazsy, James, Director

Bernstein, Richard, Director

Brown, Peter , Director

Bush, Amy, Director

Cho, Eun S, Director

Coblentz, Mary Ann, Director

Donovan, Joseph, Director

Douglas, Bill, Director

Dewitt, Chris, Director

Dryja, Lester, Director

Durand, Michael, Director

Ewing, Dana, Director

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

None

17

Farmer, Marilyn, Director

Farrell, Thomas, Director

Fragomeni, Bernie, Director

Gurewitz, Paul, Director

Hegedus, Steven, Director

Hudson, Robin, Director

Hutka, Kathleen, Director

Inks, Don, Director

Israel, Robert, Director

Jacobs, Donna, Director

Kmetz, Carole, Director

Knapp, Jason, Director

Kulka, Donna, Director

Lake, Jack, Director

Lanuti, Dan, Director

Larochelle, Anna Lynn, Director

Lawrence, Lynne, Director

Likevich, Steve, Director

Lowe, Nina L, Director

Mcneill, Marion, Director

Mccauley, John, Director

Mcdonough, Matthew, Director

Moody, Thomas, Director

Myers, Barbara A, Director

Norton, Brad, Director

Norwick, William L, Director

Pacula, Ric, Director

Payne, Robert, Director

Pelaia, Ec, Director

Pederson, Neil D, Director

Redden, Paul, Director

Reiger, Linda, Director

Roche, Sean, Director

Rust, Andrew, Director

Schmitt, Kirk, Director

Selar, Janet, Director

Stahorsky, Scott, Director

Stone, Terry, Director

Uhlir, Harriet R, Director

Uutala, Thomas, Director

Welker, Christopher, Director

Witalis, Susan, Director

Wohl, Gina, Director

Wolf, Sherri A, Director

Zimmerman, Brent C, Director

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

Investment Management

None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None None

18

Item 27.	Principal Underwriter

(a)	PFPC Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of January 2, 2007, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.

Aston Funds

Atlantic Whitehall Funds Trust

CRM Mutual Fund Trust

E.I.I. International Property Fund

E.I.I. Realty Securities

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Kalmar Pooled Investment Trust

Matthews Asian Funds

Metropolitan West Funds

New Alternatives Fund

Old Westbury Funds

The RBB Fund, Inc.

Stratton Growth Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

The Torray Fund

Van Wagoner Funds

Wilshire Variable Insurance Trust

Distributed by ABN AMRO Services (USA) Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

None.

Distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

BlackRock Funds

BlackRock Bond Allocation Target Shares

BlackRock Liquidity Funds

International Dollar Reserve Fund I, Ltd.

Distributed by MGI Funds Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

MGI Funds

19

Distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of PFPC Distributors, Inc.:

Northern Funds

Northern Institutional Funds

(b)	The Distributor is a Massachusetts corporation located at 301 Bellevue Parkway, Wilmington, DE 19809. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Name	Position(s) with Distributor	Positions with Registrant
Brian Burns	Chairman; Director;	None
	President; Chief Executive Officer	None

Michael Denofrio	Director	None

Nicholas Marsini	Director	None

Rita G. Adler	Chief Compliance Officer	None
John Munera	Anti-Money Laundering Officer	None
Jodi Jamison	Chief Legal Officer	None
Bradley A. Stearns	Secretary; Clerk	None
Julie Bartos	Assistant Secretary; Assistant Clerk	None
Amy Brennan	Assistant Secretary; Assistant Clerk	None
Craig Stokarski	Treasurer; Chief Financial Officer; Financial & Operations Principal	None
Maria Schaffer	Assistant Treasurer; Controller	None

Bruno Di Stefano	Vice President	None
Susan K. Moscaritolo	Vice President	None

(c)	Not applicable.

Item 28.	Location of Accounts and Records

1.	PFPC Inc.

760 Moore Road

King of Prussia, PA 19406-0903

(records relating to its function as fund accountant, transfer agent and administrator)

20

2.	PFPC Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406-0903

(records relating to its functions as distributor)

3.	PFPC Trust Company

8800 Tinicum Boulevard, 3rd Floor

Philadelphia, PA 19153.

(records relating to its function as custodian)

4.	Wilshire Associates Incorporated

1299 Ocean Avenue

Suite 700

Santa Monica, CA 90401

(records relating to its function as investment adviser)

5.	Los Angeles Capital Management & Equity Research, Inc.

11150 Santa Monica Blvd.

Suite 200

Los Angeles, CA 90025

(records relating to its function as investment sub-adviser)

6.	Goldman Sachs Asset Management, L.P.

32 Old Slip, 23rd Floor,

New York, NY 10005

(records relating to its function as investment sub-adviser)

7.	AllianceBernstein, LP

1345 Avenue of the Americas

New York, New York 10105

(records relating to its function as investment sub-adviser)

8.	NWQ Investment Management Company, LP

2049 Century Park East

4th Floor

Los Angeles, California 90067

(records relating to its function as investment sub-adviser)

9.	Kalmar Investment Advisers

3701 Kennett Pike

Wilmington, Delaware 19807

(records relating to its function as investment sub-adviser)

10.	Pzena Investment Management, LLC

120 West 45th Street

34th Floor

New York, New York 10036

(records relating to its function as investment sub-adviser)

21

11.	Delaware Management Company, a series of Delaware Management Business Trust

2005 Market Street

Philadelphia, PA 19103

(records relating to its function as investment sub-adviser)

12.	Columbus Circle Investors

One Station Place

Stamford CT 06902

(records relating to its function as investment sub-adviser)

13.	Logan Capital Management, Inc.

Six Coulter Avenue

Ardmore, PA 19003

(records relating to its function as investment sub-adviser)

14.	Payden & Rygel

333 S. Grand Avenue

Los Angeles, California 90071

(records relating to its function as investment sub-adviser)

15.	Quest Investment Management Inc.

1 SW Columbia Street, Suite 1100

Portland, Oregon 97258

(records relating to its function as investment sub-adviser)

16.	Renaissance Investment Management, Inc.

625 Eden Park Drive, Suite 1200

Cincinnati, Ohio 45202

(records relating to its function as investment sub-adviser)

17.	Sawgrass Asset Management, LLC

1579 The Greens Way, Suite 20

Jacksonville Beach, Florida 32250

(records relating to its function as investment sub-adviser)

18.	Victory Capital Management, Inc.

127 Public Square

Cleveland, Ohio 44114

(records relating to its function as investment sub-adviser)

Item 29.	Management Services

  Not Applicable.

22

Item 30.	Undertakings

Not Applicable.

23

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Wilshire Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 28 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Los Angeles, and State of California on the 26th day of April 2007.

WILSHIRE MUTUAL FUNDS, INC.

BY:	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Lawrence E. Davanzo Lawrence E. Davanzo	Director and President (principal executive officer)	April 26, 2007

/s/ DeWitt F. Bowman* DeWitt F. Bowman	Director	April 26, 2007

/s/ Roger A. Formisano* Roger A. Formisano	Director	April 26, 2007

/s/ Richard A. Holt* Richard A. Holt	Director	April 26, 2007

/s/ Harriet A. Russell* Harriett A. Russell	Director	April 26, 2007

/s/ George J. Zock* George J. Zock	Director, Chairman of the Board	April 26, 2007

/s/ Scott Boroczi Scott Boroczi	Treasurer (Principal financial officer)	April 26, 2007

*BY:	/s/ Lawrence E. Davanzo	April 26, 2007
As Attorney-in-Fact and Agent pursuant to Power of Attorney previously filed with the Registrant’s Post-Effective Amendment No. 27.

24

EXHIBIT INDEX

Item	Exhibit
(d)(9)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Columbus Circle Investors.

(d)(10)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Logan Capital Management, Inc.

(d)(11)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Payden & Rygel.

(d)(12)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Quest Investment Management, Inc.

(d)(13)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Renaissance Investment Management.

(d)(14)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Sawgrass Asset Management, L.L.C.

(d)(15)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Victory Capital Management Inc.

(d)(16)	Form of Amendment to Investment Sub-Advisory Agreements between Wilshire Associates Incorporated and each of Los Angeles Capital Management & Equity Research, Inc., AllianceBernstein, L.P., Goldman Sachs Asset Management, L.P., NWQ Investment Management Company, LLC, Kalmar Investment Advisers, Pzena Investment Management, LLC and Delaware Management Company.

(i)	Opinion and Consent of Counsel.

(j)	Consent of PricewaterhouseCoopers LLP.

(p)(2)	Code of Ethics of AllianceBernstein LP.

(p)(9)	Code of Ethics of Columbus Circle Investors.

(p)(10)	Code of Ethics of Logan Capital Management, Inc.

(p)(11)	Code of Ethics of Payden & Rygel.

(p)(12)	Code of Ethics of Quest Investment Management, Inc.

(p)(13)	Code of Ethics of Renaissance Investment Management.

(p)(14)	Code of Ethics of Sawgrass Asset Management, L.L.C.

(p)(15)	Code of Ethics of Victory Capital Management Inc.

25